UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA EMERGING MARKETS FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA EMERGING MARKETS FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Important Information About This Report	35

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA EMERGING MARKETS FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Emerging Markets Fund (the Fund) Class A shares returned -5.94% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund outperformed its benchmark, the MSCI Emerging Markets Index (Net), which returned -8.30% during the same period.

■  The MSCI EAFE Index (Net), which tracks performance in more developed foreign markets, returned -1.26% for the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		-5.94	1.68	4.81	6.69
Including sales charges		-11.37	-4.19	3.58	6.06
Class B*	02/28/13
Excluding sales charges		-6.33	0.92	4.03	5.87
Including sales charges		-11.01	-4.08	3.69	5.87
Class C*	09/28/07
Excluding sales charges		-6.32	0.91	4.01	5.88
Including sales charges		-7.26	-0.09	4.01	5.88
Class I*	09/27/10	-5.76	2.10	5.23	7.01
Class K*	02/28/13	-5.90	1.90	4.97	6.83
Class R*	09/27/10	-6.15	1.39	4.55	6.40
Class R4*	03/19/13	-5.88	1.94	5.07	6.93
Class R5*	11/08/12	-5.80	2.15	5.14	6.97
Class W*	09/27/10	-6.03	1.69	4.79	6.66
Class Y*	11/08/12	-5.75	2.18	5.19	6.99
Class Z	01/02/98	-5.83	1.96	5.07	6.93
MSCI Emerging Markets Index (Net)		-8.30	5.01	3.64	7.89
MSCI EAFE Index (Net)		-1.26	-0.03	7.78	4.84

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 28, 2015)
Samsung Electronics Co., Ltd. (South Korea)	4.7
Tencent Holdings Ltd. (China)	3.5
Naspers Ltd., Class N (South Africa)	3.2
Industrial & Commercial Bank of China Ltd., Class H (China)	2.3
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2.2
Itaú Unibanco Holding SA, ADR (Brazil)	1.9
China Mobile Ltd. (China)	1.9
SK Telecom Co., Ltd. (South Korea)	1.6
ICICI Bank Ltd., ADR (India)	1.6
HDFC Bank Ltd., ADR (India)	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Common Stocks	98.0
Consumer Discretionary	14.9
Consumer Staples	6.1
Energy	2.1
Financials	27.3
Health Care	6.7
Industrials	5.9
Information Technology	22.9
Materials	4.1
Telecommunication Services	5.4
Utilities	2.6
Money Market Funds	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Dara White, CFA

Jasmine Weili Huang, CFA, CPA (U.S. and China), CFM

Robert Cameron

Young Kim*

*Effective February 2, 2015, Mr. Kim was named a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at February 28, 2015)
Brazil	7.3
China	22.5
Czech Republic	0.4
Greece	0.6
Hong Kong	0.6
India	15.0
Indonesia	3.7
Malaysia	0.7
Mexico	3.7
Peru	1.0
Philippines	5.0
Poland	0.5
Russian Federation	2.4
South Africa	5.0
South Korea	15.0
Taiwan	9.3
Thailand	3.4
Turkey	1.0
United Kingdom	0.2
United States(a)	2.7
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2015
4

COLUMBIA EMERGING MARKETS FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	940.60	1,016.90	7.79	8.10	1.61
Class B	1,000.00	1,000.00	936.70	1,013.16	11.40	11.85	2.36
Class C	1,000.00	1,000.00	936.80	1,013.16	11.40	11.85	2.36
Class I	1,000.00	1,000.00	942.40	1,019.25	5.52	5.74	1.14
Class K	1,000.00	1,000.00	941.00	1,017.75	6.97	7.24	1.44
Class R	1,000.00	1,000.00	938.50	1,015.66	8.99	9.35	1.86
Class R4	1,000.00	1,000.00	941.20	1,018.10	6.63	6.89	1.37
Class R5	1,000.00	1,000.00	942.00	1,019.00	5.76	5.99	1.19
Class W	1,000.00	1,000.00	939.70	1,016.90	7.79	8.10	1.61
Class Y	1,000.00	1,000.00	942.50	1,019.25	5.52	5.74	1.14
Class Z	1,000.00	1,000.00	941.70	1,018.15	6.58	6.84	1.36

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
BRAZIL 7.4%
AmBev SA, ADR	2,628,311	16,952,606
BB Seguridade Participacoes SA	1,325,900	15,133,125
Hypermarcas SA(a)	930,000	6,257,332
International Meal Co. Holdings SA	445,500	1,106,394
Itaú Unibanco Holding SA, ADR	2,220,295	28,375,370
Kroton Educacional SA	1,227,200	4,491,628
M. Dias Branco SA	105,600	3,087,556
Qualicorp SA(a)	508,400	4,656,416
Raia Drogasil SA	600,200	6,025,786
Ultrapar Participacoes SA	629,900	13,220,411
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	677,200	9,895,290
Total		109,201,914
CHINA 22.5%
58.Com, Inc., ADR(a)	88,415	3,685,137
AAC Technologies Holdings, Inc.	1,122,500	7,431,235
Alibaba Group Holding Ltd., ADR(a)	86,614	7,372,584
Baidu, Inc., ADR(a)	51,896	10,573,810
China Animal Healthcare Ltd.	6,354,000	3,595,650
China Mobile Ltd.	2,065,000	28,022,394
China Mobile Ltd., ADR	107,951	7,313,680
China Pacific Insurance Group Co., Ltd., Class H	4,076,000	21,276,017
China Petroleum & Chemical Corp., Class H	6,768,000	5,665,251
Chongqing Changan Automobile Co., Ltd., Class B	6,769,359	18,411,554
CSPC Pharmaceutical Group Ltd.	7,146,000	5,839,986
CT Environmental Group Ltd.	4,010,566	4,029,751
Daqin Railway Co., Ltd., Class A	5,694,615	9,691,454
ENN Energy Holdings Ltd.	1,316,000	6,987,707
Guangdong Investment Ltd.	6,368,000	8,203,907
Haier Electronics Group Co., Ltd.	1,690,000	4,453,875
iDreamsky Technology Ltd., ADR(a)	168,864	1,898,031
Industrial & Commercial Bank of China Ltd., Class H	46,253,000	33,798,981
Luye Pharma Group Ltd.(a)	9,278,000	10,889,628
Pax Global Technology Ltd.(a)	7,286,000	6,638,456

Common Stocks (continued)

Issuer	Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., Class H	1,232,000	13,693,449
Sihuan Pharmaceutical Holdings Group Ltd.	10,119,000	6,023,881
Sinotrans Ltd., Class H	19,847,000	13,131,473
Sunny Optical Technology Group Co., Ltd.	2,962,000	4,888,074
Tencent Holdings Ltd.	2,939,400	51,285,915
Vipshop Holdings Ltd., ADS(a)	409,061	10,001,542
WuXi PharmaTech (Cayman), Inc. ADR(a)	430,715	17,207,064
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,198,500	12,389,680
Total		334,400,166
CZECH REPUBLIC 0.4%
Komercni Banka AS	24,909	5,369,379
GREECE 0.6%
JUMBO SA	313,632	3,579,894
National Bank of Greece SA(a)	1,485,042	2,226,861
OPAP SA	367,500	3,384,595
Total		9,191,350
HONG KONG 0.6%
Galaxy Entertainment Group Ltd.	1,075,000	5,449,783
Melco Crown Entertainment Ltd., ADR	154,929	3,721,394
Total		9,171,177
INDIA 15.0%
Apollo Hospitals Enterprise Ltd.	209,936	4,423,075
Asian Paints Ltd.	694,724	9,081,932
Bharti Infratel Ltd.	1,165,251	6,931,551
Dish TV India Ltd.(a)	6,778,302	9,098,922
Eicher Motors Ltd.	76,000	19,468,826
Glenmark Pharmaceuticals Ltd.	500,865	6,319,293
Havells India Ltd	735,422	3,257,820
HCL Technologies Ltd.	384,946	12,553,336
HDFC Bank Ltd., ADR	352,404	21,852,572
ICICI Bank Ltd., ADR	1,971,296	22,965,598
IndusInd Bank Ltd.	769,573	10,768,664
Just Dial Ltd.	203,984	4,534,899
Larsen & Toubro Ltd.	265,346	7,546,174
LIC Housing Finance Ltd.	959,539	7,697,215
Lupin Ltd.	440,898	12,412,549

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Maruti Suzuki India Ltd.	143,579	8,383,803
Motherson Sumi Systems Ltd.	2,584,779	19,154,491
Natco Pharma Ltd.	196,000	4,295,478
Tata Motors Ltd.	770,335	7,182,339
Tech Mahindra Ltd.	207,431	9,526,778
UPL Ltd.	1,497,030	10,176,606
Yes Bank Ltd.	366,560	4,872,150
Total		222,504,071
INDONESIA 3.7%
PT Ace Hardware Indonesia Tbk	48,452,900	3,164,891
PT Bank Central Asia Tbk	9,149,200	9,976,386
PT Bank Rakyat Indonesia Persero Tbk	14,130,400	14,063,751
PT Matahari Department Store Tbk	13,770,900	18,998,369
PT Nippon Indosari Corpindo Tbk	62,256,700	5,919,006
PT Sumber Alfaria Trijaya Tbk	79,444,900	2,893,000
Total		55,015,403
MALAYSIA 0.7%
Tenaga Nasional Bhd	2,571,700	10,498,970
MEXICO 3.7%
Alfa SAB de CV, Class A(a)	2,417,400	5,238,847
Cemex SAB de CV, ADR(a)	1,622,856	16,471,989
Grupo Financiero Banorte SAB de CV, Class O	2,344,300	12,686,153
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	991,132	10,912,363
Grupo Mexico SAB de CV, Class B	3,159,990	9,619,156
Total		54,928,508
PERU 1.0%
Credicorp Ltd.	75,609	10,979,939
Southern Copper Corp.	126,599	3,768,852
Total		14,748,791
PHILIPPINES 5.0%
BDO Unibank, Inc.	3,295,140	8,294,310
Bloomberry Resorts Corp.(a)	15,690,100	3,842,412
GT Capital Holdings, Inc.	795,340	21,269,337
Metropolitan Bank & Trust Co.	9,490,942	19,913,801
Robinsons Retail Holdings, Inc.	4,152,540	8,005,577
SM Prime Holdings, Inc.	17,391,400	7,781,847

Common Stocks (continued)

Issuer	Shares	Value ($)
Universal Robina Corp.	988,720	4,882,364
Total		73,989,648
POLAND 0.5%
Bank Pekao SA	157,040	7,860,791
RUSSIAN FEDERATION 2.4%
Lukoil OAO, ADR	262,125	12,711,752
Magnit PJSC	13,178	2,417,207
Magnit PJSC, GDR(b)	194,547	9,274,055
Mail.ru Group Ltd., GDR(a)(b)	226,133	4,294,266
MMC Norilsk Nickel, ADR	233,489	4,221,481
QIWI PLC, ADR	131,340	3,094,370
Total		36,013,131
SOUTH AFRICA 5.0%
Aspen Pharmacare Holdings Ltd.	213,206	7,562,220
AVI Ltd.	1,350,311	9,700,387
Clicks Group Ltd.	738,647	5,669,724
Discovery Ltd.	560,420	5,754,315
Naspers Ltd., Class N	315,036	46,236,694
Total		74,923,340
SOUTH KOREA 14.9%
Cuckoo Electronics Co., Ltd.(a)	11,216	1,967,084
Duk San Neolux Co., Ltd.(a)	220,893	4,568,604
EO Technics Co., Ltd.	38,918	5,093,886
Hana Financial Group, Inc.	235,525	6,452,663
Hotel Shilla Co., Ltd.	86,500	7,799,206
Kia Motors Corp.	137,271	5,687,413
Korea Electric Power Corp.	215,097	8,861,187
LG Display Co., Ltd.	353,534	10,976,604
LG Uplus Corp.	1,291,660	13,943,935
Medy-Tox, Inc.	14,103	4,541,848
Naturalendo Tech Co., Ltd.(a)	163,164	7,763,096
NAVER Corp.	14,716	8,855,366
Samchuly Bicycle Co., Ltd.	395,258	7,726,836
Samsung Electronics Co., Ltd.	55,046	68,081,227
Shinhan Financial Group Co., Ltd.	371,739	14,808,233
SK Hynix, Inc.	386,809	16,419,469
SK Telecom Co., Ltd.	91,375	23,980,598
Wonik IPS Co., Ltd.(a)	333,661	3,864,308
Total		221,391,563

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TAIWAN 9.3%
Advanced Semiconductor Engineering, Inc.	6,365,000	8,543,639
Catcher Technology Co., Ltd.	926,000	8,424,790
Cathay Financial Holding Co., Ltd.	11,191,850	16,978,894
Chipbond Technology Corp.	3,468,000	6,713,213
CTBC Financial Holding Co., Ltd.	14,319,255	9,510,024
Eclat Textile Co., Ltd.	1,199,200	13,705,259
eMemory Technology, Inc.	599,000	6,210,590
Gigasolar Materials Corp.	212,200	3,342,369
Himax Technologies, Inc., ADR	440,182	3,169,310
Inotera Memories, Inc.(a)	4,694,000	6,902,484
Merida Industry Co., Ltd.	728,400	5,863,127
Merry Electronics Co., Ltd.	1,475,250	5,053,447
MPI Corp.	1,076,000	3,905,629
Pegatron Corp.	2,980,000	8,154,471
Taiwan Semiconductor Manufacturing Co., Ltd.	6,598,048	31,479,805
Total		137,957,051
THAILAND 3.4%
Bangkok Bank PCL, Foreign Registered Shares	2,547,500	14,499,877
Kasikornbank PCL, Foreign Registered Shares	2,859,100	19,099,440
Mega Lifesciences PCL, Foreign Registered Shares	7,897,700	4,279,001
Robinson Department Store PCL, Foreign Registered Shares	2,284,000	3,618,703

Common Stocks (continued)

Issuer	Shares	Value ($)
Thai Union Frozen Products PCL, Foreign Registered Shares	13,737,800	9,106,116
Total		50,603,137
TURKEY 1.0%
Arcelik AS	634,847	3,833,831
Turk Traktor ve Ziraat Makineleri AS	85,910	2,746,435
Turkiye Garanti Bankasi AS	2,249,682	8,052,834
Total		14,633,100
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	39,281	3,141,359
UNITED STATES 0.7%
Atento SA(a)	358,075	4,125,024
Luxoft Holding, Inc.(a)	135,439	6,866,757
Total		10,991,781
Total Common Stocks (Cost: $1,233,388,587)		1,456,534,630

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.118%(c)(d)	29,730,513	29,730,513
Total Money Market Funds (Cost: $29,730,513)		29,730,513
Total Investments (Cost: $1,263,119,100)		1,486,265,143
Other Assets & Liabilities, Net		177,961
Net Assets		1,486,443,104

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $13,568,321 or 0.91% of net assets.

(c)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,068,200	298,121,472	(285,459,159)	29,730,513	15,413	29,730,513

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

ADS  American Depositary Share

GDR  Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	19,320,957	201,543,082	—	220,864,039
Consumer Staples	32,323,280	57,867,437	—	90,190,717
Energy	25,932,163	5,665,251	—	31,597,414
Financials	122,905,122	284,019,216	—	406,924,338
Health Care	21,863,480	77,945,704	—	99,809,184
Industrials	19,259,162	68,231,862	—	87,491,024
Information Technology	36,660,000	303,174,254	—	339,834,254
Materials	29,859,996	31,189,982	—	61,049,978
Telecommunication Services	7,313,680	72,878,479	—	80,192,159
Utilities	—	38,581,523	—	38,581,523
Total Equity Securities	315,437,840	1,141,096,790	—	1,456,534,630
Mutual Funds
Money Market Funds	29,730,513	—	—	29,730,513
Total Mutual Funds	29,730,513	—	—	29,730,513
Total	345,168,353	1,141,096,790	—	1,486,265,143

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,233,388,587)	$1,456,534,630
Affiliated issuers (identified cost $29,730,513)	29,730,513
Total investments (identified cost $1,263,119,100)	1,486,265,143
Foreign currency (identified cost $925)	945
Receivable for:
Investments sold	10,995,155
Capital shares sold	1,858,699
Dividends	2,104,645
Reclaims	133,232
Prepaid expenses	6,152
Trustees' deferred compensation plan	40,488
Other assets	54,670
Total assets	1,501,459,129
Liabilities
Payable for:
Investments purchased	10,473,656
Capital shares purchased	2,405,882
Foreign capital gains taxes deferred	1,620,885
Investment management fees	40,004
Distribution and/or service fees	2,882
Transfer agent fees	177,748
Administration fees	3,093
Plan administration fees	36
Compensation of board members	16,083
Chief compliance officer expenses	118
Other expenses	231,030
Trustees' deferred compensation plan	40,488
Other liabilities	4,120
Total liabilities	15,016,025
Net assets applicable to outstanding capital stock	$1,486,443,104
Represented by
Paid-in capital	$1,341,660,905
Excess of distributions over net investment income	(6,601,812)
Accumulated net realized loss	(70,112,287)
Unrealized appreciation (depreciation) on:
Investments	223,146,043
Foreign currency translations	(28,860)
Foreign capital gains tax	(1,620,885)
Total — representing net assets applicable to outstanding capital stock	$1,486,443,104

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$288,505,150
Shares outstanding	28,037,526
Net asset value per share	$10.29
Maximum offering price per share(a)	$10.92
Class B
Net assets	$4,394,131
Shares outstanding	442,972
Net asset value per share	$9.92
Class C
Net assets	$24,961,732
Shares outstanding	2,512,605
Net asset value per share	$9.93
Class I
Net assets	$150,134,456
Shares outstanding	14,500,634
Net asset value per share	$10.35
Class K
Net assets	$181,578
Shares outstanding	17,609
Net asset value per share	$10.31
Class R
Net assets	$7,526,945
Shares outstanding	736,139
Net asset value per share	$10.22
Class R4
Net assets	$422,640
Shares outstanding	40,627
Net asset value per share	$10.40
Class R5
Net assets	$3,858,668
Shares outstanding	372,422
Net asset value per share	$10.36
Class W
Net assets	$98,943
Shares outstanding	9,622
Net asset value per share	$10.28
Class Y
Net assets	$4,066,691
Shares outstanding	391,161
Net asset value per share	$10.40
Class Z
Net assets	$1,002,292,170
Shares outstanding	97,003,055
Net asset value per share	$10.33

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,448,508
Dividends — affiliated issuers	15,413
Foreign taxes withheld	(705,219)
Total income	5,758,702
Expenses:
Investment management fees	7,343,243
Distribution and/or service fees
Class A	363,193
Class B	24,875
Class C	125,934
Class R	18,683
Class W	133
Transfer agent fees
Class A	326,678
Class B	5,588
Class C	28,318
Class K	46
Class R	8,400
Class R4	364
Class R5	818
Class W	120
Class Z	1,146,035
Administration fees	568,775
Plan administration fees
Class K	229
Compensation of board members	25,414
Custodian fees	354,711
Printing and postage fees	59,694
Registration fees	89,828
Professional fees	36,670
Chief compliance officer expenses	385
Other	60,658
Total expenses	10,588,792
Net investment loss	(4,830,090)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(61,127,729)
Foreign currency translations	(407,156)
Net realized loss	(61,534,885)
Net change in unrealized appreciation (depreciation) on:
Investments	(27,544,052)
Foreign currency translations	(17,133)
Foreign capital gains tax	(1,000,858)
Net change in unrealized depreciation	(28,562,043)
Net realized and unrealized loss	(90,096,928)
Net decrease in net assets from operations	$(94,927,018)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income (loss)	$(4,830,090)	$1,993,411
Net realized gain (loss)	(61,534,885)	9,708,890
Net change in unrealized appreciation (depreciation)	(28,562,043)	234,248,571
Net increase (decrease) in net assets resulting from operations	(94,927,018)	245,950,872
Distributions to shareholders
Net investment income
Class A	(10,564)	(485,759)
Class I	(711,105)	(1,306,561)
Class K	(370)	(1,567)
Class R4	(836)	(592)
Class R5	(15,205)	(12,369)
Class W	(4)	(43,241)
Class Y	(18,877)	(19,594)
Class Z	(2,847,786)	(2,600,356)
Total distributions to shareholders	(3,604,747)	(4,470,039)
Increase in net assets from capital stock activity	10,127,041	129,453,926
Total increase (decrease) in net assets	(88,404,724)	370,934,759
Net assets at beginning of period	1,574,847,828	1,203,913,069
Net assets at end of period	$1,486,443,104	$1,574,847,828
Undistributed (excess of distributions over) net investment income	$(6,601,812)	$1,833,025

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,104,076	21,478,096	5,326,155	54,370,328
Distributions reinvested	1,055	10,311	47,467	474,197
Redemptions	(2,782,714)	(28,304,186)	(9,574,283)	(97,494,231)
Net decrease	(677,583)	(6,815,779)	(4,200,661)	(42,649,706)
Class B shares
Subscriptions	6,194	60,825	18,004	176,732
Redemptions(a)	(133,221)	(1,303,588)	(428,149)	(4,209,341)
Net decrease	(127,027)	(1,242,763)	(410,145)	(4,032,609)
Class C shares
Subscriptions	267,472	2,644,640	599,191	5,881,148
Redemptions	(312,889)	(3,078,788)	(709,620)	(7,008,679)
Net decrease	(45,417)	(434,148)	(110,429)	(1,127,531)
Class I shares
Subscriptions	1,262,402	12,639,163	2,624,531	26,468,771
Distributions reinvested	72,413	711,091	129,997	1,306,471
Redemptions	(510,170)	(5,216,150)	(9,157,184)	(92,186,054)
Net increase (decrease)	824,645	8,134,104	(6,402,656)	(64,410,812)
Class K shares
Subscriptions	10	101	60	610
Distributions reinvested	37	365	156	1,558
Redemptions	(1,243)	(12,388)	(36,650)	(364,980)
Net decrease	(1,196)	(11,922)	(36,434)	(362,812)
Class R shares
Subscriptions	121,765	1,234,971	379,738	3,798,262
Redemptions	(142,218)	(1,435,333)	(267,771)	(2,707,376)
Net increase (decrease)	(20,453)	(200,362)	111,967	1,090,886
Class R4 shares
Subscriptions	19,542	199,455	31,393	326,818
Distributions reinvested	84	829	58	583
Redemptions	(6,131)	(63,106)	(8,362)	(88,803)
Net increase	13,495	137,178	23,089	238,598
Class R5 shares
Subscriptions	100,703	1,019,556	157,161	1,605,674
Distributions reinvested	1,547	15,205	1,225	12,327
Redemptions	(9,237)	(93,711)	(28,717)	(295,302)
Net increase	93,013	941,050	129,669	1,322,699

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	—	—	457,495	4,599,843
Distributions reinvested	—	—	4,328	43,235
Redemptions	(2,577)	(26,376)	(3,892,835)	(37,806,523)
Net decrease	(2,577)	(26,376)	(3,431,012)	(33,163,445)
Class Y shares
Subscriptions	51,460	531,049	389,144	4,031,568
Distributions reinvested	1,913	18,865	1,940	19,578
Redemptions	(36,401)	(380,208)	(67,191)	(684,925)
Net increase	16,972	169,706	323,893	3,366,221
Class Z shares
Subscriptions	25,322,505	256,624,595	52,550,625	538,414,334
Distributions reinvested	22,100	216,799	36,241	363,498
Redemptions	(24,693,920)	(247,365,041)	(26,620,173)	(269,595,395)
Net increase	650,685	9,476,353	25,966,693	269,182,437
Total net increase	724,557	10,127,041	11,963,974	129,453,926

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.94		$9.13		$9.08		$10.01		$11.48		$11.27		$6.42
Income from investment operations:
Net investment income (loss)	(0.04)		(0.01)		0.14		0.05		0.05		0.01		(0.01)
Net realized and unrealized gain (loss)	(0.61)		1.84		(0.05)		(0.55)		(0.95)		1.75		5.00
Total from investment operations	(0.65)		1.83		0.09		(0.50)		(0.90)		1.76		4.99
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.02)		(0.04)		—		—		(0.09)		(0.14)
Net realized gains	—		—		—		(0.43)		(0.57)		(1.46)		—
Total distributions to shareholders	(0.00	)(b)	(0.02)		(0.04)		(0.43)		(0.57)		(1.55)		(0.14)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.29		$10.94		$9.13		$9.08		$10.01		$11.48		$11.27
Total return	(5.94%)		20.01%		0.98%		(4.80%)		(8.06%)		16.74%		78.17%
Ratios to average net assets(c)
Total gross expenses	1.61	%(d)	1.67	%(e)	1.76%		2.08	%(d)	2.08	%(e)	1.96	%(e)	1.77	%(e)
Total net expenses(f)	1.61	%(d)	1.67	%(e)(g)	1.75	%(g)	1.92	%(d)(g)	1.87	%(e)(g)	1.65	%(e)(g)	1.74	%(e)(g)
Net investment income (loss)	(0.85	%)(d)	(0.07%)		1.42%		1.41	%(d)	0.54%		0.07%		(0.12%)
Supplemental data
Net assets, end of period (in thousands)	$288,505		$314,231		$300,601		$11,177		$12,260		$12,388		$6,362
Portfolio turnover	40%		80%		81%		35%		117%		78%		74%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class B	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.59		$8.89		$10.17
Income from investment operations:
Net investment income (loss)	(0.08)		(0.09)		0.04
Net realized and unrealized gain (loss)	(0.59)		1.79		(1.32)
Total from investment operations	(0.67)		1.70		(1.28)
Net asset value, end of period	$9.92		$10.59		$8.89
Total return	(6.33%)		19.12%		(12.59%)
Ratios to average net assets(b)
Total gross expenses	2.36	%(c)	2.42	%(d)	2.49	%(c)
Total net expenses(e)	2.36	%(c)	2.42	%(d)(f)	2.49	%(c)(f)
Net investment income (loss)	(1.61	%)(c)	(0.89%)		0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,394		$6,035		$8,713
Portfolio turnover	40%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.60		$8.90		$8.89		$9.84		$11.39		$11.21		$6.36
Income from investment operations:
Net investment income (loss)	(0.08)		(0.08)		0.05		0.02		(0.03)		(0.07)		(0.09)
Net realized and unrealized gain (loss)	(0.59)		1.78		(0.03)		(0.54)		(0.95)		1.73		4.97
Total from investment operations	(0.67)		1.70		0.02		(0.52)		(0.98)		1.66		4.88
Less distributions to shareholders:
Net investment income	—		—		(0.01)		—		—		(0.02)		(0.03)
Net realized gains	—		—		—		(0.43)		(0.57)		(1.46)		—
Total distributions to shareholders	—		—		(0.01)		(0.43)		(0.57)		(1.48)		(0.03)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$9.93		$10.60		$8.90		$8.89		$9.84		$11.39		$11.21
Total return	(6.32%)		19.10%		0.26%		(5.09%)		(8.86%)		15.92%		76.73%
Ratios to average net assets(c)
Total gross expenses	2.36	%(d)	2.42	%(e)	2.53%		2.83	%(d)	2.83	%(e)	2.71	%(e)	2.52	%(e)
Total net expenses(f)	2.36	%(d)	2.42	%(e)(g)	2.50	%(g)	2.67	%(d)(g)	2.62	%(e)(g)	2.40	%(e)(g)	2.49	%(e)(g)
Net investment income (loss)	(1.60	%)(d)	(0.81%)		0.49%		0.65	%(d)	(0.27%)		(0.62%)		(0.86%)
Supplemental data
Net assets, end of period (in thousands)	$24,962		$27,126		$23,756		$2,820		$2,879		$2,100		$1,540
Portfolio turnover	40%		80%		81%		35%		117%		78%		74%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,					Year Ended March 31,
Class I	(Unaudited)		2014		2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$11.04		$9.21		$9.13	$10.04		$11.48		$11.71
Income from investment operations:
Net investment income (loss)	(0.02)		0.03		0.08	0.07		0.06		(0.01)
Net realized and unrealized gain (loss)	(0.62)		1.86		0.06 (c)	(0.55)		(0.93)		0.88
Total from investment operations	(0.64)		1.89		0.14	(0.48)		(0.87)		0.87
Less distributions to shareholders:
Net investment income	(0.05)		(0.06)		(0.06)	—		—		(0.10)
Net realized gains	—		—		—	(0.43)		(0.57)		(1.00)
Total distributions to shareholders	(0.05)		(0.06)		(0.06)	(0.43)		(0.57)		(1.10)
Net asset value, end of period	$10.35		$11.04		$9.21	$9.13		$10.04		$11.48
Total return	(5.76%)		20.60%		1.47%	(4.58%)		(7.79%)		7.75%
Ratios to average net assets(d)
Total gross expenses	1.14	%(e)	1.18	%(f)	1.37%	1.53	%(e)	1.56	%(f)	1.59	%(e)(f)
Total net expenses(g)	1.14	%(e)	1.18	%(f)	1.29%	1.48	%(e)	1.51	%(f)	1.33	%(e)(f)
Net investment income (loss)	(0.37	%)(e)	0.34%		0.75%	1.86	%(e)	0.65%		(0.09	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$150,134		$151,003		$184,937	$239,618		$214,524		$104,595
Portfolio turnover	40%		80%		81%	35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class K	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.98		$9.17		$10.44
Income from investment operations:
Net investment income (loss)	(0.03)		(0.00	)(b)	0.11
Net realized and unrealized gain (loss)	(0.62)		1.85		(1.38)
Total from investment operations	(0.65)		1.85		(1.27)
Less distributions to shareholders:
Net investment income	(0.02)		(0.04)		—
Total distributions to shareholders	(0.02)		(0.04)		—
Net asset value, end of period	$10.31		$10.98		$9.17
Total return	(5.90%)		20.21%		(12.16%)
Ratios to average net assets(c)
Total gross expenses	1.44	%(d)	1.47	%(e)	1.51	%(d)
Total net expenses(f)	1.44	%(d)	1.47	%(e)	1.51	%(d)
Net investment income (loss)	(0.68	%)(d)	(0.04%)		2.21	%(d)
Supplemental data
Net assets, end of period (in thousands)	$182		$206		$506
Portfolio turnover	40%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.89		$9.09		$9.06		$9.99		$11.49		$11.70
Income from investment operations:
Net investment income (loss)	(0.06)		(0.03)		0.11		0.04		(0.06)		(0.06)
Net realized and unrealized gain (loss)	(0.61)		1.83		(0.05)		(0.54)		(0.87)		0.91
Total from investment operations	(0.67)		1.80		0.06		(0.50)		(0.93)		0.85
Less distributions to shareholders:
Net investment income	—		—		(0.03)		—		—		(0.06)
Net realized gains	—		—		—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	—		—		(0.03)		(0.43)		(0.57)		(1.06)
Net asset value, end of period	$10.22		$10.89		$9.09		$9.06		$9.99		$11.49
Total return	(6.15%)		19.80%		0.67%		(4.81%)		(8.32%)		7.50%
Ratios to average net assets(c)
Total gross expenses	1.86	%(d)	1.91	%(e)	2.02%		2.33	%(d)	2.37	%(e)	2.21	%(d)(e)
Total net expenses(f)	1.86	%(d)	1.91	%(e)(g)	2.00	%(g)	2.17	%(d)(g)	2.20	%(e)(g)	1.91	%(d)(e)(g)
Net investment income (loss)	(1.10	%)(d)	(0.26%)		1.09%		1.15	%(d)	(0.58%)		(0.97	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$7,527		$8,237		$5,863		$491		$514		$2
Portfolio turnover	40%		80%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.08		$9.24		$10.42
Income from investment operations:
Net investment income (loss)	(0.03)		0.04		0.06
Net realized and unrealized gain (loss)	(0.62)		1.84		(1.24)
Total from investment operations	(0.65)		1.88		(1.18)
Less distributions to shareholders:
Net investment income	(0.03)		(0.04)		—
Total distributions to shareholders	(0.03)		(0.04)		—
Net asset value, end of period	$10.40		$11.08		$9.24
Total return	(5.88%)		20.36%		(11.32%)
Ratios to average net assets(b)
Total gross expenses	1.37	%(c)	1.41	%(d)	1.54	%(c)
Total net expenses(e)	1.37	%(c)	1.41	%(d)(f)	1.53	%(c)(f)
Net investment income (loss)	(0.59	%)(c)	0.35%		1.31	%(c)
Supplemental data
Net assets, end of period (in thousands)	$423		$301		$37
Portfolio turnover	40%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.05		$9.22		$9.72
Income from investment operations:
Net investment income (loss)	(0.02)		0.05		0.13
Net realized and unrealized gain (loss)	(0.62)		1.84		(0.57)
Total from investment operations	(0.64)		1.89		(0.44)
Less distributions to shareholders:
Net investment income	(0.05)		(0.06)		(0.06)
Total distributions to shareholders	(0.05)		(0.06)		(0.06)
Net asset value, end of period	$10.36		$11.05		$9.22
Total return	(5.80%)		20.58%		(4.60%)
Ratios to average net assets(b)
Total gross expenses	1.19	%(c)	1.22	%(d)	1.32	%(c)
Total net expenses(e)	1.19	%(c)	1.22	%(d)	1.29	%(c)
Net investment income (loss)	(0.41	%)(c)	0.46%		1.65	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,859		$3,087		$1,381
Portfolio turnover	40%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class W	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.94		$9.13		$9.07		$10.00		$11.48		$11.70
Income from investment operations:
Net investment income (loss)	(0.04)		(0.07)		0.02		0.05		0.07		(0.02)
Net realized and unrealized gain (loss)	(0.62)		1.89		0.08	(c)	(0.55)		(0.98)		0.88
Total from investment operations	(0.66)		1.82		0.10		(0.50)		(0.91)		0.86
Less distributions to shareholders:
Net investment income	(0.00	)(d)	(0.01)		(0.04)		—		—		(0.08)
Net realized gains	—		—		—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	(0.00	)(d)	(0.01)		(0.04)		(0.43)		(0.57)		(1.08)
Net asset value, end of period	$10.28		$10.94		$9.13		$9.07		$10.00		$11.48
Total return	(6.03%)		19.98%		1.09%		(4.81%)		(8.15%)		7.61%
Ratios to average net assets(e)
Total gross expenses	1.61	%(f)	1.67	%(g)	1.91%		2.09	%(f)	2.09	%(g)	1.95	%(f)(g)
Total net expenses(h)	1.61	%(f)	1.67	%(g)(i)	1.77	%(i)	1.92	%(f)(i)	1.85	%(g)(i)	1.65	%(f)(g)(i)
Net investment income (loss)	(0.86	%)(f)	(0.68%)		0.25%		1.41	%(f)	0.73%		(0.41	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$99		$133		$31,426		$31,470		$30,863		$50,623
Portfolio turnover	40%		80%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.09		$9.24		$9.74
Income from investment operations:
Net investment income (loss)	(0.02)		0.06		0.09
Net realized and unrealized gain (loss)	(0.62)		1.85		(0.53)
Total from investment operations	(0.64)		1.91		(0.44)
Less distributions to shareholders:
Net investment income	(0.05)		(0.06)		(0.06)
Total distributions to shareholders	(0.05)		(0.06)		(0.06)
Net asset value, end of period	$10.40		$11.09		$9.24
Total return	(5.75%)		20.73%		(4.57%)
Ratios to average net assets(b)
Total gross expenses	1.14	%(c)	1.19	%(d)	1.31	%(c)
Total net expenses(e)	1.14	%(c)	1.19	%(d)	1.31	%(c)
Net investment income (loss)	(0.37	%)(c)	0.56%		1.16	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,067		$4,148		$465
Portfolio turnover	40%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.00		$9.18		$9.11		$10.03		$11.49		$11.26		$6.42
Income from investment operations:
Net investment income (loss)	(0.03)		0.03		0.09		0.06		0.09		0.06		0.05
Net realized and unrealized gain (loss)	(0.61)		1.83		0.03	(b)	(0.55)		(0.98)		1.74		4.97
Total from investment operations	(0.64)		1.86		0.12		(0.49)		(0.89)		1.80		5.02
Less distributions to shareholders:
Net investment income	(0.03)		(0.04)		(0.05)		—		—		(0.11)		(0.18)
Net realized gains	—		—		—		(0.43)		(0.57)		(1.46)		—
Total distributions to shareholders	(0.03)		(0.04)		(0.05)		(0.43)		(0.57)		(1.57)		(0.18)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$10.33		$11.00		$9.18		$9.11		$10.03		$11.49		$11.26
Total return	(5.83%)		20.28%		1.29%		(4.69%)		(7.96%)		17.16%		78.84%
Ratios to average net assets(d)
Total gross expenses	1.36	%(e)	1.41	%(f)	1.60%		1.83	%(e)	1.83	%(f)	1.71	%(f)	1.52	%(f)
Total net expenses(g)	1.36	%(e)	1.41	%(f)(h)	1.52	%(h)	1.67	%(e)(h)	1.61	%(f)(h)	1.40	%(f)(h)	1.49	%(f)(h)
Net investment income (loss)	(0.59	%)(e)	0.25%		0.94%		1.65	%(e)	0.87%		0.52%		0.47%
Supplemental data
Net assets, end of period (in thousands)	$1,002,292		$1,060,340		$646,228		$174,554		$206,451		$326,675		$396,849
Portfolio turnover	40%		80%		81%		35%		117%		78%		74%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

Semiannual Report 2015
28

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2015
29

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.10% to 0.66% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.98% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.06% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended

Semiannual Report 2015
30

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

February 28, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class K	0.05
Class R	0.22
Class R4	0.23
Class R5	0.05
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2015, the Fund's total potential future obligation over the life of the Guaranty is $57,530. The liability remaining at February 28, 2015 for non-recurring charges associated with the lease amounted to $32,882 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Semiannual Report 2015
31

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $120,769 for Class A, $394 for Class B and $803 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.74%	1.78%
Class B	2.49	2.53
Class C	2.49	2.53
Class I	1.33	1.33
Class K	1.63	1.63
Class R	1.99	2.03
Class R4	1.49	1.53
Class R5	1.38	1.38
Class W	1.74	1.78
Class Y	1.33	1.33
Class Z	1.49	1.53

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $1,263,119,000 and the aggregate gross approximate

Semiannual Report 2015
32

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$275,667,000
Unrealized depreciation	(52,521,000)
Net unrealized appreciation	$223,146,000

The following capital loss carryforwards, determined as of August 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	6,941,797

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $596,550,370 and $605,246,630, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, one unaffiliated shareholder of record owned 62.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies

Semiannual Report 2015
33

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
34

COLUMBIA EMERGING MARKETS FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia Emerging Markets Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR142_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA BALANCED FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA BALANCED FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	27
Statement of Operations	29
Statement of Changes in Net Assets	30
Financial Highlights	33
Notes to Financial Statements	42
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Balanced Fund (the Fund) Class A shares returned 4.55% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund underperformed its Blended Index, which returned 4.65% for the same six-month period.

■  During the same time period, the broad equity market, as measured by the S&P 500 Index, returned 6.12% and the broad fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.25%.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		4.55	11.54	12.08	8.39
Including sales charges		-1.47	5.11	10.76	7.75
Class B	11/01/02
Excluding sales charges		4.17	10.71	11.24	7.58
Including sales charges		-0.83	5.71	10.98	7.58
Class C	10/13/03
Excluding sales charges		4.16	10.74	11.24	7.58
Including sales charges		3.16	9.74	11.24	7.58
Class K*	03/07/11	4.62	11.66	12.16	8.43
Class R*	09/27/10	4.42	11.30	11.81	8.12
Class R4*	11/08/12	4.65	11.85	12.36	8.66
Class R5*	03/07/11	4.74	12.01	12.46	8.70
Class Y*	11/08/12	4.76	12.05	12.45	8.70
Class Z	10/01/91	4.69	11.83	12.36	8.66
Blended Index		4.65	11.33	11.55	7.01
S&P 500 Index		6.12	15.51	16.18	7.99
Barclays U.S. Aggregate Bond Index		2.25	5.05	4.29	4.82

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index is a weighted custom composite consisting of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 28, 2015)
Apple, Inc.	3.1
Citigroup, Inc.	2.8
U.S. Treasury 08/15/40 3.875%	2.2
Medtronic PLC	2.1
JPMorgan Chase & Co.	2.1
CVS Health Corp.	1.9
Comcast Corp., Class A	1.9
Verizon Communications, Inc.	1.9
Microsoft Corp.	1.7
Honeywell International, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Asset-Backed Securities — Non-Agency	1.0
Commercial Mortgage-Backed Securities — Agency	3.5
Commercial Mortgage-Backed Securities — Non-Agency	2.1
Common Stocks	59.7
Consumer Discretionary	7.5
Consumer Staples	5.3
Energy	3.4
Financials	11.6
Health Care	9.4
Industrials	7.2
Information Technology	12.0
Materials	1.6
Telecommunication Services	1.7
Corporate Bonds & Notes	9.7
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.6
Money Market Funds	11.4
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	7.7
Residential Mortgage-Backed Securities — Non-Agency	0.2
Senior Loans	0.0	(a)
U.S. Treasury Obligations	3.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Leonard Aplet, CFA

Brian Lavin, CFA

Gregory Liechty

Guy Pope, CFA

Ronald Stahl, CFA

Semiannual Report 2015

COLUMBIA BALANCED FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.50	1,019.65	5.41	5.34	1.06
Class B	1,000.00	1,000.00	1,041.70	1,015.91	9.21	9.10	1.81
Class C	1,000.00	1,000.00	1,041.60	1,015.91	9.21	9.10	1.81
Class K	1,000.00	1,000.00	1,046.20	1,020.14	4.90	4.84	0.96
Class R	1,000.00	1,000.00	1,044.20	1,018.40	6.68	6.59	1.31
Class R4	1,000.00	1,000.00	1,046.50	1,020.89	4.13	4.08	0.81
Class R5	1,000.00	1,000.00	1,047.40	1,021.39	3.62	3.58	0.71
Class Y	1,000.00	1,000.00	1,047.60	1,021.64	3.37	3.33	0.66
Class Z	1,000.00	1,000.00	1,046.90	1,020.89	4.13	4.08	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 61.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 7.8%
Auto Components 1.0%
Delphi Automotive PLC	349,080	27,521,467
Hotels, Restaurants & Leisure 1.4%
Aramark	304,765	9,645,812
Hilton Worldwide Holdings, Inc.(a)	91,599	2,589,504
Las Vegas Sands Corp.	269,740	15,348,206
McDonald's Corp.	87,365	8,640,398
Wynn Resorts Ltd.	10,341	1,473,593
Total		37,697,513
Household Durables 0.3%
Mohawk Industries, Inc.(a)	36,794	6,782,974
Internet & Catalog Retail 0.6%
Priceline Group, Inc. (The)(a)	12,535	15,511,812
Media 3.2%
CBS Corp., Class B Non Voting	414,385	24,490,153
Comcast Corp., Class A	783,216	46,507,366
Discovery Communications, Inc., Class A(a)	265,236	8,567,123
Viacom, Inc., Class B	73,089	5,111,845
Total		84,676,487
Specialty Retail 1.3%
Lowe's Companies, Inc.	331,157	24,535,422
Michaels Companies, Inc. (The)(a)	380,807	10,738,757
Total		35,274,179
Total Consumer Discretionary		207,464,432
CONSUMER STAPLES 5.5%
Beverages 1.6%
Diageo PLC, ADR	143,909	17,103,585
PepsiCo, Inc.	254,348	25,175,365
Total		42,278,950
Food & Staples Retailing 2.2%
CVS Health Corp.	454,880	47,248,385
Walgreens Boots Alliance, Inc.	128,709	10,693,144
Total		57,941,529
Household Products 0.6%
Procter & Gamble Co. (The)	190,399	16,208,667
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	50,675	2,745,571

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.0%
Philip Morris International, Inc.	325,375	26,993,110
Total Consumer Staples		146,167,827
ENERGY 3.5%
Energy Equipment & Services 1.1%
Halliburton Co.	297,765	12,786,029
Schlumberger Ltd.	181,770	15,297,764
Total		28,083,793
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd.	393,230	11,462,654
Chevron Corp.	340,541	36,328,914
ConocoPhillips	102,624	6,691,085
Noble Energy, Inc.	216,613	10,230,632
Total		64,713,285
Total Energy		92,797,078
FINANCIALS 12.0%
Banks 6.7%
Bank of America Corp.	2,118,334	33,490,861
Citigroup, Inc.	1,309,967	68,668,470
JPMorgan Chase & Co.	837,878	51,345,164
Wells Fargo & Co.	456,671	25,021,004
Total		178,525,499
Capital Markets 2.3%
BlackRock, Inc.	105,681	39,252,037
Goldman Sachs Group, Inc. (The)	122,130	23,179,053
Total		62,431,090
Consumer Finance 0.8%
American Express Co.	249,795	20,380,774
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B(a)	206,550	30,447,535
Insurance 0.9%
Aon PLC	233,132	23,397,127
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	164,290	4,503,189
Total Financials		319,685,214
HEALTH CARE 9.6%
Biotechnology 2.5%
Biogen Idec, Inc.(a)	55,340	22,666,711

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Celgene Corp.(a)	244,827	29,753,825
Vertex Pharmaceuticals, Inc.(a)	121,460	14,505,968
Total		66,926,504
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	607,195	28,762,827
Medtronic PLC	663,694	51,496,017
St. Jude Medical, Inc.	221,957	14,800,093
Total		95,058,937
Health Care Providers & Services 1.3%
Cardinal Health, Inc.	197,971	17,419,468
CIGNA Corp.	154,919	18,842,798
Total		36,262,266
Pharmaceuticals 2.2%
Johnson & Johnson	351,655	36,048,154
Perrigo Co. PLC	152,172	23,506,009
Total		59,554,163
Total Health Care		257,801,870
INDUSTRIALS 7.4%
Aerospace & Defense 2.8%
Honeywell International, Inc.	394,118	40,507,448
Precision Castparts Corp.	37,755	8,166,406
United Technologies Corp.	214,649	26,167,860
Total		74,841,714
Air Freight & Logistics 0.5%
FedEx Corp.	70,332	12,447,357
Building Products 0.3%
Fortune Brands Home & Security, Inc.	180,077	8,341,167
Commercial Services & Supplies 0.7%
Tyco International PLC	415,271	17,532,742
Electrical Equipment 0.2%
Eaton Corp. PLC	60,641	4,306,117
Industrial Conglomerates 1.2%
General Electric Co.	1,234,935	32,095,961
Professional Services 1.2%
Dun & Bradstreet Corp. (The)	92,260	12,222,605
Nielsen NV	456,695	20,647,181
Total		32,869,786
Road & Rail 0.5%
Kansas City Southern	125,066	14,487,645
Total Industrials		196,922,489

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 12.3%
Communications Equipment 0.8%
QUALCOMM, Inc.	307,709	22,311,980
Internet Software & Services 2.2%
Google, Inc., Class A(a)	34,659	19,500,193
Google, Inc., Class C(a)	72,424	40,441,562
Total		59,941,755
IT Services 1.2%
MasterCard, Inc., Class A	352,355	31,757,756
Semiconductors & Semiconductor Equipment 1.0%
Broadcom Corp., Class A	330,213	14,935,534
Skyworks Solutions, Inc.	119,293	10,467,961
Total		25,403,495
Software 3.5%
Activision Blizzard, Inc.	585,470	13,653,160
Electronic Arts, Inc.(a)	447,961	25,614,410
Intuit, Inc.	130,215	12,712,891
Microsoft Corp.	944,584	41,420,008
Total		93,400,469
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	579,695	74,467,620
EMC Corp.	589,415	17,057,670
Hewlett-Packard Co.	165,611	5,769,887
Total		97,295,177
Total Information Technology		330,110,632
MATERIALS 1.7%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	211,680	18,185,429
Monsanto Co.	221,130	26,630,686
Total		44,816,115
Total Materials		44,816,115
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	931,669	46,071,032
Total Telecommunication Services		46,071,032
Total Common Stocks (Cost: $1,224,936,663)		1,641,836,689

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes 10.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.2%
BAE Systems Holdings, Inc.(b) 10/07/24	3.800%	2,000,000	2,101,488
Bombardier, Inc.(b) 03/15/20	7.750%	31,000	32,317
Bombardier, Inc.(b)(c) 09/15/18	5.500%	8,000	8,000
03/15/25	7.500%	46,000	46,000
Huntington Ingalls Industries, Inc. 03/15/21	7.125%	24,000	25,864
Huntington Ingalls Industries, Inc.(b) 12/15/21	5.000%	28,000	29,365
L-3 Communications Corp. 02/15/21	4.950%	1,844,000	2,035,359
Lockheed Martin Corp. 03/01/25	2.900%	830,000	836,213
Oshkosh Corp.(b)(c) 03/01/25	5.375%	10,000	10,212
TransDigm, Inc. 10/15/20	5.500%	4,000	3,960
07/15/21	7.500%	35,000	37,319
07/15/24	6.500%	100,000	102,250
Total			5,268,347
AUTOMOTIVE 0.1%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	28,000	29,190
03/15/21	6.250%	43,000	46,010
FCA US LLC/CG Co-Issuer, Inc. 06/15/21	8.250%	169,000	188,646
Ford Motor Credit Co. LLC 01/16/18	2.375%	1,475,000	1,500,956
Gates Global LLC/Co.(b) 07/15/22	6.000%	67,000	64,320
General Motors Co. 10/02/23	4.875%	256,000	278,878
Schaeffler Finance BV(b) 05/15/21	4.250%	152,000	153,520
Schaeffler Holding Finance BV PIK(b) 11/15/19	6.250%	65,000	68,900
Tenneco, Inc. 12/15/24	5.375%	29,000	30,305
Total			2,360,725
BANKING 2.1%
Ally Financial, Inc. 02/15/17	5.500%	54,000	56,603

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/27/19	3.500%	31,000	31,078
03/15/20	8.000%	228,000	273,030
02/13/22	4.125%	111,000	110,445
09/30/24	5.125%	34,000	35,913
BB&T Corp.(d) 12/01/16	0.692%	2,000,000	2,000,916
Bank of America Corp. 01/05/21	5.875%	5,000,000	5,842,925
Barclays Bank PLC 05/15/24	3.750%	1,850,000	1,958,952
Bear Stearns Companies LLC (The) 02/01/18	7.250%	3,050,000	3,522,387
Capital One Financial Corp. 07/15/21	4.750%	2,315,000	2,585,022
Citigroup, Inc. 05/15/18	6.125%	3,150,000	3,551,675
Credit Suisse 09/09/24	3.625%	2,500,000	2,600,780
Discover Financial Services 11/21/22	3.850%	2,000,000	2,057,566
Fifth Third Bancorp 03/15/22	3.500%	2,150,000	2,240,055
Goldman Sachs Group, Inc. (The) 07/08/24	3.850%	4,200,000	4,387,167
HSBC Holdings PLC 04/05/21	5.100%	2,150,000	2,441,675
ING Bank NV(b)(d) 09/25/15	1.895%	1,575,000	1,587,386
Morgan Stanley 01/25/21	5.750%	2,900,000	3,371,902
PNC Bank NA 01/30/23	2.950%	3,307,000	3,313,488
Regions Financial Corp. 05/15/18	2.000%	2,450,000	2,435,846
Royal Bank of Scotland Group PLC 05/28/24	5.125%	129,000	136,611
Royal Bank of Scotland PLC (The) 08/24/20	5.625%	1,625,000	1,883,226
State Street Corp. 12/16/24	3.300%	2,170,000	2,249,659
Synovus Financial Corp. 06/15/17	5.125%	55,000	56,100
02/15/19	7.875%	113,000	125,995
U.S. Bank(d) 04/29/20	3.778%	1,950,000	1,959,358
Wells Fargo & Co. 02/13/23	3.450%	3,900,000	3,978,367
Total			54,794,127

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BROKERAGE/ASSET MANAGERS/EXCHANGES —%
E*TRADE Financial Corp. 11/15/22	5.375%	64,000	67,520
BUILDING MATERIALS —%
Allegion US Holding Co., Inc. 10/01/21	5.750%	76,000	79,800
American Builders & Contractors Supply Co., Inc.(b) 04/15/21	5.625%	78,000	79,560
Building Materials Corp. of America(b) 11/15/24	5.375%	48,000	49,440
Gibraltar Industries, Inc. 02/01/21	6.250%	19,000	19,380
HD Supply, Inc. 04/15/20	11.000%	33,000	37,785
07/15/20	7.500%	192,000	205,440
HD Supply, Inc.(b) 12/15/21	5.250%	47,000	48,821
Nortek, Inc. 12/01/18	10.000%	10,000	10,537
04/15/21	8.500%	69,000	74,175
USG Corp.(b) 11/01/21	5.875%	18,000	18,900
03/01/25	5.500%	9,000	9,203
Total			633,041
CABLE AND SATELLITE 0.3%
CCO Holdings LLC/Capital Corp. 04/30/21	6.500%	24,000	25,260
01/31/22	6.625%	50,000	53,625
09/30/22	5.250%	53,000	54,192
CCOH Safari LLC 12/01/24	5.750%	50,000	51,750
CSC Holdings LLC 02/15/18	7.875%	22,000	24,833
02/15/19	8.625%	32,000	37,320
CSC Holdings, Inc. 11/15/21	6.750%	40,000	45,050
Cablevision Systems Corp. 04/15/20	8.000%	35,000	39,856
Cequel Communications Holdings I LLC/Capital Corp.(b) 09/15/20	6.375%	62,000	65,720
12/15/21	5.125%	53,000	52,934
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/22	3.800%	2,400,000	2,479,039
DISH DBS Corp. 09/01/19	7.875%	102,000	115,132
07/15/22	5.875%	27,000	27,337

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/23	5.000%	80,000	77,000
11/15/24	5.875%	20,000	19,900
Hughes Satellite Systems Corp. 06/15/21	7.625%	34,000	37,740
Intelsat Jackson Holdings SA 10/15/20	7.250%	91,000	94,640
Intelsat Luxembourg SA 06/01/21	7.750%	66,000	61,132
06/01/23	8.125%	53,000	49,290
Mediacom Broadband LLC/Corp. 04/15/21	5.500%	7,000	7,123
NBCUniversal Media LLC 04/01/41	5.950%	1,600,000	2,102,821
Time Warner Cable, Inc. 02/01/20	5.000%	1,725,000	1,917,827
Unitymedia Hessen GmbH & Co. KG NRW(b) 01/15/25	5.000%	200,000	204,500
Videotron Ltd. 07/15/22	5.000%	38,000	39,520
Videotron Ltd.(b) 06/15/24	5.375%	21,000	22,103
Virgin Media Finance PLC(b) 01/15/25	5.750%	148,000	157,065
Virgin Media Secured Finance PLC(b) 04/15/21	5.375%	66,000	69,960
Total			7,932,669
CHEMICALS 0.2%
Angus Chemical Co.(b) 02/15/23	8.750%	43,000	43,537
Ashland, Inc. 04/15/18	3.875%	49,000	50,960
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b) 05/01/21	7.375%	90,000	97,029
Celanese U.S. Holdings LLC 06/15/21	5.875%	44,000	47,850
Dow Chemical Co. (The) 11/01/29	7.375%	1,103,000	1,508,065
Eastman Chemical Co. 06/01/17	2.400%	1,300,000	1,327,173
Eco Services Operations LLC/Finance Corp.(b) 11/01/22	8.500%	40,000	40,500
Huntsman International LLC 11/15/20	4.875%	29,000	29,834
03/15/21	8.625%	8,000	8,613
Huntsman International LLC(b) 11/15/22	5.125%	24,000	24,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(b) 08/15/18	6.125%	17,000	17,255
02/15/19	5.875%	50,000	50,500
JM Huber Corp.(b) 11/01/19	9.875%	90,000	98,550
LYB International Finance BV 07/15/23	4.000%	2,150,000	2,275,001
NOVA Chemicals Corp.(b) 05/01/25	5.000%	125,000	132,031
PQ Corp.(b) 11/01/18	8.750%	325,000	333,125
PSPC Escrow Corp.(b) 02/01/22	6.500%	116,000	122,235
WR Grace & Co.(b) 10/01/21	5.125%	63,000	65,205
10/01/24	5.625%	28,000	30,100
Total			6,302,223
CONSTRUCTION MACHINERY 0.1%
Ashtead Capital, Inc.(b) 07/15/22	6.500%	23,000	24,955
CNH Industrial Capital LLC(b) 07/15/19	3.375%	23,000	22,770
Caterpillar Financial Services Corp. 06/01/22	2.850%	1,205,000	1,226,202
H&E Equipment Services, Inc. 09/01/22	7.000%	38,000	39,045
United Rentals North America, Inc. 07/15/18	5.750%	55,000	57,097
05/15/20	7.375%	45,000	48,825
04/15/22	7.625%	138,000	153,292
06/15/23	6.125%	33,000	35,392
11/15/24	5.750%	29,000	30,595
Total			1,638,173
CONSUMER CYCLICAL SERVICES —%
ADT Corp. (The) 03/15/20	5.250%	52,000	54,470
07/15/22	3.500%	38,000	34,865
APX Group, Inc. 12/01/19	6.375%	168,000	168,420
12/01/20	8.750%	61,000	55,968
IHS, Inc.(b) 11/01/22	5.000%	92,000	93,495
Monitronics International, Inc. 04/01/20	9.125%	62,000	60,760
Total			467,978

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSUMER PRODUCTS —%
Serta Simmons Holdings LLC(b) 10/01/20	8.125%	127,000	135,255
Spectrum Brands, Inc. 03/15/20	6.750%	44,000	46,310
11/15/20	6.375%	125,000	134,375
Springs Industries, Inc. 06/01/21	6.250%	71,000	69,580
Tempur Sealy International, Inc. 12/15/20	6.875%	87,000	93,308
Total			478,828
DIVERSIFIED MANUFACTURING 0.1%
Amsted Industries, Inc.(b) 03/15/22	5.000%	41,000	41,000
Entegris, Inc.(b) 04/01/22	6.000%	82,000	85,280
Hamilton Sundstrand Corp.(b) 12/15/20	7.750%	93,000	87,885
United Technologies Corp. 06/01/22	3.100%	1,550,000	1,614,175
Total			1,828,340
ELECTRIC 0.7%
AES Corp. (The) 07/01/21	7.375%	141,000	157,567
Arizona Public Service Co. 04/01/42	4.500%	925,000	1,040,975
CMS Energy Corp. 02/01/20	6.250%	1,825,000	2,137,813
Calpine Corp.(b) 01/15/22	6.000%	127,000	138,589
DTE Energy Co. 04/15/33	6.375%	340,000	448,420
Dominion Resources, Inc. 08/15/19	5.200%	2,100,000	2,364,568
Exelon Generation Co. LLC 06/15/22	4.250%	1,900,000	1,991,836
Indiana Michigan Power Co. 03/15/37	6.050%	1,100,000	1,414,304
NRG Energy, Inc. 07/15/22	6.250%	109,000	113,632
NRG Yield Operating LLC(b) 08/15/24	5.375%	86,000	90,730
Nevada Power Co. 08/01/18	6.500%	900,000	1,043,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc. 06/01/23	3.400%	1,845,000	1,902,332
Pacific Gas & Electric Co. 03/01/37	5.800%	1,530,000	1,937,416
Progress Energy, Inc. 03/01/31	7.750%	1,375,000	1,992,566
TerraForm Power Operating LLC(b) 02/01/23	5.875%	53,000	55,120
TransAlta Corp. 06/03/17	1.900%	2,000,000	1,994,358
Total			18,823,326
ENVIRONMENTAL 0.1%
Waste Management, Inc. 03/01/21	4.600%	2,000,000	2,218,882
FINANCE COMPANIES 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust(b) 05/15/21	4.500%	393,000	415,597
Air Lease Corp. 03/01/20	4.750%	97,000	104,517
Aircastle Ltd. 03/15/21	5.125%	27,000	28,620
02/15/22	5.500%	33,000	35,393
Aviation Capital Group Corp.(b) 04/06/21	6.750%	3,000	3,416
CIT Group, Inc. 08/15/17	4.250%	48,000	49,200
03/15/18	5.250%	50,000	52,800
05/15/20	5.375%	75,000	80,625
CIT Group, Inc.(b) 04/01/18	6.625%	69,000	75,296
General Electric Capital Corp. 01/09/23	3.100%	6,000,000	6,213,018
International Lease Finance Corp. 09/01/17	8.875%	80,000	91,600
04/15/18	3.875%	3,000	3,075
05/15/19	6.250%	29,000	32,516
12/15/20	8.250%	29,000	36,033
04/15/21	4.625%	5,000	5,275
Navient Corp. 01/15/19	5.500%	24,000	25,260
10/26/20	5.000%	7,000	7,088
01/25/22	7.250%	33,000	36,465
01/25/23	5.500%	58,000	56,985
03/25/24	6.125%	52,000	52,260
10/25/24	5.875%	90,000	87,412
OneMain Financial Holdings, Inc.(b) 12/15/19	6.750%	38,000	39,995
12/15/21	7.250%	39,000	41,243

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%	136,000	130,410
Springleaf Finance Corp. 12/15/17	6.900%	42,000	45,255
06/01/20	6.000%	20,000	20,550
10/01/21	7.750%	69,000	77,970
10/01/23	8.250%	30,000	33,900
iStar Financial, Inc 07/01/19	5.000%	76,000	76,000
Total			7,957,774
FOOD AND BEVERAGE 0.4%
Anheuser-Busch InBev Worldwide, Inc. 07/15/22	2.500%	3,100,000	3,050,291
Aramark Services, Inc. 03/15/20	5.750%	22,000	22,990
ConAgra Foods, Inc. 01/25/23	3.200%	1,700,000	1,676,404
Constellation Brands, Inc. 11/15/19	3.875%	67,000	69,513
11/15/24	4.750%	64,000	68,480
Darling Ingredients, Inc. 01/15/22	5.375%	79,000	79,790
Diageo Capital PLC 04/29/23	2.625%	1,345,000	1,332,606
Diamond Foods, Inc.(b) 03/15/19	7.000%	40,000	40,900
PepsiCo, Inc. 03/05/22	2.750%	1,270,000	1,293,010
Pinnacle Foods Finance LLC/Corp. 05/01/21	4.875%	8,000	8,040
Post Holdings, Inc. 02/15/22	7.375%	18,000	18,765
Post Holdings, Inc.(b) 12/15/22	6.000%	44,000	43,285
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	1,840,000	1,922,460
Sysco Corp. 10/02/44	4.500%	665,000	710,149
WhiteWave Foods Co. (The) 10/01/22	5.375%	66,000	70,867
Total			10,407,550
GAMING —%
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	70,000	73,150
11/01/23	5.375%	51,000	53,805

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International 03/01/18	11.375%	71,000	86,265
10/01/20	6.750%	44,000	48,097
12/15/21	6.625%	112,000	121,520
Penn National Gaming, Inc. 11/01/21	5.875%	56,000	55,580
Pinnacle Entertainment, Inc. 08/01/21	6.375%	56,000	59,500
Scientific Games International, Inc.(b) 01/01/22	7.000%	120,000	123,600
12/01/22	10.000%	132,000	129,030
Seminole Tribe of Florida, Inc.(b) 10/01/20	6.535%	46,000	50,600
SugarHouse HSP Gaming LP/Finance Corp.(b) 06/01/21	6.375%	29,000	27,840
Tunica-Biloxi Gaming Authority(b)(e) 11/15/15	9.000%	25,000	11,188
Total			840,175
HEALTH CARE 0.4%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	14,000	14,070
Acadia Healthcare Co., Inc.(b) 02/15/23	5.625%	24,000	24,780
Amsurg Corp. 11/30/20	5.625%	29,000	30,196
07/15/22	5.625%	37,000	39,220
Becton Dickinson and Co. 12/15/24	3.734%	1,295,000	1,357,740
Biomet, Inc. 08/01/20	6.500%	18,000	19,215
CHS/Community Health Systems, Inc. 11/15/19	8.000%	65,000	69,550
08/01/21	5.125%	14,000	14,595
02/01/22	6.875%	215,000	229,916
Cardinal Health, Inc. 12/15/20	4.625%	1,325,000	1,463,252
Catamaran Corp. 03/15/21	4.750%	14,000	14,578
ConvaTec Finance International SA PIK(b) 01/15/19	8.250%	32,000	32,406
ConvaTec Healthcare E SA(b) 12/15/18	10.500%	123,000	129,765
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	115,000	124,056
07/15/24	5.125%	111,000	115,162

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emdeon, Inc. 12/31/19	11.000%	58,000	63,655
Express Scripts Holding Co. 11/15/21	4.750%	1,300,000	1,450,440
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	99,000	108,158
01/31/22	5.875%	18,000	20,205
10/15/24	4.750%	32,000	34,000
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	29,000	32,335
HCA, Inc. 02/15/20	6.500%	240,000	273,000
02/15/22	7.500%	78,000	92,040
02/01/25	5.375%	83,000	87,980
04/15/25	5.250%	87,000	95,591
IMS Health, Inc.(b) 11/01/20	6.000%	47,000	49,115
Kinetic Concepts, Inc./KCI U.S.A., Inc. 11/01/18	10.500%	40,000	43,800
LifePoint Hospitals, Inc. 12/01/21	5.500%	56,000	59,500
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	105,000	111,431
McKesson Corp. 12/15/22	2.700%	2,450,000	2,434,330
Medtronic, Inc.(b) 03/15/22	3.150%	2,500,000	2,588,102
Omnicare, Inc. 12/01/22	4.750%	39,000	40,706
12/01/24	5.000%	16,000	16,840
Physio-Control International, Inc.(b) 01/15/19	9.875%	43,000	45,903
STHI Holding Corp.(b) 03/15/18	8.000%	54,000	56,295
Teleflex, Inc.(b) 06/15/24	5.250%	4,000	4,050
Tenet Healthcare Corp. 06/01/20	4.750%	84,000	87,045
10/01/20	6.000%	75,000	81,563
04/01/21	4.500%	27,000	27,135
04/01/22	8.125%	200,000	226,500
Tenet Healthcare Corp.(b) 03/01/19	5.000%	9,000	9,045
Universal Health Services, Inc.(b) 08/01/22	4.750%	75,000	78,656
Total			11,895,921
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTHCARE INSURANCE 0.1%
Centene Corp. 05/15/22	4.750%	64,000	66,080
Cigna Corp. 06/15/20	5.125%	1,600,000	1,809,062
Total			1,875,142
HOME CONSTRUCTION —%
D.R. Horton, Inc. 03/01/19	3.750%	50,000	50,625
DR Horton, Inc. 02/15/20	4.000%	2,000	2,020
Meritage Homes Corp. 03/01/18	4.500%	70,000	70,700
04/15/20	7.150%	16,000	17,080
04/01/22	7.000%	10,000	10,650
Shea Homes LP/Funding Corp. 05/15/19	8.625%	33,000	34,733
Standard Pacific Corp. 12/15/21	6.250%	36,000	37,800
11/15/24	5.875%	22,000	22,440
TRI Pointe Holdings, Inc.(b) 06/15/19	4.375%	21,000	20,764
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/21	5.250%	121,000	118,580
03/01/24	5.625%	41,000	40,077
Total			425,469
INDEPENDENT ENERGY 0.6%
Anadarko Petroleum Corp. 09/15/36	6.450%	1,240,000	1,581,614
Antero Resources Corp.(b) 12/01/22	5.125%	113,000	111,305
Canadian Natural Resources Ltd. 11/15/21	3.450%	2,200,000	2,220,970
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	67,000	69,680
Chesapeake Energy Corp. 08/15/20	6.625%	73,000	79,570
02/15/21	6.125%	102,000	108,375
03/15/23	5.750%	225,000	234,844
Cimarex Energy Co. 06/01/24	4.375%	17,000	16,745
Concho Resources, Inc. 01/15/21	7.000%	11,000	11,825
01/15/22	6.500%	19,000	20,188
04/01/23	5.500%	351,000	363,285
Continental Resources, Inc. 04/15/23	4.500%	1,410,000	1,376,074

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(b) 02/15/23	7.750%	57,000	58,852
Devon Energy Corp. 07/15/21	4.000%	1,925,000	2,065,207
Diamondback Energy, Inc. 10/01/21	7.625%	18,000	18,900
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	157,000	167,205
09/01/22	7.750%	31,000	32,085
EnCana Corp. 11/15/21	3.900%	1,875,000	1,934,096
Hilcorp Energy I LP/Finance Co.(b) 12/01/24	5.000%	37,000	34,873
Laredo Petroleum, Inc. 02/15/19	9.500%	110,000	114,400
01/15/22	5.625%	72,000	69,120
05/01/22	7.375%	88,000	90,640
Noble Energy, Inc. 11/15/24	3.900%	2,275,000	2,348,858
Oasis Petroleum, Inc. 11/01/21	6.500%	74,000	70,994
03/15/22	6.875%	152,000	148,960
01/15/23	6.875%	61,000	59,017
Parsley Energy LLC/Finance Corp.(b) 02/15/22	7.500%	108,000	110,700
RSP Permian, Inc.(b) 10/01/22	6.625%	28,000	28,175
Range Resources Corp. 06/01/21	5.750%	53,000	55,782
Southwestern Energy Co. 02/01/18	7.500%	770,000	865,631
Whiting Petroleum Corp. 10/01/18	6.500%	5,000	5,088
03/15/21	5.750%	121,000	119,185
Woodside Finance Ltd.(b) 05/10/21	4.600%	1,780,000	1,905,344
Total			16,497,587
INTEGRATED ENERGY 0.2%
BP Capital Markets PLC 02/10/24	3.814%	2,200,000	2,303,904
Cenovus Energy, Inc. 08/15/22	3.000%	882,000	839,257
09/15/23	3.800%	1,510,000	1,504,354
Petro-Canada 05/15/18	6.050%	1,675,000	1,883,330
Total			6,530,845

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LEISURE —%
AMC Entertainment, Inc. 12/01/20	9.750%	6,000	6,600
Activision Blizzard, Inc.(b) 09/15/21	5.625%	254,000	271,780
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 03/15/21	5.250%	48,000	49,258
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.(b) 06/01/24	5.375%	17,000	17,340
Total			344,978
LIFE INSURANCE 0.3%
American International Group, Inc. 02/15/24	4.125%	2,300,000	2,506,087
Five Corners Funding Trust(b) 11/15/23	4.419%	2,275,000	2,451,433
Metropolitan Life Global Funding I(b) 04/11/22	3.875%	2,400,000	2,559,350
Total			7,516,870
LODGING —%
Choice Hotels International, Inc. 07/01/22	5.750%	32,000	34,880
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	218,000	231,353
Playa Resorts Holding BV(b) 08/15/20	8.000%	82,000	81,180
Total			347,413
MEDIA AND ENTERTAINMENT 0.4%
21st Century Fox America, Inc. 03/15/33	6.550%	1,225,000	1,614,582
AMC Networks, Inc. 07/15/21	7.750%	7,000	7,630
12/15/22	4.750%	134,000	134,670
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	99,000	104,692
11/15/22	6.500%	128,000	135,040
Gannett Co., Inc. 10/15/19	5.125%	40,000	41,900
10/15/23	6.375%	10,000	10,850
Gannett Co., Inc.(b) 09/15/21	4.875%	24,000	24,570
09/15/24	5.500%	22,000	22,880
Lamar Media Corp. 01/15/24	5.375%	13,000	13,780

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(b) 04/01/20	6.750%	132,000	138,930
Netflix, Inc.(b) 02/15/22	5.500%	47,000	48,495
02/15/25	5.875%	67,000	69,261
Nielsen Finance LLC/Co. 10/01/20	4.500%	54,000	54,810
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	68,000	69,530
Outfront Media Capital LLC/Corp. 02/15/22	5.250%	10,000	10,500
02/15/24	5.625%	10,000	10,650
03/15/25	5.875%	115,000	121,900
Reed Elsevier Capital, Inc. 10/15/22	3.125%	1,497,000	1,487,798
Scripps Networks Interactive, Inc. 11/15/24	3.900%	2,100,000	2,196,041
Sky PLC(b) 11/26/22	3.125%	1,750,000	1,747,956
Thomson Reuters Corp. 05/23/43	4.500%	1,000,000	1,013,076
Univision Communications, Inc.(b) 05/15/21	8.500%	45,000	48,319
09/15/22	6.750%	85,000	92,331
05/15/23	5.125%	28,000	28,980
02/15/25	5.125%	95,000	96,188
iHeartCommunications, Inc. 03/01/21	9.000%	75,000	72,375
iHeartCommunications, Inc.(b) 03/15/23	10.625%	55,000	56,238
Total			9,473,972
METALS 0.1%
Alcoa, Inc. 10/01/24	5.125%	67,000	72,864
ArcelorMittal 03/01/21	6.250%	190,000	207,100
Calcipar SA(b) 05/01/18	6.875%	43,000	44,075
Vale Overseas Ltd. 01/23/17	6.250%	1,115,000	1,185,981
Total			1,510,020
MIDSTREAM 0.5%
Blue Racer Midstream LLC/Finance Corp.(b) 11/15/22	6.125%	76,000	78,280
Crestwood Midstream Partners LP/Finance Corp. 12/15/20	6.000%	9,000	9,023
03/01/22	6.125%	27,000	27,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC 02/01/41	5.950%	1,275,000	1,585,950
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	131,000	143,117
05/15/22	5.500%	50,000	52,063
Kinder Morgan Energy Partners LP 11/15/40	7.500%	1,060,000	1,350,057
03/01/44	5.500%	1,540,000	1,643,329
Kinder Morgan, Inc. 09/15/20	6.500%	138,000	160,721
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	65,000	69,387
02/15/23	5.500%	99,000	103,455
07/15/23	4.500%	223,000	224,338
12/01/24	4.875%	95,000	97,612
NiSource Finance Corp. 02/15/44	4.800%	1,300,000	1,488,236
Plains All American Pipeline LP/Finance Corp. 11/01/24	3.600%	2,150,000	2,206,698
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	105,000	112,350
03/01/22	5.875%	39,000	42,608
10/01/22	5.000%	44,000	46,640
Sabine Pass Liquefaction LLC(b)(c) 03/01/25	5.625%	110,000	110,550
Southern Natural Gas Co. LLC(b) 04/01/17	5.900%	1,100,000	1,187,955
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	3,000	3,060
11/15/23	4.250%	66,000	65,340
Targa Resources Partners LP/Finance Corp.(b) 01/15/18	5.000%	97,000	100,880
11/15/19	4.125%	35,000	35,613
Tesoro Logistics LP/Finance Corp.(b) 10/15/19	5.500%	18,000	19,035
10/15/22	6.250%	113,000	119,780
TransCanada PipeLines Ltd.(d) 06/30/16	0.937%	1,874,000	1,880,173
Williams Partners LP/ACMP Finance Corp. 05/15/23	4.875%	24,000	24,720
03/15/24	4.875%	36,000	37,080
Williams Partners LP/Finance Corp. 02/01/17	7.250%	1,090,000	1,200,089
Total			14,225,274
NATURAL GAS 0.1%
Sempra Energy 10/01/22	2.875%	2,600,000	2,604,069

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OFFICE REIT 0.1%
Boston Properties LP 05/15/21	4.125%	1,850,000	1,992,911
OIL FIELD SERVICES 0.2%
Halliburton Co. 08/01/23	3.500%	1,800,000	1,879,079
Noble Holding International Ltd. 03/01/21	4.625%	2,155,000	2,007,714
Weatherford International LLC 06/15/37	6.800%	1,250,000	1,171,363
Total			5,058,156
OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	103,000	110,210
02/01/22	5.875%	35,000	36,706
Total			146,916
OTHER INDUSTRY —%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	108,000	117,720
OTHER REIT —%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	48,000	50,880
PACKAGING —%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	43,000	43,430
Beverage Packaging Holdings (Luxembourg) II SA(b) 12/15/16	5.625%	15,000	15,113
06/15/17	6.000%	11,000	11,110
Plastipak Holdings, Inc.(b) 10/01/21	6.500%	77,000	78,347
Reynolds Group Issuer, Inc./LLC 08/15/19	7.875%	74,000	78,514
08/15/19	9.875%	67,000	71,774
02/15/21	6.875%	94,000	99,405
02/15/21	8.250%	53,000	55,782
Signode Industrial Group Luxembourg SA/US, Inc.(b) 05/01/22	6.375%	73,000	71,905
Total			525,380
PHARMACEUTICALS 0.3%
AbbVie, Inc. 11/06/22	2.900%	1,675,000	1,675,911
Actavis, Inc. 10/01/22	3.250%	2,200,000	2,174,218

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc. 11/15/21	3.875%	2,100,000	2,253,724
Capsugel SA PIK(b) 05/15/19	7.000%	22,000	22,414
Endo Finance LLC/Finco, Inc.(b) 02/01/25	6.000%	92,000	97,405
Grifols Worldwide Operations Ltd.(b) 04/01/22	5.250%	131,000	134,275
Jaguar Holding Co. I PIK(b) 10/15/17	9.375%	103,000	105,433
Jaguar Holding Co. II/Merger Sub, Inc.(b) 12/01/19	9.500%	50,000	53,875
Novartis Capital Corp. 05/06/24	3.400%	2,000,000	2,129,488
Valeant Pharmaceuticals International, Inc.(b) 10/15/20	6.375%	256,000	268,800
07/15/21	7.500%	79,000	85,715
12/01/21	5.625%	15,000	15,225
03/01/23	5.500%	38,000	38,380
Total			9,054,863
PROPERTY & CASUALTY 0.5%
ACE INA Holdings, Inc. 03/15/18	5.800%	1,000,000	1,126,524
CNA Financial Corp. 11/15/19	7.350%	1,558,000	1,873,863
HUB International Ltd.(b) 10/01/21	7.875%	168,000	172,620
Hartford Financial Services Group, Inc. (The) 03/30/20	5.500%	1,900,000	2,162,663
Hub Holdings LLC/Finance, Inc. PIK(b) 07/15/19	8.125%	13,000	12,935
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	2,390,000	2,639,227
Loews Corp. 05/15/23	2.625%	3,300,000	3,182,177
Transatlantic Holdings, Inc. 11/30/39	8.000%	1,000,000	1,413,424
Total			12,583,433
RAILROADS 0.2%
Burlington Northern Santa Fe LLC 09/01/24	3.400%	1,955,000	2,039,163
CSX Corp. 08/01/24	3.400%	2,100,000	2,181,068

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida East Coast Holdings Corp.(b) 05/01/19	6.750%	47,000	48,469
Total			4,268,700
REFINING —%
Marathon Petroleum Corp. 03/01/41	6.500%	800,000	981,822
RESTAURANTS 0.1%
BC ULC/New Red Finance Inc.(b) 04/01/22	6.000%	127,000	132,080
Yum! Brands, Inc. 11/01/20	3.875%	1,670,000	1,747,126
Total			1,879,206
RETAIL REIT 0.1%
Kimco Realty Corp. 02/01/18	4.300%	1,815,000	1,942,273
Simon Property Group LP 02/01/40	6.750%	1,000,000	1,407,518
Total			3,349,791
RETAILERS 0.2%
Asbury Automotive Group, Inc. 12/15/24	6.000%	37,000	38,480
CVS Health Corp. 08/12/24	3.375%	1,250,000	1,301,535
CVS Pass-Through Trust(b) 01/10/32	7.507%	311,020	402,158
Family Tree Escrow LLC(b) 03/01/20	5.250%	14,000	14,630
03/01/23	5.750%	74,000	77,885
Group 1 Automotive, Inc.(b) 06/01/22	5.000%	22,000	22,000
Macy's Retail Holdings, Inc. 07/15/34	6.700%	750,000	988,062
Penske Automotive Group, Inc. 12/01/24	5.375%	40,000	41,400
PetSmart, Inc.(b)(c) 03/15/23	7.125%	61,000	63,135
Rite Aid Corp. 03/15/20	9.250%	72,000	79,740
06/15/21	6.750%	4,000	4,250
02/15/27	7.700%	25,000	28,312
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	50,000	53,250
Target Corp. 07/01/24	3.500%	2,000,000	2,132,482
Total			5,247,319

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TECHNOLOGY 0.3%
Alliance Data Systems Corp.(b) 12/01/17	5.250%	59,000	61,212
04/01/20	6.375%	102,000	106,335
08/01/22	5.375%	92,000	91,770
Ancestry.com, Inc. 12/15/20	11.000%	70,000	77,175
Apple, Inc. 05/06/21	2.850%	2,000,000	2,079,344
Audatex North America, Inc.(b) 06/15/21	6.000%	50,000	53,125
Cisco Systems, Inc. 03/04/21	2.900%	1,860,000	1,931,418
Equinix, Inc. 04/01/20	4.875%	132,000	137,280
01/01/22	5.375%	25,000	26,063
04/01/23	5.375%	27,000	28,232
First Data Corp. 01/15/21	12.625%	109,000	130,255
First Data Corp.(b) 06/15/19	7.375%	75,000	78,656
08/15/20	8.875%	21,000	22,523
11/01/20	6.750%	80,000	85,700
01/15/21	8.250%	149,000	159,802
Goodman Networks, Inc. 07/01/18	12.125%	27,000	26,460
Hewlett-Packard Co. 06/01/21	4.300%	1,550,000	1,670,294
Iron Mountain, Inc. 08/15/23	6.000%	32,000	33,600
MSCI, Inc.(b) 11/15/24	5.250%	68,000	70,890
NCR Corp. 12/15/21	5.875%	32,000	33,120
12/15/23	6.375%	14,000	14,805
NXP BV/Funding LLC(b) 02/15/21	5.750%	128,000	135,680
Oracle Corp. 04/15/38	6.500%	920,000	1,261,643
Qualitytech LP/Finance Corp.(b) 08/01/22	5.875%	32,000	32,960
Riverbed Technology, Inc.(b)(c) 03/01/23	8.875%	28,000	28,000
VeriSign, Inc. 05/01/23	4.625%	81,000	81,000
Zebra Technologies Corp.(b) 10/15/22	7.250%	82,000	88,560
Total			8,545,902

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION SERVICES 0.1%
Avis Budget Car Rental LLC/Finance, Inc. 03/15/20	9.750%	38,000	41,420
ERAC U.S.A. Finance LLC(b) 10/15/37	7.000%	1,095,000	1,468,949
Total			1,510,369
WIRELESS 0.1%
Altice SA(b) 05/15/22	7.750%	35,000	36,138
02/15/25	7.625%	118,000	121,835
America Movil SAB de CV 11/15/17	5.625%	570,000	629,185
Crown Castle International Corp. 04/15/22	4.875%	57,000	59,708
01/15/23	5.250%	75,000	79,125
Numericable-SFR(b) 05/15/22	6.000%	118,000	120,065
Rogers Communications, Inc. 10/01/23	4.100%	1,550,000	1,654,856
SBA Communications Corp.(b) 07/15/22	4.875%	12,000	12,000
SBA Telecommunications, Inc. 07/15/20	5.750%	74,000	77,885
Sprint Communications, Inc. 08/15/17	8.375%	6,000	6,600
11/15/21	11.500%	83,000	102,505
Sprint Communications, Inc.(b) 11/15/18	9.000%	122,000	141,825
03/01/20	7.000%	74,000	81,978
Sprint Corp. 09/15/21	7.250%	41,000	41,794
06/15/24	7.125%	47,000	46,765
02/15/25	7.625%	57,000	57,570
T-Mobile USA, Inc. 04/28/21	6.633%	86,000	91,482
01/15/22	6.125%	18,000	18,945
04/28/22	6.731%	14,000	14,910
03/01/23	6.000%	75,000	78,226
04/01/23	6.625%	59,000	62,466
04/28/23	6.836%	18,000	19,238
01/15/24	6.500%	18,000	19,035
03/01/25	6.375%	21,000	21,945
Wind Acquisition Finance SA(b) 04/30/20	6.500%	59,000	62,540
07/15/20	4.750%	76,000	76,760
04/23/21	7.375%	67,000	69,847
Total			3,805,228

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELINES 0.5%
AT&T, Inc. 02/15/39	6.550%	2,620,000	3,173,554
CenturyLink, Inc. 04/01/20	5.625%	48,000	51,360
03/15/22	5.800%	131,000	139,187
12/01/23	6.750%	45,000	50,822
Deutsche Telekom International Finance BV 03/23/16	5.750%	1,285,000	1,349,619
Frontier Communications Corp. 03/15/19	7.125%	9,000	9,833
07/01/21	9.250%	28,000	32,690
09/15/21	6.250%	11,000	11,303
01/15/23	7.125%	59,000	61,581
01/15/25	6.875%	165,000	165,412
Level 3 Communications, Inc. 12/01/22	5.750%	54,000	55,485
Level 3 Financing, Inc. 07/01/19	8.125%	25,000	26,469
06/01/20	7.000%	16,000	17,200
07/15/20	8.625%	24,000	26,160
01/15/21	6.125%	36,000	38,115
08/15/22	5.375%	137,000	141,753
Level 3 Financing, Inc.(d) 01/15/18	3.826%	15,000	15,188
Orange SA 07/08/19	5.375%	1,330,000	1,509,934
Telecom Italia SpA(b) 05/30/24	5.303%	81,000	85,050
Telefonica Emisiones SAU 06/20/36	7.045%	765,000	1,044,325
Verizon New York, Inc. 04/01/32	7.375%	3,000,000	3,792,363
Windstream Corp. 10/15/20	7.750%	19,000	19,659
08/01/23	6.375%	38,000	34,960
Zayo Group LLC/Capital, Inc. 01/01/20	8.125%	55,000	58,300
07/01/20	10.125%	8,000	9,040
Zayo Group LLC/Capital, Inc.(b) 04/01/23	6.000%	119,000	121,677
Total			12,041,039
Total Corporate Bonds & Notes (Cost: $255,346,844)			266,426,873

Residential Mortgage-Backed Securities — Agency 8.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)(f) 03/12/45	3.000%	11,720,000	11,936,087
03/18/30- 03/12/45	3.500%	5,555,000	5,838,075
03/12/45	4.000%	18,610,000	19,898,917
Federal Home Loan Mortgage Corp.(d)(f) 12/01/36	6.087%	19,023	20,493
08/01/36	2.228%	48,355	51,550
Federal Home Loan Mortgage Corp.(f) 12/01/42	4.000%	4,101,224	4,396,390
05/01/39- 06/01/41	4.500%	10,056,770	10,933,650
08/01/18- 05/01/41	5.000%	5,905,191	6,519,556
03/01/17- 10/01/39	6.000%	2,064,439	2,335,461
06/01/32- 07/01/32	7.000%	583,738	710,174
12/01/17- 05/01/40	5.500%	1,991,562	2,203,339
08/01/32- 03/01/38	6.500%	46,774	53,829
12/01/42- 08/01/43	3.000%	2,756,768	2,814,776
10/01/26- 09/01/43	3.500%	28,308,940	29,724,736
CMO Series 1614 Class MZ 11/15/23	6.500%	22,146	24,639
Federal National Mortgage Association(c)(f) 03/18/30	3.000%	12,335,000	12,914,937
03/12/45	3.500%	10,265,000	10,758,000
03/12/45	4.000%	31,205,000	33,362,897
Federal National Mortgage Association(d)(f) 08/01/36	2.396%	31,307	33,793
04/01/36	1.925%	33,596	35,822
Federal National Mortgage Association(f) 01/01/29- 12/01/41	4.000%	20,160,721	21,473,854
12/01/25- 12/01/29	3.500%	15,365,021	16,334,688
03/01/17- 08/01/37	6.500%	744,537	853,027
06/01/31- 08/01/32	7.000%	342,822	402,726
09/01/17- 11/01/32	6.000%	557,112	618,810
08/01/18- 02/01/38	5.500%	712,200	794,617
12/01/20	5.000%	116,802	126,373
07/01/27- 08/01/43	3.000%	3,184,301	3,331,260

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(m) 05/01/40- 06/01/44	4.500%	12,982,479	14,142,364
Total Residential Mortgage-Backed Securities — Agency (Cost: $209,157,115)			212,644,840
Residential Mortgage-Backed Securities — Non-Agency 0.2%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1(b)(d)(f) 05/26/36	2.665%	1,290,893	1,301,214
SACO I, Inc. CMO Series 1995-1 Class A(b)(d)(f)(g)(h) 09/25/24	0.000%	4,522	2,261
Springleaf Mortgage Loan Trust(b)(d)(f) CMO Series 2012-3A Class A 12/25/59	1.570%	1,063,769	1,060,046
CMO Series 2013-1A Class A 06/25/58	1.270%	984,158	980,677
CMO Series 2013-2A Class A 12/25/65	1.780%	967,158	965,524
CMO Series 2013-3A Class A 09/25/57	1.870%	2,098,264	2,093,463
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $6,420,843)			6,403,185
Commercial Mortgage-Backed Securities — Agency 3.6%
Federal National Mortgage Association Series 2006-M2 Class A2A(d)(f) 10/25/32	5.271%	2,184,674	2,551,206
Government National Mortgage Association(d)(f) Series 2013-50 Class AH 06/16/39	2.100%	1,827,736	1,829,377
Government National Mortgage Association(f) Series 2011-149 Class A 10/16/46	3.000%	647,951	659,293
Series 2011-16 Class A 11/16/34	2.210%	175,626	175,726
Series 2011-161 Class A 01/16/34	1.738%	2,323,987	2,324,566
Series 2011-31 Class A 12/16/35	2.210%	210,844	211,744
Series 2011-64 Class AD 11/16/38	2.700%	30,593	30,622

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011-78 Class A 08/16/34	2.250%	751,435	753,638
Series 2012-111 Class AC 04/16/47	2.211%	845,250	849,804
Series 2012-25 Class A 11/16/42	2.575%	2,825,010	2,837,278
Series 2012-45 Class A 03/16/40	2.830%	811,915	822,712
Series 2012-55 Class A 08/16/33	1.704%	1,178,191	1,181,744
Series 2012-58 Class A 01/16/40	2.500%	943,510	958,699
Series 2012-79 Class A 04/16/39	1.800%	997,299	985,124
Series 2012-9 Class A 05/16/39	3.220%	775,442	790,174
Series 2013-105 Class A 02/16/37	1.705%	4,672,515	4,642,386
Series 2013-118 Class AB 06/16/36	2.000%	2,608,353	2,608,932
Series 2013-12 Class A 10/16/42	1.410%	1,943,066	1,916,705
Series 2013-126 Class AB 04/16/38	1.540%	2,844,885	2,814,158
Series 2013-138 Class A 08/16/35	2.150%	2,445,412	2,449,280
Series 2013-146 Class AH 08/16/40	2.000%	3,129,719	3,157,376
Series 2013-17 Class AH 10/16/43	1.558%	1,609,066	1,589,017
Series 2013-179 Class A 07/16/37	1.800%	2,759,003	2,744,449
Series 2013-194 Class AB 05/16/38	2.250%	2,113,031	2,129,872
Series 2013-2 Class AB 12/16/42	1.600%	1,577,371	1,564,077
Series 2013-30 Class A 05/16/42	1.500%	2,844,193	2,776,513
Series 2013-32 Class AB 01/16/42	1.900%	2,879,441	2,859,889
Series 2013-33 Class A 07/16/38	1.061%	4,120,454	4,032,515
Series 2013-40 Class A 10/16/41	1.511%	1,840,858	1,816,067
Series 2013-57 Class A 06/16/37	1.350%	4,651,636	4,572,935
Series 2013-61 Class A 01/16/43	1.450%	2,106,565	2,065,769
Series 2013-73 Class AE 01/16/39	1.350%	1,053,785	1,037,389
Series 2013-78 Class AB 07/16/39	1.624%	2,190,229	2,159,802
Series 2014-109 Class A 01/16/46	2.325%	3,408,822	3,459,712
Series 2014-120 Class A 05/16/39	2.800%	2,312,557	2,351,573

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-138 Class A 01/16/44	2.700%	1,501,095	1,522,696
Series 2014-148 Class A 11/16/43	2.650%	3,594,590	3,630,011
Series 2014-24 Class BA 07/16/38	2.100%	5,520,052	5,541,807
Series 2014-33 Class A 08/16/39	2.300%	1,575,450	1,587,298
Series 2014-67 Class AE 05/16/39	2.150%	1,266,194	1,299,484
Series 2014-AB Class 103 06/16/53	1.742%	2,901,399	2,947,787
Series 2015-21 Class A 11/16/42	2.600%	3,325,000	3,368,238
Series 2015-5 Class KA 11/16/39	2.500%	5,687,271	5,770,641
Total Commercial Mortgage-Backed Securities — Agency (Cost: $96,033,700)			95,378,085
Commercial Mortgage-Backed Securities — Non-Agency 2.2%
American Homes 4 Rent Trust(b)(f) Series 2014-SFR2 Class A 10/17/36	3.786%	3,018,460	3,114,306
Series 2014-SFR3 Class A 12/17/36	3.678%	3,544,662	3,627,135
American Homes 4 Rent Series 2015-SFR1 Class A(b)(c)(f) 04/17/45	3.467%	3,675,000	3,683,431
Americold 2010 LLC Trust Series 2010-ARTA Class A1(b)(f) 01/14/29	3.847%	292,615	309,810
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4(f) 07/10/46	5.634%	3,195,947	3,323,644
Bear Stearns Commercial Mortgage Securities Trust(d)(f) Series 2005-T20 Class A4A 10/12/42	5.140%	1,275,418	1,289,755
Series 2007-T28 Class A4 09/11/42	5.742%	750,000	815,222
Bear Stearns Commercial Mortgage Securities Trust(f) Series 2006-PW14 Class A4 12/11/38	5.201%	1,255,452	1,323,941
Series 2006-T24 Class A4 10/12/41	5.537%	1,305,226	1,372,736
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(f) 10/15/49	5.431%	1,400,000	1,473,948

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(d)(f) 07/15/44	5.226%	817,096	824,891
Colony Multifamily Mortgage Trust Series 2014-1 Class A(b)(f) 04/20/50	2.543%	2,074,275	2,077,043
DBUBS Mortgage Trust Series 2011-LC1A Class A3(b)(f) 11/10/46	5.002%	150,000	170,271
GE Capital Commercial Mortgage Corp. Trust Series 2006-C1 Class A4(d)(f) 03/10/44	5.275%	2,598,633	2,660,351
GS Mortgage Securities Trust Series 2006-GG8 Class A4(f) 11/10/39	5.560%	965,554	1,016,903
General Electric Capital Assurance Co.(b)(d)(f) Series 2003-1 Class A4 05/12/35	5.254%	38,236	38,642
Series 2003-1 Class A5 05/12/35	5.743%	250,000	278,040
JPMorgan Chase Commercial Mortgage Securities Trust(b)(f) Series 2009-IWST Class A2 12/05/27	5.633%	300,000	344,920
Series 2010-C1 Class A1 06/15/43	3.853%	86,706	86,882
Series 2010-CNTR Class A2 08/05/32	4.311%	450,000	492,885
Series 2011-C3 Class A4 02/15/46	4.717%	450,000	505,208
JPMorgan Chase Commercial Mortgage Securities Trust(d)(f) Series 2005-LDP3 Class ASB 08/15/42	4.893%	36,224	36,399
Series 2005-LDP4 Class A4 10/15/42	4.918%	841,400	849,372
Series 2005-LDP5 Class A4 12/15/44	5.228%	3,715,612	3,770,004
Series 2006-LDP6 Class ASB 04/15/43	5.490%	11,098	11,136
JPMorgan Chase Commercial Mortgage Securities Trust(f) Series 2007-CB18 Class A4 06/12/47	5.440%	787,861	833,953
LB-UBS Commercial Mortgage Trust(d)(f) Series 2007-C7 Class A3 09/15/45	5.866%	412,710	451,480
LB-UBS Commercial Mortgage Trust(f) Series 2006-A1A Class C6 09/15/39	5.342%	1,554,485	1,634,367
Morgan Stanley Capital I Trust(b)(d)(f) Series 2011-C1 Class A4 09/15/47	5.033%	300,000	340,290

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(d)(f) Series 2006-T23 Class A4 08/12/41	5.809%	1,668,454	1,752,197
Series 2007-HQ11 Class A4 02/12/44	5.447%	1,600,000	1,696,064
Series 2007-T27 Class A4 06/11/42	5.650%	1,465,000	1,590,824
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A(b)(d)(f) 08/12/45	5.796%	708,557	760,196
Wachovia Bank Commercial Mortgage Trust(d)(f) Series 2005-C21 Class A4 10/15/44	5.242%	1,174,531	1,188,179
Series 2006-C24 Class A1A 03/15/45	5.557%	4,287,724	4,437,528
Series 2006-C24 Class A3 03/15/45	5.558%	4,568,807	4,700,521
Series 2006-C25 Class A1A 05/15/43	5.707%	2,640,357	2,740,065
Series 2006-C26 Class A1A 06/15/45	6.009%	1,747,689	1,832,312
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $58,049,397)			57,454,851
Asset-Backed Securities — Non-Agency 1.0%
Ally Master Owner Trust Series 2014-1 Class A1(d) 01/15/19	0.643%	825,000	827,750
AmeriCredit Automobile Receivables Trust Series 2013-4 Class B 09/10/18	1.660%	770,000	774,796
American Credit Acceptance Receivables Trust(b) Series 2012-3 Class A 11/15/16	1.640%	23,813	23,862
Series 2013-1 Class A 04/16/18	1.450%	208,866	209,286
CNH Wholesale Master Note Trust Series 2013-2A Class A(b)(d) 08/15/19	0.773%	1,650,000	1,652,658
CarFinance Capital Auto Trust(b) Series 2013-2A Class A 11/15/17	1.750%	435,793	436,644
Series 2014-1A Class A 12/17/18	1.460%	741,004	739,764
Series 2015-1A Class A 06/15/21	1.750%	2,150,000	2,141,244
Chesapeake Funding LLC Series 2012-1A Class A(b)(d) 11/07/23	0.921%	555,989	556,301

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust Series 2014-3A Class A(b) 04/16/18	0.980%	1,033,513	1,032,580
Diamond Resorts Owner Trust Series 2013-2 Class A(b) 05/20/26	2.270%	809,442	813,658
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1(d) 12/25/32	4.010%	85,611	86,275
Exeter Automobile Receivables Trust(b) Series 2014-2A Class A 08/15/18	1.060%	464,255	462,599
Series 2014-3A Class A 01/15/19	1.320%	1,274,790	1,271,747
Exeter Automobile Receivables Trust(b)(c) Series 2015-1A Class A 06/17/19	1.600%	3,750,000	3,749,777
First Investors Auto Owner Trust(b) Series 2013-3A Class A2 09/15/17	0.890%	249,273	249,346
Series 2014-3A Class A2 11/15/18	1.060%	1,125,000	1,123,452
Hertz Fleet Lease Funding LP Series 2014-1 Class A(b)(d) 04/10/28	0.572%	2,250,000	2,250,000
Hertz Vehicle Financing LLC Series 2009-2A Class A2(b) 03/25/16	5.290%	83,333	83,558
Hilton Grand Vacations Trust(b) Series 2013-A Class A 01/25/26	2.280%	1,471,570	1,480,957
Series 2014-AA Class A 11/25/26	1.770%	2,331,196	2,307,324
KeyCorp Student Loan Trust Series 1999-A Class A2(d) 12/27/29	0.585%	165,417	164,053
Nations Equipment Finance Funding I LLC Series 2013-1A Class A(b) 11/20/16	1.697%	179,191	179,247
Navient Private Education Loan Trust Series 2015-AA Class A1(b)(d) 12/15/21	0.660%	1,050,000	1,048,945
New York City Tax Liens Trust Series 2014-A Class A(b) 11/10/27	1.030%	497,095	496,664
PFS Tax Lien Trust Series 2014-1 Class NOTE(b) 05/15/29	1.440%	745,485	746,484

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Credit Student Loan Trust Series 2004-B Class A2(d) 06/15/21	0.441%	696,831	692,670
SLM Private Education Loan Trust(b) Series 2012-A Class A2 01/17/45	3.830%	500,000	528,478
SLM Private Education Loan Trust(b)(d) Series 2011-C Class A1 12/15/23	1.572%	140,424	141,002
Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A(b) 11/20/25	3.510%	28,739	29,025
TAL Advantage V LLC Series 2014-2A Class A1(b) 05/20/39	1.700%	1,455,423	1,444,960
Wheels SPV LLC Series 2012-1 Class A2(b) 03/20/21	1.190%	4,516	4,517
Total Asset-Backed Securities — Non-Agency (Cost: $27,737,143)			27,749,623

Inflation-Indexed Bonds 0.6%

UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond 04/15/16	0.125%	15,412,330	15,591,745
Total Inflation-Indexed Bonds (Cost: $15,573,824)			15,591,745
U.S. Treasury Obligations 3.6%
U.S. Treasury 08/15/40	3.875%	42,361,000	52,908,211
03/31/15	2.500%	21,780,000	21,825,872
07/31/18	1.375%	13,400,000	13,492,125
11/15/23	2.750%	7,200,000	7,668,000
Total U.S. Treasury Obligations (Cost: $88,185,703)			95,894,208

Foreign Government Obligations(i) 0.5%

CANADA 0.4%
Province of Nova Scotia 01/26/17	5.125%	2,940,000	3,179,701
Province of Ontario 02/14/18	1.200%	4,000,000	3,987,200

Foreign Government Obligations(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec 05/14/18	4.625%	3,500,000	3,851,225
Total			11,018,126
MEXICO 0.1%
Pemex Project Funding Master Trust 01/21/21	5.500%	2,300,000	2,524,250
Total Foreign Government Obligations (Cost: $13,275,501)			13,542,376

Municipal Bonds 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011 03/01/17	5.365%	2,065,000	2,214,052
Total Municipal Bonds (Cost: $2,184,737)			2,214,052

Senior Loans —%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CHEMICALS —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(d)(j) 02/01/20	3.750%	30,129	29,887
HEALTH CARE —%
American Renal Holdings, Inc. 2nd Lien Term Loan(d)(j) 03/20/20	8.500%	40,000	39,450
CHS/Community Health Systems, Inc. Tranche D Term Loan(d)(j) 01/27/21	4.250%	18,810	18,846
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan(d)(j) 07/03/19	4.250%	94,607	94,213
United Surgical Partners International, Inc. Tranche B Term Loan(d)(j) 04/03/19	4.750%	19,564	19,564
Total Health Care			172,073

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
LODGING —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(d)(j) 12/27/20	6.250%	19,000	19,048
RETAILERS —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(d)(j) 08/21/20	5.750%	50,000	50,469
TECHNOLOGY —%
Applied Systems, Inc.(d)(j) 1st Lien Term Loan 01/25/21	4.250%	5,940	5,921
2nd Lien Term Loan 01/24/22	7.500%	7,000	6,937
Riverbed Technology, Inc. Tranche B Term Loan(c)(d)(j) 02/25/22	0.000%	81,127	81,735

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TIBCO Software, Inc. Term Loan(c)(d)(j) 12/04/20	6.500%	74,000	73,700
Total Technology			168,293
Total Senior Loans (Cost: $437,365)			439,770

Money Market Funds 11.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(k)(l)	313,613,369	313,613,369
Total Money Market Funds (Cost: $313,613,369)		313,613,369
Total Investments (Cost: $2,310,952,204)		2,749,189,666
Other Assets & Liabilities, Net		(79,791,194)
Net Assets		2,669,398,472

Investments in Derivatives

Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, securities totaling $82,807 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	110	USD	24,043,594	06/2015	13,519	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $80,710,171 or 3.02% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Variable rate security.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2015, the value of these securities amounted to $11,188, which represents less than 0.01% of net assets.

(f)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $2,261, which represents less than 0.01% of net assets. Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
SACO I, Inc. CMO Series 1995-1 Class A 09/25/24 0.000%	04/30/1999 - 12/20/2002	4,321

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $2,261, which represents less than 0.01% of net assets.

(i)  Principal and interest may not be guaranteed by the government.

(j)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	172,907,678	524,566,496	(383,860,805)	313,613,369	136,744	313,613,369

(m)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	207,464,432	—	—	207,464,432
Consumer Staples	146,167,827	—	—	146,167,827
Energy	92,797,078	—	—	92,797,078
Financials	319,685,214	—	—	319,685,214
Health Care	257,801,870	—	—	257,801,870
Industrials	196,922,489	—	—	196,922,489
Information Technology	330,110,632	—	—	330,110,632
Materials	44,816,115	—	—	44,816,115
Telecommunication Services	46,071,032	—	—	46,071,032
Total Equity Securities	1,641,836,689	—	—	1,641,836,689
Bonds
Corporate Bonds & Notes	—	266,426,873	—	266,426,873
Residential Mortgage-Backed Securities — Agency	—	212,644,840	—	212,644,840
Residential Mortgage-Backed Securities — Non-Agency	—	6,400,924	2,261	6,403,185
Commercial Mortgage-Backed Securities — Agency	—	95,378,085	—	95,378,085
Commercial Mortgage-Backed Securities — Non-Agency	—	57,454,851	—	57,454,851
Asset-Backed Securities — Non-Agency	—	27,570,376	179,247	27,749,623
Inflation-Indexed Bonds	—	15,591,745	—	15,591,745
U.S. Treasury Obligations	95,894,208	—	—	95,894,208
Foreign Government Obligations	—	13,542,376	—	13,542,376
Municipal Bonds	—	2,214,052	—	2,214,052
Total Bonds	95,894,208	697,224,122	181,508	793,299,838
Other
Senior Loans
Health Care	—	132,623	39,450	172,073
Lodging	—	—	19,048	19,048
All Other Industries	—	248,649	—	248,649
Total Other	—	381,272	58,498	439,770
Mutual Funds
Money Market Funds	313,613,369	—	—	313,613,369
Total Mutual Funds	313,613,369	—	—	313,613,369

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	2,051,344,266	697,605,394	240,006	2,749,189,666
Derivatives
Assets
Futures Contracts	13,519	—	—	13,519
Total	2,051,357,785	697,605,394	240,006	2,749,203,185

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,997,338,835)	$2,435,576,297
Affiliated issuers (identified cost $313,613,369)	313,613,369
Total investments (identified cost $2,310,952,204)	2,749,189,666
Cash	564
Receivable for:
Investments sold	16,374,298
Capital shares sold	14,405,457
Dividends	2,565,862
Interest	4,081,498
Reclaims	23,364
Variation margin	12,032
Prepaid expenses	8,902
Trustees' deferred compensation plan	51,059
Other assets	83,417
Total assets	2,786,796,119
Liabilities
Payable for:
Investments purchased	22,823,772
Investments purchased on a delayed delivery basis	91,635,177
Capital shares purchased	2,378,393
Investment management fees	41,917
Distribution and/or service fees	23,718
Transfer agent fees	333,812
Administration fees	3,861
Plan administration fees	4,824
Compensation of board members	4,512
Chief compliance officer expenses	160
Other expenses	96,442
Trustees' deferred compensation plan	51,059
Total liabilities	117,397,647
Net assets applicable to outstanding capital stock	$2,669,398,472
Represented by
Paid-in capital	$2,185,279,303
Undistributed net investment income	2,287,221
Accumulated net realized gain	43,580,967
Unrealized appreciation (depreciation) on:
Investments	438,237,462
Futures contracts	13,519
Total — representing net assets applicable to outstanding capital stock	$2,669,398,472
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$1,608,495,540
Shares outstanding	43,283,994
Net asset value per share	$37.16
Maximum offering price per share(a)	$39.43
Class B
Net assets	$11,908,922
Shares outstanding	321,358
Net asset value per share	$37.06
Class C
Net assets	$439,991,345
Shares outstanding	11,868,514
Net asset value per share	$37.07
Class K
Net assets	$24,591,095
Shares outstanding	662,730
Net asset value per share	$37.11
Class R
Net assets	$26,095,597
Shares outstanding	702,337
Net asset value per share	$37.16
Class R4
Net assets	$35,454,949
Shares outstanding	947,393
Net asset value per share	$37.42
Class R5
Net assets	$72,309,502
Shares outstanding	1,947,065
Net asset value per share	$37.14
Class Y
Net assets	$32,428,288
Shares outstanding	866,218
Net asset value per share	$37.44
Class Z
Net assets	$418,123,234
Shares outstanding	11,268,122
Net asset value per share	$37.11

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,692,627
Dividends — affiliated issuers	136,744
Interest	8,513,292
Foreign taxes withheld	(18,349)
Total income	20,324,314
Expenses:
Investment management fees	6,727,538
Distribution and/or service fees
Class A	1,781,757
Class B	60,195
Class C	1,732,275
Class R	58,329
Transfer agent fees
Class A	1,075,529
Class B	9,086
Class C	261,482
Class K	5,852
Class R	17,599
Class R4	18,272
Class R5	13,962
Class Z	286,866
Administration fees	615,954
Plan administration fees
Class K	29,258
Compensation of board members	32,193
Custodian fees	20,872
Printing and postage fees	91,777
Registration fees	98,977
Professional fees	44,104
Chief compliance officer expenses	544
Other	21,865
Total expenses	13,004,286
Net investment income	7,320,028
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	64,762,505
Foreign currency translations	(2,510)
Futures contracts	(148,963)
Net realized gain	64,611,032
Net change in unrealized appreciation (depreciation) on:
Investments	37,855,049
Futures contracts	39,068
Net change in unrealized appreciation	37,894,117
Net realized and unrealized gain	102,505,149
Net increase in net assets resulting from operations	$109,825,177

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income	$7,320,028	$16,679,443
Net realized gain	64,611,032	123,328,431
Net change in unrealized appreciation	37,894,117	152,115,360
Net increase in net assets resulting from operations	109,825,177	292,123,234
Distributions to shareholders
Net investment income
Class A	(5,837,295)	(10,145,453)
Class B	(5,474)	(17,023)
Class C	(142,622)	(294,362)
Class K	(110,860)	(227,333)
Class R	(65,541)	(104,635)
Class R4	(110,356)	(102,651)
Class R5	(301,525)	(499,676)
Class Y	(134,002)	(172,558)
Class Z	(2,028,553)	(3,679,726)
Net realized gains
Class A	(51,318,940)	—
Class B	(436,395)	—
Class C	(12,484,969)	—
Class K	(829,944)	—
Class R	(829,019)	—
Class R4	(869,521)	—
Class R5	(1,893,151)	—
Class Y	(936,890)	—
Class Z	(13,624,282)	—
Total distributions to shareholders	(91,959,339)	(15,243,417)
Increase in net assets from capital stock activity	509,536,979	273,518,577
Increase from payment by affiliate (Note 6)	—	243,303
Total increase in net assets	527,402,817	550,641,697
Net assets at beginning of period	2,141,995,655	1,591,353,958
Net assets at end of period	$2,669,398,472	$2,141,995,655
Undistributed net investment income	$2,287,221	$3,703,421

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	9,383,037	343,415,873	9,917,748	341,351,085
Distributions reinvested	1,465,415	52,764,388	266,155	9,181,368
Redemptions	(3,878,062)	(141,996,298)	(5,106,180)	(177,103,822)
Net increase	6,970,390	254,183,963	5,077,723	173,428,631
Class B shares
Subscriptions	56,134	2,047,655	106,482	3,635,445
Distributions reinvested	11,385	409,042	447	15,498
Redemptions(a)	(84,928)	(3,069,124)	(153,234)	(5,285,378)
Net decrease	(17,409)	(612,427)	(46,305)	(1,634,435)
Class C shares
Subscriptions	4,116,147	150,221,601	4,040,423	139,283,691
Distributions reinvested	314,581	11,304,927	7,468	260,258
Redemptions	(569,446)	(20,778,071)	(751,921)	(26,065,253)
Net increase	3,861,282	140,748,457	3,295,970	113,478,696
Class K shares
Subscriptions	69,126	2,513,162	385,555	13,262,953
Distributions reinvested	26,154	940,372	6,652	227,269
Redemptions	(63,001)	(2,305,130)	(1,976,240)	(64,732,285)
Net increase (decrease)	32,279	1,148,404	(1,584,033)	(51,242,063)
Class R shares
Subscriptions	223,401	8,171,944	341,923	11,863,573
Distributions reinvested	18,116	652,256	2,517	86,913
Redemptions	(118,684)	(4,364,188)	(177,088)	(6,154,741)
Net increase	122,833	4,460,012	167,352	5,795,745
Class R4 shares
Subscriptions	566,958	20,842,991	417,642	14,594,294
Distributions reinvested	22,579	818,252	1,722	60,808
Redemptions	(60,654)	(2,230,653)	(110,599)	(3,941,817)
Net increase	528,883	19,430,590	308,765	10,713,285
Class R5 shares
Subscriptions	798,266	29,071,505	534,624	18,323,902
Distributions reinvested	61,010	2,194,676	14,489	499,612
Redemptions	(205,697)	(7,490,223)	(187,080)	(6,480,424)
Net increase	653,579	23,775,958	362,033	12,343,090

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	428,107	15,875,707	206,084	7,051,149
Distributions reinvested	29,544	1,070,892	4,974	172,529
Redemptions	(50,323)	(1,854,425)	(57,518)	(1,993,216)
Net increase	407,328	15,092,174	153,540	5,230,462
Class Z shares
Subscriptions	2,651,093	96,993,052	2,412,087	83,264,768
Distributions reinvested	360,003	12,942,091	88,114	3,028,323
Redemptions	(1,603,544)	(58,625,295)	(2,359,519)	(80,887,925)
Net increase	1,407,552	51,309,848	140,682	5,405,166
Total net increase	13,966,717	509,536,979	7,875,727	273,518,577

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$37.01		$31.83		$28.21		$26.06		$23.29		$22.46
Income from investment operations:
Net investment income	0.13		0.32		0.28		0.33		0.37		0.35
Net realized and unrealized gain	1.50		5.16		3.64		2.97		2.79		0.85
Total from investment operations	1.63		5.48		3.92		3.30		3.16		1.20
Less distributions to shareholders:
Net investment income	(0.15)		(0.30)		(0.30)		(0.34)		(0.39)		(0.37)
Net realized gains	(1.33)		—		—		(0.81)		—		—
Total distributions to shareholders	(1.48)		(0.30)		(0.30)		(1.15)		(0.39)		(0.37)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$37.16		$37.01		$31.83		$28.21		$26.06		$23.29
Total return	4.55%		17.29%		13.97%		13.14%		13.57%		5.33%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.09%		1.14%		1.16%		1.10%		1.02%
Total net expenses(d)	1.06	%(c)	1.09	%(e)	1.13	%(e)	1.11	%(e)	1.03	%(e)	1.02	%(e)
Net investment income	0.69	%(c)	0.94%		0.91%		1.24%		1.38%		1.47%
Supplemental data
Net assets, end of period (in thousands)	$1,608,496		$1,344,071		$994,163		$774,214		$657,604		$65,112
Portfolio turnover	54	%(f)	109	%(f)	141	%(f)	130	%(f)	99%		89%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58%, 65% and 66% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$36.91		$31.75		$28.15		$26.00		$23.24		$22.41
Income from investment operations:
Net investment income (loss)	(0.01)		0.06		0.05		0.13		0.17		0.17
Net realized and unrealized gain	1.50		5.15		3.63		2.97		2.78		0.85
Total from investment operations	1.49		5.21		3.68		3.10		2.95		1.02
Less distributions to shareholders:
Net investment income	(0.01)		(0.05)		(0.08)		(0.14)		(0.19)		(0.19)
Net realized gains	(1.33)		—		—		(0.81)		—		—
Total distributions to shareholders	(1.34)		(0.05)		(0.08)		(0.95)		(0.19)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$37.06		$36.91		$31.75		$28.15		$26.00		$23.24
Total return	4.17%		16.40%		13.12%		12.30%		12.71%		4.56%
Ratios to average net assets(b)
Total gross expenses	1.81	%(c)	1.84%		1.89%		1.91%		1.84%		1.77%
Total net expenses(d)	1.81	%(c)	1.84	%(e)	1.88	%(e)	1.86	%(e)	1.78	%(e)	1.77	%(e)
Net investment income (loss)	(0.07	%)(c)	0.18%		0.16%		0.49%		0.64%		0.73%
Supplemental data
Net assets, end of period (in thousands)	$11,909		$12,504		$12,225		$11,910		$14,227		$6,683
Portfolio turnover	54	%(f)	109	%(f)	141	%(f)	130	%(f)	99%		89%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58%, 65% and 66% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$36.92		$31.75		$28.15		$25.99		$23.24		$22.42
Income from investment operations:
Net investment income (loss)	(0.01)		0.07		0.05		0.13		0.17		0.17
Net realized and unrealized gain	1.50		5.14		3.63		2.98		2.77		0.84
Total from investment operations	1.49		5.21		3.68		3.11		2.94		1.01
Less distributions to shareholders:
Net investment income	(0.01)		(0.05)		(0.08)		(0.14)		(0.19)		(0.19)
Net realized gains	(1.33)		—		—		(0.81)		—		—
Total distributions to shareholders	(1.34)		(0.05)		(0.08)		(0.95)		(0.19)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Increase from payment by affiliate	—		0.01		—		—		—		—
Net asset value, end of period	$37.07		$36.92		$31.75		$28.15		$25.99		$23.24
Total return	4.16%		16.44	%(b)	13.12%		12.34%		12.67%		4.51%
Ratios to average net assets(c)
Total gross expenses	1.81	%(d)	1.84%		1.89%		1.91%		1.84%		1.77%
Total net expenses(e)	1.81	%(d)	1.84	%(f)	1.88	%(f)	1.86	%(f)	1.79	%(f)	1.77	%(f)
Net investment income (loss)	(0.05	%)(d)	0.19%		0.16%		0.50%		0.62%		0.71%
Supplemental data
Net assets, end of period (in thousands)	$439,991		$295,665		$149,581		$74,771		$48,236		$25,462
Portfolio turnover	54	%(g)	109	%(g)	141	%(g)	130	%(g)	99%		89%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58%, 65% and 66% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class K	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$36.96		$31.80		$28.18		$26.02		$27.16
Income from investment operations:
Net investment income	0.14		0.35		0.31		0.35		0.18
Net realized and unrealized gain (loss)	1.51		5.15		3.64		2.98		(1.15	)(b)
Total from investment operations	1.65		5.50		3.95		3.33		(0.97)
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.33)		(0.36)		(0.17)
Net realized gains	(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(1.50)		(0.34)		(0.33)		(1.17)		(0.17)
Net asset value, end of period	$37.11		$36.96		$31.80		$28.18		$26.02
Total return	4.62%		17.39%		14.11%		13.26%		(3.59%)
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.97%		1.01%		1.03%		1.02	%(d)
Total net expenses(e)	0.96	%(d)	0.97%		1.01%		1.03%		1.02	%(d)(f)
Net investment income	0.79	%(d)	1.00%		1.02%		1.32%		1.40	%(d)
Supplemental data
Net assets, end of period (in thousands)	$24,591		$23,303		$70,411		$60,735		$48,799
Portfolio turnover	54	%(g)	109	%(g)	141	%(g)	130	%(g)	99%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58%, 65% and 66% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$37.01		$31.82		$28.19		$26.04		$24.62
Income from investment operations:
Net investment income	0.08		0.24		0.20		0.27		0.30
Net realized and unrealized gain	1.51		5.15		3.65		2.97		1.35
Total from investment operations	1.59		5.39		3.85		3.24		1.65
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.22)		(0.28)		(0.23)
Net realized gains	(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(1.44)		(0.21)		(0.22)		(1.09)		(0.23)
Increase from payment by affiliate	—		0.01		—		—		—
Net asset value, end of period	$37.16		$37.01		$31.82		$28.19		$26.04
Total return	4.42%		17.04	%(b)	13.73%		12.87%		6.70%
Ratios to average net assets(c)
Total gross expenses	1.31	%(d)	1.34%		1.39%		1.42%		1.37	%(d)
Total net expenses(e)	1.31	%(d)	1.34	%(f)	1.38	%(f)	1.36	%(f)	1.28	%(d)(f)
Net investment income	0.44	%(d)	0.69%		0.64%		1.01%		1.20	%(d)
Supplemental data
Net assets, end of period (in thousands)	$26,096		$21,445		$13,113		$2,740		$457
Portfolio turnover	54	%(g)	109	%(g)	141	%(g)	130	%(g)	99%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58%, 65% and 66% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$37.27		$32.03		$28.25
Income from investment operations:
Net investment income	0.18		0.42		0.29
Net realized and unrealized gain	1.50		5.18		3.76
Total from investment operations	1.68		5.60		4.05
Less distributions to shareholders:
Net investment income	(0.20)		(0.38)		(0.27)
Net realized gains	(1.33)		—		—
Total distributions to shareholders	(1.53)		(0.38)		(0.27)
Increase from payment by affiliate	—		0.02		—
Net asset value, end of period	$37.42		$37.27		$32.03
Total return	4.65%		17.64	%(b)	14.40%
Ratios to average net assets(c)
Total gross expenses	0.81	%(d)	0.84%		0.88	%(d)
Total net expenses(e)	0.81	%(d)	0.84	%(f)	0.88	%(d)(f)
Net investment income	0.97	%(d)	1.21%		1.14	%(d)
Supplemental data
Net assets, end of period (in thousands)	$35,455		$15,596		$3,515
Portfolio turnover	54	%(g)	109	%(g)	141	%(g)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58% and 65% for the years ended August 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$36.99		$31.80		$28.17		$26.02		$27.16
Income from investment operations:
Net investment income	0.19		0.45		0.39		0.42		0.24
Net realized and unrealized gain (loss)	1.51		5.14		3.64		2.97		(1.18	)(b)
Total from investment operations	1.70		5.59		4.03		3.39		(0.94)
Less distributions to shareholders:
Net investment income	(0.22)		(0.42)		(0.40)		(0.43)		(0.20)
Net realized gains	(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(1.55)		(0.42)		(0.40)		(1.24)		(0.20)
Increase from payment by affiliate	—		0.02		—		—		—
Net asset value, end of period	$37.14		$36.99		$31.80		$28.17		$26.02
Total return	4.74%		17.76	%(c)	14.42%		13.52%		(3.46%)
Ratios to average net assets(d)
Total gross expenses	0.71	%(e)	0.73%		0.76%		0.78%		0.75	%(e)
Total net expenses(f)	0.71	%(e)	0.73%		0.76%		0.78%		0.73	%(e)(g)
Net investment income	1.05	%(e)	1.30%		1.26%		1.57%		1.79	%(e)
Supplemental data
Net assets, end of period (in thousands)	$72,310		$47,848		$29,617		$15		$13
Portfolio turnover	54	%(h)	109	%(h)	141	%(h)	130	%(h)	99%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58%, 65% and 66% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$37.28		$32.04		$28.25
Income from investment operations:
Net investment income	0.20		0.47		0.34
Net realized and unrealized gain	1.52		5.19		3.75
Total from investment operations	1.72		5.66		4.09
Less distributions to shareholders:
Net investment income	(0.23)		(0.44)		(0.30)
Net realized gains	(1.33)		—		—
Total distributions to shareholders	(1.56)		(0.44)		(0.30)
Increase from payment by affiliate	—		0.02		—
Net asset value, end of period	$37.44		$37.28		$32.04
Total return	4.76%		17.84	%(b)	14.54%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.68%		0.70	%(d)
Total net expenses(e)	0.66	%(d)	0.68%		0.70	%(d)
Net investment income	1.10	%(d)	1.35%		1.34	%(d)
Supplemental data
Net assets, end of period (in thousands)	$32,428		$17,106		$9,784
Portfolio turnover	54	%(f)	109	%(f)	141	%(f)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58% and 65% for the years ended August 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$36.96		$31.78		$28.17		$26.02		$23.27		$22.43
Income from investment operations:
Net investment income	0.17		0.41		0.35		0.40		0.43		0.41
Net realized and unrealized gain	1.51		5.15		3.63		2.96		2.77		0.86
Total from investment operations	1.68		5.56		3.98		3.36		3.20		1.27
Less distributions to shareholders:
Net investment income	(0.20)		(0.38)		(0.37)		(0.40)		(0.45)		(0.43)
Net realized gains	(1.33)		—		—		(0.81)		—		—
Total distributions to shareholders	(1.53)		(0.38)		(0.37)		(1.21)		(0.45)		(0.43)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$37.11		$36.96		$31.78		$28.17		$26.02		$23.27
Total return	4.69%		17.60%		14.24%		13.42%		13.78%		5.64%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.84%		0.89%		0.91%		0.83%		0.77%
Total net expenses(d)	0.81	%(c)	0.84	%(e)	0.88	%(e)	0.86	%(e)	0.78	%(e)	0.77	%(e)
Net investment income	0.94	%(c)	1.18%		1.16%		1.49%		1.62%		1.73%
Supplemental data
Net assets, end of period (in thousands)	$418,123		$364,457		$308,945		$284,934		$229,744		$207,526
Portfolio turnover	54	%(f)	109	%(f)	141	%(f)	130	%(f)	99%		89%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 30% for the six months ended February 28, 2015 and 58%, 65% and 66% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	13,519	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(148,963)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	39,068

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	12,021,797
Futures contracts — Short	(14,791,993)

*Based on the ending quarterly outstanding amounts for the six months ended February 28, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually.

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.58% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares do not pay transfer agency fees.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class K	0.05
Class R	0.15
Class R4	0.15
Class R5	0.05
Class Z	0.15

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2015, the Fund's total potential future obligation over the life of the Guaranty is $25,613. The liability remaining at February 28, 2015 for non-recurring charges associated with the lease amounted to $15,746 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 28, 2015 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,494,078 for Class A, $739 for Class B and $22,962 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.20%	1.20%
Class B	1.95	1.95
Class C	1.95	1.95
Class K	1.14	1.12
Class R	1.45	1.45
Class R4	0.95	0.95
Class R5	0.89	0.87
Class Y	0.84	0.82
Class Z	0.95	0.95

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $2,310,952,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$445,027,000
Unrealized depreciation	(6,789,000)
Net unrealized appreciation	$438,238,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, but including mortgage dollar rolls, aggregated to $1,460,830,010 and $1,163,693,415, respectively, for the six months ended February 28, 2015, of which $649,702,834 and $612,023,905, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Payments by Affiliates

During the year ended August 31, 2014, the Fund received a payment of $243,303 from the Investment Manager as a reimbursement for certain shareholder transactions processed at an incorrect price. The payment has been included in "Increase from payment by affiliate" on the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2015, affiliated shareholders of record owned 48.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning

Semiannual Report 2015

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA BALANCED FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Balanced Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR120_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA CONTRARIAN CORE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA CONTRARIAN CORE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	28
Important Information About This Report	35

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA CONTRARIAN CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Contrarian Core Fund (the Fund) Class A shares returned 6.31% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Index, which returned 6.00% during the same period.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		6.31	15.67	16.73	10.31
Including sales charges		0.21	9.04	15.36	9.66
Class B	11/01/98
Excluding sales charges		5.92	14.85	15.85	9.48
Including sales charges		0.99	9.85	15.63	9.48
Class C	12/09/02
Excluding sales charges		5.91	14.82	15.87	9.49
Including sales charges		4.92	13.82	15.87	9.49
Class I*	09/27/10	6.53	16.23	17.21	10.67
Class K*	03/07/11	6.37	15.84	16.87	10.44
Class R*	09/27/10	6.14	15.37	16.45	10.05
Class R4*	11/08/12	6.43	15.98	17.03	10.59
Class R5*	11/08/12	6.48	16.09	17.10	10.62
Class T	02/12/93
Excluding sales charges		6.27	15.65	16.68	10.26
Including sales charges		0.18	9.02	15.32	9.60
Class W*	09/27/10	6.26	15.67	16.73	10.31
Class Y*	11/08/12	6.53	16.20	17.14	10.64
Class Z	12/14/92	6.44	15.97	17.02	10.58
Russell 1000 Index		6.00	14.88	16.39	8.30

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/?appended-performance for more information.

The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 28, 2015)
Apple, Inc.	4.5
Citigroup, Inc.	4.2
Medtronic PLC	3.1
JPMorgan Chase & Co.	3.1
CVS Health Corp.	2.9
Comcast Corp., Class A	2.8
Verizon Communications, Inc.	2.8
Microsoft Corp.	2.5
Google, Inc., Class C	2.5
Honeywell International, Inc.	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Common Stocks	98.2
Consumer Discretionary	12.4
Consumer Staples	8.7
Energy	5.5
Financials	19.1
Health Care	15.4
Industrials	11.8
Information Technology	19.8
Materials	2.7
Telecommunication Services	2.8
Money Market Funds	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA CONTRARIAN CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,063.10	1,019.45	5.66	5.54	1.10
Class B	1,000.00	1,000.00	1,059.20	1,015.71	9.50	9.30	1.85
Class C	1,000.00	1,000.00	1,059.10	1,015.71	9.50	9.30	1.85
Class I	1,000.00	1,000.00	1,065.30	1,021.64	3.40	3.33	0.66
Class K	1,000.00	1,000.00	1,063.70	1,020.14	4.94	4.84	0.96
Class R	1,000.00	1,000.00	1,061.40	1,018.20	6.94	6.79	1.35
Class R4	1,000.00	1,000.00	1,064.30	1,020.64	4.43	4.33	0.86
Class R5	1,000.00	1,000.00	1,064.80	1,021.39	3.65	3.58	0.71
Class T	1,000.00	1,000.00	1,062.70	1,019.30	5.81	5.69	1.13
Class W	1,000.00	1,000.00	1,062.60	1,019.45	5.66	5.54	1.10
Class Y	1,000.00	1,000.00	1,065.30	1,021.64	3.40	3.33	0.66
Class Z	1,000.00	1,000.00	1,064.40	1,020.69	4.37	4.28	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.4%
Auto Components 1.7%
Delphi Automotive PLC	1,241,793	97,902,960
Hotels, Restaurants & Leisure 2.2%
Aramark	1,070,643	33,885,851
Hilton Worldwide Holdings, Inc.(a)	315,861	8,929,390
Las Vegas Sands Corp.	940,920	53,538,348
McDonald's Corp.	304,980	30,162,522
Wynn Resorts Ltd.	36,621	5,218,493
Total		131,734,604
Household Durables 0.4%
Mohawk Industries, Inc.(a)	126,873	23,389,037
Internet & Catalog Retail 0.9%
Priceline Group, Inc. (The)(a)	43,310	53,595,259
Media 5.1%
CBS Corp., Class B Non Voting	1,456,440	86,075,604
Comcast Corp., Class A	2,751,078	163,359,012
Discovery Communications, Inc., Class A(a)	923,520	29,829,696
Viacom, Inc., Class B	255,525	17,871,418
Total		297,135,730
Specialty Retail 2.1%
Lowe's Companies, Inc.	1,162,309	86,115,474
Michaels Companies, Inc. (The)(a)	1,345,855	37,953,111
Total		124,068,585
Total Consumer Discretionary		727,826,175
CONSUMER STAPLES 8.7%
Beverages 2.5%
Diageo PLC, ADR	503,952	59,894,695
PepsiCo, Inc.	884,355	87,533,458
Total		147,428,153
Food & Staples Retailing 3.5%
CVS Health Corp.	1,594,607	165,631,829
Walgreens Boots Alliance, Inc.	451,929	37,546,262
Total		203,178,091
Household Products 0.9%
Procter & Gamble Co. (The)	657,192	55,946,755
Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	177,230	9,602,321

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.6%
Philip Morris International, Inc.	1,140,300	94,599,288
Total Consumer Staples		510,754,608
ENERGY 5.4%
Energy Equipment & Services 1.6%
Halliburton Co.	1,027,788	44,133,217
Schlumberger Ltd.	631,880	53,179,021
Total		97,312,238
Oil, Gas & Consumable Fuels 3.8%
Canadian Natural Resources Ltd.	1,354,570	39,485,716
Chevron Corp.	1,166,708	124,464,409
ConocoPhillips	351,221	22,899,609
Noble Energy, Inc.	741,427	35,017,597
Total		221,867,331
Total Energy		319,179,569
FINANCIALS 18.9%
Banks 10.6%
Bank of America Corp.	7,365,699	116,451,701
Citigroup, Inc.	4,599,486	241,105,056
JPMorgan Chase & Co.	2,894,758	177,390,770
Wells Fargo & Co.	1,596,208	87,456,237
Total		622,403,764
Capital Markets 3.7%
BlackRock, Inc.	369,119	137,098,179
Goldman Sachs Group, Inc. (The)	426,010	80,852,438
Total		217,950,617
Consumer Finance 1.2%
American Express Co.	862,200	70,346,898
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	715,023	105,401,540
Insurance 1.4%
Aon PLC	819,042	82,199,055
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	574,480	15,746,497
Total Financials		1,114,048,371
HEALTH CARE 15.3%
Biotechnology 4.0%
Biogen Idec, Inc.(a)	194,380	79,616,104

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Celgene Corp.(a)	853,828	103,765,717
Vertex Pharmaceuticals, Inc.(a)	424,300	50,674,149
Total		234,055,970
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	2,128,949	100,848,314
Medtronic PLC	2,310,029	179,235,151
St. Jude Medical, Inc.	780,167	52,021,536
Total		332,105,001
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	690,714	60,775,925
CIGNA Corp.	542,520	65,986,707
Total		126,762,632
Pharmaceuticals 3.5%
Johnson & Johnson	1,213,766	124,423,153
Perrigo Co. PLC	532,932	82,322,006
Total		206,745,159
Total Health Care		899,668,762
INDUSTRIALS 11.7%
Aerospace & Defense 4.4%
Honeywell International, Inc.	1,379,599	141,795,185
Precision Castparts Corp.	133,170	28,804,671
United Technologies Corp.	750,267	91,465,050
Total		262,064,906
Air Freight & Logistics 0.7%
FedEx Corp.	246,941	43,703,618
Building Products 0.5%
Fortune Brands Home & Security, Inc.	630,083	29,185,445
Commercial Services & Supplies 1.1%
Tyco International PLC	1,477,269	62,370,297
Electrical Equipment 0.3%
Eaton Corp. PLC	214,736	15,248,404
Industrial Conglomerates 1.9%
General Electric Co.	4,293,815	111,596,252
Professional Services 1.9%
Dun & Bradstreet Corp. (The)	325,610	43,136,813
Nielsen NV	1,586,950	71,746,009
Total		114,882,822
Road & Rail 0.9%
Kansas City Southern	444,831	51,529,223
Total Industrials		690,580,967
Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 19.7%
Communications Equipment 1.3%
QUALCOMM, Inc.	1,070,598	77,629,061
Internet Software & Services 3.6%
Google, Inc., Class A(a)	120,718	67,919,568
Google, Inc., Class C(a)	255,638	142,748,259
Total		210,667,827
IT Services 1.9%
MasterCard, Inc., Class A	1,249,220	112,592,199
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	1,166,194	52,746,955
Skyworks Solutions, Inc.	417,543	36,639,398
Total		89,386,353
Software 5.6%
Activision Blizzard, Inc.	2,020,840	47,125,989
Electronic Arts, Inc.(a)	1,574,646	90,038,258
Intuit, Inc.	453,039	44,230,197
Microsoft Corp.	3,318,382	145,511,051
Total		326,905,495
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	2,031,911	261,019,287
EMC Corp.	2,069,420	59,889,015
Hewlett-Packard Co.	576,992	20,102,401
Total		341,010,703
Total Information Technology		1,158,191,638
MATERIALS 2.7%
Chemicals 2.7%
LyondellBasell Industries NV, Class A	734,590	63,108,627
Monsanto Co.	773,650	93,170,669
Total		156,279,296
Total Materials		156,279,296
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	3,272,718	161,835,905
Total Telecommunication Services		161,835,905
Total Common Stocks (Cost: $4,373,909,492)		5,738,365,291

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Money Market Funds 1.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	105,798,078	105,798,078
Total Money Market Funds (Cost: $105,798,078)		105,798,078
Total Investments (Cost: $4,479,707,570)		5,844,163,369
Other Assets & Liabilities, Net		36,847,875
Net Assets		5,881,011,244

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	109,912,819	962,717,907	(966,832,648)	105,798,078	77,555	105,798,078

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	727,826,175	—	—	727,826,175
Consumer Staples	510,754,608	—	—	510,754,608
Energy	319,179,569	—	—	319,179,569
Financials	1,114,048,371	—	—	1,114,048,371
Health Care	899,668,762	—	—	899,668,762
Industrials	690,580,967	—	—	690,580,967
Information Technology	1,158,191,638	—	—	1,158,191,638
Materials	156,279,296	—	—	156,279,296
Telecommunication Services	161,835,905	—	—	161,835,905
Total Equity Securities	5,738,365,291	—	—	5,738,365,291
Mutual Funds
Money Market Funds	105,798,078	—	—	105,798,078
Total Mutual Funds	105,798,078	—	—	105,798,078
Total	5,844,163,369	—	—	5,844,163,369

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,373,909,492)	$5,738,365,291
Affiliated issuers (identified cost $105,798,078)	105,798,078
Total investments (identified cost $4,479,707,570)	5,844,163,369
Receivable for:
Investments sold	57,506,390
Capital shares sold	12,241,496
Dividends	8,857,478
Reclaims	16,225
Prepaid expenses	19,948
Trustees' deferred compensation plan	84,012
Other assets	79,344
Total assets	5,922,968,262
Liabilities
Payable for:
Investments purchased	35,847,991
Capital shares purchased	4,810,926
Investment management fees	95,270
Distribution and/or service fees	25,982
Transfer agent fees	982,158
Administration fees	7,495
Plan administration fees	23
Compensation of board members	5,127
Chief compliance officer expenses	344
Other expenses	97,690
Trustees' deferred compensation plan	84,012
Total liabilities	41,957,018
Net assets applicable to outstanding capital stock	$5,881,011,244
Represented by
Paid-in capital	$4,392,877,260
Undistributed net investment income	8,268,415
Accumulated net realized gain	115,409,770
Unrealized appreciation (depreciation) on:
Investments	1,364,455,799
Total — representing net assets applicable to outstanding capital stock	$5,881,011,244

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$2,055,918,418
Shares outstanding	92,730,843
Net asset value per share	$22.17
Maximum offering price per share(a)	$23.52
Class B
Net assets	$12,614,696
Shares outstanding	621,447
Net asset value per share	$20.30
Class C
Net assets	$331,248,278
Shares outstanding	16,288,611
Net asset value per share	$20.34
Class I
Net assets	$564,916,436
Shares outstanding	25,349,252
Net asset value per share	$22.29
Class K
Net assets	$119,954
Shares outstanding	5,380
Net asset value per share(b)	$22.29
Class R
Net assets	$39,278,979
Shares outstanding	1,769,793
Net asset value per share	$22.19
Class R4
Net assets	$215,686,420
Shares outstanding	9,530,269
Net asset value per share	$22.63
Class R5
Net assets	$288,864,026
Shares outstanding	12,774,112
Net asset value per share	$22.61
Class T
Net assets	$155,211,801
Shares outstanding	7,061,879
Net asset value per share	$21.98
Maximum offering price per share(a)	$23.32

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class W
Net assets	$120,006,194
Shares outstanding	5,412,270
Net asset value per share	$22.17
Class Y
Net assets	$24,196,388
Shares outstanding	1,069,725
Net asset value per share	$22.62
Class Z
Net assets	$2,072,949,654
Shares outstanding	92,957,573
Net asset value per share	$22.30

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$41,688,789
Dividends — affiliated issuers	77,555
Interest	40
Foreign taxes withheld	(75,589)
Total income	41,690,795
Expenses:
Investment management fees	15,570,272
Distribution and/or service fees
Class A	2,263,165
Class B	65,402
Class C	1,328,298
Class R	84,600
Class T	212,687
Class W	189,568
Transfer agent fees
Class A	1,701,834
Class B	12,264
Class C	250,136
Class K	28
Class R	31,813
Class R4	126,865
Class R5	60,609
Class T	140,524
Class W	142,339
Class Z	1,795,538
Administration fees	1,237,710
Plan administration fees
Class K	142
Compensation of board members	58,311
Custodian fees	17,508
Printing and postage fees	143,397
Registration fees	155,531
Professional fees	78,182
Chief compliance officer expenses	1,230
Other	46,028
Total expenses	25,713,981
Net investment income	15,976,814
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	163,583,878
Foreign currency translations	(8,932)
Net realized gain	163,574,946
Net change in unrealized appreciation (depreciation) on:
Investments	169,254,743
Net change in unrealized appreciation	169,254,743
Net realized and unrealized gain	332,829,689
Net increase in net assets resulting from operations	$348,806,503

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income	$15,976,814	$32,493,864
Net realized gain	163,574,946	363,405,181
Net change in unrealized appreciation	169,254,743	463,596,188
Net increase in net assets resulting from operations	348,806,503	859,495,233
Distributions to shareholders
Net investment income
Class A	(8,507,176)	(5,842,007)
Class I	(4,798,155)	(3,983,330)
Class K	(674)	(903)
Class R	(78,264)	(50,750)
Class R4	(816,168)	(446,866)
Class R5	(1,922,616)	(838,869)
Class T	(642,020)	(668,500)
Class W	(758,782)	(988,184)
Class Y	(173,175)	(2,201)
Class Z	(13,614,524)	(10,086,011)
Net realized gains
Class A	(115,352,574)	(61,235,547)
Class B	(893,272)	(956,604)
Class C	(18,521,704)	(8,411,180)
Class I	(34,264,726)	(23,837,970)
Class K	(7,110)	(7,717)
Class R	(2,167,951)	(944,794)
Class R4	(7,325,441)	(3,259,693)
Class R5	(14,509,724)	(5,283,994)
Class T	(9,478,836)	(7,678,933)
Class W	(10,286,956)	(10,180,158)
Class Y	(1,236,681)	(13,169)
Class Z	(120,565,017)	(73,572,489)
Total distributions to shareholders	(365,921,546)	(218,289,869)
Increase in net assets from capital stock activity	1,056,538,656	900,230,117
Total increase in net assets	1,039,423,613	1,541,435,481
Net assets at beginning of period	4,841,587,631	3,300,152,150
Net assets at end of period	$5,881,011,244	$4,841,587,631
Undistributed net investment income	$8,268,415	$23,603,155

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	21,142,963	463,001,884	36,058,634	747,458,899
Distributions reinvested	5,695,296	119,202,546	3,249,504	64,047,715
Redemptions	(8,296,685)	(182,174,160)	(12,795,905)	(266,997,147)
Net increase	18,541,574	400,030,270	26,512,233	544,509,467
Class B shares
Subscriptions	41,988	840,091	91,766	1,745,506
Distributions reinvested	45,319	869,677	51,496	938,770
Redemptions(a)	(147,153)	(2,911,924)	(386,227)	(7,355,296)
Net decrease	(59,846)	(1,202,156)	(242,965)	(4,671,020)
Class C shares
Subscriptions	5,530,125	111,109,950	5,234,942	100,323,251
Distributions reinvested	776,999	14,941,695	365,486	6,673,770
Redemptions	(826,589)	(16,543,073)	(1,317,481)	(25,125,999)
Net increase	5,480,535	109,508,572	4,282,947	81,871,022
Class I shares
Subscriptions	5,872,377	131,363,982	4,294,379	87,531,205
Distributions reinvested	1,858,358	39,062,676	1,406,501	27,820,597
Redemptions	(4,153,476)	(93,581,762)	(5,948,198)	(124,792,601)
Net increase (decrease)	3,577,259	76,844,896	(247,318)	(9,440,799)
Class K shares
Distributions reinvested	360	7,576	380	7,523
Redemptions	—	—	(2,838)	(59,644)
Net increase (decrease)	360	7,576	(2,458)	(52,121)
Class R shares
Subscriptions	592,603	12,989,795	993,295	20,515,169
Distributions reinvested	69,759	1,462,150	35,568	702,110
Redemptions	(246,717)	(5,402,753)	(358,743)	(7,405,308)
Net increase	415,645	9,049,192	670,120	13,811,971
Class R4 shares
Subscriptions	5,075,889	110,178,691	2,995,138	62,699,057
Distributions reinvested	379,661	8,105,769	184,580	3,706,357
Redemptions	(544,451)	(12,070,636)	(927,958)	(19,717,655)
Net increase	4,911,099	106,213,824	2,251,760	46,687,759

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	4,496,671	100,230,785	6,678,168	140,752,475
Distributions reinvested	761,574	16,244,381	298,379	5,982,494
Redemptions	(1,660,893)	(36,699,140)	(1,320,470)	(27,713,522)
Net increase	3,597,352	79,776,026	5,656,077	119,021,447
Class T shares
Subscriptions	127,073	2,651,577	133,142	2,628,259
Distributions reinvested	338,170	7,017,032	294,510	5,757,673
Redemptions	(228,296)	(4,963,083)	(533,838)	(11,044,582)
Net increase (decrease)	236,947	4,705,526	(106,186)	(2,658,650)
Class W shares
Subscriptions	2,256,722	50,040,142	2,652,118	53,805,477
Distributions reinvested	527,738	11,045,553	566,621	11,168,097
Redemptions	(2,914,531)	(62,395,849)	(10,951,818)	(227,845,735)
Net decrease	(130,071)	(1,310,154)	(7,733,079)	(162,872,161)
Class Y shares
Subscriptions	967,570	22,244,514	116,035	2,460,284
Distributions reinvested	14,348	306,053	756	15,161
Redemptions	(22,263)	(490,167)	(10,756)	(225,098)
Net increase	959,655	22,060,400	106,035	2,250,347
Class Z shares
Subscriptions	16,691,432	365,331,264	29,720,665	618,238,458
Distributions reinvested	3,893,061	81,910,017	2,505,393	49,606,774
Redemptions	(8,927,539)	(196,386,597)	(19,203,531)	(396,072,377)
Net increase	11,656,954	250,854,684	13,022,527	271,772,855
Total net increase	49,187,463	1,056,538,656	44,169,693	900,230,117

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$22.37		$19.15		$15.68		$12.63		$12.61		$11.76		$11.89
Income from investment operations:
Net investment income	0.05		0.14		0.13		0.11		0.08		0.04		0.08
Net realized and unrealized gain (loss)	1.27		4.32		3.48		3.32		(0.03)		0.87		(0.14)
Total from investment operations	1.32		4.46		3.61		3.43		0.05		0.91		(0.06)
Less distributions to shareholders:
Net investment income	(0.10)		(0.11)		(0.12)		(0.07)		(0.03)		(0.06)		(0.07)
Net realized gains	(1.42)		(1.13)		(0.02)		(0.31)		—		—		—
Total distributions to shareholders	(1.52)		(1.24)		(0.14)		(0.38)		(0.03)		(0.06)		(0.07)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$22.17		$22.37		$19.15		$15.68		$12.63		$12.61		$11.76
Total return	6.31%		24.15%		23.23%		27.59%		0.39%		7.75%		(0.28%)
Ratios to average net assets(c)
Total gross expenses	1.10	%(d)	1.11%		1.15%		1.19	%(d)	1.19	%(e)	1.25%		1.28	%(e)
Total net expenses(f)	1.10	%(d)	1.11	%(g)	1.14	%(g)	1.16	%(d)(g)	1.16	%(e)(g)	1.19	%(g)	1.17	%(e)(g)
Net investment income	0.49	%(d)	0.69%		0.73%		0.82	%(d)	0.56%		0.32%		0.77%
Supplemental data
Net assets, end of period (in thousands)	$2,055,918		$1,659,841		$913,212		$588,182		$427,039		$111,182		$27,742
Portfolio turnover	32%		65%		47%		62%		78%		94%		131%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.58		$17.74		$14.53		$11.74		$11.78		$11.02		$11.14
Income from investment operations:
Net investment income (loss)	(0.03)		(0.01)		(0.00	)(b)	0.01		(0.03)		(0.05)		0.01
Net realized and unrealized gain (loss)	1.17		3.98		3.24		3.09		(0.01)		0.81		(0.13)
Total from investment operations	1.14		3.97		3.24		3.10		(0.04)		0.76		(0.12)
Less distributions to shareholders:
Net investment income	—		—		(0.01)		—		—		—		—
Net realized gains	(1.42)		(1.13)		(0.02)		(0.31)		—		—		—
Total distributions to shareholders	(1.42)		(1.13)		(0.03)		(0.31)		—		—		—
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$20.30		$20.58		$17.74		$14.53		$11.74		$11.78		$11.02
Total return	5.92%		23.20%		22.32%		26.72%		(0.34%)		6.90%		(1.08%)
Ratios to average net assets(c)
Total gross expenses	1.85	%(d)	1.86%		1.90%		1.94	%(d)	1.92	%(e)	2.00%		2.03	%(e)
Total net expenses(f)	1.85	%(d)	1.86	%(g)	1.89	%(g)	1.91	%(d)(g)	1.90	%(e)(g)	1.94	%(g)	1.92	%(e)(g)
Net investment income (loss)	(0.28	%)(d)	(0.08%)		(0.02%)		0.05	%(d)	(0.19%)		(0.46%)		0.12%
Supplemental data
Net assets, end of period (in thousands)	$12,615		$14,023		$16,396		$17,292		$21,560		$3,991		$3,428
Portfolio turnover	32%		65%		47%		62%		78%		94%		131%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.62		$17.77		$14.55		$11.76		$11.80		$11.03		$11.15
Income from investment operations:
Net investment income (loss)	(0.02)		(0.01)		(0.00	)(b)	0.01		(0.03)		(0.05)		0.01
Net realized and unrealized gain (loss)	1.16		3.99		3.25		3.09		(0.01)		0.82		(0.13)
Total from investment operations	1.14		3.98		3.25		3.10		(0.04)		0.77		(0.12)
Less distributions to shareholders:
Net investment income	—		—		(0.01)		—		—		—		—
Net realized gains	(1.42)		(1.13)		(0.02)		(0.31)		—		—		—
Total distributions to shareholders	(1.42)		(1.13)		(0.03)		(0.31)		—		—		—
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$20.34		$20.62		$17.77		$14.55		$11.76		$11.80		$11.03
Total return	5.91%		23.22%		22.36%		26.68%		(0.34%)		6.98%		(1.08%)
Ratios to average net assets(c)
Total gross expenses	1.85	%(d)	1.86%		1.90%		1.94	%(d)	1.95	%(e)	2.00%		2.03	%(e)
Total net expenses(f)	1.85	%(d)	1.86	%(g)	1.89	%(g)	1.91	%(d)(g)	1.92	%(e)(g)	1.94	%(g)	1.92	%(e)(g)
Net investment income (loss)	(0.25	%)(d)	(0.06%)		(0.02%)		0.07	%(d)	(0.22%)		(0.44%)		0.03%
Supplemental data
Net assets, end of period (in thousands)	$331,248		$222,834		$115,940		$58,257		$36,559		$18,368		$7,094
Portfolio turnover	32%		65%		47%		62%		78%		94%		131%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,				Year Ended September 30,
Class I	(Unaudited)		2014	2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$22.53		$19.27	$15.78	$12.71		$12.69		$12.70
Income from investment operations:
Net investment income	0.10		0.23	0.21	0.17		0.14		0.01
Net realized and unrealized gain (loss)	1.27		4.35	3.49	3.34		(0.03)		(0.02)
Total from investment operations	1.37		4.58	3.70	3.51		0.11		(0.01)
Less distributions to shareholders:
Net investment income	(0.19)		(0.19)	(0.19)	(0.13)		(0.09)		—
Net realized gains	(1.42)		(1.13)	(0.02)	(0.31)		—		—
Total distributions to shareholders	(1.61)		(1.32)	(0.21)	(0.44)		(0.09)		—
Net asset value, end of period	$22.29		$22.53	$19.27	$15.78		$12.71		$12.69
Total return	6.53%		24.71%	23.73%	28.12%		0.81%		(0.08%)
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.68%	0.70%	0.75	%(d)	0.76	%(e)	0.85	%(d)
Total net expenses(f)	0.66	%(d)	0.68%	0.70%	0.75	%(d)	0.76	%(e)(g)	0.85	%(d)(g)
Net investment income	0.93	%(d)	1.12%	1.17%	1.24	%(d)	0.99%		4.99	%(d)
Supplemental data
Net assets, end of period (in thousands)	$564,916		$490,451	$424,376	$385,802		$280,304		$2
Portfolio turnover	32%		65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,				Year Ended September 30,
Class K	(Unaudited)		2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$22.50		$19.26	$15.77	$12.70		$14.93
Income from investment operations:
Net investment income	0.07		0.17	0.15	0.13		0.06
Net realized and unrealized gain (loss)	1.27		4.33	3.51	3.34		(2.29)
Total from investment operations	1.34		4.50	3.66	3.47		(2.23)
Less distributions to shareholders:
Net investment income	(0.13)		(0.13)	(0.15)	(0.09)		—
Net realized gains	(1.42)		(1.13)	(0.02)	(0.31)		—
Total distributions to shareholders	(1.55)		(1.26)	(0.17)	(0.40)		—
Net asset value, end of period	$22.29		$22.50	$19.26	$15.77		$12.70
Total return	6.37%		24.27%	23.40%	27.74%		(14.94%)
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.97%	1.00%	1.05	%(d)	1.05	%(d)(e)
Total net expenses(f)	0.96	%(d)	0.97%	1.00%	1.05	%(d)	1.05	%(d)(e)(g)
Net investment income	0.62	%(d)	0.81%	0.87%	0.93	%(d)	0.72	%(d)
Supplemental data
Net assets, end of period (in thousands)	$120		$113	$144	$117		$100
Portfolio turnover	32%		65%	47%	62%		78%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$22.37		$19.15		$15.68		$12.63		$12.61		$12.62
Income from investment operations:
Net investment income	0.03		0.09		0.08		0.08		0.05		0.00	(c)
Net realized and unrealized gain (loss)	1.26		4.32		3.49		3.32		(0.03)		(0.01)
Total from investment operations	1.29		4.41		3.57		3.40		0.02		(0.01)
Less distributions to shareholders:
Net investment income	(0.05)		(0.06)		(0.08)		(0.04)		—		—
Net realized gains	(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.47)		(1.19)		(0.10)		(0.35)		—		—
Net asset value, end of period	$22.19		$22.37		$19.15		$15.68		$12.63		$12.61
Total return	6.14%		23.86%		22.93%		27.34%		0.16%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.35	%(e)	1.36%		1.39%		1.42	%(e)	1.44	%(f)	1.44	%(e)
Total net expenses(g)	1.35	%(e)	1.36	%(h)	1.39	%(h)	1.41	%(e)(h)	1.39	%(f)(h)	1.44	%(e)(h)
Net investment income	0.24	%(e)	0.44%		0.46%		0.59	%(e)	0.32%		4.34	%(e)
Supplemental data
Net assets, end of period (in thousands)	$39,279		$30,291		$13,102		$4,489		$6		$2
Portfolio turnover	32%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$22.83		$19.52		$15.84
Income from investment operations:
Net investment income	0.09		0.20		0.16
Net realized and unrealized gain	1.28		4.40		3.70
Total from investment operations	1.37		4.60		3.86
Less distributions to shareholders:
Net investment income	(0.15)		(0.16)		(0.16)
Net realized gains	(1.42)		(1.13)		(0.02)
Total distributions to shareholders	(1.57)		(1.29)		(0.18)
Net asset value, end of period	$22.63		$22.83		$19.52
Total return	6.43%		24.44%		24.61%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.86%		0.89	%(c)
Total net expenses(d)	0.86	%(c)	0.86	%(e)	0.89	%(c)(e)
Net investment income	0.79	%(c)	0.94%		1.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$215,686		$105,458		$46,212
Portfolio turnover	32%		65%		47%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$22.83		$19.52	$15.84
Income from investment operations:
Net investment income	0.10		0.23	0.15
Net realized and unrealized gain	1.28		4.39	3.73
Total from investment operations	1.38		4.62	3.88
Less distributions to shareholders:
Net investment income	(0.18)		(0.18)	(0.18)
Net realized gains	(1.42)		(1.13)	(0.02)
Total distributions to shareholders	(1.60)		(1.31)	(0.20)
Net asset value, end of period	$22.61		$22.83	$19.52
Total return	6.48%		24.60%	24.75%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.73%	0.75	%(c)
Total net expenses(d)	0.71	%(c)	0.73%	0.75	%(c)
Net investment income	0.89	%(c)	1.08%	1.01	%(c)
Supplemental data
Net assets, end of period (in thousands)	$288,864		$209,498	$68,709
Portfolio turnover	32%		65%	47%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class T	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$22.19		$19.01		$15.56		$12.54		$12.51		$11.67		$11.80
Income from investment operations:
Net investment income	0.05		0.13		0.12		0.10		0.06		0.03		0.08
Net realized and unrealized gain (loss)	1.25		4.28		3.47		3.29		—		0.86		(0.14)
Total from investment operations	1.30		4.41		3.59		3.39		0.06		0.89		(0.06)
Less distributions to shareholders:
Net investment income	(0.09)		(0.10)		(0.12)		(0.06)		(0.03)		(0.05)		(0.07)
Net realized gains	(1.42)		(1.13)		(0.02)		(0.31)		—		—		—
Total distributions to shareholders	(1.51)		(1.23)		(0.14)		(0.37)		(0.03)		(0.05)		(0.07)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$21.98		$22.19		$19.01		$15.56		$12.54		$12.51		$11.67
Total return	6.27%		24.06%		23.22%		27.49%		0.43%		7.68%		(0.35%)
Ratios to average net assets(c)
Total gross expenses	1.13	%(d)	1.16%		1.20%		1.24	%(d)	1.26	%(e)	1.30%		1.33	%(e)
Total net expenses(f)	1.13	%(d)	1.16	%(g)	1.19	%(g)	1.21	%(d)(g)	1.21	%(e)(g)	1.24	%(g)	1.22	%(e)(g)
Net investment income	0.45	%(d)	0.63%		0.68%		0.77	%(d)	0.44%		0.24%		0.81%
Supplemental data
Net assets, end of period (in thousands)	$155,212		$151,430		$131,732		$117,457		$100,805		$112,862		$117,161
Portfolio turnover	32%		65%		47%		62%		78%		94%		131%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$22.38		$19.16		$15.69		$12.64		$12.61		$12.62
Income from investment operations:
Net investment income	0.05		0.14		0.13		0.11		0.08		0.00	(c)
Net realized and unrealized gain (loss)	1.26		4.32		3.48		3.32		(0.02)		(0.01)
Total from investment operations	1.31		4.46		3.61		3.43		0.06		(0.01)
Less distributions to shareholders:
Net investment income	(0.10)		(0.11)		(0.12)		(0.07)		(0.03)		—
Net realized gains	(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.52)		(1.24)		(0.14)		(0.38)		(0.03)		—
Net asset value, end of period	$22.17		$22.38		$19.16		$15.69		$12.64		$12.61
Total return	6.26%		24.15%		23.21%		27.57%		0.47%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.10	%(e)	1.10%		1.14%		1.19	%(e)	1.20	%(f)	1.19	%(e)
Total net expenses(g)	1.10	%(e)	1.10	%(h)	1.14	%(h)	1.16	%(e)(h)	1.16	%(f)(h)	1.19	%(e)(h)
Net investment income	0.45	%(e)	0.67%		0.73%		0.83	%(e)	0.54%		4.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$120,006		$124,021		$254,377		$106,075		$74,302		$2
Portfolio turnover	32%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$22.84		$19.52	$15.84
Income from investment operations:
Net investment income	0.11		0.24	0.24
Net realized and unrealized gain	1.28		4.40	3.64
Total from investment operations	1.39		4.64	3.88
Less distributions to shareholders:
Net investment income	(0.19)		(0.19)	(0.18)
Net realized gains	(1.42)		(1.13)	(0.02)
Total distributions to shareholders	(1.61)		(1.32)	(0.20)
Net asset value, end of period	$22.62		$22.84	$19.52
Total return	6.53%		24.71%	24.79%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.68%	0.72	%(c)
Total net expenses(d)	0.66	%(c)	0.68%	0.72	%(c)
Net investment income	0.98	%(c)	1.12%	1.60	%(c)
Supplemental data
Net assets, end of period (in thousands)	$24,196		$2,514	$79
Portfolio turnover	32%		65%	47%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$22.52		$19.27		$15.78		$12.71		$12.68		$11.83		$11.97
Income from investment operations:
Net investment income	0.08		0.19		0.17		0.15		0.11		0.07		0.11
Net realized and unrealized gain (loss)	1.28		4.35		3.50		3.34		(0.01)		0.86		(0.15)
Total from investment operations	1.36		4.54		3.67		3.49		0.10		0.93		(0.04)
Less distributions to shareholders:
Net investment income	(0.16)		(0.16)		(0.16)		(0.11)		(0.07)		(0.08)		(0.10)
Net realized gains	(1.42)		(1.13)		(0.02)		(0.31)		—		—		—
Total distributions to shareholders	(1.58)		(1.29)		(0.18)		(0.42)		(0.07)		(0.08)		(0.10)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$22.30		$22.52		$19.27		$15.78		$12.71		$12.68		$11.83
Total return	6.44%		24.45%		23.50%		27.91%		0.72%		7.93%		(0.01%)
Ratios to average net assets(c)
Total gross expenses	0.85	%(d)	0.86%		0.90%		0.94	%(d)	0.96	%(e)	1.00%		1.03	%(e)
Total net expenses(f)	0.85	%(d)	0.86	%(g)	0.89	%(g)	0.91	%(d)(g)	0.91	%(e)(g)	0.94	%(g)	0.92	%(e)(g)
Net investment income	0.74	%(d)	0.93%		0.98%		1.08	%(d)	0.76%		0.54%		1.09%
Supplemental data
Net assets, end of period (in thousands)	$2,072,950		$1,831,114		$1,315,874		$819,630		$494,107		$344,081		$247,974
Portfolio turnover	32%		65%		47%		62%		78%		94%		131%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.
Semiannual Report 2015
27

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and

Semiannual Report 2015
28

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund

Semiannual Report 2015
29

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months

Semiannual Report 2015
30

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

ended February 28, 2015 was 0.59% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class T	0.19
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned

Semiannual Report 2015
31

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Effective January 1, 2015, these fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. Prior to January 1, 2015, these fees were limited to 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2015 was 0.28% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,064,825 for Class A, $604 for Class B, $16,418 for Class C and $5,618 for Class T shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.18%	1.18%
Class B	1.93	1.93
Class C	1.93	1.93
Class I	0.79	0.80
Class K	1.09	1.10
Class R	1.43	1.43
Class R4	0.93	0.93
Class R5	0.84	0.85
Class T	1.18	1.23
Class W	1.18	1.18
Class Y	0.79	0.80
Class Z	0.93	0.93

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges

Semiannual Report 2015
32

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affilates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $4,479,708,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,381,358,000
Unrealized depreciation	(16,903,000)
Net unrealized appreciation	$1,364,455,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,296,595,991 and $1,627,723,262, respectively, for the six months ended February 28, 2015.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, one unaffiliated shareholder of record owned 15.7% of the outstanding shares of the

Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 36.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

Semiannual Report 2015
33

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
34

COLUMBIA CONTRARIAN CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR133_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA SMALL CAP CORE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

CT-MK (03/15) 5383/1125800

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SMALL CAP CORE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	28
Important Information About This Report	35

Semiannual Report 2015

COLUMBIA SMALL CAP CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Core Fund (the Fund) Class A shares returned -0.57% excluding sales charges for the six-month period that ended February 28, 2015.

■  During the same six-month period, the Fund underperformed both the Russell 2000 Index, which returned 5.70%, and the S&P SmallCap 600 Index, which returned 6.37%.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		-0.57	-0.77	13.60	7.56
Including sales charges		-6.27	-6.49	12.26	6.93
Class B	11/01/98
Excluding sales charges		-0.90	-1.43	12.77	6.76
Including sales charges		-5.37	-5.88	12.52	6.76
Class C	11/18/02
Excluding sales charges		-0.90	-1.43	12.77	6.76
Including sales charges		-1.79	-2.32	12.77	6.76
Class I*	09/27/10	-0.28	-0.23	14.09	7.93
Class R4*	11/08/12	-0.41	-0.46	13.88	7.83
Class R5*	11/08/12	-0.35	-0.30	13.98	7.88
Class T	02/12/93
Excluding sales charges		-0.59	-0.75	13.55	7.51
Including sales charges		-6.32	-6.45	12.22	6.87
Class W*	09/27/10	-0.56	-0.71	13.60	7.57
Class Y*	11/08/12	-0.33	-0.23	13.99	7.89
Class Z	12/14/92	-0.41	-0.46	13.88	7.83
Russell 2000 Index		5.70	5.63	15.97	8.31
S&P SmallCap 600 Index		6.37	7.75	17.63	9.22

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA SMALL CAP CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Richard D'Auteuil

Jeffrey Hershey, CFA

Paul Szczygiel, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 28, 2015)
Providence Service Corp. (The)	2.2
Belden, Inc.	1.7
OFG Bancorp	1.6
John Wiley & Sons, Inc., Class A	1.5
Sensient Technologies Corp.	1.5
Helen of Troy Ltd.	1.3
Plantronics, Inc.	1.3
DST Systems, Inc.	1.2
Air Methods Corp.	1.2
Plexus Corp.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Common Stocks	99.5
Consumer Discretionary	13.8
Consumer Staples	0.9
Energy	4.4
Financials	19.8
Health Care	12.9
Industrials	18.5
Information Technology	20.3
Materials	5.6
Telecommunication Services	1.0
Utilities	2.3
Money Market Funds	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA SMALL CAP CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.30	1,018.10	6.81	6.89	1.37
Class B	1,000.00	1,000.00	991.00	1,014.36	10.52	10.65	2.12
Class C	1,000.00	1,000.00	991.00	1,014.36	10.52	10.65	2.12
Class I	1,000.00	1,000.00	997.20	1,020.54	4.38	4.43	0.88
Class R4	1,000.00	1,000.00	995.90	1,019.35	5.57	5.64	1.12
Class R5	1,000.00	1,000.00	996.50	1,020.29	4.63	4.68	0.93
Class T	1,000.00	1,000.00	994.10	1,017.95	6.96	7.04	1.40
Class W	1,000.00	1,000.00	994.40	1,018.45	6.46	6.54	1.30
Class Y	1,000.00	1,000.00	996.70	1,020.54	4.38	4.43	0.88
Class Z	1,000.00	1,000.00	995.90	1,019.35	5.57	5.64	1.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA SMALL CAP CORE FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.8%
Auto Components 1.1%
Dorman Products, Inc.(a)	123,954	5,467,611
Fox Factory Holding Corp.(a)	345,621	5,149,753
Total		10,617,364
Diversified Consumer Services 0.8%
Steiner Leisure Ltd.(a)	162,698	7,503,632
Hotels, Restaurants & Leisure 2.0%
Cheesecake Factory, Inc. (The)	80,466	3,823,744
Denny's Corp.(a)	332,193	3,823,542
Diversified Restaurant Holdings, Inc.(a)	802,536	3,852,173
Morgans Hotel Group Co.(a)	986,278	7,653,517
Total		19,152,976
Household Durables 3.6%
Century Communities, Inc.(a)	264,700	4,910,185
Helen of Troy Ltd.(a)	161,297	12,358,576
Installed Building Products, Inc.(a)	367,482	6,408,886
Jarden Corp.(a)	206,266	10,946,537
Total		34,624,184
Leisure Products 1.1%
Arctic Cat, Inc.	135,576	4,943,101
Callaway Golf Co.	640,017	5,753,753
Total		10,696,854
Media 2.1%
Carmike Cinemas, Inc.(a)	182,712	5,709,750
John Wiley & Sons, Inc., Class A	228,749	14,790,910
Total		20,500,660
Multiline Retail 0.4%
Tuesday Morning Corp.(a)	195,583	3,712,165
Specialty Retail 2.7%
Buckle, Inc. (The)	132,097	6,644,479
Destination Maternity Corp.	80,923	1,325,519
Express, Inc.(a)	254,405	3,515,877
Hibbett Sports, Inc.(a)	83,400	4,079,094
Penske Automotive Group, Inc.	218,604	10,783,735
Total		26,348,704
Total Consumer Discretionary		133,156,539

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	48,130	4,223,407
Personal Products 0.5%
Elizabeth Arden, Inc.(a)	278,549	4,665,696
Total Consumer Staples		8,889,103
ENERGY 4.4%
Energy Equipment & Services 2.5%
Glori Energy, Inc.(a)	597,799	1,823,287
Gulfmark Offshore, Inc., Class A	177,823	2,923,410
Helix Energy Solutions Group, Inc.(a)	179,147	2,766,030
Newpark Resources, Inc.(a)	312,160	2,956,155
Oceaneering International, Inc.	47,352	2,582,104
Tetra Technologies, Inc.(a)	1,327,103	7,922,805
Unit Corp.(a)	101,731	3,106,865
Total		24,080,656
Oil, Gas & Consumable Fuels 1.9%
BPZ Resources, Inc.(a)	694,834	166,135
Carrizo Oil & Gas, Inc.(a)	103,827	4,941,127
Diamondback Energy, Inc.(a)	94,880	6,756,405
Matador Resources Co.(a)	268,504	5,815,796
Resolute Energy Corp.(a)	498,084	527,969
Total		18,207,432
Total Energy		42,288,088
FINANCIALS 19.7%
Banks 9.1%
Bryn Mawr Bank Corp.	290,886	8,709,127
Financial Institutions, Inc.	461,048	10,382,801
Independent Bank Corp.	404,478	5,157,094
National Bank Holdings Corp., Class A	278,518	5,191,576
OFG Bancorp	886,291	15,465,778
PacWest Bancorp	169,910	7,787,825
Simmons First National Corp., Class A	113,386	4,643,157
South State Corp.	111,021	7,497,248
Southwest Bancorp, Inc.	573,096	9,547,779
Trico Bancshares	228,379	5,458,258

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA SMALL CAP CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Union Bankshares Corp.	279,696	6,116,951
Veritex Holdings, Inc.(a)	166,369	2,347,467
Total		88,305,061
Capital Markets 1.8%
INTL FCStone, Inc.(a)	220,944	6,016,305
Investment Technology Group, Inc.(a)	129,476	2,915,800
MVC Capital, Inc.	413,118	4,118,786
Waddell & Reed Financial, Inc., Class A	90,965	4,499,129
Total		17,550,020
Consumer Finance 0.3%
Cash America International, Inc.	133,269	2,875,945
Insurance 3.2%
AMERISAFE, Inc.	81,993	3,405,989
Arthur J Gallagher & Co.	92,636	4,352,966
CNO Financial Group, Inc.	492,889	8,014,375
Enstar Group Ltd.(a)	43,081	5,992,567
Horace Mann Educators Corp.	182,171	5,871,372
State Auto Financial Corp.	152,157	3,604,599
Total		31,241,868
Real Estate Investment Trusts (REITs) 4.6%
Acadia Realty Trust	167,114	5,708,614
American Campus Communities, Inc.	155,566	6,420,209
First Potomac Realty Trust	446,044	5,330,226
Physicians Realty Trust	441,655	7,265,225
STAG Industrial, Inc.	419,798	10,473,960
Summit Hotel Properties, Inc.	662,961	8,704,678
Total		43,902,912
Thrifts & Mortgage Finance 0.7%
Berkshire Hills Bancorp, Inc.	105,330	2,810,204
Dime Community Bancshares, Inc.	268,525	4,178,249
Total		6,988,453
Total Financials		190,864,259
HEALTH CARE 12.8%
Biotechnology 1.1%
Repligen Corp.(a)	420,669	10,815,400
Health Care Equipment & Supplies 5.7%
Analogic Corp.	119,342	10,342,178
Atrion Corp.	32,476	10,554,700
Haemonetics Corp.(a)	68,557	3,048,044

Common Stocks (continued)

Issuer	Shares	Value ($)
Hill-Rom Holdings, Inc.	124,787	5,979,793
Invacare Corp.	324,697	6,159,502
Staar Surgical Co.(a)	1,191,399	8,172,997
Thoratec Corp.(a)	148,224	6,035,681
West Pharmaceutical Services, Inc.	83,891	4,590,516
Total		54,883,411
Health Care Providers & Services 3.9%
Air Methods Corp.(a)	209,273	11,089,376
Magellan Health, Inc.(a)	99,253	6,359,140
Providence Service Corp. (The)(a)	453,215	20,847,890
Total		38,296,406
Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A(a)	50,003	6,359,381
Bio-Techne Corp.	59,626	5,815,324
Bruker Corp.(a)	191,892	3,651,705
Total		15,826,410
Pharmaceuticals 0.5%
Supernus Pharmaceuticals, Inc.(a)	503,061	4,522,519
Total Health Care		124,344,146
INDUSTRIALS 18.4%
Aerospace & Defense 1.4%
AAR Corp.	173,010	5,086,494
American Science & Engineering, Inc.	91,780	4,799,176
Teledyne Technologies, Inc.(a)	34,659	3,494,667
Total		13,380,337
Air Freight & Logistics 1.1%
Atlas Air Worldwide Holdings, Inc.(a)	142,736	6,473,078
HUB Group, Inc., Class A(a)	111,955	4,519,623
Total		10,992,701
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	153,066	4,758,822
ACCO Brands Corp.(a)	247,555	1,883,894
McGrath Rentcorp	261,274	8,358,155
Unifirst Corp.	78,323	9,307,122
Total		24,307,993
Construction & Engineering 3.1%
Argan, Inc.	137,038	4,444,142
EMCOR Group, Inc.	152,169	6,700,001
Great Lakes Dredge & Dock Corp.(a)	538,410	3,284,301

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA SMALL CAP CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MasTec, Inc.(a)	353,746	7,807,174
Primoris Services Corp.	301,411	6,224,137
Sterling Construction Co., Inc.(a)	525,427	1,450,179
Total		29,909,934
Electrical Equipment 1.8%
EnerSys	79,264	5,175,939
Global Power Equipment Group, Inc.	245,928	3,270,842
LSI Industries, Inc.	1,148,681	9,040,120
Total		17,486,901
Machinery 5.1%
Alamo Group, Inc.	142,961	7,169,494
Albany International Corp., Class A	152,739	5,759,788
ESCO Technologies, Inc.	89,005	3,430,253
Key Technology, Inc.(a)	307,997	3,942,361
Miller Industries, Inc.	226,498	5,019,196
PMFG, Inc.(a)	917,015	4,218,269
Terex Corp.	196,193	5,377,650
TriMas Corp.(a)	184,895	5,539,454
Wabash National Corp.(a)	600,423	8,796,197
Total		49,252,662
Marine 0.3%
Rand Logistics, Inc.(a)(b)	1,006,432	3,341,354
Professional Services 0.7%
Kforce, Inc.	290,579	6,857,665
Road & Rail 0.4%
Marten Transport Ltd.	177,189	4,109,013
Trading Companies & Distributors 2.0%
Kaman Corp.	232,326	9,641,529
MRC Global, Inc.(a)	260,772	3,356,136
Rush Enterprises, Inc., Class A(a)	210,894	5,890,269
Total		18,887,934
Total Industrials		178,526,494
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 3.9%
ADTRAN, Inc.	342,436	7,372,647
InterDigital, Inc.	142,928	7,556,603
Mitel Networks Corp.(a)	662,261	6,728,572
Plantronics, Inc.	239,962	12,103,683

Common Stocks (continued)

Issuer	Shares	Value ($)
Sonus Networks, Inc.(a)	252,299	4,304,221
Total		38,065,726
Electronic Equipment, Instruments & Components 8.0%
Anixter International, Inc.(a)	80,203	6,327,215
Belden, Inc.	182,570	16,208,565
Benchmark Electronics, Inc.(a)	311,683	7,312,083
Cognex Corp.(a)	110,202	4,924,927
CTS Corp.	243,170	4,245,748
FARO Technologies, Inc.(a)	22,618	1,356,402
GSI Group, Inc.(a)	369,542	4,859,477
Littelfuse, Inc.	63,537	6,374,032
Newport Corp.(a)	363,727	7,259,991
Plexus Corp.(a)	273,037	10,989,739
Rogers Corp.(a)	90,228	7,063,048
Total		76,921,227
Internet Software & Services 0.7%
TechTarget, Inc.(a)	566,738	6,880,199
IT Services 3.8%
Acxiom Corp.(a)	246,312	4,926,240
Computer Task Group, Inc.	495,211	3,778,460
CoreLogic, Inc.(a)	287,755	9,593,752
DST Systems, Inc.	110,605	11,756,205
PRGX Global, Inc.(a)(b)	1,337,048	6,698,611
Total		36,753,268
Semiconductors & Semiconductor Equipment 0.6%
Xcerra Corp.(a)	605,293	5,496,060
Software 2.5%
American Software, Inc., Class A	438,334	4,225,540
Kofax Ltd.(a)	820,428	5,595,319
Mentor Graphics Corp.	148,499	3,483,786
Netscout Systems, Inc.(a)	141,790	5,716,973
Progress Software Corp.(a)	191,070	5,223,854
Total		24,245,472
Technology Hardware, Storage & Peripherals 0.8%
Avid Technology, Inc.(a)	316,310	4,959,741
Intevac, Inc.(a)	435,486	2,987,434
Total		7,947,175
Total Information Technology		196,309,127

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA SMALL CAP CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 5.6%
Chemicals 4.2%
H.B. Fuller Co.	180,900	8,086,230
Innophos Holdings, Inc.	57,827	3,245,830
Omnova Solutions, Inc.(a)	989,765	7,888,427
Rayonier Advanced Materials, Inc.	163,887	3,041,743
Sensient Technologies Corp.	227,368	14,462,878
Stepan Co.	91,006	3,738,526
Total		40,463,634
Containers & Packaging 0.7%
Greif, Inc., Class A	153,308	6,745,552
Metals & Mining 0.3%
Universal Stainless & Alloy Products, Inc.(a)	114,271	2,584,810
Paper & Forest Products 0.4%
PH Glatfelter Co.	169,865	4,161,693
Total Materials		53,955,689
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
General Communication, Inc., Class A(a)	683,746	9,483,557
Total Telecommunication Services		9,483,557

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 2.3%
Electric Utilities 0.5%
Allete, Inc.	93,016	5,100,997
Gas Utilities 1.8%
Laclede Group, Inc. (The)	98,394	5,092,874
New Jersey Resources Corp.	97,359	6,092,726
South Jersey Industries, Inc.	106,759	6,051,100
Total		17,236,700
Total Utilities		22,337,697
Total Common Stocks (Cost: $675,868,449)		960,154,699

Money Market Funds 0.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	4,850,926	4,850,926
Total Money Market Funds (Cost: $4,850,926)		4,850,926
Total Investments (Cost: $680,719,375)		965,005,625
Other Assets & Liabilities, Net		2,473,027
Net Assets		967,478,652

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,075,821	176,076,030	(183,300,925)	—	4,850,926	6,569	4,850,926
PRGX Global, Inc.*	8,426,444	—	(274,892)	(66,546)	8,085,006	—	6,698,611
Rand Logistics, Inc.*	4,870,856	792,087	—	—	5,662,943	—	3,341,354
Total	25,373,121	176,868,117	(183,575,817)	(66,546)	18,598,875	6,569	14,890,891

*Issuer was not an affiliate for the entire period ended February 28, 2015.

(c)  The rate shown is the seven-day current annualized yield at February 28, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA SMALL CAP CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA SMALL CAP CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	133,156,539	—	—	133,156,539
Consumer Staples	8,889,103	—	—	8,889,103
Energy	42,288,088	—	—	42,288,088
Financials	190,864,259	—	—	190,864,259
Health Care	124,344,146	—	—	124,344,146
Industrials	178,526,494	—	—	178,526,494
Information Technology	196,309,127	—	—	196,309,127
Materials	53,955,689	—	—	53,955,689
Telecommunication Services	9,483,557	—	—	9,483,557
Utilities	22,337,697	—	—	22,337,697
Total Equity Securities	960,154,699	—	—	960,154,699
Mutual Funds
Money Market Funds	4,850,926	—	—	4,850,926
Total Mutual Funds	4,850,926	—	—	4,850,926
Total	965,005,625	—	—	965,005,625

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA SMALL CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $662,120,500)	$950,114,734
Affiliated issuers (identified cost $18,598,875)	14,890,891
Total investments (identified cost $680,719,375)	965,005,625
Cash	85
Receivable for:
Investments sold	5,608,827
Capital shares sold	567,617
Dividends	553,937
Prepaid expenses	5,275
Trustees' deferred compensation plan	88,957
Other assets	30,083
Total assets	971,860,406
Liabilities
Payable for:
Investments purchased	2,059,958
Capital shares purchased	1,904,224
Investment management fees	20,412
Distribution and/or service fees	3,754
Transfer agent fees	224,054
Administration fees	2,061
Compensation of board members	2,368
Chief compliance officer expenses	115
Other expenses	75,851
Trustees' deferred compensation plan	88,957
Total liabilities	4,381,754
Net assets applicable to outstanding capital stock	$967,478,652
Represented by
Paid-in capital	$661,016,432
Excess of distributions over net investment income	(1,424,663)
Accumulated net realized gain	23,600,633
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	287,994,234
Investments — affiliated issuers	(3,707,984)
Total — representing net assets applicable to outstanding capital stock	$967,478,652

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA SMALL CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$360,028,233
Shares outstanding	20,176,525
Net asset value per share	$17.84
Maximum offering price per share(a)	$18.93
Class B
Net assets	$469,541
Shares outstanding	31,500
Net asset value per share	$14.91
Class C
Net assets	$27,653,981
Shares outstanding	1,852,561
Net asset value per share	$14.93
Class I
Net assets	$62,300,936
Shares outstanding	3,328,929
Net asset value per share	$18.72
Class R4
Net assets	$7,034,421
Shares outstanding	374,395
Net asset value per share	$18.79
Class R5
Net assets	$28,204,150
Shares outstanding	1,498,098
Net asset value per share	$18.83
Class T
Net assets	$73,764,839
Shares outstanding	4,231,981
Net asset value per share	$17.43
Maximum offering price per share(a)	$18.49
Class W
Net assets	$413,129
Shares outstanding	23,158
Net asset value per share	$17.84
Class Y
Net assets	$14,353,462
Shares outstanding	758,966
Net asset value per share	$18.91
Class Z
Net assets	$393,255,960
Shares outstanding	21,132,902
Net asset value per share	$18.61

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA SMALL CAP CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,477,781
Dividends — affiliated issuers	6,569
Foreign taxes withheld	(17,823)
Total income	6,466,527
Expenses:
Investment management fees	4,000,448
Distribution and/or service fees
Class A	481,848
Class B	2,559
Class C	143,279
Class T	105,453
Class W	30,403
Transfer agent fees
Class A	455,687
Class B	605
Class C	33,866
Class R4	8,972
Class R5	6,879
Class T	87,636
Class W	27,638
Class Z	497,671
Administration fees	403,763
Compensation of board members	22,601
Custodian fees	8,348
Printing and postage fees	69,412
Registration fees	64,864
Professional fees	29,129
Chief compliance officer expenses	294
Other	13,852
Total expenses	6,495,207
Net investment loss	(28,680)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	46,180,587
Investments — affiliated issuers	(66,546)
Net realized gain	46,114,041
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(50,705,617)
Investments — affiliated issuers	(3,916,884)
Net change in unrealized depreciation	(54,622,501)
Net realized and unrealized loss	(8,508,460)
Net decrease in net assets from operations	$(8,537,140)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA SMALL CAP CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment loss	$(28,680)	$(2,385,412)
Net realized gain	46,114,041	92,902,087
Net change in unrealized appreciation (depreciation)	(54,622,501)	72,252,013
Net increase (decrease) in net assets resulting from operations	(8,537,140)	162,768,688
Distributions to shareholders
Net investment income
Class A	(321,649)	(221,305)
Class I	(143,812)	(197,543)
Class R4	(12,379)	(9,113)
Class R5	(60,601)	(57,948)
Class T	(49,306)	(20,127)
Class W	(404)	(35,121)
Class Y	(44,683)	(40,631)
Class Z	(677,669)	(941,189)
Net realized gains
Class A	(32,612,168)	(33,788,373)
Class B	(47,871)	(79,847)
Class C	(2,818,598)	(3,037,420)
Class I	(4,823,973)	(4,838,311)
Class R4	(617,780)	(384,653)
Class R5	(2,214,144)	(1,585,680)
Class T	(6,294,308)	(6,765,254)
Class W	(39,342)	(5,362,159)
Class Y	(1,519,612)	(995,148)
Class Z	(33,818,753)	(38,568,079)
Total distributions to shareholders	(86,117,052)	(96,927,901)
Decrease in net assets from capital stock activity	(114,686,777)	(24,329,915)
Total increase (decrease) in net assets	(209,340,969)	41,510,872
Net assets at beginning of period	1,176,819,621	1,135,308,749
Net assets at end of period	$967,478,652	$1,176,819,621
Excess of distributions over net investment income	$(1,424,663)	$(85,480)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA SMALL CAP CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,229,822	40,248,573	7,129,870	139,314,547
Distributions reinvested	1,663,833	29,050,518	1,546,124	29,113,513
Redemptions	(5,116,223)	(92,434,579)	(8,776,045)	(172,100,037)
Net decrease	(1,222,568)	(23,135,488)	(100,051)	(3,671,977)
Class B shares
Subscriptions	2,054	30,872	3,797	63,676
Distributions reinvested	2,943	42,992	4,245	68,426
Redemptions(a)	(8,832)	(135,140)	(27,155)	(453,519)
Net decrease	(3,835)	(61,276)	(19,113)	(321,417)
Class C shares
Subscriptions	129,830	1,961,551	300,945	5,067,006
Distributions reinvested	155,737	2,278,432	152,375	2,459,331
Redemptions	(293,335)	(4,419,838)	(435,774)	(7,288,707)
Net increase (decrease)	(7,768)	(179,855)	17,546	237,630
Class I shares
Subscriptions	23,697	452,322	53,854	1,090,050
Distributions reinvested	271,601	4,967,583	257,046	5,035,530
Redemptions	(33,276)	(635,321)	(308,575)	(6,405,604)
Net increase	262,022	4,784,584	2,325	(280,024)
Class R4 shares
Subscriptions	197,038	3,698,562	364,439	7,407,898
Distributions reinvested	30,985	569,195	17,256	339,943
Redemptions	(200,902)	(3,711,055)	(81,013)	(1,663,227)
Net increase	27,121	556,702	300,682	6,084,614
Class R5 shares
Subscriptions	200,916	3,985,747	589,511	11,960,034
Distributions reinvested	123,627	2,274,745	83,419	1,643,352
Redemptions	(175,919)	(3,371,747)	(185,276)	(3,802,886)
Net increase	148,624	2,888,745	487,654	9,800,500
Class T shares
Subscriptions	100,571	1,719,723	113,545	2,109,189
Distributions reinvested	258,803	4,412,598	255,823	4,717,374
Redemptions	(244,123)	(4,310,741)	(426,622)	(8,141,229)
Net increase (decrease)	115,251	1,821,580	(57,254)	(1,314,666)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA SMALL CAP CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	72,729	1,351,975	1,487,653	29,711,270
Distributions reinvested	2,266	39,543	286,615	5,396,959
Redemptions	(3,578,998)	(69,201,263)	(1,497,159)	(29,336,726)
Net increase (decrease)	(3,504,003)	(67,809,745)	277,109	5,771,503
Class Y shares
Subscriptions	433,760	8,231,010	195,604	4,015,043
Distributions reinvested	84,637	1,564,098	52,351	1,035,503
Redemptions	(467,243)	(8,857,506)	(121,063)	(2,491,321)
Net increase	51,154	937,602	126,892	2,559,225
Class Z shares
Subscriptions	1,322,425	24,997,963	3,384,207	68,347,321
Distributions reinvested	956,789	17,403,988	996,637	19,464,326
Redemptions	(4,083,423)	(76,891,577)	(6,479,611)	(131,006,950)
Net decrease	(1,804,209)	(34,489,626)	(2,098,767)	(43,195,303)
Total net decrease	(5,938,211)	(114,686,777)	(1,062,977)	(24,329,915)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.57		$18.57		$15.05		$12.98		$13.33		$11.58		$14.14
Income from investment operations:
Net investment loss	(0.01)		(0.06)		(0.01)		(0.04)		(0.07)		(0.05)		(0.02)
Net realized and unrealized gain (loss)	(0.14)		2.73		4.08		2.68		(0.28)		1.80		(1.39)
Total from investment operations	(0.15)		2.67		4.07		2.64		(0.35)		1.75		(1.41)
Less distributions to shareholders:
Net investment income	(0.01)		(0.01)		(0.06)		—		—		—		—
Net realized gains	(1.57)		(1.66)		(0.49)		(0.57)		—		—		(1.15)
Total distributions to shareholders	(1.58)		(1.67)		(0.55)		(0.57)		—		—		(1.15)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$17.84		$19.57		$18.57		$15.05		$12.98		$13.33		$11.58
Total return	(0.57%)		14.73%		27.93%		20.46%		(2.63%)		15.11%		(7.41%)
Ratios to average net assets(c)
Total gross expenses	1.37	%(d)	1.35	%(e)	1.37	%(e)	1.37	%(d)	1.32%		1.30%		1.33%
Total net expenses(f)	1.37	%(d)	1.35	%(e)(g)	1.36	%(e)(g)	1.36	%(d)(g)	1.29	%(g)	1.30	%(g)	1.33	%(g)
Net investment loss	(0.13	%)(d)	(0.32%)		(0.07%)		(0.28	%)(d)	(0.48%)		(0.38%)		(0.28%)
Supplemental data
Net assets, end of period (in thousands)	$360,028		$418,814		$399,232		$228,303		$162,502		$121,456		$81,474
Portfolio turnover	6%		19%		34%		26%		33%		26%		11%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$16.66		$16.13		$13.19		$11.50		$11.90		$10.42		$12.97
Income from investment operations:
Net investment loss	(0.07)		(0.18)		(0.09)		(0.12)		(0.17)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	(0.11)		2.37		3.52		2.38		(0.23)		1.60		(1.31)
Total from investment operations	(0.18)		2.19		3.43		2.26		(0.40)		1.48		(1.40)
Less distributions to shareholders:
Net realized gains	(1.57)		(1.66)		(0.49)		(0.57)		—		—		(1.15)
Total distributions to shareholders	(1.57)		(1.66)		(0.49)		(0.57)		—		—		(1.15)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$14.91		$16.66		$16.13		$13.19		$11.50		$11.90		$10.42
Total return	(0.90%)		13.92%		26.90%		19.77%		(3.36%)		14.20%		(8.08%)
Ratios to average net assets(c)
Total gross expenses	2.12	%(d)	2.10	%(e)	2.11	%(e)	2.20	%(d)	2.08%		2.05%		2.08%
Total net expenses(f)	2.12	%(d)	2.10	%(e)(g)	2.11	%(e)(g)	2.11	%(d)(g)	2.04	%(g)	2.05	%(g)	2.08	%(g)
Net investment loss	(0.88	%)(d)	(1.05%)		(0.61%)		(1.00	%)(d)	(1.26%)		(1.11%)		(1.03%)
Supplemental data
Net assets, end of period (in thousands)	$470		$589		$878		$1,497		$9,244		$15,478		$17,317
Portfolio turnover	6%		19%		34%		26%		33%		26%		11%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$16.68		$16.15		$13.20		$11.52		$11.92		$10.43		$12.99
Income from investment operations:
Net investment loss	(0.07)		(0.18)		(0.10)		(0.12)		(0.17)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	(0.11)		2.37		3.54		2.37		(0.23)		1.61		(1.32)
Total from investment operations	(0.18)		2.19		3.44		2.25		(0.40)		1.49		(1.41)
Less distributions to shareholders:
Net realized gains	(1.57)		(1.66)		(0.49)		(0.57)		—		—		(1.15)
Total distributions to shareholders	(1.57)		(1.66)		(0.49)		(0.57)		—		—		(1.15)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$14.93		$16.68		$16.15		$13.20		$11.52		$11.92		$10.43
Total return	(0.90%)		13.90%		26.95%		19.65%		(3.36%)		14.29%		(8.15%)
Ratios to average net assets(c)
Total gross expenses	2.12	%(d)	2.10	%(e)	2.11	%(e)	2.12	%(d)	2.07%		2.05%		2.08%
Total net expenses(f)	2.12	%(d)	2.10	%(e)(g)	2.11	%(e)(g)	2.11	%(d)(g)	2.04	%(g)	2.05	%(g)	2.08	%(g)
Net investment loss	(0.88	%)(d)	(1.06%)		(0.71%)		(1.03	%)(d)	(1.23%)		(1.12%)		(1.03%)
Supplemental data
Net assets, end of period (in thousands)	$27,654		$31,035		$29,769		$26,077		$22,535		$19,635		$18,461
Portfolio turnover	6%		19%		34%		26%		33%		26%		11%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class I	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$20.43		$19.28		$15.61		$13.38		$13.69		$13.37
Income from investment operations:
Net investment income (loss)	0.03		0.03		0.09		0.03		(0.01)		0.00	(c)
Net realized and unrealized gain (loss)	(0.12)		2.85		4.21		2.77		(0.30)		0.32
Total from investment operations	(0.09)		2.88		4.30		2.80		(0.31)		0.32
Less distributions to shareholders:
Net investment income	(0.05)		(0.07)		(0.14)		—		—		—
Net realized gains	(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(1.62)		(1.73)		(0.63)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—
Net asset value, end of period	$18.72		$20.43		$19.28		$15.61		$13.38		$13.69
Total return	(0.28%)		15.31%		28.49%		21.06%		(2.26%)		2.39%
Ratios to average net assets(d)
Total gross expenses	0.88	%(e)	0.87	%(f)	0.88	%(f)	0.91	%(e)	0.88%		0.90	%(e)
Total net expenses(g)	0.88	%(e)	0.87	%(f)	0.88	%(f)	0.91	%(e)	0.88	%(h)	0.90	%(e)(h)
Net investment income (loss)	0.36	%(e)	0.17%		0.52%		0.19	%(e)	(0.04%)		2.13	%(e)
Supplemental data
Net assets, end of period (in thousands)	$62,301		$62,663		$59,098		$55,276		$3,765		$3
Portfolio turnover	6%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$20.51		$19.37		$15.57
Income from investment operations:
Net investment income (loss)	0.01		(0.02)		(0.05)
Net realized and unrealized gain (loss)	(0.13)		2.86		4.45
Total from investment operations	(0.12)		2.84		4.40
Less distributions to shareholders:
Net investment income	(0.03)		(0.04)		(0.11)
Net realized gains	(1.57)		(1.66)		(0.49)
Total distributions to shareholders	(1.60)		(1.70)		(0.60)
Net asset value, end of period	$18.79		$20.51		$19.37
Total return	(0.41%)		15.02%		29.18%
Ratios to average net assets(b)
Total gross expenses	1.12	%(c)	1.10	%(d)	1.12	%(c)(d)
Total net expenses(e)	1.12	%(c)	1.10	%(d)(f)	1.12	%(c)(d)(f)
Net investment income (loss)	0.13	%(c)	(0.09%)		(0.31	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$7,034		$7,124		$903
Portfolio turnover	6%		19%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$20.55		$19.38		$15.57
Income from investment operations:
Net investment income (loss)	0.03		0.02		(0.05)
Net realized and unrealized gain (loss)	(0.14)		2.87		4.47
Total from investment operations	(0.11)		2.89		4.42
Less distributions to shareholders:
Net investment income	(0.04)		(0.06)		(0.12)
Net realized gains	(1.57)		(1.66)		(0.49)
Total distributions to shareholders	(1.61)		(1.72)		(0.61)
Net asset value, end of period	$18.83		$20.55		$19.38
Total return	(0.35%)		15.30%		29.36%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.90	%(d)	0.94	%(c)(d)
Total net expenses(e)	0.93	%(c)	0.90	%(d)	0.94	%(c)(d)
Net investment income (loss)	0.31	%(c)	0.11%		(0.32	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$28,204		$27,726		$16,704
Portfolio turnover	6%		19%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class T	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.16		$18.21		$14.77		$12.75		$13.10		$11.39		$13.94
Income from investment operations:
Net investment income (loss)	(0.01)		(0.07)		(0.00	)(b)	(0.04)		(0.08)		(0.05)		(0.03)
Net realized and unrealized gain (loss)	(0.14)		2.68		3.99		2.63		(0.27)		1.76		(1.37)
Total from investment operations	(0.15)		2.61		3.99		2.59		(0.35)		1.71		(1.40)
Less distributions to shareholders:
Net investment income	(0.01)		(0.00	)(b)	(0.06)		—		—		—		—
Net realized gains	(1.57)		(1.66)		(0.49)		(0.57)		—		—		(1.15)
Total distributions to shareholders	(1.58)		(1.66)		(0.55)		(0.57)		—		—		(1.15)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$17.43		$19.16		$18.21		$14.77		$12.75		$13.10		$11.39
Total return	(0.59%)		14.71%		27.86%		20.44%		(2.67%)		15.01%		(7.45%)
Ratios to average net assets(c)
Total gross expenses	1.40	%(d)	1.40	%(e)	1.41	%(e)	1.42	%(d)	1.38%		1.35%		1.38%
Total net expenses(f)	1.40	%(d)	1.40	%(e)(g)	1.41	%(e)(g)	1.41	%(d)(g)	1.35	%(g)	1.35	%(g)	1.38	%(g)
Net investment income	(0.16	%)(d)	(0.36%)		(0.01%)		(0.33	%)(d)	(0.56%)		(0.42%)		(0.34%)
Supplemental data
Net assets, end of period (in thousands)	$73,765		$78,860		$76,011		$68,074		$63,595		$73,960		$74,722
Portfolio turnover	6%		19%		34%		26%		33%		26%		11%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.57		$18.57		$15.05		$12.98		$13.32		$13.01
Income from investment operations:
Net investment income (loss)	(0.03)		(0.06)		0.01		(0.04)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	(0.12)		2.73		4.06		2.68		(0.27)		0.31
Total from investment operations	(0.15)		2.67		4.07		2.64		(0.34)		0.31
Less distributions to shareholders:
Net investment income	(0.01)		(0.01)		(0.06)		—		—		—
Net realized gains	(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(1.58)		(1.67)		(0.55)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—
Net asset value, end of period	$17.84		$19.57		$18.57		$15.05		$12.98		$13.32
Total return	(0.56%)		14.73%		27.93%		20.46%		(2.55%)		2.38%
Ratios to average net assets(d)
Total gross expenses	1.30	%(e)	1.35	%(f)	1.36	%(f)	1.38	%(e)	1.32%		1.34	%(e)
Total net expenses(g)	1.30	%(e)	1.35	%(f)(h)	1.36	%(f)(h)	1.36	%(e)(h)	1.29	%(h)	1.34	%(e)(h)
Net investment income (loss)	(0.27	%)(e)	(0.32%)		0.05%		(0.27	%)(e)	(0.47%)		1.69	%(e)
Supplemental data
Net assets, end of period (in thousands)	$413		$69,033		$60,353		$60,112		$41,634		$3
Portfolio turnover	6%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$20.63		$19.45		$15.63
Income from investment operations:
Net investment income	0.04		0.03		0.02
Net realized and unrealized gain (loss)	(0.15)		2.88		4.42
Total from investment operations	(0.11)		2.91		4.44
Less distributions to shareholders:
Net investment income	(0.04)		(0.07)		(0.13)
Net realized gains	(1.57)		(1.66)		(0.49)
Total distributions to shareholders	(1.61)		(1.73)		(0.62)
Net asset value, end of period	$18.91		$20.63		$19.45
Total return	(0.33%)		15.33%		29.37%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.87	%(d)	0.88	%(c)(d)
Total net expenses(e)	0.88	%(c)	0.87	%(d)	0.88	%(c)(d)
Net investment income	0.37	%(c)	0.16%		0.07	%(c)
Supplemental data
Net assets, end of period (in thousands)	$14,353		$14,600		$11,301
Portfolio turnover	6%		19%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA SMALL CAP CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.33		$19.21		$15.56		$13.36		$13.69		$11.87		$14.42
Income from investment operations:
Net investment income (loss)	0.01		(0.01)		0.05		(0.00	)(b)	(0.04)		(0.02)		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.13)		2.83		4.19		2.77		(0.29)		1.84		(1.40)
Total from investment operations	(0.12)		2.82		4.24		2.77		(0.33)		1.82		(1.40)
Less distributions to shareholders:
Net investment income	(0.03)		(0.04)		(0.10)		—		—		—		—
Net realized gains	(1.57)		(1.66)		(0.49)		(0.57)		—		—		(1.15)
Total distributions to shareholders	(1.60)		(1.70)		(0.59)		(0.57)		—		—		(1.15)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$18.61		$20.33		$19.21		$15.56		$13.36		$13.69		$11.87
Total return	(0.41%)		15.04%		28.17%		20.86%		(2.41%)		15.33%		(7.18%)
Ratios to average net assets(c)
Total gross expenses	1.12	%(d)	1.10	%(e)	1.11	%(e)	1.12	%(d)	1.07%		1.05%		1.08%
Total net expenses(f)	1.12	%(d)	1.10	%(e)(g)	1.11	%(e)(g)	1.11	%(d)(g)	1.05	%(g)	1.05	%(g)	1.08	%(g)
Net investment income (loss)	0.12	%(d)	(0.06%)		0.30%		(0.03	%)(d)	(0.26%)		(0.12%)		(0.04%)
Supplemental data
Net assets, end of period (in thousands)	$393,256		$466,376		$481,061		$442,000		$369,903		$411,684		$353,117
Portfolio turnover	6%		19%		34%		26%		33%		26%		11%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Small Cap Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Semiannual Report 2015
28

COLUMBIA SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2015
29

COLUMBIA SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.76% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Semiannual Report 2015
30

COLUMBIA SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class R4	0.24
Class R5	0.05
Class T	0.24
Class W	0.23
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents.

Semiannual Report 2015
31

COLUMBIA SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Effective January 1, 2015, these fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. Prior to January 1, 2015, these fees were limited to 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2015 was 0.28% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $22,934 for Class A, $44 for Class B, $3,103 for Class C and $4,717 for Class T shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.38%	1.40%
Class B	2.13	2.15
Class C	2.13	2.15
Class I	0.94	0.98
Class R4	1.13	1.15
Class R5	0.99	1.03
Class T	1.38	1.45
Class W	1.38	1.40
Class Y	0.94	0.98
Class Z	1.13	1.15

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $680,719,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$340,119,000
Unrealized depreciation	(55,832,000)
Net unrealized appreciation	$284,287,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $64,321,528 and $267,983,249, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Semiannual Report 2015
32

COLUMBIA SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, one unaffiliated shareholder of record owned 26.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration

Semiannual Report 2015
33

COLUMBIA SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
34

COLUMBIA SMALL CAP CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia Small Cap Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR225_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

CT-MK (03/15) 5383/1125800

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	28
Important Information About This Report	39

Semiannual Report 2015

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Energy and Natural Resources Fund (the Fund) Class A shares returned -18.07% excluding sales charges for the six-month period that ended February 28, 2015.

■  During the same six-month period, the Fund underperformed its Blended Index, which returned -14.27%, but outperformed the S&P North American Natural Resources Sector Index, which returned -20.59%.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		-18.07	-10.51	2.21	5.07
Including sales charges		-22.77	-15.67	1.01	4.45
Class B*	03/07/11
Excluding sales charges		-18.36	-11.18	1.41	4.16
Including sales charges		-22.12	-15.27	1.04	4.16
Class C*	09/28/07
Excluding sales charges		-18.37	-11.22	1.45	4.31
Including sales charges		-19.12	-12.04	1.45	4.31
Class I*	09/27/10	-17.84	-10.09	2.69	5.44
Class K*	03/07/11	-17.97	-10.37	2.35	5.14
Class R*	09/27/10	-18.14	-10.73	1.96	4.76
Class R4*	11/08/12	-17.96	-10.30	2.47	5.33
Class R5*	11/08/12	-17.91	-10.17	2.54	5.36
Class Z	12/31/92	-17.97	-10.33	2.46	5.32
Blended Index		-14.27	-7.18	4.54	5.34
S&P North American Natural Resources Sector Index		-20.59	-9.58	5.10	6.28

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/?appended-performance for more information.

The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the MSCI World Energy Sector Index (Net) and a 40% weighting in the MSCI World Materials Sector Index (Net). The MSCI World Energy Sector Index (Net) is a free float-adjusted market capitalization weighted index that represents the energy segment in global developed market equity performance. The MSCI World Materials Sector Index (Net) is a free float-adjusted market capitalization weighted index that represents the materials segment in global developed-market equity performance.

The S&P North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Energy Sector Index (Net) and the MSCI World Materials Sector Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Josh Kapp, CFA

Jonathan Mogil, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 28, 2015)
Exxon Mobil Corp. (United States)	9.9
Royal Dutch Shell PLC, Class A (United Kingdom)	6.5
BP PLC (United Kingdom)	4.5
Rio Tinto PLC (United Kingdom)	4.1
Monsanto Co. (United States)	3.4
Schlumberger Ltd. (Curacao)	3.0
EI du Pont de Nemours & Co. (United States)	2.9
Chevron Corp. (United States)	2.7
Kinder Morgan, Inc. (United States)	2.6
BASF SE (Germany)	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2015)
Australia	2.2
Canada	8.0
Curacao	2.9
France	3.3
Germany	2.2
Ireland	0.4
Netherlands	0.9
Switzerland	0.6
United Kingdom	18.1
United States(a)	61.4
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2015
4

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 28, 2015)
Chemicals	22.8
Construction & Materials	1.6
Containers & Packaging	0.8
Energy Equipment & Services	5.6
Metals & Mining	12.4
Oil, Gas & Consumable Fuels	51.5
Paper & Forest Products	1.0
Money Market Funds	4.1
Total	99.8

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
5

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	819.30	1,018.35	5.99	6.64	1.32
Class B	1,000.00	1,000.00	816.40	1,014.61	9.37	10.40	2.07
Class C	1,000.00	1,000.00	816.30	1,014.61	9.37	10.40	2.07
Class I	1,000.00	1,000.00	821.60	1,020.74	3.81	4.23	0.84
Class K	1,000.00	1,000.00	820.30	1,019.30	5.13	5.69	1.13
Class R	1,000.00	1,000.00	818.60	1,017.10	7.12	7.90	1.57
Class R4	1,000.00	1,000.00	820.40	1,019.65	4.81	5.34	1.06
Class R5	1,000.00	1,000.00	820.90	1,020.49	4.04	4.48	0.89
Class Z	1,000.00	1,000.00	820.30	1,019.60	4.86	5.39	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
6

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.5%

Issuer	Shares	Value ($)
AUSTRALIA 2.2%
BHP Billiton Ltd., ADR	97,543	5,122,959
Tronox Ltd., Class A	70,188	1,518,868
Total		6,641,827
CANADA 8.0%
Agnico Eagle Mines Ltd.	68,390	2,198,739
Canadian Natural Resources Ltd.	56,799	1,655,691
Cenovus Energy, Inc.	117,261	2,023,294
EnCana Corp.	47,518	620,110
First Quantum Minerals Ltd.	150,274	1,905,322
Goldcorp, Inc.	128,399	2,822,210
Methanex Corp.	28,195	1,530,989
Silver Wheaton Corp.	55,036	1,188,227
Suncor Energy, Inc.	204,889	6,151,095
Suncor Energy, Inc.	61,021	1,836,732
Tourmaline Oil Corp.(a)	36,103	1,122,280
Yamana Gold, Inc.	214,882	917,546
Total		23,972,235
CURACAO 2.9%
Schlumberger Ltd.	102,928	8,662,421
FRANCE 3.3%
Air Liquide SA	18,561	2,453,018
Lafarge SA	28,621	2,124,760
Total SA	99,594	5,375,824
Total		9,953,602
GERMANY 2.2%
BASF SE	70,098	6,718,658
IRELAND 0.4%
Weatherford International PLC(a)	103,957	1,319,214
NETHERLANDS 0.9%
LyondellBasell Industries NV, Class A	30,106	2,586,406
SWITZERLAND 0.6%
Clariant AG, Registered Shares	97,760	1,769,904
UNITED KINGDOM 18.0%
Anglo American PLC	111,774	2,088,005
BG Group PLC	132,258	1,956,108
BP PLC	1,871,536	12,945,832

Common Stocks (continued)

Issuer	Shares	Value ($)
BP PLC, ADR	36,343	1,506,054
Cairn Energy PLC(a)	194,961	612,516
Croda International PLC	66,971	2,821,601
Randgold Resources Ltd.	21,362	1,708,350
Rio Tinto PLC	238,648	11,760,506
Rio Tinto PLC, ADR	145	7,153
Royal Dutch Shell PLC, Class A	576,606	18,854,301
Total		54,260,426
UNITED STATES 55.0%
Albemarle Corp.	61,452	3,476,340
Anadarko Petroleum Corp.	62,387	5,254,857
Antero Resources Corp.(a)	28,297	1,116,317
Atwood Oceanics, Inc.	34,678	1,075,365
Cabot Oil & Gas Corp.	30,102	872,958
Celanese Corp., Class A	44,054	2,515,924
Cheniere Energy, Inc.(a)	10,449	842,503
Chevron Corp.	72,810	7,767,371
Cimarex Energy Co.	5,872	644,041
Cobalt International Energy, Inc.(a)	133,095	1,362,893
ConocoPhillips(b)	41,169	2,684,219
Delek U.S. Holdings, Inc.	46,836	1,746,046
Devon Energy Corp.	43,937	2,706,080
Dow Chemical Co. (The)	115,002	5,662,698
Eastman Chemical Co.	56,096	4,176,908
EI du Pont de Nemours & Co.	106,243	8,271,018
EOG Resources, Inc.(b)	17,233	1,546,145
EQT Corp.	28,488	2,273,627
Exxon Mobil Corp.	321,637	28,477,740
FMC Technologies, Inc.(a)	30,582	1,221,139
Freeport-McMoRan, Inc.	159,059	3,440,446
Halliburton Co.	92,224	3,960,099
HollyFrontier Corp.	57,779	2,541,698
Independence Contract Drilling, Inc.(a)	95,049	542,730
International Paper Co.	51,530	2,906,807
Kinder Morgan, Inc.	181,277	7,434,170
Kosmos Energy Ltd.(a)	126,681	1,137,595
Marathon Petroleum Corp.	28,044	2,944,620
Martin Marietta Materials, Inc.	18,311	2,606,205
Monsanto Co.	82,132	9,891,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mosaic Co. (The)	82,601	4,399,329
Nucor Corp.	87,157	4,098,994
Occidental Petroleum Corp.	85,556	6,663,101
ONEOK, Inc.	29,100	1,287,966
PBF Energy, Inc., Class A	25,379	791,063
Phillips 66	21,162	1,660,370
PPG Industries, Inc.	21,782	5,127,047
Praxair, Inc.	45,560	5,827,124
Range Resources Corp.	11,868	587,941
SemGroup Corp., Class A	22,246	1,719,838
Sonoco Products Co.	52,498	2,458,481
Tesoro Corp.	18,394	1,689,305
Valero Energy Corp.	61,577	3,798,685
Williams Companies, Inc. (The)	88,759	4,352,741
Total		165,561,701
Total Common Stocks (Cost: $265,985,667)		281,446,394

Warrants 0.5%

UNITED STATES 0.5%
Kinder Morgan, Inc.(a)	351,586	1,357,122
Total Warrants (Cost: $1,791,083)		1,357,122

Limited Partnerships 1.7%

Issuer	Shares	Value ($)
UNITED STATES 1.7%
Enterprise Products Partners LP	51,159	1,705,641
PBF Logistics LP	62,983	1,539,304
Plains GP Holdings LP, Class A	68,814	1,970,833
Total		5,215,778
Total Limited Partnerships (Cost: $4,541,055)		5,215,778

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
ConocoPhillips	200	65.00	03/20/15	29,200
EOG Resources, Inc.	80	87.50	03/20/15	12,440
Total Options Purchased Puts (Cost: $39,451)				41,640

Money Market Funds 4.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	12,220,588	12,220,588
Total Money Market Funds (Cost: $12,220,588)		12,220,588
Total Investments (Cost: $284,577,844)		300,281,522
Other Assets & Liabilities, Net		630,673
Net Assets		300,912,195

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 28, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	03/31/2015	8,703,000	GBP	13,227,381	USD	—	(205,732)
Goldman, Sachs & Co.	03/31/2015	7,367,125	USD	9,511,000	AUD	50,924	—
Goldman, Sachs & Co.	03/31/2015	3,810,977	USD	4,794,000	CAD	22,285	—
Goldman, Sachs & Co.	03/31/2015	3,831,592	USD	3,532,000	CHF	—	(121,968)
Goldman, Sachs & Co.	03/31/2015	878,574	USD	5,747,000	DKK	—	(15,727)
Goldman, Sachs & Co.	03/31/2015	19,034,035	USD	16,754,000	EUR	—	(278,593)
Goldman, Sachs & Co.	03/31/2015	12,978,032	USD	1,519,673,000	JPY	—	(269,091)
Goldman, Sachs & Co.	03/31/2015	2,930,170	USD	22,269,000	NOK	—	(27,790)
Total						73,209	(918,901)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Open Options Contracts Written at February 28, 2015

At February 28, 2015, securities totaling $2,021,760 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
ConocoPhillips	Call	200	70.00	11,892	03/2015	3,800
EOG Resources, Inc.	Call	80	95.00	9,956	03/2015	4,640
Total						8,440

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, has been pledged as collateral in connection with options contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	660,004	51,182,727	(39,622,143)	12,220,588	2,512	12,220,588

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

NOK  Norwegian Krone

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	125,600,114	39,744,581	—	165,344,695
Materials	84,656,896	31,444,803	—	116,101,699
Warrants
Energy	1,357,122	—	—	1,357,122
Total Equity Securities	211,614,132	71,189,384	—	282,803,516
Other
Limited Partnerships	5,215,778	—	—	5,215,778
Options Purchased Puts	41,640	—	—	41,640
Total Other	5,257,418	—	—	5,257,418
Mutual Funds
Money Market Funds	12,220,588	—	—	12,220,588
Total Mutual Funds	12,220,588	—	—	12,220,588
Investments in Securities	229,092,138	71,189,384	—	300,281,522
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	73,209	—	73,209
Liabilities
Forward Foreign Currency Exchange Contracts	—	(918,901)	—	(918,901)
Options Contracts Written	8,440	—	—	8,440
Total	229,100,578	70,343,692	—	299,444,270

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $272,317,805)	$288,019,294
Affiliated issuers (identified cost $12,220,588)	12,220,588
Options purchased (identified cost $39,451)	41,640
Total investments (identified cost $284,577,844)	300,281,522
Cash	2,127
Unrealized appreciation on forward foreign currency exchange contracts	73,209
Receivable for:
Capital shares sold	687,266
Dividends	1,047,279
Reclaims	40,175
Prepaid expenses	1,713
Trustees' deferred compensation plan	39,809
Other assets	22,697
Total assets	302,195,797
Liabilities
Options contracts written, at value (premiums received $21,848)	8,440
Unrealized depreciation on forward foreign currency exchange contracts	918,901
Payable for:
Capital shares purchased	212,746
Investment management fees	5,682
Distribution and/or service fees	1,221
Transfer agent fees	47,125
Administration fees	494
Plan administration fees	1
Compensation of board members	2,472
Chief compliance officer expenses	39
Other expenses	46,672
Trustees' deferred compensation plan	39,809
Total liabilities	1,283,602
Net assets applicable to outstanding capital stock	$300,912,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Represented by
Paid-in capital	$289,611,857
Undistributed net investment income	1,839,872
Accumulated net realized loss	(5,398,330)
Unrealized appreciation (depreciation) on:
Investments	15,701,489
Foreign currency translations	(12,598)
Forward foreign currency exchange contracts	(845,692)
Options purchased	2,189
Options contracts written	13,408
Total — representing net assets applicable to outstanding capital stock	$300,912,195
Class A
Net assets	$103,784,854
Shares outstanding	5,488,454
Net asset value per share	$18.91
Maximum offering price per share(a)	$20.06
Class B
Net assets	$1,575,830
Shares outstanding	86,981
Net asset value per share	$18.12
Class C
Net assets	$15,913,751
Shares outstanding	878,128
Net asset value per share	$18.12
Class I
Net assets	$34,436,493
Shares outstanding	1,800,532
Net asset value per share	$19.13
Class K
Net assets	$7,839
Shares outstanding	412
Net asset value per share(b)	$19.04
Class R
Net assets	$2,447,654
Shares outstanding	129,813
Net asset value per share	$18.86
Class R4
Net assets	$9,218,244
Shares outstanding	475,740
Net asset value per share	$19.38

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class R5
Net assets	$5,054,973
Shares outstanding	260,369
Net asset value per share	$19.41
Class Z
Net assets	$128,472,557
Shares outstanding	6,742,283
Net asset value per share	$19.05

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,782,802
Dividends — affiliated issuers	2,512
Foreign taxes withheld	(179,630)
Total income	3,605,684
Expenses:
Investment management fees	1,078,455
Distribution and/or service fees
Class A	129,004
Class B	9,124
Class C	72,239
Class R	5,884
Transfer agent fees
Class A	117,687
Class B	2,078
Class C	16,508
Class K	10
Class R	2,680
Class R4	11,480
Class R5	1,100
Class Z	160,433
Administration fees	93,779
Plan administration fees
Class K	50
Compensation of board members	13,472
Custodian fees	9,411
Printing and postage fees	38,773
Registration fees	52,245
Professional fees	18,613
Chief compliance officer expenses	94
Other	6,147
Total expenses	1,839,266
Net investment income	1,766,418
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,108,033
Foreign currency translations	(34,835)
Forward foreign currency exchange contracts	(7,823,274)
Net realized gain	249,924
Net change in unrealized appreciation (depreciation) on:
Investments	(69,920,538)
Foreign currency translations	(2,978)
Forward foreign currency exchange contracts	(279,483)
Options purchased	2,189
Options contracts written	13,408
Net change in unrealized depreciation	(70,187,402)
Net realized and unrealized loss	(69,937,478)
Net decrease in net assets from operations	$(68,171,060)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income	$1,766,418	$4,816,629
Net realized gain	249,924	20,834,804
Net change in unrealized appreciation (depreciation)	(70,187,402)	46,712,914
Net increase (decrease) in net assets resulting from operations	(68,171,060)	72,364,347
Distributions to shareholders
Net investment income
Class A	—	(782,389)
Class I	—	(629,305)
Class K	—	(611)
Class R	—	(8,739)
Class R4	—	(112,916)
Class R5	—	(40,140)
Class Z	—	(1,549,882)
Net realized gains
Class A	(6,713,299)	(1,619,315)
Class B	(122,869)	(40,187)
Class C	(1,012,641)	(219,569)
Class I	(2,383,969)	(750,650)
Class K	(558)	(992)
Class R	(153,897)	(29,313)
Class R4	(640,129)	(172,825)
Class R5	(284,327)	(50,556)
Class Z	(9,288,249)	(2,319,659)
Total distributions to shareholders	(20,599,938)	(8,327,048)
Increase (decrease) in net assets from capital stock activity	2,752,529	(41,619,168)
Total increase (decrease) in net assets	(86,018,469)	22,418,131
Net assets at beginning of period	386,930,664	364,512,533
Net assets at end of period	$300,912,195	$386,930,664
Undistributed net investment income	$1,839,872	$73,454

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,005,499	19,197,212	1,665,611	38,827,931
Distributions reinvested	375,496	6,544,893	106,463	2,338,985
Redemptions	(1,125,121)	(23,619,340)	(1,803,353)	(42,576,672)
Net increase (decrease)	255,874	2,122,765	(31,279)	(1,409,756)
Class B shares
Subscriptions	4,037	72,921	8,466	193,632
Distributions reinvested	6,765	113,113	1,812	38,616
Redemptions(a)	(21,183)	(404,938)	(60,937)	(1,356,384)
Net decrease	(10,381)	(218,904)	(50,659)	(1,124,136)
Class C shares
Subscriptions	223,189	4,079,598	74,863	1,721,282
Distributions reinvested	55,511	928,699	9,269	197,611
Redemptions	(95,318)	(1,866,655)	(142,942)	(3,162,678)
Net increase (decrease)	183,382	3,141,642	(58,810)	(1,243,785)
Class I shares
Subscriptions	9,295	190,992	360,746	8,312,426
Distributions reinvested	135,365	2,383,782	62,508	1,379,541
Redemptions	(67)	(1,257)	(866,986)	(19,726,204)
Net increase (decrease)	144,593	2,573,517	(443,732)	(10,034,237)
Class K shares
Distributions reinvested	23	396	69	1,514
Redemptions	(2,767)	(57,126)	(159)	(3,930)
Net decrease	(2,744)	(56,730)	(90)	(2,416)
Class R shares
Subscriptions	43,354	861,645	76,964	1,815,492
Distributions reinvested	8,850	153,897	1,729	37,999
Redemptions	(47,948)	(1,014,951)	(32,238)	(762,045)
Net increase	4,256	591	46,455	1,091,446
Class R4 shares
Subscriptions	96,016	1,948,957	628,818	14,718,409
Distributions reinvested	35,853	639,975	12,754	285,679
Redemptions	(161,657)	(3,358,237)	(209,252)	(4,897,763)
Net increase (decrease)	(29,788)	(769,305)	432,320	10,106,325

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	83,174	1,680,301	144,671	3,216,269
Distributions reinvested	15,893	284,174	4,046	90,628
Redemptions	(17,959)	(366,219)	(18,581)	(440,369)
Net increase	81,108	1,598,256	130,136	2,866,528
Class Z shares
Subscriptions	723,398	14,004,430	461,853	10,787,460
Distributions reinvested	507,374	8,904,420	167,347	3,691,681
Redemptions	(1,444,359)	(28,548,153)	(2,465,234)	(56,348,278)
Net decrease	(213,587)	(5,639,303)	(1,836,034)	(41,869,137)
Total net increase (decrease)	412,713	2,752,529	(1,811,693)	(41,619,168)

(a) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$24.98		$21.07		$20.04		$20.89		$25.57		$20.11		$13.62
Income from investment operations:
Net investment income (loss)	0.10		0.26		0.24		0.06		0.05		(0.02)		(0.02)
Net realized and unrealized gain (loss)	(4.74)		4.10		0.87		(0.88)		(4.32)		5.49		6.52
Total from investment operations	(4.64)		4.36		1.11		(0.82)		(4.27)		5.47		6.50
Less distributions to shareholders:
Net investment income	—		(0.14)		(0.08)		(0.03)		(0.05)		(0.01)		(0.01)
Net realized gains	(1.43)		(0.31)		—		—		(0.36)		—		—
Total distributions to shareholders	(1.43)		(0.45)		(0.08)		(0.03)		(0.41)		(0.01)		(0.01)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$18.91		$24.98		$21.07		$20.04		$20.89		$25.57		$20.11
Total return	(18.07%)		21.00%		5.54%		(3.90%)		(16.64%)		27.20%		47.76%
Ratios to average net assets(c)
Total gross expenses	1.32	%(d)	1.30%		1.32	%(e)	1.34	%(d)	1.28	%(e)	1.26	%(e)	1.21	%(e)
Total net expenses(f)	1.32	%(d)	1.30	%(g)	1.32	%(e)(g)	1.34	%(d)(g)	1.28	%(e)(g)	1.26	%(e)(g)	1.21	%(e)(g)
Net investment income (loss)	1.00	%(d)	1.13%		1.17%		0.79	%(d)	0.21%		(0.08%)		(0.10%)
Supplemental data
Net assets, end of period (in thousands)	$103,785		$130,692		$110,896		$123,271		$145,298		$69,938		$50,812
Portfolio turnover	32%		34%		73%		14%		167%		551%		523%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$24.10		$20.35		$19.44		$20.29		$24.96		$24.77
Income from investment operations:
Net investment income (loss)	0.02		0.08		0.08		(0.00	)(c)	(0.11)		(0.03)
Net realized and unrealized gain (loss)	(4.57)		3.98		0.83		(0.85)		(4.20)		0.22
Total from investment operations	(4.55)		4.06		0.91		(0.85)		(4.31)		0.19
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(c)	—		—		—
Net realized gains	(1.43)		(0.31)		—		—		(0.36)		—
Total distributions to shareholders	(1.43)		(0.31)		(0.00	)(c)	—		(0.36)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—
Net asset value, end of period	$18.12		$24.10		$20.35		$19.44		$20.29		$24.96
Total return	(18.36%)		20.13%		4.70%		(4.19%)		(17.24%)		0.77%
Ratios to average net assets(d)
Total gross expenses	2.07	%(e)	2.05%		2.06	%(f)	2.09	%(e)	2.01	%(f)	2.20	%(e)(f)
Total net expenses(g)	2.07	%(e)	2.05	%(h)	2.06	%(f)(h)	2.09	%(e)(h)	2.01	%(f)(h)	2.20	%(e)(f)(h)
Net investment income (loss)	0.23	%(e)	0.35%		0.40%		(0.00	%)(c)(e)	(0.54%)		(2.14	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$1,576		$2,346		$3,013		$3,913		$5,837		$58
Portfolio turnover	32%		34%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$24.10		$20.36		$19.44		$20.30		$24.96		$19.78		$13.47
Income from investment operations:
Net investment income (loss)	0.03		0.08		0.08		0.00	(b)	(0.12)		(0.17)		(0.15)
Net realized and unrealized gain (loss)	(4.58)		3.97		0.84		(0.86)		(4.18)		5.35		6.46
Total from investment operations	(4.55)		4.05		0.92		(0.86)		(4.30)		5.18		6.31
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(b)	—		—		—		—
Net realized gains	(1.43)		(0.31)		—		—		(0.36)		—		—
Total distributions to shareholders	(1.43)		(0.31)		(0.00	)(b)	—		(0.36)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$18.12		$24.10		$20.36		$19.44		$20.30		$24.96		$19.78
Total return	(18.37%)		20.07%		4.75%		(4.24%)		(17.20%)		26.19%		46.84%
Ratios to average net assets(c)
Total gross expenses	2.07	%(d)	2.05%		2.06	%(e)	2.09	%(d)	2.02	%(e)	2.01	%(e)	1.96	%(e)
Total net expenses(f)	2.07	%(d)	2.05	%(g)	2.06	%(e)(g)	2.09	%(d)(g)	2.02	%(e)(g)	2.01	%(g)(e)	1.96	%(e)(g)
Net investment income (loss)	0.27	%(d)	0.38%		0.41%		0.04	%(d)	(0.55%)		(0.83%)		(0.84%)
Supplemental data
Net assets, end of period (in thousands)	$15,914		$16,745		$15,340		$18,661		$22,785		$25,494		$16,420
Portfolio turnover	32%		34%		73%		14%		167%		551%		523%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,					Year Ended March 31,
Class I	(Unaudited)		2014	2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$25.18		$21.24	$20.15		$21.02		$25.70		$18.82
Income from investment operations:
Net investment income	0.15		0.36	0.35		0.10		0.11		0.05
Net realized and unrealized gain (loss)	(4.77)		4.14	0.87		(0.89)		(4.30)		6.86
Total from investment operations	(4.62)		4.50	1.22		(0.79)		(4.19)		6.91
Less distributions to shareholders:
Net investment income	—		(0.25)	(0.13)		(0.08)		(0.13)		(0.03)
Net realized gains	(1.43)		(0.31)	—		—		(0.36)		—
Total distributions to shareholders	(1.43)		(0.56)	(0.13)		(0.08)		(0.49)		(0.03)
Proceeds from regulatory settlements	—		—	—		—		0.00	(c)	—
Net asset value, end of period	$19.13		$25.18	$21.24		$20.15		$21.02		$25.70
Total return	(17.84%)		21.57%	6.06%		(3.72%)		(16.23%)		36.74%
Ratios to average net assets(d)
Total gross expenses	0.84	%(e)	0.82%	0.83	%(f)	0.86	%(e)	0.80	%(f)	0.85	%(e)(f)
Total net expenses(g)	0.84	%(e)	0.82%	0.83	%(f)	0.86	%(e)	0.80	%(f)(h)	0.85	%(e)(f)(h)
Net investment income	1.47	%(e)	1.56%	1.70%		1.29	%(e)	0.49%		0.38	%(e)
Supplemental data
Net assets, end of period (in thousands)	$34,436		$41,700	$44,595		$28,803		$29,761		$115,953
Portfolio turnover	32%		34%	73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,					Year Ended March 31,
Class K	(Unaudited)		2014	2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$25.11		$21.18	$20.13		$20.99		$25.67		$25.48
Income from investment operations:
Net investment income (loss)	0.12		0.30	0.28		0.07		0.09		(0.01)
Net realized and unrealized gain (loss)	(4.76)		4.12	0.87		(0.88)		(4.33)		0.22
Total from investment operations	(4.64)		4.42	1.15		(0.81)		(4.24)		0.21
Less distributions to shareholders:
Net investment income	—		(0.18)	(0.10)		(0.05)		(0.08)		(0.02)
Net realized gains	(1.43)		(0.31)	—		—		(0.36)		—
Total distributions to shareholders	(1.43)		(0.49)	(0.10)		(0.05)		(0.44)		(0.02)
Proceeds from regulatory settlements	—		—	—		—		0.00	(c)	—
Net asset value, end of period	$19.04		$25.11	$21.18		$20.13		$20.99		$25.67
Total return	(17.97%)		21.21%	5.71%		(3.85%)		(16.45%)		0.82%
Ratios to average net assets(d)
Total gross expenses	1.13	%(e)	1.12%	1.13	%(f)	1.16	%(e)	1.11	%(f)	1.26	%(e)(f)
Total net expenses(g)	1.13	%(e)	1.12%	1.13	%(f)	1.16	%(e)	1.11	%(f)(h)	1.26	%(e)(f)(h)
Net investment income (loss)	1.05	%(e)	1.31%	1.35%		0.90	%(e)	0.43%		(0.57	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$8		$79	$69		$77		$109		$3
Portfolio turnover	32%		34%	73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$24.94		$21.03		$20.03		$20.88		$25.56		$18.76
Income from investment operations:
Net investment income (loss)	0.08		0.21		0.21		0.05		0.02		(0.02)
Net realized and unrealized gain (loss)	(4.73)		4.10		0.84		(0.89)		(4.33)		6.82
Total from investment operations	(4.65)		4.31		1.05		(0.84)		(4.31)		6.80
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.05)		(0.01)		(0.01)		—
Net realized gains	(1.43)		(0.31)		—		—		(0.36)		—
Total distributions to shareholders	(1.43)		(0.40)		(0.05)		(0.01)		(0.37)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—
Net asset value, end of period	$18.86		$24.94		$21.03		$20.03		$20.88		$25.56
Total return	(18.14%)		20.73%		5.27%		(4.04%)		(16.80%)		36.25%
Ratios to average net assets(d)
Total gross expenses	1.57	%(e)	1.55%		1.57	%(f)	1.59	%(e)	1.55	%(f)	1.60	%(e)(f)
Total net expenses(g)	1.57	%(e)	1.55	%(h)	1.57	%(f)(h)	1.59	%(e)(h)	1.55	%(f)(h)	1.60	%(e)(f)(h)
Net investment income (loss)	0.73	%(e)	0.90%		1.01%		0.61	%(e)	0.11%		(0.13	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2,448		$3,131		$1,664		$1,226		$880		$55
Portfolio turnover	32%		34%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$25.52		$21.51		$20.25
Income from investment operations:
Net investment income	0.13		0.35		0.35
Net realized and unrealized gain (loss)	(4.84)		4.17		0.96
Total from investment operations	(4.71)		4.52		1.31
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.05)
Net realized gains	(1.43)		(0.31)		—
Total distributions to shareholders	(1.43)		(0.51)		(0.05)
Net asset value, end of period	$19.38		$25.52		$21.51
Total return	(17.96%)		21.32%		6.50%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.05%		1.06	%(c)
Total net expenses(d)	1.06	%(c)	1.05	%(e)	1.06	%(c)(e)
Net investment income	1.23	%(c)	1.49%		2.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9,218		$12,899		$1,575
Portfolio turnover	32%		34%		73%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$25.54		$21.53	$20.25
Income from investment operations:
Net investment income	0.15		0.37	0.34
Net realized and unrealized gain (loss)	(4.85)		4.19	1.00
Total from investment operations	(4.70)		4.56	1.34
Less distributions to shareholders:
Net investment income	—		(0.24)	(0.06)
Net realized gains	(1.43)		(0.31)	—
Total distributions to shareholders	(1.43)		(0.55)	(0.06)
Net asset value, end of period	$19.41		$25.54	$21.53
Total return	(17.91%)		21.53%	6.63%
Ratios to average net assets(b)
Total gross expenses	0.89	%(c)	0.87%	0.88	%(c)
Total net expenses(d)	0.89	%(c)	0.87%	0.88	%(c)
Net investment income	1.48	%(c)	1.58%	2.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,055		$4,578	$1,058
Portfolio turnover	32%		34%	73%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$25.12		$21.19		$20.13		$21.00		$25.67		$20.17		$13.66
Income from investment operations:
Net investment income	0.13		0.32		0.28		0.08		0.09		0.03		0.04
Net realized and unrealized gain (loss)	(4.77)		4.12		0.88		(0.89)		(4.31)		5.51		6.52
Total from investment operations	(4.64)		4.44		1.16		(0.81)		(4.22)		5.54		6.56
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.10)		(0.06)		(0.09)		(0.04)		(0.05)
Net realized gains	(1.43)		(0.31)		—		—		(0.36)		—		—
Total distributions to shareholders	(1.43)		(0.51)		(0.10)		(0.06)		(0.45)		(0.04)		(0.05)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$19.05		$25.12		$21.19		$20.13		$21.00		$25.67		$20.17
Total return	(17.97%)		21.29%		5.80%		(3.84%)		(16.37%)		27.47%		48.12%
Ratios to average net assets(c)
Total gross expenses	1.07	%(d)	1.05%		1.07	%(e)	1.09	%(d)	1.01	%(e)	1.01	%(e)	0.96	%(e)
Total net expenses(f)	1.07	%(d)	1.05	%(g)	1.07	%(e)(g)	1.09	%(d)(g)	1.01	%(e)(g)	1.01	%(e)(g)	0.96	%(e)(g)
Net investment income	1.23	%(d)	1.36%		1.35%		1.03	%(d)	0.42%		0.17%		0.21%
Supplemental data
Net assets, end of period (in thousands)	$128,473		$174,759		$186,303		$310,620		$390,028		$704,685		$622,471
Portfolio turnover	32%		34%		73%		14%		167%		551%		523%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Global Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2015
28

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an

Semiannual Report 2015
29

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift

Semiannual Report 2015
30

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments, protect gains and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended February 28, 2015 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at August 31, 2014	—	—
Opened	280	21,848
Balance at February 28, 2015	280	21,848

Semiannual Report 2015
31

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2015:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	73,209	—	73,209	73,209	—	—	—
Options Purchased Puts	41,640	—	41,640	—	—	—	41,640
Total	114,849	—	114,849	73,209	—	—	41,640
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	918,901	—	918,901	73,209	—	—	845,692
Options Contracts Written	8,440	—	8,440	—	—	8,440	—
Total	927,341	—	927,341	73,209	—	8,440	845,692

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Investments, at value — Options purchased	41,640
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	73,209
Total		114,849

Semiannual Report 2015
32

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Options contracts written, at value	8,440
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	918,901
Total		927,341

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(7,823,274)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	15,597	15,597
Foreign exchange risk	(279,483)	—	(279,483)
Total	(279,483)	15,597	(263,886)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2015:

Derivative Instrument	Average market value ($)*
Options contracts — Purchased	20,820
Options contracts — Written	(4,220)
Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	94,691	(1,047,399)

*Based on the ending quarterly outstanding amounts for the six months ended February 28, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2015
33

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted

Semiannual Report 2015
34

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.23
Class R5	0.05
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $204,568 for Class A, $233 for Class B and $2,562 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits

Semiannual Report 2015
35

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.45%	1.50%
Class B	2.20	2.25
Class C	2.20	2.25
Class I	1.04	1.08
Class K	1.34	1.38
Class R	1.70	1.75
Class R4	1.20	1.25
Class R5	1.09	1.13
Class Z	1.20	1.25

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $284,578,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$33,869,000
Unrealized depreciation	(18,165,000)
Net unrealized appreciation	$15,704,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $498,212 at August 31, 2014 as arising on September 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $99,845,437 and $135,104,946, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, one unaffiliated shareholder of record owned 16.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 40.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the

Semiannual Report 2015
36

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Energy Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Materials Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise

Semiannual Report 2015
37

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
38

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
39

Columbia Global Energy and Natural Resources Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR144_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA MID CAP GROWTH FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MID CAP GROWTH FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	30
Important Information About This Report	37

Semiannual Report 2015

COLUMBIA MID CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mid Cap Growth Fund (the Fund) Class A shares returned 7.42% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund underperformed the Russell Midcap Growth Index, which returned 7.99%, and outperformed the Russell Midcap Index, which returned 6.39% for the same time frame.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		7.42	7.72	15.14	9.64
Including sales charges		1.25	1.52	13.79	8.99
Class B	11/01/02
Excluding sales charges		7.03	6.92	14.27	8.82
Including sales charges		2.56	2.45	14.03	8.82
Class C	10/13/03
Excluding sales charges		7.04	6.93	14.27	8.83
Including sales charges		6.15	6.04	14.27	8.83
Class I*	09/27/10	7.67	8.21	15.62	10.00
Class K*	02/28/13	7.49	7.87	15.30	9.79
Class R*	01/23/06	7.29	7.46	14.84	9.36
Class R4*	11/08/12	7.57	8.02	15.40	9.90
Class R5*	03/07/11	7.61	8.13	15.55	9.97
Class T	11/01/02
Excluding sales charges		7.44	7.70	15.08	9.58
Including sales charges		1.24	1.51	13.72	8.94
Class W*	09/27/10	7.42	7.72	15.14	9.64
Class Y*	07/15/09	7.65	8.17	15.56	9.98
Class Z	11/20/85	7.55	8.01	15.42	9.91
Russell Midcap Growth Index		7.99	13.10	17.92	9.99
Russell Midcap Index		6.39	13.31	17.74	9.92

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

George Myers, CFA

Brian Neigut

James King

William Chamberlain, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (At February 28, 2015)
SBA Communications Corp., Class A	1.9
Sherwin-Williams Co. (The)	1.8
Electronic Arts, Inc.	1.8
Southwest Airlines Co.	1.5
Kroger Co. (The)	1.4
AMETEK, Inc.	1.4
McGraw Hill Financial, Inc.	1.4
Signature Bank	1.4
Alliance Data Systems Corp.	1.3
Intuit, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (At February 28, 2015)
Common Stocks	95.2
Consumer Discretionary	20.8
Consumer Staples	6.9
Energy	4.8
Financials	6.8
Health Care	13.7
Industrials	15.4
Information Technology	19.4
Materials	5.6
Telecommunication Services	1.8
Money Market Funds	4.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA MID CAP GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,074.20	1,018.95	6.21	6.04	1.20
Class B	1,000.00	1,000.00	1,070.30	1,015.26	10.01	9.75	1.94
Class C	1,000.00	1,000.00	1,070.40	1,015.21	10.07	9.80	1.95
Class I	1,000.00	1,000.00	1,076.70	1,021.14	3.93	3.83	0.76
Class K	1,000.00	1,000.00	1,074.90	1,019.60	5.54	5.39	1.07
Class R	1,000.00	1,000.00	1,072.90	1,017.75	7.44	7.24	1.44
Class R4	1,000.00	1,000.00	1,075.70	1,020.19	4.92	4.78	0.95
Class R5	1,000.00	1,000.00	1,076.10	1,020.84	4.24	4.13	0.82
Class T	1,000.00	1,000.00	1,074.40	1,018.80	6.36	6.19	1.23
Class W	1,000.00	1,000.00	1,074.20	1,019.00	6.15	5.99	1.19
Class Y	1,000.00	1,000.00	1,076.50	1,021.24	3.83	3.73	0.74
Class Z	1,000.00	1,000.00	1,075.50	1,020.24	4.86	4.73	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.9%
Auto Components 1.5%
BorgWarner, Inc.	194,570	11,958,272
Delphi Automotive PLC	291,463	22,978,943
Total		34,937,215
Automobiles 0.7%
Harley-Davidson, Inc.	177,480	11,282,404
Tesla Motors, Inc.(a)	26,750	5,439,345
Total		16,721,749
Hotels, Restaurants & Leisure 2.1%
Chipotle Mexican Grill, Inc.(a)	24,740	16,451,358
Hilton Worldwide Holdings, Inc.(a)	814,840	23,035,527
Wynn Resorts Ltd.	50,268	7,163,190
Total		46,650,075
Household Durables 1.8%
Harman International Industries, Inc.	157,060	21,672,709
Lennar Corp., Class A	356,310	17,890,325
Total		39,563,034
Internet & Catalog Retail 1.8%
Expedia, Inc.	125,570	11,521,047
Netflix, Inc.(a)	28,120	13,354,469
TripAdvisor, Inc.(a)	175,019	15,620,446
Total		40,495,962
Media 3.3%
Charter Communications Inc., Class A(a)	85,495	15,440,397
Cinemark Holdings, Inc.	450,980	18,363,906
DISH Network Corp., Class A(a)	262,850	19,724,264
Interpublic Group of Companies, Inc. (The)	920,330	20,523,359
Total		74,051,926
Multiline Retail 3.0%
Dollar General Corp.(a)	235,510	17,102,736
Dollar Tree, Inc.(a)	297,646	23,716,433
Macy's, Inc.	401,569	25,587,977
Total		66,407,146
Specialty Retail 3.5%
Best Buy Co., Inc.	461,130	17,569,053
Foot Locker, Inc.	431,605	24,243,253

Common Stocks (continued)

Issuer	Shares	Value ($)
O'Reilly Automotive, Inc.(a)	97,270	20,244,805
Tractor Supply Co.	185,160	16,316,299
Total		78,373,410
Textiles, Apparel & Luxury Goods 3.2%
Hanesbrands, Inc.	95,500	12,180,070
Kate Spade & Co.(a)	376,440	12,968,358
Michael Kors Holdings Ltd.(a)	183,151	12,346,209
PVH Corp.	104,080	11,087,642
VF Corp.	296,030	22,693,660
Total		71,275,939
Total Consumer Discretionary		468,476,456
CONSUMER STAPLES 6.9%
Beverages 1.5%
Constellation Brands, Inc., Class A(a)	213,210	24,459,451
Monster Beverage Corp.(a)	64,660	9,124,819
Total		33,584,270
Food & Staples Retailing 1.7%
Kroger Co. (The)	430,360	30,620,114
United Natural Foods, Inc.(a)	93,900	7,797,456
Total		38,417,570
Food Products 2.9%
Hain Celestial Group, Inc. (The)(a)	131,760	8,238,953
Hershey Co. (The)	136,061	14,120,411
Keurig Green Mountain, Inc.	84,300	10,754,994
Mead Johnson Nutrition Co.	222,037	23,260,596
Pilgrim's Pride Corp.	344,472	9,448,867
Total		65,823,821
Tobacco 0.8%
Lorillard, Inc.	265,490	18,164,826
Total Consumer Staples		155,990,487
ENERGY 4.8%
Energy Equipment & Services 1.7%
Cameron International Corp.(a)	256,905	12,095,087
FMC Technologies, Inc.(a)	216,750	8,654,827
Nabors Industries Ltd.	633,650	8,117,057
Superior Energy Services, Inc.	413,870	9,262,411
Total		38,129,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.1%
Cabot Oil & Gas Corp.	489,872	14,206,288
Cheniere Energy, Inc.(a)	149,420	12,047,734
Concho Resources, Inc.(a)	152,337	16,592,546
Range Resources Corp.	256,480	12,706,019
Whiting Petroleum Corp.(a)	448,814	15,183,378
Total		70,735,965
Total Energy		108,865,347
FINANCIALS 6.8%
Banks 1.8%
Signature Bank(a)	235,361	29,031,779
SVB Financial Group(a)	94,256	11,584,063
Total		40,615,842
Capital Markets 1.1%
Affiliated Managers Group, Inc.(a)	75,820	16,408,964
T. Rowe Price Group, Inc.	105,170	8,687,042
Total		25,096,006
Consumer Finance 0.5%
PRA Group, Inc.(a)	222,580	11,149,032
Diversified Financial Services 2.3%
McGraw Hill Financial, Inc.	292,520	30,158,812
Moody's Corp.	223,975	21,712,136
Total		51,870,948
Insurance 0.6%
Aon PLC	128,630	12,909,307
Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	706,250	11,165,813
Total Financials		152,806,948
HEALTH CARE 13.7%
Biotechnology 3.6%
Incyte Corp.(a)	208,660	17,913,461
Intercept Pharmaceuticals, Inc.(a)	36,506	8,081,333
Medivation, Inc.(a)	75,280	8,847,658
Pharmacyclics, Inc.(a)	79,906	17,254,103
Vertex Pharmaceuticals, Inc.(a)	237,200	28,328,796
Total		80,425,351

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Align Technology, Inc.(a)	197,530	11,328,346
CR Bard, Inc.	64,380	10,889,233
IDEXX Laboratories, Inc.(a)	132,040	20,707,833
St. Jude Medical, Inc.	256,070	17,074,748
Zimmer Holdings, Inc.	132,820	15,990,200
Total		75,990,360
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	318,960	28,065,291
Centene Corp.(a)	200,380	12,315,355
Community Health Systems, Inc.(a)	234,900	11,397,348
HCA Holdings, Inc.(a)	192,760	13,790,050
Henry Schein, Inc.(a)	79,048	11,070,672
Total		76,638,716
Health Care Technology 0.7%
Cerner Corp.(a)	222,365	16,023,622
Life Sciences Tools & Services 0.8%
Illumina, Inc.(a)	89,670	17,526,898
Pharmaceuticals 1.8%
Jazz Pharmaceuticals PLC(a)	94,000	15,988,460
Mylan, Inc.(a)	435,960	24,991,407
Total		40,979,867
Total Health Care		307,584,814
INDUSTRIALS 15.5%
Aerospace & Defense 0.7%
TransDigm Group, Inc.	69,760	15,128,154
Airlines 2.6%
Alaska Air Group, Inc.	398,070	25,337,155
Southwest Airlines Co.	767,250	33,175,890
Total		58,513,045
Building Products 0.6%
Fortune Brands Home & Security, Inc.	270,910	12,548,551
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	96,223	12,987,218
Electrical Equipment 2.5%
AMETEK, Inc.	575,063	30,558,848
Rockwell Automation, Inc.	225,173	26,354,248
Total		56,913,096

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
Roper Industries, Inc.	149,940	25,125,446
Machinery 3.0%
Ingersoll-Rand PLC	309,280	20,780,523
Middleby Corp. (The)(a)	192,170	20,487,244
Pall Corp.	156,850	15,812,049
Wabtec Corp.	99,960	9,485,204
Total		66,565,020
Marine 0.8%
Kirby Corp.(a)	226,091	17,427,094
Professional Services 1.3%
IHS, Inc., Class A(a)	108,250	12,722,623
Verisk Analytics, Inc., Class A(a)	227,531	16,339,001
Total		29,061,624
Road & Rail 0.4%
Kansas City Southern	86,532	10,023,867
Trading Companies & Distributors 1.9%
Fastenal Co.	364,730	15,154,531
United Rentals, Inc.(a)	305,448	28,424,991
Total		43,579,522
Total Industrials		347,872,637
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.9%
F5 Networks, Inc.(a)	135,570	16,012,851
Palo Alto Networks, Inc.(a)	188,760	26,845,447
Total		42,858,298
Internet Software & Services 2.8%
CoStar Group, Inc.(a)	97,569	19,431,842
LinkedIn Corp., Class A(a)	71,690	19,155,568
Rackspace Hosting, Inc.(a)	319,652	15,877,115
Twitter, Inc.(a)	178,690	8,591,415
Total		63,055,940
IT Services 2.7%
Alliance Data Systems Corp.(a)	102,920	28,664,249
FleetCor Technologies, Inc.(a)	130,650	20,045,629
Gartner, Inc.(a)	135,670	11,275,534
Total		59,985,412

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Avago Technologies Ltd.	127,617	16,286,482
Broadcom Corp., Class A	364,890	16,503,975
Lam Research Corp.	231,400	19,081,244
NXP Semiconductors NV(a)	134,220	11,394,607
Qorvo, Inc.(a)	277,455	19,255,377
Skyworks Solutions, Inc.	228,990	20,093,872
Total		102,615,557
Software 7.3%
Activision Blizzard, Inc.	1,005,510	23,448,493
Electronic Arts, Inc.(a)	661,200	37,807,416
Intuit, Inc.	292,355	28,542,619
Red Hat, Inc.(a)	268,682	18,571,300
ServiceNow, Inc.(a)	264,658	20,182,819
Splunk, Inc.(a)	287,760	19,351,860
Tableau Software, Inc., Class A(a)	181,510	17,063,755
Total		164,968,262
Technology Hardware, Storage & Peripherals 0.1%
SanDisk Corp.	43,220	3,454,574
Total Information Technology		436,938,043
MATERIALS 5.7%
Chemicals 4.1%
Eastman Chemical Co.	274,323	20,426,091
International Flavors & Fragrances, Inc.	143,404	17,485,250
Sherwin-Williams Co. (The)	134,085	38,241,042
Westlake Chemical Corp.	230,090	15,360,808
Total		91,513,191
Construction Materials 0.8%
Eagle Materials, Inc.	235,100	18,455,350
Containers & Packaging 0.8%
Rock-Tenn Co., Class A	247,922	17,017,366
Total Materials		126,985,907
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
SBA Communications Corp., Class A(a)	322,421	40,209,123
Total Telecommunication Services		40,209,123
Total Common Stocks (Cost: $1,497,065,623)		2,145,729,762
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Money Market Funds 4.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	108,240,695	108,240,695
Total Money Market Funds (Cost: $108,240,695)		108,240,695
Total Investments (Cost: $1,605,306,318)		2,253,970,457
Other Assets & Liabilities, Net		(7,382,892)
Net Assets		2,246,587,565

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,786,697	554,522,758	(502,068,760)	108,240,695	33,301	108,240,695

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	468,476,456	—	—	468,476,456
Consumer Staples	155,990,487	—	—	155,990,487
Energy	108,865,347	—	—	108,865,347
Financials	152,806,948	—	—	152,806,948
Health Care	307,584,814	—	—	307,584,814
Industrials	347,872,637	—	—	347,872,637
Information Technology	436,938,043	—	—	436,938,043
Materials	126,985,907	—	—	126,985,907
Telecommunication Services	40,209,123	—	—	40,209,123
Total Equity Securities	2,145,729,762	—	—	2,145,729,762
Mutual Funds
Money Market Funds	108,240,695	—	—	108,240,695
Total	2,253,970,457	—	—	2,253,970,457

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,497,065,623)	$2,145,729,762
Affiliated issuers (identified cost $108,240,695)	108,240,695
Total investments (identified cost $1,605,306,318)	2,253,970,457
Cash	851
Receivable for:
Investments sold	8,782,053
Capital shares sold	351,706
Dividends	1,227,139
Prepaid expenses	10,609
Trustees' deferred compensation plan	109,248
Other assets	36,447
Total assets	2,264,488,510
Liabilities
Payable for:
Investments purchased	13,651,800
Capital shares purchased	3,482,723
Investment management fees	42,341
Distribution and/or service fees	9,105
Transfer agent fees	332,563
Administration fees	3,305
Plan administration fees	84
Compensation of board members	71,884
Chief compliance officer expenses	158
Other expenses	197,734
Trustees' deferred compensation plan	109,248
Total liabilities	17,900,945
Net assets applicable to outstanding capital stock	$2,246,587,565
Represented by
Paid-in capital	$1,558,228,075
Excess of distributions over net investment income	(1,119,100)
Accumulated net realized gain	40,814,451
Unrealized appreciation (depreciation) on:
Investments	648,664,139
Total — representing net assets applicable to outstanding capital stock	$2,246,587,565

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$1,000,001,270
Shares outstanding	34,174,021
Net asset value per share	$29.26
Maximum offering price per share(a)	$31.05
Class B
Net assets	$10,867,862
Shares outstanding	420,874
Net asset value per share	$25.82
Class C
Net assets	$52,732,515
Shares outstanding	2,032,786
Net asset value per share	$25.94
Class I
Net assets	$50,943,660
Shares outstanding	1,652,301
Net asset value per share	$30.83
Class K
Net assets	$444,617
Shares outstanding	14,552
Net asset value per share	$30.55
Class R
Net assets	$20,843,302
Shares outstanding	732,029
Net asset value per share	$28.47
Class R4
Net assets	$841,329
Shares outstanding	26,931
Net asset value per share	$31.24
Class R5
Net assets	$39,536,455
Shares outstanding	1,285,957
Net asset value per share	$30.74
Class T
Net assets	$24,644,354
Shares outstanding	844,587
Net asset value per share	$29.18
Maximum offering price per share(a)	$30.96

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class W
Net assets	$233,870
Shares outstanding	7,991
Net asset value per share(b)	$29.26
Class Y
Net assets	$2,605
Shares outstanding	85
Net asset value per share(b)	$30.73
Class Z
Net assets	$1,045,495,726
Shares outstanding	34,173,912
Net asset value per share	$30.59

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,148,470
Dividends — affiliated issuers	33,301
Total income	11,181,771
Expenses:
Investment management fees	7,681,288
Distribution and/or service fees
Class A	1,200,575
Class B	58,468
Class C	254,271
Class R	54,900
Class T	33,404
Class W	310
Transfer agent fees
Class A	865,982
Class B	10,539
Class C	45,849
Class K	97
Class R	19,769
Class R4	592
Class R5	8,489
Class T	21,215
Class W	224
Class Z	953,256
Administration fees	599,554
Plan administration fees
Class K	484
Compensation of board members	37,655
Custodian fees	17,395
Printing and postage fees	109,506
Registration fees	68,462
Professional fees	48,096
Chief compliance officer expenses	540
Other	32,212
Total expenses	12,123,132
Net investment loss	(941,361)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	126,211,493
Net realized gain	126,211,493
Net change in unrealized appreciation (depreciation) on:
Investments	32,974,507
Net change in unrealized appreciation	32,974,507
Net realized and unrealized gain	159,186,000
Net increase in net assets resulting from operations	$158,244,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment loss	$(941,361)	$(7,589,425)
Net realized gain	126,211,493	402,841,434
Net change in unrealized appreciation	32,974,507	61,946,682
Net increase in net assets resulting from operations	158,244,639	457,198,691
Distributions to shareholders
Net realized gains
Class A	(148,818,366)	(97,798,371)
Class B	(1,954,906)	(1,771,600)
Class C	(8,485,326)	(5,434,628)
Class I	(7,528,333)	(19,628,016)
Class K	(57,329)	(32,772)
Class R	(3,548,458)	(2,707,690)
Class R4	(105,003)	(18,150)
Class R5	(5,182,347)	(490,341)
Class T	(3,670,320)	(2,209,093)
Class W	(38,026)	(1,734,715)
Class Y	(430)	(23,201)
Class Z	(159,524,715)	(116,675,804)
Total distributions to shareholders	(338,913,559)	(248,524,381)
Decrease in net assets from capital stock activity	(65,016,063)	(369,944,351)
Total decrease in net assets	(245,684,983)	(161,270,041)
Net assets at beginning of period	2,492,272,548	2,653,542,589
Net assets at end of period	$2,246,587,565	$2,492,272,548
Excess of distributions over net investment income	$(1,119,100)	$(177,739)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	876,378	25,477,983	1,878,987	58,133,675
Distributions reinvested	5,058,499	140,221,584	3,124,293	91,916,714
Redemptions	(2,744,326)	(81,851,067)	(7,023,561)	(216,896,624)
Net increase (decrease)	3,190,551	83,848,500	(2,020,281)	(66,846,235)
Class B shares
Subscriptions	3,985	99,186	8,109	226,079
Distributions reinvested	76,220	1,868,145	64,005	1,701,880
Redemptions(a)	(118,608)	(3,091,546)	(274,303)	(7,638,238)
Net decrease	(38,403)	(1,124,215)	(202,189)	(5,710,279)
Class C shares
Subscriptions	116,044	2,931,688	153,084	4,266,191
Distributions reinvested	297,080	7,314,114	171,032	4,564,849
Redemptions	(203,074)	(5,332,248)	(416,881)	(11,671,220)
Net increase (decrease)	210,050	4,913,554	(92,765)	(2,840,180)
Class I shares
Subscriptions	494,114	16,316,743	293,729	9,884,287
Distributions reinvested	257,981	7,527,875	639,684	19,625,503
Redemptions	(5,043,330)	(169,272,975)	(2,740,849)	(90,606,806)
Net decrease	(4,291,235)	(145,428,357)	(1,807,436)	(61,097,016)
Class K shares
Subscriptions	1,446	43,075	4,589	147,312
Distributions reinvested	1,966	56,911	1,040	31,720
Redemptions	(359)	(11,672)	(6,958)	(225,675)
Net increase (decrease)	3,053	88,314	(1,329)	(46,643)
Class R shares
Subscriptions	103,310	2,959,797	215,643	6,490,329
Distributions reinvested	96,740	2,611,023	72,395	2,084,243
Redemptions	(263,365)	(7,540,689)	(434,378)	(13,201,016)
Net decrease	(63,315)	(1,969,869)	(146,340)	(4,626,444)
Class R4 shares
Subscriptions	15,425	496,990	10,571	354,734
Distributions reinvested	3,477	102,854	513	15,931
Redemptions	(2,939)	(94,889)	(1,073)	(35,144)
Net increase	15,963	504,955	10,011	335,521

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	288,037	8,908,260	1,260,805	39,689,498
Distributions reinvested	178,074	5,181,943	16,005	490,060
Redemptions	(113,629)	(3,404,344)	(467,323)	(15,156,602)
Net increase	352,482	10,685,859	809,487	25,022,956
Class T shares
Subscriptions	15,132	420,133	10,761	320,464
Distributions reinvested	110,863	3,065,366	62,773	1,843,016
Redemptions	(28,609)	(832,374)	(64,923)	(2,003,303)
Net increase	97,386	2,653,125	8,611	160,177
Class W shares
Subscriptions	—	—	130,844	4,122,011
Distributions reinvested	1,358	37,620	58,932	1,734,377
Redemptions	(2,212)	(66,118)	(3,683,661)	(118,163,945)
Net decrease	(854)	(28,498)	(3,493,885)	(112,307,557)
Class Y shares
Subscriptions	66	2,219	1,222	39,218
Distributions reinvested	—	—	696	21,303
Redemptions	(7,446)	(245,773)	(1,852)	(60,092)
Net increase (decrease)	(7,380)	(243,554)	66	429
Class Z shares
Subscriptions	940,816	28,351,495	2,788,066	89,029,202
Distributions reinvested	3,690,746	106,920,908	2,587,851	78,955,342
Redemptions	(4,874,012)	(154,188,280)	(9,678,879)	(309,973,624)
Net decrease	(242,450)	(18,915,877)	(4,302,962)	(141,989,080)
Total net decrease	(774,152)	(65,016,063)	(11,239,012)	(369,944,351)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$32.14		$29.89		$26.41		$25.75		$20.22		$17.58
Income from investment operations:
Net investment loss	(0.03)		(0.13)		(0.11)		(0.06)		(0.17)		(0.10)
Net realized and unrealized gain	2.14		5.45		4.36		1.55		5.70		2.74
Total from investment operations	2.11		5.32		4.25		1.49		5.53		2.64
Less distributions to shareholders:
Net realized gains	(4.99)		(3.07)		(0.77)		(0.83)		—		—
Total distributions to shareholders	(4.99)		(3.07)		(0.77)		(0.83)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$29.26		$32.14		$29.89		$26.41		$25.75		$20.22
Total return	7.42%		18.77%		16.60%		5.97%		27.35%		15.02%
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.19%		1.20%		1.22%		1.19	%(d)	1.23	%(d)
Total net expenses(e)	1.20	%(c)	1.19	%(f)	1.20	%(f)	1.22	%(f)	1.19	%(d)(f)	1.23	%(d)(f)
Net investment loss	(0.19	%)(c)	(0.42%)		(0.40%)		(0.22%)		(0.63%)		(0.49%)
Supplemental data
Net assets, end of period (in thousands)	$1,000,001		$995,730		$986,482		$330,302		$304,214		$65,123
Portfolio turnover	50%		100%		109%		141%		138%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$28.88		$27.20		$24.29		$23.92		$18.93		$16.59
Income from investment operations:
Net investment loss	(0.13)		(0.33)		(0.31)		(0.23)		(0.34)		(0.23)
Net realized and unrealized gain	1.90		4.94		3.99		1.43		5.33		2.57
Total from investment operations	1.77		4.61		3.68		1.20		4.99		2.34
Less distributions to shareholders:
Net realized gains	(4.83)		(2.93)		(0.77)		(0.83)		—		—
Total distributions to shareholders	(4.83)		(2.93)		(0.77)		(0.83)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$25.82		$28.88		$27.20		$24.29		$23.92		$18.93
Total return	7.03%		17.88%		15.68%		5.19%		26.36%		14.10%
Ratios to average net assets(b)
Total gross expenses	1.94	%(c)	1.94%		1.95%		1.99%		1.95	%(d)	1.98	%(d)
Total net expenses(e)	1.94	%(c)	1.94	%(f)	1.95	%(f)	1.99	%(f)	1.95	%(d)(f)	1.98	%(d)(f)
Net investment loss	(0.95	%)(c)	(1.18%)		(1.20%)		(0.99%)		(1.39%)		(1.24%)
Supplemental data
Net assets, end of period (in thousands)	$10,868		$13,264		$17,994		$5,140		$7,604		$5,582
Portfolio turnover	50%		100%		109%		141%		138%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$28.99		$27.30		$24.37		$23.99		$18.98		$16.63
Income from investment operations:
Net investment loss	(0.13)		(0.33)		(0.26)		(0.23)		(0.35)		(0.24)
Net realized and unrealized gain	1.91		4.95		3.96		1.44		5.36		2.59
Total from investment operations	1.78		4.62		3.70		1.21		5.01		2.35
Less distributions to shareholders:
Net realized gains	(4.83)		(2.93)		(0.77)		(0.83)		—		—
Total distributions to shareholders	(4.83)		(2.93)		(0.77)		(0.83)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$25.94		$28.99		$27.30		$24.37		$23.99		$18.98
Total return	7.04%		17.84%		15.71%		5.22%		26.40%		14.13%
Ratios to average net assets(b)
Total gross expenses	1.95	%(c)	1.94%		1.96%		1.98%		1.94	%(d)	1.98	%(d)
Total net expenses(e)	1.95	%(c)	1.94	%(f)	1.96	%(f)	1.98	%(f)	1.94	%(d)(f)	1.98	%(d)(f)
Net investment loss	(0.94	%)(c)	(1.17%)		(1.04%)		(0.98%)		(1.39%)		(1.24%)
Supplemental data
Net assets, end of period (in thousands)	$52,733		$52,845		$52,284		$45,236		$54,224		$9,858
Portfolio turnover	50%		100%		109%		141%		138%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class I	(Unaudited)		2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$33.62		$31.09		$27.33	$26.49	$23.23
Income from investment operations:
Net investment income (loss)	0.01		(0.00	)(b)	0.05	0.06	(0.06)
Net realized and unrealized gain	2.28		5.69		4.48	1.61	3.32
Total from investment operations	2.29		5.69		4.53	1.67	3.26
Less distributions to shareholders:
Net realized gains	(5.08)		(3.16)		(0.77)	(0.83)	—
Total distributions to shareholders	(5.08)		(3.16)		(0.77)	(0.83)	—
Proceeds from regulatory settlements	—		—		—	0.00 (b)	0.00	(b)
Net asset value, end of period	$30.83		$33.62		$31.09	$27.33	$26.49
Total return	7.67%		19.27%		17.08%	6.49%	14.03%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.75%		0.77%	0.78%	0.80	%(d)(e)
Total net expenses(f)	0.76	%(d)	0.75%		0.77%	0.78%	0.80	%(d)(e)(g)
Net investment income (loss)	0.06	%(d)	(0.00	%)(b)	0.17%	0.23%	(0.22	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$50,944		$199,823		$240,974	$268,601	$180,383
Portfolio turnover	50%		100%		109%	141%	138%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class K	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$33.35		$30.89	$28.08
Income from investment operations:
Net investment loss	(0.01)		(0.08)	(0.06)
Net realized and unrealized gain	2.23		5.64	2.87
Total from investment operations	2.22		5.56	2.81
Less distributions to shareholders:
Net realized gains	(5.02)		(3.10)	—
Total distributions to shareholders	(5.02)		(3.10)	—
Net asset value, end of period	$30.55		$33.35	$30.89
Total return	7.49%		18.95%	10.01%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.05%	1.05	%(c)
Total net expenses(d)	1.07	%(c)	1.05%	1.05	%(c)
Net investment loss	(0.06	%)(c)	(0.26%)	(0.42	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$445		$383	$396
Portfolio turnover	50%		100%	109%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$31.39		$29.28		$25.96		$25.38		$19.98		$17.42
Income from investment operations:
Net investment loss	(0.07)		(0.20)		(0.14)		(0.12)		(0.23)		(0.15)
Net realized and unrealized gain	2.09		5.33		4.23		1.53		5.63		2.71
Total from investment operations	2.02		5.13		4.09		1.41		5.40		2.56
Less distributions to shareholders:
Net realized gains	(4.94)		(3.02)		(0.77)		(0.83)		—		—
Total distributions to shareholders	(4.94)		(3.02)		(0.77)		(0.83)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$28.47		$31.39		$29.28		$25.96		$25.38		$19.98
Total return	7.29%		18.47%		16.27%		5.73%		27.03%		14.70%
Ratios to average net assets(b)
Total gross expenses	1.44	%(c)	1.44%		1.46%		1.48%		1.44	%(d)	1.48	%(d)
Total net expenses(e)	1.44	%(c)	1.44	%(f)	1.46	%(f)	1.48	%(f)	1.44	%(d)(f)	1.48	%(d)(f)
Net investment loss	(0.45	%)(c)	(0.67%)		(0.53%)		(0.48%)		(0.88%)		(0.73%)
Supplemental data
Net assets, end of period (in thousands)	$20,843		$24,965		$27,574		$25,613		$26,196		$5,112
Portfolio turnover	50%		100%		109%		141%		138%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$33.99		$31.42		$26.58
Income from investment operations:
Net investment income (loss)	0.02		(0.03)		(0.09)
Net realized and unrealized gain	2.27		5.72		5.70
Total from investment operations	2.29		5.69		5.61
Less distributions to shareholders:
Net realized gains	(5.04)		(3.12)		(0.77)
Total distributions to shareholders	(5.04)		(3.12)		(0.77)
Net asset value, end of period	$31.24		$33.99		$31.42
Total return	7.57%		19.05%		21.61%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.94%		1.08	%(c)
Total net expenses(d)	0.95	%(c)	0.94	%(e)	0.96	%(c)(e)
Net investment income (loss)	0.10	%(c)	(0.08%)		(0.41	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$841		$373		$30
Portfolio turnover	50%		100%		109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$33.54		$31.03	$27.31	$26.47	$28.05
Income from investment operations:
Net investment income (loss)	0.03		0.03	(0.04)	0.06	(0.03)
Net realized and unrealized gain (loss)	2.24		5.63	4.53	1.61	(1.55	)(b)
Total from investment operations	2.27		5.66	4.49	1.67	(1.58)
Less distributions to shareholders:
Net realized gains	(5.07)		(3.15)	(0.77)	(0.83)	—
Total distributions to shareholders	(5.07)		(3.15)	(0.77)	(0.83)	—
Proceeds from regulatory settlements	—		—	—	0.00 (c)	—
Net asset value, end of period	$30.74		$33.54	$31.03	$27.31	$26.47
Total return	7.61%		19.21%	16.94%	6.50%	(5.63%)
Ratios to average net assets(d)
Total gross expenses	0.82	%(e)	0.81%	0.81%	0.78%	0.78	%(e)(f)
Total net expenses(g)	0.82	%(e)	0.81%	0.81%	0.78%	0.78	%(e)(f)(h)
Net investment income (loss)	0.20	%(e)	0.09%	(0.14%)	0.22%	(0.24	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$39,536		$31,305	$3,847	$2,336	$2,198
Portfolio turnover	50%		100%	109%	141%	138%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class T	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$32.05		$29.82		$26.37		$25.72		$20.21		$17.58
Income from investment operations:
Net investment loss	(0.03)		(0.14)		(0.09)		(0.07)		(0.18)		(0.11)
Net realized and unrealized gain	2.14		5.43		4.31		1.55		5.69		2.74
Total from investment operations	2.11		5.29		4.22		1.48		5.51		2.63
Less distributions to shareholders:
Net realized gains	(4.98)		(3.06)		(0.77)		(0.83)		—		—
Total distributions to shareholders	(4.98)		(3.06)		(0.77)		(0.83)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$29.18		$32.05		$29.82		$26.37		$25.72		$20.21
Total return	7.44%		18.69%		16.51%		5.94%		27.26%		14.96%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.24%		1.26%		1.28%		1.26	%(d)	1.28	%(d)
Total net expenses(e)	1.23	%(c)	1.24	%(f)	1.26	%(f)	1.28	%(f)	1.26	%(d)(f)	1.28	%(d)(f)
Net investment income	(0.22	%)(c)	(0.47%)		(0.32%)		(0.28%)		(0.69%)		(0.54%)
Supplemental data
Net assets, end of period (in thousands)	$24,644		$23,951		$22,027		$20,965		$22,127		$19,582
Portfolio turnover	50%		100%		109%		141%		138%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$32.15		$29.91		$26.43		$25.76		$22.67
Income from investment operations:
Net investment loss	(0.03)		(0.23)		(0.08)		(0.05)		(0.16)
Net realized and unrealized gain	2.14		5.54		4.33		1.55		3.25
Total from investment operations	2.11		5.31		4.25		1.50		3.09
Less distributions to shareholders:
Net realized gains	(5.00)		(3.07)		(0.77)		(0.83)		—
Total distributions to shareholders	(5.00)		(3.07)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$29.26		$32.15		$29.91		$26.43		$25.76
Total return	7.42%		18.71%		16.59%		6.01%		13.63%
Ratios to average net assets(c)
Total gross expenses	1.19	%(d)	1.14%		1.21%		1.22%		1.19	%(d)(e)
Total net expenses(f)	1.19	%(d)	1.14	%(g)	1.21	%(g)	1.22	%(g)	1.19	%(d)(e)(g)
Net investment loss	(0.20	%)(d)	(0.69%)		(0.28%)		(0.21%)		(0.63	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$234		$284		$104,752		$66,704		$45,119
Portfolio turnover	50%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$33.53		$31.01	$27.26	$26.46	$20.72		$17.98
Income from investment operations:
Net investment income (loss)	0.01		0.01	0.07	0.03	(0.04)		(0.03)
Net realized and unrealized gain	2.27		5.66	4.45	1.60	5.78		2.80
Total from investment operations	2.28		5.67	4.52	1.63	5.74		2.77
Less distributions to shareholders:
Net investment income	—		—	—	—	—		(0.03)
Net realized gains	(5.08)		(3.15)	(0.77)	(0.83)	—		—
Total distributions to shareholders	(5.08)		(3.15)	(0.77)	(0.83)	—		(0.03)
Proceeds from regulatory settlements	—		—	—	0.00 (a)	0.00	(a)	—
Net asset value, end of period	$30.73		$33.53	$31.01	$27.26	$26.46		$20.72
Total return	7.65%		19.24%	17.09%	6.35%	27.70%		15.43%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.75%	0.83%	0.88%	0.86	%(d)	0.84	%(d)
Total net expenses(e)	0.74	%(c)	0.75%	0.83%	0.88%	0.86	%(d)(f)	0.84	%(d)(f)
Net investment income (loss)	0.05	%(c)	0.02%	0.26%	0.10%	(0.15%)		(0.13%)
Supplemental data
Net assets, end of period (in thousands)	$3		$250	$229	$16	$32		$1,013
Portfolio turnover	50%		100%	109%	141%	138%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$33.39		$30.91		$27.23		$26.45		$20.72		$17.98
Income from investment operations:
Net investment income (loss)	0.01		(0.06)		(0.00	)(a)	0.01		(0.10)		(0.05)
Net realized and unrealized gain	2.23		5.66		4.45		1.60		5.83		2.80
Total from investment operations	2.24		5.60		4.45		1.61		5.73		2.75
Less distributions to shareholders:
Net investment income	—		—		—		—		—		(0.01)
Net realized gains	(5.04)		(3.12)		(0.77)		(0.83)		—		—
Total distributions to shareholders	(5.04)		(3.12)		(0.77)		(0.83)		—		(0.01)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$30.59		$33.39		$30.91		$27.23		$26.45		$20.72
Total return	7.55%		19.07%		16.84%		6.27%		27.65%		15.29%
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.94%		0.96%		0.97%		0.95	%(d)	0.98	%(d)
Total net expenses(e)	0.94	%(c)	0.94	%(f)	0.96	%(f)	0.97	%(f)	0.95	%(d)(f)	0.98	%(d)(f)
Net investment income (loss)	0.06	%(c)	(0.17%)		(0.01%)		0.03%		(0.39%)		(0.24%)
Supplemental data
Net assets, end of period (in thousands)	$1,045,496		$1,149,098		$1,196,953		$1,274,026		$1,198,927		$986,590
Portfolio turnover	50%		100%		109%		141%		138%		137%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
29

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets

Semiannual Report 2015
30

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2015
31

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.68% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or

Semiannual Report 2015
32

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees. Prior to December 31, 2014, Class A, Class B, Class C, Class R, Class R4, Class T, Class W and Class Z shares were subject to an annual transfer agent fee limitation of not more than 0.19% of the average annual net assets attributable to each share class.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class T	0.18
Class W	0.18
Class Z	0.18

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2015, the Fund's total potential future obligation over the life of the Guaranty is $149,560. The liability remaining at February 28, 2015 for non-recurring charges associated with the lease amounted to $85,470 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 28, 2015 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,197.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's

Semiannual Report 2015
33

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Effective January 1, 2015, these fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. Prior to January 1, 2015, these fees were limited to 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2015 was 0.28% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $130,308 for Class A, $1,356 for Class B, $455 for Class C and $20 for Class T shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.30%	1.33%
Class B	2.05	2.08
Class C	2.05	2.08
Class I	0.92	0.94
Class K	1.22	1.24
Class R	1.55	1.58
Class R4	1.05	1.08
Class R5	0.97	0.99
Class T	1.30	1.38
Class W	1.30	1.33
Class Y	0.92	0.94
Class Z	1.05	1.08

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $1,605,306,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$659,037,000
Unrealized depreciation	(10,373,000)
Net unrealized appreciation	$648,664,000

Semiannual Report 2015
34

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

The following capital loss carryforwards, determined as of August 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	13,701,986
2016	43,707,368
Total	57,409,354

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,117,896,257 and $1,561,197,875, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, one unaffiliated shareholder of record owned 14.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2015
35

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
36

COLUMBIA MID CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Mid Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR194_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA VALUE AND RESTRUCTURING FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA VALUE AND RESTRUCTURING FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	25
Important Information About This Report	31
Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VALUE AND RESTRUCTURING FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Value and Restructuring Fund (the Fund) Class A shares returned 6.35% excluding sales charges for the six-month period that ended February 28, 2015.

■  During the same six months, the Fund outperformed both the S&P 500 Index, which returned 6.12%, and the Russell 1000 Value Index, which returned 3.48%.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		6.35	15.74	14.05	7.34
Including sales charges		0.23	9.10	12.71	6.70
Class C*	09/28/07
Excluding sales charges		5.95	14.88	13.21	6.54
Including sales charges		5.06	13.92	13.21	6.54
Class I*	09/27/10	6.57	16.26	14.49	7.66
Class R	12/31/04	6.22	15.46	13.77	7.07
Class R4*	11/08/12	6.48	16.03	14.34	7.59
Class R5*	11/08/12	6.55	16.18	14.41	7.62
Class W*	09/27/10	6.35	15.79	14.08	7.34
Class Y*	11/08/12	6.55	16.22	14.44	7.63
Class Z	12/31/92	6.47	16.02	14.34	7.59
S&P 500 Index		6.12	15.51	16.18	7.99
Russell 1000 Value Index		3.48	13.49	15.51	7.21

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 28, 2015)
Apple, Inc.	4.6
Citigroup, Inc.	4.1
Medtronic PLC	3.1
CVS Health Corp.	3.0
Comcast Corp., Class A	3.0
JPMorgan Chase & Co.	2.9
Honeywell International, Inc.	2.8
Verizon Communications, Inc.	2.7
Google, Inc., Class C	2.6
Microsoft Corp.	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Common Stocks	99.5
Consumer Discretionary	12.5
Consumer Staples	9.0
Energy	5.8
Financials	18.8
Health Care	15.7
Industrials	11.9
Information Technology	20.5
Materials	2.7
Telecommunication Services	2.6
Money Market Funds	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

J. Nicholas Smith, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA VALUE AND RESTRUCTURING FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,063.50	1,018.85	6.28	6.14	1.22
Class C	1,000.00	1,000.00	1,059.50	1,015.11	10.12	9.90	1.97
Class I	1,000.00	1,000.00	1,065.70	1,021.09	3.97	3.88	0.77
Class R	1,000.00	1,000.00	1,062.20	1,017.60	7.56	7.39	1.47
Class R4	1,000.00	1,000.00	1,064.80	1,020.09	4.99	4.89	0.97
Class R5	1,000.00	1,000.00	1,065.50	1,020.79	4.27	4.18	0.83
Class W	1,000.00	1,000.00	1,063.50	1,019.10	6.02	5.89	1.17
Class Y	1,000.00	1,000.00	1,065.50	1,021.04	4.02	3.93	0.78
Class Z	1,000.00	1,000.00	1,064.70	1,020.09	4.99	4.89	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.4%
Auto Components 1.6%
Delphi Automotive PLC	368,690	29,067,519
Hotels, Restaurants & Leisure 2.4%
Aramark	458,180	14,501,397
Hilton Worldwide Holdings, Inc.(a)	99,649	2,817,077
Las Vegas Sands Corp.	294,720	16,769,568
McDonald's Corp.	99,215	9,812,363
Wynn Resorts Ltd.	11,817	1,683,923
Total		45,584,328
Household Durables 0.4%
Mohawk Industries, Inc.(a)	40,028	7,379,162
Internet & Catalog Retail 0.8%
Priceline Group, Inc. (The)(a)	12,445	15,400,439
Media 5.2%
CBS Corp., Class B Non Voting	438,750	25,930,125
Comcast Corp., Class A	911,820	54,143,871
Discovery Communications, Inc., Class A(a)	294,966	9,527,402
Viacom, Inc., Class B	86,656	6,060,721
Total		95,662,119
Specialty Retail 2.0%
Lowe's Companies, Inc.	323,915	23,998,862
Michaels Companies, Inc. (The)(a)	457,757	12,908,748
Total		36,907,610
Total Consumer Discretionary		230,001,177
CONSUMER STAPLES 8.9%
Beverages 2.5%
Diageo PLC, ADR	160,505	19,076,019
PepsiCo, Inc.	282,455	27,957,396
Total		47,033,415
Food & Staples Retailing 3.6%
CVS Health Corp.	530,995	55,154,451
Walgreens Boots Alliance, Inc.	145,435	12,082,740
Total		67,237,191
Household Products 1.0%
Procter & Gamble Co. (The)	207,465	17,661,496

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	59,995	3,250,529
Tobacco 1.6%
Philip Morris International, Inc.	359,715	29,841,956
Total Consumer Staples		165,024,587
ENERGY 5.8%
Energy Equipment & Services 1.7%
Halliburton Co.	324,460	13,932,312
Schlumberger Ltd.	195,125	16,421,720
Total		30,354,032
Oil, Gas & Consumable Fuels 4.1%
Canadian Natural Resources Ltd.	455,340	13,273,161
Chevron Corp.	398,240	42,484,243
ConocoPhillips	133,385	8,696,702
Noble Energy, Inc.	250,860	11,848,118
Total		76,302,224
Total Energy		106,656,256
FINANCIALS 18.7%
Banks 10.5%
Bank of America Corp.	2,236,095	35,352,662
Citigroup, Inc.	1,439,480	75,457,542
JPMorgan Chase & Co.	879,280	53,882,278
Wells Fargo & Co.	526,455	28,844,469
Total		193,536,951
Capital Markets 3.7%
BlackRock, Inc.	117,370	43,593,565
Goldman Sachs Group, Inc. (The)	131,420	24,942,202
Total		68,535,767
Consumer Finance 1.0%
American Express Co.	237,405	19,369,874
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	226,925	33,451,014
Insurance 1.4%
Aon PLC	260,680	26,161,845
Real Estate Investment Trusts (REITs) 0.3%
Rayonier, Inc.	174,860	4,792,913
Total Financials		345,848,364

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 15.6%
Biotechnology 4.0%
Biogen Idec, Inc.(a)	61,440	25,165,209
Celgene Corp.(a)	261,968	31,836,971
Vertex Pharmaceuticals, Inc.(a)	144,390	17,244,498
Total		74,246,678
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	735,320	34,832,108
Medtronic PLC	738,472	57,298,043
St. Jude Medical, Inc.	229,686	15,315,462
Total		107,445,613
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	255,040	22,440,970
CIGNA Corp.	185,165	22,521,619
Total		44,962,589
Pharmaceuticals 3.4%
Johnson & Johnson	366,930	37,613,994
Perrigo Co. PLC	159,599	24,653,258
Total		62,267,252
Total Health Care		288,922,132
INDUSTRIALS 11.8%
Aerospace & Defense 4.8%
Honeywell International, Inc.	496,055	50,984,533
Precision Castparts Corp.	43,590	9,428,517
United Technologies Corp.	236,590	28,842,687
Total		89,255,737
Air Freight & Logistics 0.8%
FedEx Corp.	85,180	15,075,156
Building Products 0.5%
Fortune Brands Home & Security, Inc.	215,673	9,989,973
Commercial Services & Supplies 1.0%
Tyco International PLC	437,227	18,459,724
Electrical Equipment 0.3%
Eaton Corp. PLC	69,290	4,920,283
Industrial Conglomerates 1.6%
General Electric Co.	1,146,945	29,809,101

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 2.0%
Dun & Bradstreet Corp. (The)	111,410	14,759,597
Nielsen NV	473,855	21,422,984
Total		36,182,581
Road & Rail 0.8%
Kansas City Southern	129,533	15,005,103
Total Industrials		218,697,658
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 1.2%
QUALCOMM, Inc.	316,085	22,919,323
Internet Software & Services 3.8%
Google, Inc., Class A(a)	42,505	23,914,588
Google, Inc., Class C(a)	84,070	46,944,688
Total		70,859,276
IT Services 2.1%
MasterCard, Inc., Class A	431,012	38,847,112
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	390,038	17,641,419
Skyworks Solutions, Inc.	139,650	12,254,287
Total		29,895,706
Software 5.6%
Activision Blizzard, Inc.	552,255	12,878,587
Electronic Arts, Inc.(a)	534,125	30,541,268
Intuit, Inc.	144,460	14,103,630
Microsoft Corp.	1,033,570	45,322,044
Total		102,845,529
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	659,165	84,676,336
EMC Corp.	704,925	20,400,529
Hewlett-Packard Co.	208,427	7,261,597
Total		112,338,462
Total Information Technology		377,705,408
MATERIALS 2.7%
Chemicals 2.7%
LyondellBasell Industries NV, Class A	231,745	19,909,213
Monsanto Co.	247,425	29,797,393
Total		49,706,606
Total Materials		49,706,606

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	983,675	48,642,729
Total Telecommunication Services		48,642,729
Total Common Stocks (Cost: $1,290,772,014)		1,831,204,917

Money Market Funds 0.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	9,745,242	9,745,242
Total Money Market Funds (Cost: $9,745,242)		9,745,242
Total Investments (Cost: $1,300,517,256)		1,840,950,159
Other Assets & Liabilities, Net		11,598,798
Net Assets		1,852,548,957

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	30,285,104	288,034,251	(308,574,113)	9,745,242	12,276	9,745,242

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	230,001,177	—	—	230,001,177
Consumer Staples	165,024,587	—	—	165,024,587
Energy	106,656,256	—	—	106,656,256
Financials	345,848,364	—	—	345,848,364
Health Care	288,922,132	—	—	288,922,132
Industrials	218,697,658	—	—	218,697,658
Information Technology	377,705,408	—	—	377,705,408
Materials	49,706,606	—	—	49,706,606
Telecommunication Services	48,642,729	—	—	48,642,729
Total Equity Securities	1,831,204,917	—	—	1,831,204,917

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	9,745,242	—	—	9,745,242
Total Mutual Funds	9,745,242	—	—	9,745,242
Total	1,840,950,159	—	—	1,840,950,159

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,290,772,014)	$1,831,204,917
Affiliated issuers (identified cost $9,745,242)	9,745,242
Total investments (identified cost $1,300,517,256)	1,840,950,159
Receivable for:
Investments sold	19,082,329
Capital shares sold	137,917
Dividends	2,846,077
Reclaims	139,062
Prepaid expenses	8,381
Trustees' deferred compensation plan	263,823
Other assets	35,474
Total assets	1,863,463,222
Liabilities
Payable for:
Investments purchased	8,040,081
Capital shares purchased	2,128,623
Investment management fees	35,221
Distribution and/or service fees	1,517
Transfer agent fees	363,637
Administration fees	3,063
Compensation of board members	3,122
Chief compliance officer expenses	178
Other expenses	75,000
Trustees' deferred compensation plan	263,823
Total liabilities	10,914,265
Net assets applicable to outstanding capital stock	$1,852,548,957
Represented by
Paid-in capital	$1,222,627,731
Undistributed net investment income	2,604,499
Accumulated net realized gain	86,925,524
Unrealized appreciation (depreciation) on:
Investments	540,432,903
Foreign currency translations	(41,700)
Total — representing net assets applicable to outstanding capital stock	$1,852,548,957

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$86,842,570
Shares outstanding	1,821,460
Net asset value per share	$47.68
Maximum offering price per share(a)	$50.59
Class C
Net assets	$28,325,290
Shares outstanding	602,078
Net asset value per share	$47.05
Class I
Net assets	$2,447
Shares outstanding	51
Net asset value per share(b)	$47.53
Class R
Net assets	$10,131,933
Shares outstanding	212,875
Net asset value per share	$47.60
Class R4
Net assets	$4,396,029
Shares outstanding	90,533
Net asset value per share	$48.56
Class R5
Net assets	$19,337,623
Shares outstanding	398,179
Net asset value per share	$48.57
Class W
Net assets	$2,453
Shares outstanding	51
Net asset value per share(b)	$47.65
Class Y
Net assets	$1,223,653
Shares outstanding	25,243
Net asset value per share	$48.47
Class Z
Net assets	$1,702,286,959
Shares outstanding	35,726,362
Net asset value per share	$47.65

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$14,957,770
Dividends — affiliated issuers	12,276
Foreign taxes withheld	(28,038)
Total income	14,942,008
Expenses:
Investment management fees	6,471,138
Distribution and/or service fees
Class A	114,718
Class C	140,723
Class R	26,080
Class W	3
Transfer agent fees
Class A	89,816
Class C	27,593
Class R	10,232
Class R4	4,817
Class R5	4,055
Class W	2
Class Z	1,688,336
Administration fees	562,708
Compensation of board members	31,669
Custodian fees	7,959
Printing and postage fees	79,438
Registration fees	53,253
Professional fees	47,447
Chief compliance officer expenses	497
Other	20,904
Total expenses	9,381,388
Net investment income	5,560,620
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	127,051,215
Foreign currency translations	(3,326)
Net realized gain	127,047,889
Net change in unrealized appreciation (depreciation) on:
Investments	(17,016,045)
Foreign currency translations	(23,388)
Net change in unrealized depreciation	(17,039,433)
Net realized and unrealized gain	110,008,456
Net increase in net assets resulting from operations	$115,569,076

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income	$5,560,620	$16,395,649
Net realized gain	127,047,889	319,397,026
Net change in unrealized appreciation (depreciation)	(17,039,433)	116,822,658
Net increase in net assets resulting from operations	115,569,076	452,615,333
Distributions to shareholders
Net investment income
Class A	(207,578)	(502,787)
Class I	(12)	(27)
Class R	(9,583)	(34,842)
Class R4	(16,885)	(29,800)
Class R5	(63,517)	(99,296)
Class W	(7)	(15)
Class Y	(4,554)	(8,670)
Class Z	(5,970,410)	(13,922,846)
Net realized gains
Class A	(15,210,805)	(19,773,142)
Class C	(4,579,159)	(5,258,141)
Class I	(446)	(573)
Class R	(1,702,094)	(2,735,402)
Class R4	(781,042)	(711,057)
Class R5	(2,494,019)	(1,904,189)
Class W	(446)	(572)
Class Y	(172,306)	(176,818)
Class Z	(280,000,008)	(345,469,085)
Total distributions to shareholders	(311,212,871)	(390,627,262)
Increase (decrease) in net assets from capital stock activity	86,135,725	(217,281,989)
Total decrease in net assets	(109,508,070)	(155,293,918)
Net assets at beginning of period	1,962,057,027	2,117,350,945
Net assets at end of period	$1,852,548,957	$1,962,057,027
Undistributed net investment income	$2,604,499	$3,316,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	218,835	11,257,864	375,367	19,868,540
Distributions reinvested	315,528	14,394,154	397,534	19,043,672
Redemptions	(510,008)	(24,998,929)	(942,149)	(47,675,725)
Net increase (decrease)	24,355	653,089	(169,248)	(8,763,513)
Class C shares
Subscriptions	25,604	1,181,028	36,514	1,808,527
Distributions reinvested	87,866	3,956,614	97,980	4,656,025
Redemptions	(57,865)	(2,787,878)	(138,492)	(6,979,548)
Net increase (decrease)	55,605	2,349,764	(3,998)	(514,996)
Class I shares
Redemptions	—	—	(7)	(300)
Net increase (decrease)	—	—	(7)	(300)
Class R shares
Subscriptions	20,715	1,026,387	42,415	2,180,001
Distributions reinvested	37,587	1,711,676	57,901	2,769,518
Redemptions	(54,579)	(2,653,499)	(237,423)	(12,177,484)
Net increase (decrease)	3,723	84,564	(137,107)	(7,227,965)
Class R4 shares
Subscriptions	4,095	211,696	32,137	1,672,683
Distributions reinvested	17,162	797,471	15,214	740,324
Redemptions	(24,608)	(1,222,674)	(15,715)	(806,151)
Net increase (decrease)	(3,351)	(213,507)	31,636	1,606,856
Class R5 shares
Subscriptions	121,861	5,837,038	152,610	7,893,368
Distributions reinvested	55,029	2,557,077	41,146	2,002,907
Redemptions	(72,707)	(3,629,789)	(71,358)	(3,659,652)
Net increase	104,183	4,764,326	122,398	6,236,623
Class W shares
Redemptions	—	—	(7)	(300)
Net increase (decrease)	—	—	(7)	(300)
Class Y shares
Subscriptions	2,500	120,017	8,617	458,557
Distributions reinvested	3,803	176,400	3,807	184,949
Redemptions	(531)	(26,613)	(7,971)	(407,825)
Net increase	5,772	269,804	4,453	235,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	650,886	31,495,067	1,223,887	62,142,265
Distributions reinvested	5,354,221	244,124,495	6,367,437	304,978,976
Redemptions	(4,018,366)	(197,391,877)	(11,215,373)	(575,975,316)
Net increase (decrease)	1,986,741	78,227,685	(3,624,049)	(208,854,075)
Total net increase (decrease)	2,177,028	86,135,725	(3,775,929)	(217,281,989)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$53.48		$52.33		$48.59		$49.58		$53.03		$44.68		$26.51
Income from investment operations:
Net investment income	0.09		0.30		0.32		0.23		0.49		0.53	(b)	0.39	(b)
Net realized and unrealized gain (loss)	2.89		11.06		9.81		(1.06)		(3.45)		8.37		18.16
Total from investment operations	2.98		11.36		10.13		(0.83)		(2.96)		8.90		18.55
Less distributions to shareholders:
Net investment income	(0.11)		(0.25)		(0.39)		(0.16)		(0.49)		(0.55)		(0.38)
Net realized gains	(8.67)		(9.96)		(6.00)		—		—		—		—
Total distributions to shareholders	(8.78)		(10.21)		(6.39)		(0.16)		(0.49)		(0.55)		(0.38)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$47.68		$53.48		$52.33		$48.59		$49.58		$53.03		$44.68
Total return	6.35%		24.05%		23.42%		(1.65%)		(5.49%)		20.17%		70.25%
Ratios to average net assets(d)
Total gross expenses	1.22	%(e)	1.21%		1.21	%(f)	1.26	%(e)	1.26	%(f)	1.20	%(f)	1.14	%(f)
Total net expenses(g)	1.22	%(e)	1.21	%(h)	1.21	%(f)(h)	1.19	%(e)(h)	1.19	%(f)(h)	1.20	%(f)(h)	1.14	%(f)(h)
Net investment income	0.37	%(e)	0.58%		0.66%		1.15	%(e)	1.03%		1.16%		1.01%
Supplemental data
Net assets, end of period (in thousands)	$86,843		$96,116		$102,893		$134,228		$166,301		$268,124		$291,655
Portfolio turnover	29%		55%		55%		64%		9%		12%		6%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$52.96		$52.02		$48.38		$49.44		$52.89		$44.60		$26.51
Income from investment operations:
Net investment income (loss)	(0.09)		(0.09)		(0.04)		0.08		0.13		0.18	(b)	0.10	(b)
Net realized and unrealized gain (loss)	2.85		10.99		9.76		(1.07)		(3.41)		8.36		18.16
Total from investment operations	2.76		10.90		9.72		(0.99)		(3.28)		8.54		18.26
Less distributions to shareholders:
Net investment income	—		—		(0.08)		(0.07)		(0.17)		(0.25)		(0.17)
Net realized gains	(8.67)		(9.96)		(6.00)		—		—		—		—
Total distributions to shareholders	(8.67)		(9.96)		(6.08)		(0.07)		(0.17)		(0.25)		(0.17)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$47.05		$52.96		$52.02		$48.38		$49.44		$52.89		$44.60
Total return	5.95%		23.14%		22.52%		(1.98%)		(6.18%)		19.27%		69.00%
Ratios to average net assets(d)
Total gross expenses	1.97	%(e)	1.96%		1.96	%(f)	2.01	%(e)	1.99	%(f)	1.95	%(f)	1.89	%(f)
Total net expenses(g)	1.97	%(e)	1.96	%(h)	1.96	%(f)(h)	1.94	%(e)(h)	1.95	%(f)(h)	1.95	%(f)(h)	1.89	%(f)(h)
Net investment income (loss)	(0.38	%)(e)	(0.17%)		(0.09%)		0.41	%(e)	0.28%		0.40%		0.26%
Supplemental data
Net assets, end of period (in thousands)	$28,325		$28,942		$28,634		$35,288		$41,945		$71,083		$74,880
Portfolio turnover	29%		55%		55%		64%		9%		12%		6%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,					Year Ended March 31,
Class I	(Unaudited)		2014	2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$53.35		$52.22	$48.50		$49.48		$53.03		$43.47
Income from investment operations:
Net investment income	0.20		0.53	0.55		0.31		0.09		0.27
Net realized and unrealized gain (loss)	2.88		11.04	9.77		(1.08)		(2.95)		9.57
Total from investment operations	3.08		11.57	10.32		(0.77)		(2.86)		9.84
Less distributions to shareholders:
Net investment income	(0.23)		(0.48)	(0.60)		(0.21)		(0.69)		(0.28)
Net realized gains	(8.67)		(9.96)	(6.00)		—		—		—
Total distributions to shareholders	(8.90)		(10.44)	(6.60)		(0.21)		(0.69)		(0.28)
Net asset value, end of period	$47.53		$53.35	$52.22		$48.50		$49.48		$53.03
Total return	6.57%		24.63%	23.98%		(1.52%)		(5.26%)		22.67%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.76%	0.76	%(e)	0.81	%(d)	0.78	%(e)	0.79	%(d)(e)
Total net expenses(f)	0.77	%(d)	0.76%	0.76	%(e)	0.81	%(d)	0.78	%(e)(g)	0.79	%(d)(e)(g)
Net investment income	0.82	%(d)	1.03%	1.11%		1.55	%(d)	0.17%		1.05	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3	$3		$3		$3		$26,652
Portfolio turnover	29%		55%	55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$53.40		$52.26		$48.53		$49.55		$52.98		$44.64		$26.50
Income from investment operations:
Net investment income	0.03		0.16		0.20		0.18		0.37		0.41	(b)	0.30	(b)
Net realized and unrealized gain (loss)	2.89		11.06		9.80		(1.07)		(3.43)		8.37		18.14
Total from investment operations	2.92		11.22		10.00		(0.89)		(3.06)		8.78		18.44
Less distributions to shareholders:
Net investment income	(0.05)		(0.12)		(0.27)		(0.13)		(0.37)		(0.44)		(0.30)
Net realized gains	(8.67)		(9.96)		(6.00)		—		—		—		—
Total distributions to shareholders	(8.72)		(10.08)		(6.27)		(0.13)		(0.37)		(0.44)		(0.30)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$47.60		$53.40		$52.26		$48.53		$49.55		$52.98		$44.64
Total return	6.22%		23.75%		23.12%		(1.77%)		(5.70%)		19.86%		69.84%
Ratios to average net assets(d)
Total gross expenses	1.47	%(e)	1.46%		1.46	%(f)	1.51	%(e)	1.50	%(f)	1.45	%(f)	1.39	%(f)
Total net expenses(g)	1.47	%(e)	1.46	%(h)	1.46	%(f)(h)	1.44	%(e)(h)	1.44	%(f)(h)	1.45	%(f)(h)	1.39	%(f)(h)
Net investment income	0.11	%(e)	0.31%		0.40%		0.91	%(e)	0.76%		0.91%		0.78%
Supplemental data
Net assets, end of period (in thousands)	$10,132		$11,170		$18,096		$32,095		$38,799		$65,321		$58,120
Portfolio turnover	29%		55%		55%		64%		9%		12%		6%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$54.31		$53.00		$48.51
Income from investment operations:
Net investment income	0.16		0.43		0.43
Net realized and unrealized gain	2.94		11.22		10.42
Total from investment operations	3.10		11.65		10.85
Less distributions to shareholders:
Net investment income	(0.18)		(0.38)		(0.36)
Net realized gains	(8.67)		(9.96)		(6.00)
Total distributions to shareholders	(8.85)		(10.34)		(6.36)
Net asset value, end of period	$48.56		$54.31		$53.00
Total return	6.48%		24.37%		24.95%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	0.96%		0.94	%(c)(d)
Total net expenses(e)	0.97	%(c)	0.96	%(f)	0.94	%(c)(d)(f)
Net investment income	0.62	%(c)	0.83%		1.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,396		$5,099		$3,299
Portfolio turnover	29%		55%		55%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$54.32		$53.00	$48.51
Income from investment operations:
Net investment income	0.20		0.50	0.46
Net realized and unrealized gain	2.94		11.23	10.43
Total from investment operations	3.14		11.73	10.89
Less distributions to shareholders:
Net investment income	(0.22)		(0.45)	(0.40)
Net realized gains	(8.67)		(9.96)	(6.00)
Total distributions to shareholders	(8.89)		(10.41)	(6.40)
Net asset value, end of period	$48.57		$54.32	$53.00
Total return	6.55%		24.55%	25.05%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.83%	0.81	%(c)(d)
Total net expenses(e)	0.83	%(c)	0.83%	0.81	%(c)(d)
Net investment income	0.79	%(c)	0.97%	1.11	%(c)
Supplemental data
Net assets, end of period (in thousands)	$19,338		$15,970	$9,095
Portfolio turnover	29%		55%	55%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class W	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$53.46		$52.30		$48.56		$49.56		$53.04		$43.49
Income from investment operations:
Net investment income	0.11		0.32		0.36		0.23		0.50		0.20
Net realized and unrealized gain (loss)	2.88		11.07		9.79		(1.07)		(3.47)		9.53
Total from investment operations	2.99		11.39		10.15		(0.84)		(2.97)		9.73
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.41)		(0.16)		(0.51)		(0.18)
Net realized gains	(8.67)		(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(8.80)		(10.23)		(6.41)		(0.16)		(0.51)		(0.18)
Net asset value, end of period	$47.65		$53.46		$52.30		$48.56		$49.56		$53.04
Total return	6.35%		24.13%		23.49%		(1.66%)		(5.50%)		22.41%
Ratios to average net assets(c)
Total gross expenses	1.17	%(d)	1.17%		1.14	%(e)	1.24	%(d)	1.22	%(e)	1.19	%(d)(e)
Total net expenses(f)	1.17	%(d)	1.17	%(g)	1.14	%(e)(g)	1.18	%(d)(g)	1.17	%(e)(g)	1.19	%(d)(e)(g)
Net investment income	0.42	%(d)	0.61%		0.73%		1.18	%(d)	1.04%		0.81	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$3		$3		$3		$3
Portfolio turnover	29%		55%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$54.24		$52.94	$48.45
Income from investment operations:
Net investment income	0.21		0.53	0.48
Net realized and unrealized gain	2.92		11.21	10.43
Total from investment operations	3.13		11.74	10.91
Less distributions to shareholders:
Net investment income	(0.23)		(0.48)	(0.42)
Net realized gains	(8.67)		(9.96)	(6.00)
Total distributions to shareholders	(8.90)		(10.44)	(6.42)
Net asset value, end of period	$48.47		$54.24	$52.94
Total return	6.55%		24.61%	25.12%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.77%	0.75	%(c)(d)
Total net expenses(e)	0.78	%(c)	0.77%	0.75	%(c)(d)
Net investment income	0.83	%(c)	1.03%	1.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,224		$1,056	$795
Portfolio turnover	29%		55%	55%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$53.46		$52.31		$48.57		$49.55		$53.01		$44.66		$26.49
Income from investment operations:
Net investment income	0.15		0.42		0.45		0.27		0.61		0.64	(b)	0.49	(b)
Net realized and unrealized gain (loss)	2.89		11.07		9.80		(1.06)		(3.46)		8.37		18.15
Total from investment operations	3.04		11.49		10.25		(0.79)		(2.85)		9.01		18.64
Less distributions to shareholders:
Net investment income	(0.18)		(0.38)		(0.51)		(0.19)		(0.61)		(0.66)		(0.47)
Net realized gains	(8.67)		(9.96)		(6.00)		—		—		—		—
Total distributions to shareholders	(8.85)		(10.34)		(6.51)		(0.19)		(0.61)		(0.66)		(0.47)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$47.65		$53.46		$52.31		$48.57		$49.55		$53.01		$44.66
Total return	6.47%		24.38%		23.74%		(1.57%)		(5.26%)		20.46%		70.71%
Ratios to average net assets(d)
Total gross expenses	0.97	%(e)	0.96%		0.96	%(f)	1.01	%(e)	0.99	%(f)	0.95	%(f)	0.89	%(f)
Total net expenses(g)	0.97	%(e)	0.96	%(h)	0.96	%(f)(h)	0.94	%(e)(h)	0.94	%(f)(h)	0.95	%(f)(h)	0.89	%(f)(h)
Net investment income	0.62	%(e)	0.83%		0.90%		1.36	%(e)	1.28%		1.40%		1.28%
Supplemental data
Net assets, end of period (in thousands)	$1,702,287		$1,803,699		$1,954,532		$2,601,708		$3,887,512		$6,583,690		$6,765,345
Portfolio turnover	29%		55%		55%		64%		9%		12%		6%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Value and Restructuring Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Semiannual Report 2015
25

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Semiannual Report 2015
26

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Semiannual Report 2015
27

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class C	0.20
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.14
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $18,016 for Class A and $60 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the

Semiannual Report 2015
28

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.24%	1.24%
Class C	1.99	1.99
Class I	0.84	0.85
Class R	1.49	1.49
Class R4	0.99	0.99
Class R5	0.89	0.90
Class W	1.24	1.24
Class Y	0.84	0.85
Class Z	0.99	0.99

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $1,300,517,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$543,573,000
Unrealized depreciation	(3,140,000)
Net unrealized appreciation	$540,433,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $548,086,885 and $753,519,985, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, three unaffiliated shareholders of record owned 61.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate

Semiannual Report 2015
29

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various

Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
30

COLUMBIA VALUE AND RESTRUCTURING FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Columbia Value and Restructuring Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR238_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

CT-MK (03/15) 5383/1125800

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	28
Important Information About This Report	35

Semiannual Report 2015

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Dividend Opportunity Fund (the Fund) Class A shares returned -2.53% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund's benchmarks, as represented by the MSCI All Country World High Dividend Yield Index (Net) and the MSCI All Country World Index (Net), returned -3.11% and 0.96%, respectively, during the same period.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		-2.53	1.79	9.31	5.46
Including sales charges		-8.13	-4.07	8.02	4.84
Class B	11/01/02
Excluding sales charges		-2.88	1.07	8.50	4.67
Including sales charges		-7.14	-3.31	8.21	4.67
Class C	10/13/03
Excluding sales charges		-2.89	1.01	8.49	4.67
Including sales charges		-3.74	0.13	8.49	4.67
Class I*	09/27/10	-2.33	2.27	9.77	5.81
Class R*	09/27/10	-2.71	1.53	9.03	5.19
Class R4*	03/19/13	-2.42	2.03	9.59	5.72
Class R5*	01/08/14	-2.36	2.24	9.64	5.74
Class W*	09/27/10	-2.46	1.93	9.36	5.53
Class Y*	07/15/09	-2.25	2.33	9.78	5.83
Class Z	11/09/00	-2.39	2.04	9.59	5.72
MSCI All Country World High Dividend Yield Index (Net)		-3.11	3.26	9.58	5.99
MSCI All Country World Index (Net)		0.96	7.55	10.71	6.37

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI All Country World High Dividend Yield Index (Net) includes large and mid-cap stocks across 23 developed market countries. The index is designed to reflect the performance of equities selected from the MSCI World Index with higher than average dividend yields that are both sustainable and persistent.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World High Dividend Yield Index (Net) and the MSCI All Country World Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Paul Stocking

Steven Schroll

Dean Ramos, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 28, 2015)
Procter & Gamble Co. (The) (United States)	2.7
Nestlé SA, Registered Shares (Switzerland)	2.6
Royal Dutch Shell PLC, Class A (United Kingdom)	2.5
BP PLC (United Kingdom)	2.5
Pfizer, Inc. (United States)	2.3
Total SA (France)	2.3
Altria Group, Inc. (United States)	2.2
Johnson & Johnson (United States)	1.9
HSBC Holdings PLC, ADR (United Kingdom)	1.9
Merck & Co., Inc. (United States)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds and short term cash equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2015)
Australia	4.3
Canada	4.1
China	1.7
Denmark	0.3
France	7.4
Germany	6.2
Hong Kong	0.3
Israel	0.6
Italy	1.0
Japan	2.0
Malaysia	0.5
Netherlands	2.0
New Zealand	0.5
Norway	1.5
Poland	0.6
Spain	2.2
Sweden	1.5
Switzerland	7.3
United Kingdom	19.7
United States(a)	36.3
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2015
4

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 28, 2015)
Aerospace & Defense	2.2
Auto Components	0.9
Automobiles	1.8
Banks	8.1
Beverages	1.0
Chemicals	2.9
Commercial Services & Supplies	0.8
Communications Equipment	1.5
Construction & Engineering	1.4
Construction Materials	0.4
Diversified Telecommunication Services	7.0
Electric Utilities	2.5
Electrical Equipment	0.8
Energy Equipment & Services	0.3
Food & Staples Retailing	0.5
Food Products	3.9
Gas Utilities	0.8
Hotels, Restaurants & Leisure	1.3
Household Products	2.6
Industrial Conglomerates	1.1
Insurance	5.9
Leisure Products	0.1
Machinery	0.6
Media	1.8
Metals & Mining	3.3
Multiline Retail	0.4
Multi-Utilities	4.1
Oil, Gas & Consumable Fuels	14.7
Pharmaceuticals	12.1
Semiconductors & Semiconductor Equipment	1.5
Technology Hardware, Storage & Peripherals	0.9
Tobacco	6.9
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	3.0
Money Market Funds	2.5
Total	99.9

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
5

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	974.70	1,018.35	6.50	6.64	1.32
Class B	1,000.00	1,000.00	971.20	1,014.61	10.17	10.40	2.07
Class C	1,000.00	1,000.00	971.10	1,014.61	10.17	10.40	2.07
Class I	1,000.00	1,000.00	976.70	1,020.84	4.04	4.13	0.82
Class R	1,000.00	1,000.00	972.90	1,017.15	7.67	7.85	1.56
Class R4	1,000.00	1,000.00	975.80	1,019.65	5.22	5.34	1.06
Class R5	1,000.00	1,000.00	976.40	1,020.59	4.29	4.38	0.87
Class W	1,000.00	1,000.00	975.40	1,018.35	6.50	6.64	1.32
Class Y	1,000.00	1,000.00	977.50	1,021.14	3.75	3.83	0.76
Class Z	1,000.00	1,000.00	976.10	1,019.60	5.27	5.39	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
6

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.1%

Issuer	Shares	Value ($)
AUSTRALIA 4.3%
AMP Ltd.	898,359	4,694,831
Australia and New Zealand Banking Group Ltd.	248,141	6,845,647
BHP Billiton Ltd.	540,496	14,195,012
Coca-Cola Amatil Ltd.	271,078	2,202,231
James Hardie Industries PLC	293,719	3,468,709
Wesfarmers Ltd.	111,371	3,811,367
Woodside Petroleum Ltd.	69,770	1,915,024
Total		37,132,821
CANADA 4.1%
Bank of Montreal	104,844	6,496,134
BCE, Inc.	143,383	6,281,609
Cenovus Energy, Inc.	119,932	2,069,381
Royal Bank of Canada	102,430	6,416,521
Suncor Energy, Inc.	89,339	2,689,104
TELUS Corp.	154,303	5,485,342
Toronto-Dominion Bank (The)	23,224	1,018,372
Toronto-Dominion Bank (The)	114,298	5,010,424
Total		35,466,887
CHINA 1.7%
Bank of China Ltd., Class H	5,165,000	2,970,456
China Construction Bank Corp., Class H	4,761,000	3,958,428
China Mobile Ltd.	318,500	4,322,098
Industrial & Commercial Bank of China Ltd., Class H	4,556,000	3,329,258
Total		14,580,240
DENMARK 0.3%
TDC A/S	295,440	2,337,061
FRANCE 7.4%
AXA SA	421,926	10,713,228
Cie Generale des Etablissements Michelin	78,049	7,509,557
GDF Suez	168,232	3,741,668
Orange SA	386,642	7,052,550
Sanofi	76,853	7,542,407

Common Stocks (continued)

Issuer	Shares	Value ($)
Schneider Electric SE	34,344	2,766,383
Suez Environnement Co.	141,679	2,528,015
Total SA	349,487	18,864,394
VINCI SA	46,233	2,743,098
Total		63,461,300
GERMANY 6.2%
Allianz SE, Registered Shares	86,224	14,434,752
BASF SE	92,139	8,831,214
Daimler AG, Registered Shares	109,840	10,633,504
Freenet AG	100,961	3,012,623
ProSiebenSat.1 Media AG, Registered Shares	64,487	3,167,647
Siemens AG, Registered Shares	85,430	9,542,837
Wincor Nixdorf AG	72,948	3,527,339
Total		53,149,916
HONG KONG 0.3%
Television Broadcasts Ltd.	447,600	2,866,761
ISRAEL 0.6%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	647,051	5,237,878
ITALY 1.0%
ENI SpA	237,672	4,436,328
Snam SpA	440,316	2,228,151
Terna Rete Elettrica Nazionale SpA	474,409	2,139,476
Total		8,803,955
JAPAN 2.0%
Canon, Inc.	54,800	1,782,406
Japan Tobacco, Inc.	73,000	2,304,323
Mitsui & Co., Ltd.	186,400	2,591,760
Nissan Motor Co., Ltd.	224,700	2,367,293
NTT DoCoMo, Inc.	243,800	4,334,580
Sumitomo Mitsui Financial Group, Inc.	94,200	3,753,265
Total		17,133,627
MALAYSIA 0.5%
Malayan Banking Bhd	1,731,200	4,417,385

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
NETHERLANDS 1.7%
LyondellBasell Industries NV, Class A	57,133	4,908,296
Unilever NV-CVA	214,215	9,325,004
Total		14,233,300
NEW ZEALAND 0.5%
Spark New Zealand Ltd.	1,619,840	4,006,337
NORWAY 1.5%
Statoil ASA	462,687	8,721,346
Telenor ASA	217,647	4,366,539
Total		13,087,885
POLAND 0.6%
Powszechny Zaklad Ubezpieczen SA	37,357	4,925,035
SPAIN 2.2%
Enagas SA	141,142	4,330,851
Ferrovial SA	238,377	5,052,355
Red Electrica Corp. SA	55,366	4,717,431
Repsol SA	247,337	4,781,418
Total		18,882,055
SWEDEN 1.5%
Atlas Copco AB, Class B	168,596	5,017,232
Skanska AB, Class B	153,157	3,819,280
TeliaSonera AB	593,412	3,768,882
Total		12,605,394
SWITZERLAND 7.2%
ABB Ltd.	198,895	4,266,432
ACE Ltd.	54,478	6,211,037
Nestlé SA, Registered Shares	278,653	21,746,245
Novartis AG, ADR	143,334	14,677,402
Novartis AG, Registered Shares	57,532	5,880,834
Swiss Re AG	102,807	9,451,968
Total		62,233,918
UNITED KINGDOM 19.7%
Amec Foster Wheeler PLC	202,353	2,750,707
AstraZeneca PLC	114,247	7,883,318
BAE Systems PLC	472,645	3,881,968
BAE Systems PLC, ADR	68,390	2,239,089
BP PLC	2,972,506	20,561,488

Common Stocks (continued)

Issuer	Shares	Value ($)
British American Tobacco PLC	212,434	12,403,689
GlaxoSmithKline PLC	440,602	10,485,649
HSBC Holdings PLC	951,457	8,480,004
HSBC Holdings PLC, ADR	364,156	16,248,641
Imperial Tobacco Group PLC	294,966	14,540,395
Inmarsat PLC	316,590	4,281,605
Marks & Spencer Group PLC	455,312	3,546,301
National Grid PLC	325,514	4,455,564
Pearson PLC	426,944	9,359,757
Rio Tinto PLC	249,747	12,307,461
Royal Dutch Shell PLC, Class A	644,054	21,059,767
Vodafone Group PLC	2,919,948	10,115,871
Vodafone Group PLC, ADR	115,903	4,005,608
Total		168,606,882
UNITED STATES 33.8%
AbbVie, Inc.	113,522	6,868,081
Altria Group, Inc.	332,217	18,700,495
AT&T, Inc.	320,428	11,073,992
Chevron Corp.	116,780	12,458,090
Cisco Systems, Inc.	450,131	13,283,366
CMS Energy Corp.	150,999	5,304,595
Coca-Cola Co. (The)	151,735	6,570,125
ConocoPhillips	188,771	12,307,869
Consolidated Edison, Inc.	25,405	1,604,072
Dow Chemical Co. (The)	227,260	11,190,282
DTE Energy Co.	60,047	4,925,655
Duke Energy Corp.	145,025	11,391,714
Exxon Mobil Corp.	53,319	4,720,864
Intel Corp.	205,123	6,820,340
Johnson & Johnson	158,571	16,255,113
Kraft Foods Group, Inc.	35,789	2,292,643
Lockheed Martin Corp.	63,861	12,775,393
Mattel, Inc.	31,399	826,422
McDonald's Corp.	114,622	11,336,116
Merck & Co., Inc.	264,283	15,471,127
Microchip Technology, Inc.	123,365	6,324,924
Nucor Corp.	44,255	2,081,313
Occidental Petroleum Corp.	145,927	11,364,795
Pfizer, Inc.	551,452	18,925,833

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
PG&E Corp.	108,708	5,840,881
Philip Morris International, Inc.	135,047	11,203,499
Procter & Gamble Co. (The)	264,404	22,508,712
RR Donnelley & Sons Co.	367,593	7,009,998
Seagate Technology PLC	34,846	2,129,788
Sempra Energy	60,825	6,581,265
Verizon Communications, Inc.	127,276	6,293,798
Xcel Energy, Inc.	93,219	3,288,766
Total		289,729,926
Total Common Stocks (Cost: $763,172,967)		832,898,563

Convertible Bonds(a) 0.3%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
NETHERLANDS 0.3%
Volkswagen International Finance NV(b) 11/09/15	5.500%	EUR	1,700,000	2,447,418

Total Convertible Bonds (Cost: $2,197,215)	2,447,418

Money Market Funds 2.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	21,281,483	21,281,483
Total Money Market Funds (Cost: $21,281,483)		21,281,483
Total Investments (Cost: $786,651,665)		856,627,464
Other Assets & Liabilities, Net		667,490
Net Assets		857,294,954

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $2,447,418 or 0.29% of net assets.

(c)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,509,763	149,358,143	(137,586,423)	21,281,483	11,367	21,281,483

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

EUR  Euro

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	12,162,537	39,450,821	—	51,613,358
Consumer Staples	61,275,475	66,333,255	—	127,608,730
Energy	45,610,103	83,090,471	—	128,700,574
Financials	41,401,129	77,974,254	—	119,375,383
Health Care	72,197,555	31,792,209	—	103,989,764
Industrials	22,024,480	39,681,347	—	61,705,827
Information Technology	28,558,417	5,309,745	—	33,868,162
Materials	18,179,891	38,802,397	—	56,982,288
Telecommunication Services	38,378,226	47,598,146	—	85,976,372
Utilities	38,936,948	24,141,157	—	63,078,105
Total Equity Securities	378,724,761	454,173,802	—	832,898,563
Bonds
Convertible Bonds	—	2,447,418	—	2,447,418
Total Bonds	—	2,447,418	—	2,447,418
Mutual Funds
Money Market Funds	21,281,483	—	—	21,281,483
Total Mutual Funds	21,281,483	—	—	21,281,483
Investments in Securities	400,006,244	456,621,220	—	856,627,464

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $765,370,182)	$835,345,981
Affiliated issuers (identified cost $21,281,483)	21,281,483
Total investments (identified cost $786,651,665)	856,627,464
Foreign currency (identified cost $77,921)	78,055
Receivable for:
Investments sold	3,231
Capital shares sold	225,749
Dividends	2,530,065
Interest	75,678
Reclaims	732,156
Expense reimbursement due from Investment Manager	1,956
Prepaid expenses	4,130
Trustees' deferred compensation plan	145,443
Other assets	34,448
Total assets	860,458,375
Liabilities
Disbursements in excess of cash	76,429
Payable for:
Investments purchased	2,134,619
Capital shares purchased	608,526
Investment management fees	16,240
Distribution and/or service fees	1,413
Transfer agent fees	56,320
Administration fees	1,361
Compensation of board members	1,757
Chief compliance officer expenses	86
Other expenses	107,372
Trustees' deferred compensation plan	145,443
Other liabilities	13,855
Total liabilities	3,163,421
Net assets applicable to outstanding capital stock	$857,294,954
Represented by
Paid-in capital	$795,346,513
Undistributed net investment income	2,465,027
Accumulated net realized loss	(10,409,326)
Unrealized appreciation (depreciation) on:
Investments	69,975,799
Foreign currency translations	(83,059)
Total — representing net assets applicable to outstanding capital stock	$857,294,954

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$140,269,674
Shares outstanding	7,574,261
Net asset value per share	$18.52
Maximum offering price per share(a)	$19.65
Class B
Net assets	$1,544,927
Shares outstanding	88,749
Net asset value per share	$17.41
Class C
Net assets	$14,595,862
Shares outstanding	837,806
Net asset value per share	$17.42
Class I
Net assets	$153,949,610
Shares outstanding	8,301,615
Net asset value per share	$18.54
Class R
Net assets	$775,131
Shares outstanding	41,911
Net asset value per share	$18.49
Class R4
Net assets	$871,493
Shares outstanding	46,702
Net asset value per share	$18.66
Class R5
Net assets	$53,961
Shares outstanding	2,910
Net asset value per share	$18.54
Class W
Net assets	$2,200
Shares outstanding	119
Net asset value per share(b)	$18.52
Class Y
Net assets	$2,256
Shares outstanding	121
Net asset value per share(b)	$18.57
Class Z
Net assets	$545,229,840
Shares outstanding	29,348,479
Net asset value per share	$18.58

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,764,294
Dividends — affiliated issuers	11,367
Interest	98,396
Foreign taxes withheld	(1,554,404)
Total income	17,319,653
Expenses:
Investment management fees	3,023,935
Distribution and/or service fees
Class A	178,281
Class B	8,887
Class C	75,198
Class R	2,235
Class W	3
Transfer agent fees
Class A	207,576
Class B	2,557
Class C	21,882
Class R	1,255
Class R4	194
Class R5	17
Class W	3
Class Z	807,842
Administration fees	253,287
Compensation of board members	19,748
Custodian fees	40,559
Printing and postage fees	80,562
Registration fees	71,502
Professional fees	38,172
Chief compliance officer expenses	235
Other	47,461
Total expenses	4,881,391
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(132,202)
Total net expenses	4,749,189
Net investment income	12,570,464
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,858,301
Foreign currency translations	(765,043)
Net realized gain	3,093,258
Net change in unrealized appreciation (depreciation) on:
Investments	(39,914,554)
Foreign currency translations	(78,552)
Net change in unrealized depreciation	(39,993,106)
Net realized and unrealized loss	(36,899,848)
Net decrease in net assets from operations	$(24,329,384)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014(a)
Operations
Net investment income	$12,570,466	$28,755,470
Net realized gain	3,093,258	95,690,871
Net change in unrealized appreciation (depreciation)	(39,993,106)	15,968,681
Net increase (decrease) in net assets resulting from operations	(24,329,382)	140,415,022
Distributions to shareholders
Net investment income
Class A	(2,898,421)	(3,881,727)
Class B	(30,834)	(58,995)
Class C	(262,587)	(292,070)
Class I	(3,697,937)	(4,449,146)
Class R	(17,599)	(32,859)
Class R4	(1,891)	(1,933)
Class R5	(708)	(38)
Class W	(50)	(77)
Class Y	(57)	(81)
Class Z	(11,940,580)	(16,698,727)
Net realized gains
Class A	(14,020,410)	(5,768,263)
Class B	(177,028)	(129,247)
Class C	(1,575,567)	(601,021)
Class I	(16,210,226)	(5,040,084)
Class R	(75,626)	(56,504)
Class R4	(7,552)	(1,203)
Class R5	(3,124)	—
Class W	(240)	(121)
Class Y	(246)	(103)
Class Z	(54,231,843)	(22,702,256)
Total distributions to shareholders	(105,152,526)	(59,714,455)
Increase in net assets from capital stock activity	53,032,994	3,165,764
Total increase (decrease) in net assets	(76,448,914)	83,866,331
Net assets at beginning of period	933,743,868	849,877,537
Net assets at end of period	$857,294,954	$933,743,868
Undistributed net investment income	$2,465,027	$8,745,225

(a) Class R5 shares are based on operations from January 8, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	257,667	4,895,079	608,135	12,768,180
Distributions reinvested	864,788	15,335,285	431,039	8,752,303
Redemptions	(606,080)	(11,661,615)	(1,074,701)	(22,610,747)
Net increase (decrease)	516,375	8,568,749	(35,527)	(1,090,264)
Class B shares
Subscriptions	2,690	47,658	2,864	56,430
Distributions reinvested	10,570	176,192	8,122	155,817
Redemptions(b)	(27,935)	(516,607)	(118,038)	(2,342,692)
Net decrease	(14,675)	(292,757)	(107,052)	(2,130,445)
Class C shares
Subscriptions	63,591	1,145,986	226,012	4,469,181
Distributions reinvested	91,856	1,531,181	37,419	719,828
Redemptions	(104,994)	(1,888,910)	(188,489)	(3,726,886)
Net increase	50,453	788,257	74,942	1,462,123
Class I shares
Subscriptions	204,985	4,211,200	1,439,964	28,612,532
Distributions reinvested	1,120,800	19,907,856	465,524	9,489,020
Redemptions	(803,068)	(14,044,154)	(565,297)	(12,071,543)
Net increase	522,717	10,074,902	1,340,191	26,030,009
Class R shares
Subscriptions	2,827	54,429	39,036	839,922
Distributions reinvested	5,237	93,225	4,404	89,191
Redemptions	(25,416)	(507,226)	(49,592)	(1,070,644)
Net decrease	(17,352)	(359,572)	(6,152)	(141,531)
Class R4 shares
Subscriptions	43,493	808,530	3,633	76,084
Distributions reinvested	509	9,142	142	2,958
Redemptions	(2,467)	(49,318)	(69)	(1,469)
Net increase	41,535	768,354	3,706	77,573
Class R5 shares
Subscriptions	10,465	186,156	1,534	33,497
Distributions reinvested	199	3,530	—	—
Redemptions	(9,288)	(170,802)	—	—
Net increase	1,376	18,884	1,534	33,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Redemptions	—	—	(28)	(600)
Net decrease	—	—	(28)	(600)
Class Y shares
Redemptions	—	—	(5)	(100)
Net decrease	—	—	(5)	(100)
Class Z shares
Subscriptions	327,185	6,393,277	769,194	16,186,905
Distributions reinvested	3,621,475	64,457,244	1,886,471	38,421,766
Redemptions	(1,931,326)	(37,384,344)	(3,582,816)	(75,683,169)
Net increase (decrease)	2,017,334	33,466,177	(927,151)	(21,074,498)
Total net increase	3,117,763	53,032,994	344,458	3,165,764

(a) Class R5 shares are based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$21.63		$19.85		$19.59		$17.72		$15.28		$14.62
Income from investment operations:
Net investment income	0.26		0.61		0.51		0.27		0.01		0.00	(a)
Net realized and unrealized gain (loss)	(0.93)		2.53		1.74		1.65		2.43		0.73
Total from investment operations	(0.67)		3.14		2.25		1.92		2.44		0.73
Less distributions to shareholders:
Net investment income	(0.42)		(0.54)		(0.68)		(0.05)		—		(0.07)
Net realized gains	(2.02)		(0.82)		(1.31)		—		—		—
Total distributions to shareholders	(2.44)		(1.36)		(1.99)		(0.05)		—		(0.07)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$18.52		$21.63		$19.85		$19.59		$17.72		$15.28
Total return	(2.53%)		16.40%		12.48%		10.88%		15.97%		5.00%
Ratios to average net assets(b)
Total gross expenses	1.36	%(c)	1.27%		1.34%		1.28%		1.29%		1.43%
Total net expenses(d)	1.32	%(c)	1.25	%(e)	1.26	%(e)	1.21	%(e)	1.25	%(f)	1.25	%(f)
Net investment income	2.63	%(c)	2.92%		2.59%		1.49%		0.07%		0.01%
Supplemental data
Net assets, end of period (in thousands)	$140,270		$152,674		$140,796		$133,541		$142,349		$141,137
Portfolio turnover	22%		75%		60%		97%		62%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.02%, 0.03% and 0.07% for the years ended 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$20.48		$18.85		$18.63		$16.93		$14.71		$14.12
Income from investment operations:
Net investment income (loss)	0.18		0.40		0.34		0.10		(0.12)		(0.11)
Net realized and unrealized gain (loss)	(0.89)		2.44		1.66		1.60		2.34		0.71
Total from investment operations	(0.71)		2.84		2.00		1.70		2.22		0.60
Less distributions to shareholders:
Net investment income	(0.34)		(0.39)		(0.47)		—		—		(0.01)
Net realized gains	(2.02)		(0.82)		(1.31)		—		—		—
Total distributions to shareholders	(2.36)		(1.21)		(1.78)		—		—		(0.01)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$17.41		$20.48		$18.85		$18.63		$16.93		$14.71
Total return	(2.88%)		15.56%		11.61%		10.04%		15.09%		4.26%
Ratios to average net assets(b)
Total gross expenses	2.10	%(c)	2.02%		2.09%		2.03%		2.04%		2.18%
Total net expenses(d)	2.07	%(c)	2.00	%(e)	2.01	%(e)	1.95	%(e)	2.00	%(f)	2.00	%(f)
Net investment income (loss)	1.91	%(c)	2.03%		1.83%		0.59%		(0.70%)		(0.74%)
Supplemental data
Net assets, end of period (in thousands)	$1,545		$2,118		$3,968		$9,414		$16,112		$19,861
Portfolio turnover	22%		75%		60%		97%		62%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.01%, 0.02% and 0.08% for the years ended 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$20.49		$18.86		$18.63		$16.93		$14.71		$14.13
Income from investment operations:
Net investment income (loss)	0.18		0.43		0.35		0.12		(0.12)		(0.11)
Net realized and unrealized gain (loss)	(0.89)		2.41		1.66		1.58		2.34		0.70
Total from investment operations	(0.71)		2.84		2.01		1.70		2.22		0.59
Less distributions to shareholders:
Net investment income	(0.34)		(0.39)		(0.47)		—		—		(0.01)
Net realized gains	(2.02)		(0.82)		(1.31)		—		—		—
Total distributions to shareholders	(2.36)		(1.21)		(1.78)		—		—		(0.01)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$17.42		$20.49		$18.86		$18.63		$16.93		$14.71
Total return	(2.89%)		15.55%		11.66%		10.04%		15.09%		4.18%
Ratios to average net assets(b)
Total gross expenses	2.11	%(c)	2.02%		2.09%		2.04%		2.04%		2.18%
Total net expenses(d)	2.07	%(c)	2.00	%(e)	2.01	%(e)	1.95	%(e)	2.00	%(f)	2.00	%(f)
Net investment income (loss)	1.89	%(c)	2.17%		1.84%		0.72%		(0.68%)		(0.74%)
Supplemental data
Net assets, end of period (in thousands)	$14,596		$16,136		$13,439		$13,319		$15,251		$15,994
Portfolio turnover	22%		75%		60%		97%		62%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.02%, 0.03% and 0.09% for the years ended 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class I	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$21.66		$19.87	$19.64	$17.80	$17.01
Income from investment operations:
Net investment income	0.31		0.72	0.58	0.35	0.09
Net realized and unrealized gain (loss)	(0.94)		2.53	1.76	1.64	0.74
Total from investment operations	(0.63)		3.25	2.34	1.99	0.83
Less distributions to shareholders:
Net investment income	(0.47)		(0.64)	(0.80)	(0.15)	(0.04)
Net realized gains	(2.02)		(0.82)	(1.31)	—	—
Total distributions to shareholders	(2.49)		(1.46)	(2.11)	(0.15)	(0.04)
Proceeds from regulatory settlements	—		—	—	0.00 (b)	—
Net asset value, end of period	$18.54		$21.66	$19.87	$19.64	$17.80
Total return	(2.33%)		16.95%	12.98%	11.27%	4.90%
Ratios to average net assets(c)
Total gross expenses	0.82	%(d)	0.81%	0.84%	0.85%	0.75	%(d)
Total net expenses(e)	0.82	%(d)	0.81%	0.83%	0.83%	0.75	%(d)(f)
Net investment income	3.14	%(d)	3.45%	2.94%	1.91%	0.57	%(d)
Supplemental data
Net assets, end of period (in thousands)	$153,950		$168,474	$127,949	$3	$3
Portfolio turnover	22%		75%	60%	97%	62%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$21.61		$19.83		$19.54		$17.67		$16.97
Income from investment operations:
Net investment income	0.24		0.57		0.46		0.23		0.00	(b)
Net realized and unrealized gain (loss)	(0.95)		2.52		1.75		1.64		0.70
Total from investment operations	(0.71)		3.09		2.21		1.87		0.70
Less distributions to shareholders:
Net investment income	(0.39)		(0.49)		(0.61)		(0.00	)(b)	—
Net realized gains	(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(2.41)		(1.31)		(1.92)		(0.00	)(b)	—
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$18.49		$21.61		$19.83		$19.54		$17.67
Total return	(2.71%)		16.13%		12.25%		10.61%		4.12%
Ratios to average net assets(c)
Total gross expenses	1.59	%(d)	1.52%		1.59%		1.53%		1.54	%(d)
Total net expenses(e)	1.56	%(d)	1.50	%(f)	1.51	%(f)	1.46	%(f)	1.50	%(d)(g)
Net investment income	2.38	%(d)	2.72%		2.33%		1.24%		0.02	%(d)
Supplemental data
Net assets, end of period (in thousands)	$775		$1,280		$1,297		$1,082		$1,071
Portfolio turnover	22%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.02%, 0.03% and 0.07% for the years ended 2014, 2013 and 2012, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$21.78		$19.97		$19.69
Income from investment operations:
Net investment income	0.30		0.76		0.25
Net realized and unrealized gain (loss)	(0.95)		2.46		0.33
Total from investment operations	(0.65)		3.22		0.58
Less distributions to shareholders:
Net investment income	(0.45)		(0.59)		(0.30)
Net realized gains	(2.02)		(0.82)		—
Total distributions to shareholders	(2.47)		(1.41)		(0.30)
Net asset value, end of period	$18.66		$21.78		$19.97
Total return	(2.42%)		16.74%		3.02%
Ratios to average net assets(b)
Total gross expenses	1.17	%(c)	1.03%		1.07	%(c)
Total net expenses(d)	1.06	%(c)	0.99	%(e)	1.01	%(c)(e)
Net investment income	3.22	%(c)	3.56%		2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$871		$113		$29
Portfolio turnover	22%		75%		60%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.03% and 0.05% for the years ended 2014 and 2013, respectively.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014(a)
Per share data
Net asset value, beginning of period	$21.66		$20.57
Income from investment operations:
Net investment income	0.28		0.39
Net realized and unrealized gain (loss)	(0.92)		1.01
Total from investment operations	(0.64)		1.40
Less distributions to shareholders:
Net investment income	(0.46)		(0.31)
Net realized gains	(2.02)		—
Total distributions to shareholders	(2.48)		(0.31)
Net asset value, end of period	$18.54		$21.66
Total return	(2.36%)		6.85%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.88	%(c)
Total net expenses(d)	0.87	%(c)	0.88	%(c)
Net investment income	2.98	%(c)	2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$54		$33
Portfolio turnover	22%		75%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$21.62		$19.83		$19.57		$17.73		$16.97
Income from investment operations:
Net investment income	0.27		0.61		0.51		0.28		0.03
Net realized and unrealized gain (loss)	(0.93)		2.55		1.74		1.64		0.73
Total from investment operations	(0.66)		3.16		2.25		1.92		0.76
Less distributions to shareholders:
Net investment income	(0.42)		(0.55)		(0.68)		(0.08)		—
Net realized gains	(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(2.44)		(1.37)		(1.99)		(0.08)		—
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$18.52		$21.62		$19.83		$19.57		$17.73
Total return	(2.46%)		16.50%		12.48%		10.86%		4.48%
Ratios to average net assets(c)
Total gross expenses	1.36	%(d)	1.28%		1.33%		1.33%		1.21	%(d)
Total net expenses(e)	1.32	%(d)	1.26	%(f)	1.26	%(f)	1.23	%(f)	1.16	%(d)(g)
Net investment income	2.75	%(d)	2.85%		2.60%		1.51%		0.15	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$3		$3		$3
Portfolio turnover	22%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.02%, 0.03% and 0.08% for the years ended 2014, 2013 and 2012, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$21.68		$19.89	$19.65	$17.79	$15.32		$14.64
Income from investment operations:
Net investment income	0.32		0.72	0.59	0.31	0.09		0.07
Net realized and unrealized gain (loss)	(0.94)		2.54	1.74	1.68	2.42		0.74
Total from investment operations	(0.62)		3.26	2.33	1.99	2.51		0.81
Less distributions to shareholders:
Net investment income	(0.47)		(0.65)	(0.78)	(0.13)	(0.04)		(0.13)
Net realized gains	(2.02)		(0.82)	(1.31)	—	—		—
Total distributions to shareholders	(2.49)		(1.47)	(2.09)	(0.13)	(0.04)		(0.13)
Proceeds from regulatory settlements	—		—	—	0.00 (a)	—		—
Net asset value, end of period	$18.57		$21.68	$19.89	$19.65	$17.79		$15.32
Total return	(2.25%)		17.00%	12.93%	11.28%	16.40%		5.51%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.81%	0.96%	0.82%	0.83%		0.83%
Total net expenses(d)	0.76	%(c)	0.81%	0.88%	0.82%	0.83	%(e)	0.83	%(e)
Net investment income	3.22	%(c)	3.33%	2.97%	1.70%	0.51%		0.43%
Supplemental data
Net assets, end of period (in thousands)	$2		$3	$3	$2	$15,557		$9,826
Portfolio turnover	22%		75%	60%	97%	62%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$21.69		$19.90		$19.66		$17.78		$15.32		$14.64
Income from investment operations:
Net investment income	0.28		0.67		0.56		0.31		0.06		0.04
Net realized and unrealized gain (loss)	(0.93)		2.53		1.75		1.67		2.42		0.74
Total from investment operations	(0.65)		3.20		2.31		1.98		2.48		0.78
Less distributions to shareholders:
Net investment income	(0.44)		(0.59)		(0.76)		(0.10)		(0.02)		(0.10)
Net realized gains	(2.02)		(0.82)		(1.31)		—		—		—
Total distributions to shareholders	(2.46)		(1.41)		(2.07)		(0.10)		(0.02)		(0.10)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$18.58		$21.69		$19.90		$19.66		$17.78		$15.32
Total return	(2.39%)		16.70%		12.76%		11.20%		16.17%		5.31%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.02%		1.09%		1.03%		1.04%		1.18%
Total net expenses(d)	1.07	%(c)	1.00	%(e)	1.01	%(e)	0.95	%(e)	1.00	%(f)	1.00	%(f)
Net investment income	2.88	%(c)	3.16%		2.84%		1.72%		0.34%		0.26%
Supplemental data
Net assets, end of period (in thousands)	$545,230		$592,910		$562,394		$585,285		$670,362		$525,150
Portfolio turnover	22%		75%		60%		97%		62%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact 0.02%, 0.03% and 0.08% for the years ended 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Global Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no

Semiannual Report 2015
28

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report 2015
29

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the

Semiannual Report 2015
30

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.29%
Class B	0.29
Class C	0.29
Class R	0.28
Class R4	0.30
Class R5	0.05
Class W	0.29
Class Z	0.29

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Semiannual Report 2015
31

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $48,464, for Class A, $33 for Class B and $244 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.30%	1.33%
Class B	2.05	2.08
Class C	2.05	2.08
Class I	0.85	0.91
Class R	1.55	1.58
Class R4	1.05	1.08
Class R5	0.90	0.96
Class W	1.30	1.33
Class Y	0.85	0.91
Class Z	1.05	1.08

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $786,652,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$100,850,000
Unrealized depreciation	(30,874,000)
Net unrealized appreciation	$69,976,000

The following capital loss carryforwards, determined as of August 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	13,204,583

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2015
32

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $193,242,016 and $236,188,191, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, affiliated shareholders of record owned 20.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

Semiannual Report 2015
33

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
34

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia Global Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR154_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA GREATER CHINA FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA GREATER CHINA FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA GREATER CHINA FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Greater China Fund (the Fund) Class A shares returned 3.68% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund's two benchmarks, the MSCI China Index (Net) and the Hang Seng Index, returned 5.93% and 0.26%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/16/97
Excluding sales charges		3.68	10.54	7.06	11.69
Including sales charges		-2.27	4.18	5.80	11.03
Class B	05/16/97
Excluding sales charges		3.30	9.70	6.26	10.86
Including sales charges		-0.80	5.34	6.02	10.86
Class C	05/16/97
Excluding sales charges		3.28	9.70	6.26	10.86
Including sales charges		2.46	8.83	6.26	10.86
Class I*	08/02/11	3.92	11.04	7.41	11.87
Class R4*	03/19/13	3.81	10.79	7.16	11.74
Class R5*	11/08/12	3.91	10.99	7.26	11.79
Class W*	06/18/12	3.69	10.57	7.09	11.71
Class Z	05/16/97	3.83	10.83	7.33	11.98
MSCI China Index (Net)		5.93	19.04	5.80	13.10
Hang Seng Index		0.26	8.78	3.81	5.81

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.

The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA GREATER CHINA FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 28, 2015)
Tencent Holdings Ltd.	13.8
China Mobile Ltd.	7.9
Industrial & Commercial Bank of China Ltd., Class H	6.9
Ping An Insurance Group Co. of China Ltd., Class H	4.6
Bank of China Ltd., Class H	4.1
WuXi PharmaTech (Cayman), Inc. ADR	3.3
China Construction Bank Corp., Class H	3.3
Baidu, Inc., ADR	3.2
China Life Insurance Co., Ltd., Class H	3.1
Dalian Wanda Commercial Properties Co., Ltd., Class H	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2015)
China	92.5
Hong Kong	2.4
Taiwan	1.4
United States(a)	3.7
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA GREATER CHINA FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.80	1,017.05	8.02	7.95	1.58
Class B	1,000.00	1,000.00	1,033.00	1,013.31	11.81	11.70	2.33
Class C	1,000.00	1,000.00	1,032.80	1,013.26	11.86	11.75	2.34
Class I	1,000.00	1,000.00	1,039.20	1,019.30	5.74	5.69	1.13
Class R4	1,000.00	1,000.00	1,038.10	1,018.10	6.96	6.89	1.37
Class R5	1,000.00	1,000.00	1,039.10	1,018.95	6.10	6.04	1.20
Class W	1,000.00	1,000.00	1,036.90	1,017.15	7.92	7.85	1.56
Class Z	1,000.00	1,000.00	1,038.30	1,018.25	6.81	6.74	1.34

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 9.0%
Automobiles 2.9%
Chongqing Changan Automobile Co., Ltd., Class B	1,201,700	3,268,428
SAIC Motor Corp., Ltd., Class A	136,068	528,681
Total		3,797,109
Hotels, Restaurants & Leisure 1.7%
Galaxy Entertainment Group Ltd.	216,000	1,095,026
Sands China Ltd.	243,600	1,110,155
Total		2,205,181
Household Durables 1.4%
Haier Electronics Group Co., Ltd.	698,000	1,839,530
Internet & Catalog Retail 2.0%
Vipshop Holdings Ltd., ADS(a)	104,193	2,547,519
Textiles, Apparel & Luxury Goods 1.0%
Luthai Textile Co., Ltd., Class B	910,226	1,244,023
Total Consumer Discretionary		11,633,362
CONSUMER STAPLES 1.1%
Food Products 1.1%
China Mengniu Dairy Co., Ltd.	300,000	1,354,831
Total Consumer Staples		1,354,831
ENERGY 2.9%
Oil, Gas & Consumable Fuels 2.9%
CNOOC Ltd.	1,486,500	2,126,742
PetroChina Co., Ltd., Class H	1,380,000	1,607,061
Total		3,733,803
Total Energy		3,733,803
FINANCIALS 28.9%
Banks 13.8%
Bank of China Ltd., Class H	8,809,000	5,066,167
China Construction Bank Corp., Class H	4,917,340	4,088,413
Industrial & Commercial Bank of China Ltd., Class H	11,732,000	8,573,058
Total		17,727,638
Capital Markets 1.1%
Haitong Securities Co., Ltd., Class H	591,270	1,408,280

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 9.4%
China Life Insurance Co., Ltd., Class H	908,000	3,901,316
China Pacific Insurance Group Co., Ltd., Class H	194,000	1,012,646
PICC Property & Casualty Co., Ltd., Class H	652,000	1,396,728
Ping An Insurance Group Co. of China Ltd., Class H	520,500	5,785,260
Total		12,095,950
Real Estate Management & Development 4.6%
China Overseas Land & Investment Ltd.	324,320	989,119
China Vanke Co., Ltd., Class H(a)	544,010	1,249,311
Dalian Wanda Commercial Properties Co., Ltd., Class H(a)	600,000	3,670,801
Total		5,909,231
Total Financials		37,141,099
HEALTH CARE 13.7%
Biotechnology 1.8%
China Biologic Products, Inc.(a)	29,961	2,295,013
Life Sciences Tools & Services 3.2%
WuXi PharmaTech (Cayman), Inc. ADR(a)	103,378	4,129,951
Pharmaceuticals 8.7%
China Animal Healthcare Ltd.	1,050,000	594,182
China Medical System Holdings Ltd.	1,465,000	2,428,675
China Traditional Chinese Medicine Co., Ltd.(a)	852,000	524,604
CSPC Pharmaceutical Group Ltd.	3,148,000	2,572,667
Lijun International Pharmaceutical Holding Co., Ltd.	3,170,000	1,348,742
Luye Pharma Group Ltd.(a)	2,081,000	2,442,478
Sihuan Pharmaceutical Holdings Group Ltd.	2,248,000	1,338,243
Total		11,249,591
Total Health Care		17,674,555
INDUSTRIALS 7.6%
Aerospace & Defense 0.9%
Aerospace Industrial Development Corp.(a)	1,005,000	1,178,984

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Air Freight & Logistics 2.6%
Kerry Logistics Network Ltd.	595,500	861,005
Sinotrans Ltd., Class H	3,670,000	2,428,201
Total		3,289,206
Commercial Services & Supplies 0.8%
Dongjiang Environmental Co. Ltd. Class H	301,400	1,051,197
Electrical Equipment 2.2%
Zhuzhou CSR Times Electric Co., Ltd., Class H	508,500	2,865,659
Road & Rail 1.1%
Daqin Railway Co., Ltd., Class A	847,700	1,442,669
Total Industrials		9,827,715
INFORMATION TECHNOLOGY 22.7%
Electronic Equipment, Instruments & Components 2.4%
AAC Technologies Holdings, Inc.	141,000	933,456
Pax Global Technology Ltd.(a)	2,369,000	2,158,454
Total		3,091,910
Internet Software & Services 18.7%
58.Com, Inc., ADR(a)	7,589	316,310
Alibaba Group Holding Ltd., ADR(a)	30,509	2,596,926
Baidu, Inc., ADR(a)	19,818	4,037,917
Tencent Holdings Ltd.	981,800	17,130,201
Total		24,081,354
Semiconductors & Semiconductor Equipment 0.6%
GCL-Poly Energy Holdings Ltd.(a)	2,845,000	680,979
Technology Hardware, Storage & Peripherals 1.0%
Catcher Technology Co., Ltd.	69,000	627,765
Lenovo Group Ltd.	452,000	696,286
Total		1,324,051
Total Information Technology		29,178,294

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 7.7%
Wireless Telecommunication Services 7.7%
China Mobile Ltd.	728,500	9,885,866
Total Telecommunication Services		9,885,866
UTILITIES 3.2%
Gas Utilities 1.8%
China Gas Holdings Ltd.	420,000	652,637
ENN Energy Holdings Ltd.	324,000	1,720,378
Total		2,373,015
Water Utilities 1.4%
CT Environmental Group Ltd.	1,167,590	1,173,175
Guangdong Investment Ltd.	454,000	584,889
Total		1,758,064
Total Utilities		4,131,079
Total Common Stocks (Cost: $77,547,761)		124,560,604

Money Market Funds 3.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	4,829,363	4,829,363
Total Money Market Funds (Cost: $4,829,363)		4,829,363
Total Investments (Cost: $82,377,124)		129,389,967
Other Assets & Liabilities, Net		(757,989)
Net Assets		128,631,978

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,793,843	34,673,066	(33,637,546)	4,829,363	2,347	4,829,363

Abbreviation Legend

ADR  American Depositary Receipt

ADS  American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,547,519	9,085,843	—	11,633,362
Consumer Staples	—	1,354,831	—	1,354,831
Energy	—	3,733,803	—	3,733,803
Financials	—	37,141,099	—	37,141,099
Health Care	6,424,964	11,249,591	—	17,674,555
Industrials	—	9,827,715	—	9,827,715
Information Technology	6,951,153	22,227,141	—	29,178,294
Telecommunication Services	—	9,885,866	—	9,885,866
Utilities	—	4,131,079	—	4,131,079
Total Equity Securities	15,923,636	108,636,968	—	124,560,604
Mutual Funds
Money Market Funds	4,829,363	—	—	4,829,363
Total Mutual Funds	4,829,363	—	—	4,829,363
Total	20,752,999	108,636,968	—	129,389,967

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA GREATER CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $77,547,761)	$124,560,604
Affiliated issuers (identified cost $4,829,363)	4,829,363
Total investments (identified cost $82,377,124)	129,389,967
Receivable for:
Capital shares sold	188,709
Dividends	545
Prepaid expenses	476
Trustees' deferred compensation plan	39,228
Other assets	11,859
Total assets	129,630,784
Liabilities
Payable for:
Investments purchased	635,097
Capital shares purchased	239,445
Investment management fees	3,086
Distribution and/or service fees	966
Transfer agent fees	38,947
Administration fees	284
Compensation of board members	1,079
Chief compliance officer expenses	11
Other expenses	40,663
Trustees' deferred compensation plan	39,228
Total liabilities	998,806
Net assets applicable to outstanding capital stock	$128,631,978
Represented by
Paid-in capital	$76,501,793
Excess of distributions over net investment income	(860,190)
Accumulated net realized gain	5,977,532
Unrealized appreciation (depreciation) on:
Investments	47,012,843
Total — representing net assets applicable to outstanding capital stock	$128,631,978

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA GREATER CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$72,936,224
Shares outstanding	1,910,504
Net asset value per share	$38.18
Maximum offering price per share(a)	$40.51
Class B
Net assets	$1,881,309
Shares outstanding	53,504
Net asset value per share	$35.16
Class C
Net assets	$14,885,749
Shares outstanding	412,993
Net asset value per share	$36.04
Class I
Net assets	$2,238
Shares outstanding	54
Net asset value per share(b)	$41.19
Class R4
Net assets	$67,835
Shares outstanding	1,623
Net asset value per share(b)	$41.79
Class R5
Net assets	$361,057
Shares outstanding	8,634
Net asset value per share	$41.82
Class W
Net assets	$2,190
Shares outstanding	57
Net asset value per share(b)	$38.18
Class Z
Net assets	$38,495,376
Shares outstanding	937,160
Net asset value per share	$41.08

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA GREATER CHINA FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$291,109
Dividends — affiliated issuers	2,347
Interest	4
Foreign taxes withheld	(17,650)
Total income	275,810
Expenses:
Investment management fees	580,279
Distribution and/or service fees
Class A	105,771
Class B	12,535
Class C	75,441
Class W	3
Transfer agent fees
Class A	84,684
Class B	2,508
Class C	15,128
Class R4	37
Class R5	40
Class W	2
Class Z	31,161
Administration fees	53,359
Compensation of board members	10,791
Custodian fees	24,299
Printing and postage fees	18,872
Registration fees	45,272
Professional fees	16,212
Line of credit interest expense	1,596
Chief compliance officer expenses	35
Other	6,724
Total expenses	1,084,749
Net investment loss	(808,939)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	6,217,369
Foreign currency translations	(4,545)
Net realized gain	6,212,824
Net change in unrealized appreciation (depreciation) on:
Investments	(965,796)
Foreign currency translations	172
Net change in unrealized depreciation	(965,624)
Net realized and unrealized gain	5,247,200
Net increase in net assets resulting from operations	$4,438,261

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA GREATER CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income (loss)	$(808,939)	$962,259
Net realized gain	6,212,824	44,841,316
Net change in unrealized depreciation	(965,624)	(16,607,029)
Net increase in net assets resulting from operations	4,438,261	29,196,546
Distributions to shareholders
Net investment income
Class A	(511,016)	(1,230,481)
Class B	—	(37,419)
Class C	—	(152,563)
Class I	(29)	(16,732)
Class R4	(499)	(286)
Class R5	(1,461)	(1,520)
Class W	(19)	(48)
Class Z	(243,129)	(492,797)
Net realized gains
Class A	(14,411,020)	(17,360,587)
Class B	(474,688)	(947,992)
Class C	(2,999,146)	(3,865,143)
Class I	(467)	(186,486)
Class R4	(10,321)	(3,571)
Class R5	(26,161)	(17,515)
Class W	(493)	(652)
Class Z	(4,974,533)	(6,058,000)
Total distributions to shareholders	(23,652,982)	(30,371,792)
Increase (decrease) in net assets from capital stock activity	1,878,096	(34,206,883)
Total decrease in net assets	(17,336,625)	(35,382,129)
Net assets at beginning of period	145,968,603	181,350,732
Net assets at end of period	$128,631,978	$145,968,603
Undistributed (excess of distributions over) net investment income	$(860,190)	$704,902

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA GREATER CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	182,384	7,702,414	581,825	26,547,329
Distributions reinvested	370,206	13,323,734	386,968	16,353,257
Redemptions	(760,800)	(33,197,379)	(450,869)	(20,857,788)
Net increase (decrease)	(208,210)	(12,171,231)	517,924	22,042,798
Class B shares
Subscriptions	2,283	77,323	5,029	199,461
Distributions reinvested	11,974	397,537	19,151	759,128
Redemptions(a)	(29,705)	(1,132,160)	(47,467)	(1,974,847)
Net decrease	(15,448)	(657,300)	(23,287)	(1,016,258)
Class C shares
Subscriptions	33,631	1,217,753	37,086	1,559,293
Distributions reinvested	65,744	2,237,255	73,147	2,957,343
Redemptions	(49,062)	(1,879,778)	(110,868)	(4,764,644)
Net increase (decrease)	50,313	1,575,230	(635)	(248,008)
Class I shares
Subscriptions	—	—	697	37,545
Distributions reinvested	—	—	4,513	202,683
Redemptions	—	—	(1,037,186)	(57,095,817)
Net increase (decrease)	—	—	(1,031,976)	(56,855,589)
Class R4 shares
Subscriptions	1,915	88,449	306	15,101
Distributions reinvested	263	10,342	71	3,233
Redemptions	(715)	(30,186)	(445)	(19,716)
Net increase (decrease)	1,463	68,605	(68)	(1,382)
Class R5 shares
Subscriptions	5,712	239,585	2,201	119,736
Distributions reinvested	689	27,138	405	18,403
Redemptions	(124)	(5,117)	(300)	(13,714)
Net increase	6,277	261,606	2,306	124,425
Class Z shares
Subscriptions	373,699	15,780,960	162,620	8,085,186
Distributions reinvested	102,646	3,973,418	106,852	4,788,042
Redemptions	(148,636)	(6,953,192)	(225,893)	(11,126,097)
Net increase	327,709	12,801,186	43,579	1,747,131
Total net increase (decrease)	162,104	1,878,096	(492,157)	(34,206,883)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$45.93		$48.80		$42.08		$51.02		$51.35		$44.30
Income from investment operations:
Net investment income (loss)	(0.24)		0.33		0.44		0.50		0.15		0.17
Net realized and unrealized gain (loss)	1.39		8.97		6.81		(6.83)		1.05		7.06
Total from investment operations	1.15		9.30		7.25		(6.33)		1.20		7.23
Less distributions to shareholders:
Net investment income	(0.30)		(0.81)		(0.53)		(0.05)		(0.17)		(0.22)
Net realized gains	(8.60)		(11.36)		—		(2.56)		(1.36)		—
Total distributions to shareholders	(8.90)		(12.17)		(0.53)		(2.61)		(1.53)		(0.22)
Proceeds from regulatory settlements	—		—		—		—		—		0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.01
Net asset value, end of period	$38.18		$45.93		$48.80		$42.08		$51.02		$51.35
Total return	3.68%		21.22%		17.24%		(12.20%)		2.03%		16.42%
Ratios to average net assets(a)
Total gross expenses	1.58	%(b)(c)	1.57	%(b)	1.54%		1.53%		1.58	%(b)	1.62	%(b)
Total net expenses(d)	1.58	%(b)(c)	1.57	%(b)(e)	1.54	%(e)	1.53	%(e)	1.58	%(b)(e)	1.62	%(b)(e)
Net investment income (loss)	(1.15	%)(c)	0.73%		0.94%		1.11%		0.26%		0.33%
Supplemental data
Net assets, end of period (in thousands)	$72,936		$97,302		$78,119		$76,683		$101,344		$116,870
Portfolio turnover	29%		61%		39%		38%		36%		23%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$42.85		$46.24		$39.90		$48.83		$49.42		$42.77
Income from investment operations:
Net investment income (loss)	(0.38)		(0.09)		0.04		0.10		(0.28)		(0.20)
Net realized and unrealized gain (loss)	1.29		8.51		6.49		(6.47)		1.05		6.81
Total from investment operations	0.91		8.42		6.53		(6.37)		0.77		6.61
Less distributions to shareholders:
Net investment income	—		(0.45)		(0.19)		—		—		—
Net realized gains	(8.60)		(11.36)		—		(2.56)		(1.36)		—
Total distributions to shareholders	(8.60)		(11.81)		(0.19)		(2.56)		(1.36)		—
Proceeds from regulatory settlements	—		—		—		—		—		0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.01
Net asset value, end of period	$35.16		$42.85		$46.24		$39.90		$48.83		$49.42
Total return	3.30%		20.28%		16.36%		(12.86%)		1.27%		15.55%
Ratios to average net assets(a)
Total gross expenses	2.33	%(b)(c)	2.32	%(b)	2.29%		2.28%		2.33	%(b)	2.37	%(b)
Total net expenses(d)	2.33	%(b)(c)	2.32	%(b)(e)	2.29	%(e)	2.28	%(e)	2.33	%(b)(e)	2.37	%(b)(e)
Net investment income (loss)	(1.90	%)(c)	(0.22%)		0.09%		0.22%		(0.50%)		(0.42%)
Supplemental data
Net assets, end of period (in thousands)	$1,881		$2,955		$4,265		$5,769		$13,364		$16,718
Portfolio turnover	29%		61%		39%		38%		36%		23%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$43.71		$46.94		$40.51		$49.52		$50.10		$43.36
Income from investment operations:
Net investment income (loss)	(0.39)		(0.02)		0.07		0.14		(0.28)		(0.21)
Net realized and unrealized gain (loss)	1.32		8.60		6.55		(6.59)		1.06		6.91
Total from investment operations	0.93		8.58		6.62		(6.45)		0.78		6.70
Less distributions to shareholders:
Net investment income	—		(0.45)		(0.19)		—		—		—
Net realized gains	(8.60)		(11.36)		—		(2.56)		(1.36)		—
Total distributions to shareholders	(8.60)		(11.81)		(0.19)		(2.56)		(1.36)		—
Proceeds from regulatory settlements	—		—		—		—		—		0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.01
Net asset value, end of period	$36.04		$43.71		$46.94		$40.51		$49.52		$50.10
Total return	3.28%		20.32%		16.33%		(12.84%)		1.28%		15.54%
Ratios to average net assets(a)
Total gross expenses	2.34	%(b)(c)	2.32	%(b)	2.29%		2.28%		2.33	%(b)	2.37	%(b)
Total net expenses(d)	2.34	%(b)(c)	2.32	%(b)(e)	2.29	%(e)	2.28	%(e)	2.33	%(b)(e)	2.37	%(b)(e)
Net investment income (loss)	(1.94	%)(c)	(0.05%)		0.15%		0.33%		(0.50%)		(0.43%)
Supplemental data
Net assets, end of period (in thousands)	$14,886		$15,851		$17,056		$20,401		$30,461		$36,371
Portfolio turnover	29%		61%		39%		38%		36%		23%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class I	(Unaudited)		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$48.96		$51.30		$44.20	$53.36		$57.86
Income from investment operations:
Net investment income (loss)	(0.16)		0.90		0.70	0.73		0.09
Net realized and unrealized gain (loss)	1.52		9.14		7.13	(7.14)		(4.59)
Total from investment operations	1.36		10.04		7.83	(6.41)		(4.50)
Less distributions to shareholders:
Net investment income	(0.53)		(1.02)		(0.73)	(0.19)		—
Net realized gains	(8.60)		(11.36)		—	(2.56)		—
Total distributions to shareholders	(9.13)		(12.38)		(0.73)	(2.75)		—
Net asset value, end of period	$41.19		$48.96		$51.30	$44.20		$53.36
Total return	3.92%		21.75%		17.75%	(11.78%)		(7.78%)
Ratios to average net assets(b)
Total gross expenses	1.13	%(c)(d)	1.08	%(c)	1.09%	1.08%		3.00	%(c)(d)
Total net expenses(e)	1.13	%(c)(d)	1.08	%(c)	1.09%	1.08	%(f)	1.56	%(c)(d)(f)
Net investment income (loss)	(0.73	%)(d)	1.61%		1.41%	1.57%		2.28	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$52,946	$69,532		$18,532
Portfolio turnover	29%		61%		39%	38%		36%

Notes to Financial Highlights

(a)  Based on operations from August 2, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$49.47		$51.71		$49.17
Income from investment operations:
Net investment income (loss)	(0.25)		(0.01)		0.88
Net realized and unrealized gain	1.58		10.04		1.66
Total from investment operations	1.33		10.03		2.54
Less distributions to shareholders:
Net investment income	(0.41)		(0.91)		—
Net realized gains	(8.60)		(11.36)		—
Total distributions to shareholders	(9.01)		(12.27)		—
Net asset value, end of period	$41.79		$49.47		$51.71
Total return	3.81%		21.50%		5.17%
Ratios to average net assets(b)
Total gross expenses	1.37	%(c)(d)	1.33	%(c)	1.32	%(d)
Total net expenses(e)	1.37	%(c)(d)	1.33	%(c)(f)	1.32	%(d)(f)
Net investment income (loss)	(1.18	%)(d)	(0.03%)		4.00	%(d)
Supplemental data
Net assets, end of period (in thousands)	$68		$8		$12
Portfolio turnover	29%		61%		39%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$49.52		$51.76		$48.84
Income from investment operations:
Net investment income (loss)	(0.20)		0.73		0.63
Net realized and unrealized gain	1.58		9.38		2.97
Total from investment operations	1.38		10.11		3.60
Less distributions to shareholders:
Net investment income	(0.48)		(0.99)		(0.68)
Net realized gains	(8.60)		(11.36)		—
Total distributions to shareholders	(9.08)		(12.35)		(0.68)
Net asset value, end of period	$41.82		$49.52		$51.76
Total return	3.91%		21.67%		7.40%
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)(d)	1.19	%(c)	1.16	%(d)
Total net expenses(e)	1.20	%(c)(d)	1.19	%(c)	1.16	%(d)
Net investment income (loss)	(0.89	%)(d)	1.58%		1.53	%(d)
Supplemental data
Net assets, end of period (in thousands)	$361		$117		$3
Portfolio turnover	29%		61%		39%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class W	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$45.95		$48.82		$42.10		$43.58
Income from investment operations:
Net investment income (loss)	(0.24)		0.36		0.51		(0.05)
Net realized and unrealized gain (loss)	1.39		8.96		6.77		(1.43)
Total from investment operations	1.15		9.32		7.28		(1.48)
Less distributions to shareholders:
Net investment income	(0.32)		(0.83)		(0.56)		—
Net realized gains	(8.60)		(11.36)		—		—
Total distributions to shareholders	(8.92)		(12.19)		(0.56)		—
Net asset value, end of period	$38.18		$45.95		$48.82		$42.10
Total return	3.69%		21.27%		17.30%		(3.40%)
Ratios to average net assets(b)
Total gross expenses	1.56	%(c)(d)	1.52	%(c)	1.49%		1.47	%(d)
Total net expenses(e)	1.56	%(c)(d)	1.52	%(c)(f)	1.49	%(f)	1.47	%(d)
Net investment income (loss)	(1.15	%)(d)	0.78%		1.07%		(0.55	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$3		$2
Portfolio turnover	29%		61%		39%		38%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$48.78		$51.16		$44.08		$53.35		$53.60		$46.20
Income from investment operations:
Net investment income (loss)	(0.21)		0.46		0.59		0.63		0.53		0.30
Net realized and unrealized gain (loss)	1.53		9.45		7.13		(7.14)		0.87		7.37
Total from investment operations	1.32		9.91		7.72		(6.51)		1.40		7.67
Less distributions to shareholders:
Net investment income	(0.42)		(0.93)		(0.64)		(0.20)		(0.29)		(0.31)
Net realized gains	(8.60)		(11.36)		—		(2.56)		(1.36)		—
Total distributions to shareholders	(9.02)		(12.29)		(0.64)		(2.76)		(1.65)		(0.31)
Proceeds from regulatory settlements	—		—		—		—		—		0.03
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.01
Net asset value, end of period	$41.08		$48.78		$51.16		$44.08		$53.35		$53.60
Total return	3.83%		21.49%		17.54%		(11.98%)		2.31%		16.71%
Ratios to average net assets(a)
Total gross expenses	1.34	%(b)(c)	1.32	%(b)	1.29%		1.28%		1.31	%(b)	1.37	%(b)
Total net expenses(d)	1.34	%(b)(c)	1.32	%(b)(e)	1.29	%(e)	1.28	%(e)	1.31	%(b)(e)	1.37	%(b)(e)
Net investment income (loss)	(0.97	%)(c)	0.96%		1.18%		1.34%		0.88%		0.58%
Supplemental data
Net assets, end of period (in thousands)	$38,495		$29,730		$28,948		$29,165		$50,261		$55,021
Portfolio turnover	29%		61%		39%		38%		36%		23%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2015
22

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net

Semiannual Report 2015
23

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of

Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.68% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a

Semiannual Report 2015
24

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class R5	0.05
Class W	0.17
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $31,126 for Class A, $147 for Class B and $1,280 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.80%	1.75%
Class B	2.55	2.50
Class C	2.55	2.50
Class I	1.39	1.35
Class R4	1.55	1.50
Class R5	1.44	1.40
Class W	1.80	1.75
Class Z	1.55	1.50

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the

Semiannual Report 2015
25

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $82,377,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$47,981,000
Unrealized depreciation	(968,000)
Net unrealized appreciation	$47,013,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $37,940,922 and $57,464,509, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, two unaffiliated shareholders of record owned 28.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

For the six months ended February 28, 2015, the average daily loan balance outstanding on days when borrowing existed was $12,450,000 at a weighted average interest rate of 1.15%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Semiannual Report 2015
26

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are

Semiannual Report 2015
27

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
28

COLUMBIA GREATER CHINA FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia Greater China Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR158_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA SMALL CAP GROWTH FUND I

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SMALL CAP GROWTH FUND I

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	26
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SMALL CAP GROWTH FUND I

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Growth Fund I (the Fund) Class A shares returned 9.73% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund outperformed both the Russell 2000 Growth Index and the Russell 2000 Index, which returned 9.11% and 5.70%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	11/01/05
Excluding sales charges		9.73	-4.35	14.01	9.52
Including sales charges		3.44	-9.86	12.67	8.88
Class B*	11/01/05
Excluding sales charges		9.33	-5.08	13.16	8.72
Including sales charges		4.87	-8.95	12.92	8.72
Class C*	11/01/05
Excluding sales charges		9.33	-5.08	13.16	8.72
Including sales charges		8.43	-5.86	13.16	8.72
Class I*	09/27/10	9.99	-3.91	14.50	9.89
Class K*	02/28/13	9.83	-4.21	14.17	9.67
Class R*	09/27/10	9.60	-4.59	13.73	9.26
Class R4*	11/08/12	9.87	-4.14	14.31	9.80
Class R5*	02/28/13	9.93	-3.70	14.43	9.86
Class Y*	07/15/09	9.99	-3.94	14.50	9.90
Class Z	10/01/96	9.88	-4.12	14.30	9.79
Russell 2000 Growth Index		9.11	7.37	17.96	9.40
Russell 2000 Index		5.70	5.63	15.97	8.31

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 28, 2015)
BankUnited, Inc.	2.0
Align Technology, Inc.	1.8
PRA Group, Inc.	1.7
Carrizo Oil & Gas, Inc.	1.6
Carmike Cinemas, Inc.	1.6
HealthSouth Corp.	1.6
PTC, Inc.	1.5
IMAX Corp.	1.5
Qorvo, Inc.	1.5
Akorn, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Common Stocks	99.4
Consumer Discretionary	19.6
Consumer Staples	1.1
Energy	3.6
Financials	6.3
Health Care	25.7
Industrials	10.4
Information Technology	30.0
Materials	1.9
Telecommunication Services	0.8
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

Lawrence Lin, CFA

Rahul Narang

Daniel Cole, CFA*

*Effective January 22, 2015, Mr. Cole was named a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA SMALL CAP GROWTH FUND I

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,097.30	1,018.10	7.16	6.89	1.37
Class B	1,000.00	1,000.00	1,093.30	1,014.41	11.01	10.60	2.11
Class C	1,000.00	1,000.00	1,093.30	1,014.36	11.06	10.65	2.12
Class I	1,000.00	1,000.00	1,099.90	1,020.44	4.71	4.53	0.90
Class K	1,000.00	1,000.00	1,098.30	1,018.95	6.28	6.04	1.20
Class R	1,000.00	1,000.00	1,096.00	1,016.90	8.41	8.10	1.61
Class R4	1,000.00	1,000.00	1,098.70	1,019.45	5.76	5.54	1.10
Class R5	1,000.00	1,000.00	1,099.30	1,020.14	5.02	4.84	0.96
Class Y	1,000.00	1,000.00	1,099.90	1,020.49	4.66	4.48	0.89
Class Z	1,000.00	1,000.00	1,098.80	1,019.40	5.81	5.59	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.4%
Auto Components 1.0%
Gentherm, Inc.(a)	144,500	6,712,025
Diversified Consumer Services 2.4%
Capella Education Co.	64,400	4,174,408
Grand Canyon Education, Inc.(a)	111,700	5,122,562
LifeLock, Inc.(a)	412,800	5,770,944
Total		15,067,914
Hotels, Restaurants & Leisure 7.5%
Domino's Pizza, Inc.	65,017	6,601,176
El Pollo Loco Holdings, Inc.(a)	233,600	5,744,224
Fiesta Restaurant Group, Inc.(a)	118,359	7,694,519
Jack in the Box, Inc.	84,900	8,208,981
Red Robin Gourmet Burgers, Inc.(a)	37,200	3,105,084
Six Flags Entertainment Corp.	193,180	8,749,122
Sonic Corp.	244,000	7,756,760
Total		47,859,866
Household Durables 0.8%
Tempur Sealy International, Inc.(a)	86,800	4,991,868
Internet & Catalog Retail 0.8%
Liberty TripAdvisor Holdings, Inc., Class A(a)	151,700	5,010,651
Leisure Products 0.6%
Smith & Wesson Holding Corp.(a)	286,100	3,870,933
Media 5.0%
Carmike Cinemas, Inc.(a)	315,724	9,866,375
Eros International PLC(a)	510,616	8,665,153
IMAX Corp.(a)	268,600	9,392,942
Rentrak Corp.(a)	66,695	3,651,551
Total		31,576,021
Textiles, Apparel & Luxury Goods 1.3%
Skechers U.S.A., Inc., Class A(a)	122,300	8,333,522
Total Consumer Discretionary		123,422,800
CONSUMER STAPLES 1.1%
Food & Staples Retailing 1.1%
Fresh Market, Inc. (The)(a)	32,500	1,236,950
United Natural Foods, Inc.(a)	68,300	5,671,632
Total		6,908,582
Total Consumer Staples		6,908,582

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 3.6%
Energy Equipment & Services 0.8%
Forum Energy Technologies, Inc.(a)	245,700	4,798,521
Oil, Gas & Consumable Fuels 2.8%
Carrizo Oil & Gas, Inc.(a)	216,414	10,299,142
Green Plains, Inc.	119,300	2,773,725
Matador Resources Co.(a)	230,600	4,994,796
Total		18,067,663
Total Energy		22,866,184
FINANCIALS 6.2%
Banks 1.9%
BankUnited, Inc.	378,300	12,260,703
Consumer Finance 1.7%
PRA Group, Inc.(a)	216,478	10,843,383
Real Estate Investment Trusts (REITs) 1.7%
Sovran Self Storage, Inc.	79,700	7,333,994
STORE Capital Corp.	143,392	3,246,395
Total		10,580,389
Thrifts & Mortgage Finance 0.9%
Radian Group, Inc.	364,900	5,769,069
Total Financials		39,453,544
HEALTH CARE 25.5%
Biotechnology 9.5%
Achillion Pharmaceuticals, Inc.(a)	127,400	1,546,636
AMAG Pharmaceuticals, Inc.(a)	36,000	1,772,280
Arrowhead Research Corp.(a)	291,100	2,191,983
Auspex Pharmaceuticals, Inc.(a)	48,150	3,237,606
Bluebird Bio, Inc.(a)	46,800	4,460,976
Celldex Therapeutics, Inc.(a)	122,300	3,123,542
Clovis Oncology, Inc.(a)	42,100	3,218,966
Curis, Inc.(a)	404,000	1,244,320
Dyax Corp.(a)	216,500	3,271,315
Insys Therapeutics, Inc.(a)	42,800	2,570,568
Isis Pharmaceuticals, Inc.(a)	82,000	5,621,920
Keryx Biopharmaceuticals, Inc.(a)	147,100	1,788,736
Novavax, Inc.(a)	525,500	4,808,325
PTC Therapeutics, Inc.(a)	15,300	1,091,349
Puma Biotechnology, Inc.(a)	21,800	4,643,618

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Receptos, Inc.(a)	31,618	4,004,103
Regulus Therapeutics, Inc.(a)	118,330	2,191,472
Spark Therapeutics, Inc.(a)	36,227	2,086,313
Tekmira Pharmaceuticals Corp.(a)	41,000	744,970
TESARO, Inc.(a)	84,696	4,516,838
Tokai Pharmaceuticals, Inc.(a)	145,820	2,206,256
Total		60,342,092
Health Care Equipment & Supplies 4.6%
Align Technology, Inc.(a)	197,246	11,312,058
Cyberonics, Inc.(a)	92,500	6,336,250
DexCom, Inc.(a)	76,700	4,658,758
Insulet Corp.(a)	212,296	6,736,152
Total		29,043,218
Health Care Providers & Services 4.7%
HealthEquity, Inc.(a)	188,131	3,813,416
HealthSouth Corp.	226,200	9,830,652
LifePoint Hospitals, Inc.(a)	104,800	7,541,408
Team Health Holdings, Inc.(a)	146,400	8,677,128
Total		29,862,604
Life Sciences Tools & Services 2.0%
ICON PLC(a)	108,574	7,492,692
INC Research Holdings, Inc. Class A(a)	179,313	5,366,838
Total		12,859,530
Pharmaceuticals 4.7%
Aerie Pharmaceuticals, Inc.(a)	68,300	1,920,596
Akorn, Inc.(a)	163,500	8,797,935
Catalent, Inc.(a)	285,067	7,973,324
Flex Pharma, Inc.(a)	136,308	2,369,715
Pacira Pharmaceuticals, Inc.(a)	65,800	7,551,866
Revance Therapeutics, Inc.(a)	86,530	1,388,806
Total		30,002,242
Total Health Care		162,109,686
INDUSTRIALS 10.3%
Aerospace & Defense 0.8%
Teledyne Technologies, Inc.(a)	51,200	5,162,496
Air Freight & Logistics 0.7%
HUB Group, Inc., Class A(a)	104,733	4,228,071
Airlines 1.1%
Alaska Air Group, Inc.	111,542	7,099,648

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 0.2%
MiX Telematics Ltd., ADR(a)	283,708	1,602,950
Electrical Equipment 0.8%
Generac Holdings, Inc.(a)	107,300	5,288,817
Machinery 2.1%
John Bean Technologies Corp.	116,100	4,012,416
Middleby Corp. (The)(a)	45,200	4,818,772
Mueller Water Products, Inc., Class A	473,100	4,333,596
Total		13,164,784
Professional Services 1.6%
Corporate Executive Board Co. (The)	91,900	7,187,499
Wageworks, Inc.(a)	48,372	2,778,972
Total		9,966,471
Road & Rail 1.8%
Marten Transport Ltd.	251,500	5,832,285
Swift Transportation Co.(a)	200,000	5,656,000
Total		11,488,285
Trading Companies & Distributors 1.2%
H&E Equipment Services, Inc.	146,600	3,588,768
Rush Enterprises, Inc., Class A(a)	34,100	952,413
Watsco, Inc.	26,470	3,103,343
Total		7,644,524
Total Industrials		65,646,046
INFORMATION TECHNOLOGY 29.7%
Communications Equipment 1.7%
Arris Group, Inc.(a)	217,000	6,375,460
Ruckus Wireless, Inc.(a)	350,700	4,439,862
Total		10,815,322
Electronic Equipment, Instruments & Components 1.6%
Belden, Inc.	87,600	7,777,128
Littelfuse, Inc.	20,400	2,046,528
Total		9,823,656
Internet Software & Services 5.3%
comScore, Inc.(a)	134,300	6,928,537
Constant Contact, Inc.(a)	158,088	6,533,777
Cvent, Inc.(a)	73,400	2,124,930
Endurance International Group Holdings, Inc.(a)	261,400	4,867,268
GrubHub, Inc.(a)	87,000	3,654,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
LogMeIn, Inc.(a)	104,500	5,507,150
Shutterstock, Inc.(a)	73,442	4,153,145
Total		33,769,677
IT Services 2.9%
CoreLogic, Inc.(a)	144,300	4,810,962
Euronet Worldwide, Inc.(a)	149,800	8,463,700
MAXIMUS, Inc.	89,500	5,301,085
Total		18,575,747
Semiconductors & Semiconductor Equipment 6.0%
Cavium, Inc.(a)	53,600	3,671,064
Formfactor, Inc.(a)	439,700	4,317,854
Microsemi Corp.(a)	200,800	6,473,792
Monolithic Power Systems, Inc.	160,300	8,452,619
Qorvo, Inc.(a)	130,900	9,084,460
Rambus, Inc.(a)	180,000	2,160,000
Spansion, Inc., Class A(a)	111,800	4,033,744
Total		38,193,533
Software 11.5%
A10 Networks, Inc.(a)	715,468	3,097,977
Aspen Technology, Inc.(a)	88,339	3,410,327
Barracuda Networks, Inc.(a)	208,997	7,960,696
CommVault Systems, Inc.(a)	99,400	4,798,038
Fortinet, Inc.(a)	181,400	6,096,854
Guidewire Software, Inc.(a)	98,000	5,454,680
Manhattan Associates, Inc.(a)	81,000	4,037,850
PTC, Inc.(a)	280,000	9,703,400
QLIK Technologies, Inc.(a)	224,000	7,266,560
Synchronoss Technologies, Inc.(a)	165,300	7,316,178
Tyler Technologies, Inc.(a)	54,300	6,481,791
Ultimate Software Group, Inc. (The)(a)	45,050	7,417,257
Total		73,041,608

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.7%
Electronics for Imaging, Inc.(a)	109,400	4,441,640
Total Information Technology		188,661,183
MATERIALS 1.9%
Chemicals 1.1%
Chemtura Corp.(a)	122,800	3,223,500
PolyOne Corp.	90,300	3,588,522
Total		6,812,022
Paper & Forest Products 0.8%
Clearwater Paper Corp.(a)	88,900	5,428,234
Total Materials		12,240,256
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	134,769	4,948,718
Total Telecommunication Services		4,948,718
Total Common Stocks (Cost: $482,194,533)		626,256,999

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	3,801,942	3,801,942
Total Money Market Funds (Cost: $3,801,942)		3,801,942
Total Investments (Cost: $485,996,475)		630,058,941
Other Assets & Liabilities, Net		6,029,771
Net Assets		636,088,712

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000,963	297,680,152	(313,879,173)	3,801,942	7,067	3,801,942

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	123,422,800	—	—	123,422,800
Consumer Staples	6,908,582	—	—	6,908,582
Energy	22,866,184	—	—	22,866,184
Financials	39,453,544	—	—	39,453,544
Health Care	162,109,686	—	—	162,109,686
Industrials	65,646,046	—	—	65,646,046
Information Technology	188,661,183	—	—	188,661,183
Materials	12,240,256	—	—	12,240,256
Telecommunication Services	4,948,718	—	—	4,948,718
Total Equity Securities	626,256,999	—	—	626,256,999
Mutual Funds
Money Market Funds	3,801,942	—	—	3,801,942
Total Mutual Funds	3,801,942	—	—	3,801,942
Total	630,058,941	—	—	630,058,941

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $482,194,533)	$626,256,999
Affiliated issuers (identified cost $3,801,942)	3,801,942
Total investments (identified cost $485,996,475)	630,058,941
Cash	600
Receivable for:
Investments sold	22,744,365
Capital shares sold	132,348
Dividends	175,985
Expense reimbursement due from Investment Manager	60
Prepaid expenses	4,828
Trustees' deferred compensation plan	92,034
Other assets	21,432
Total assets	653,230,593
Liabilities
Payable for:
Investments purchased	10,766,871
Capital shares purchased	5,967,508
Investment management fees	13,987
Distribution and/or service fees	2,061
Transfer agent fees	161,382
Administration fees	1,415
Plan administration fees	8
Compensation of board members	56,022
Chief compliance officer expenses	74
Other expenses	80,519
Trustees' deferred compensation plan	92,034
Total liabilities	17,141,881
Net assets applicable to outstanding capital stock	$636,088,712
Represented by
Paid-in capital	$424,473,532
Excess of distributions over net investment income	(8,216,867)
Accumulated net realized gain	75,769,581
Unrealized appreciation (depreciation) on:
Investments	144,062,466
Total — representing net assets applicable to outstanding capital stock	$636,088,712

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$213,720,644
Shares outstanding	8,004,938
Net asset value per share	$26.70
Maximum offering price per share(a)	$28.33
Class B
Net assets	$2,231,299
Shares outstanding	91,146
Net asset value per share	$24.48
Class C
Net assets	$17,680,101
Shares outstanding	722,191
Net asset value per share	$24.48
Class I
Net assets	$56,707,669
Shares outstanding	2,050,252
Net asset value per share	$27.66
Class K
Net assets	$40,495
Shares outstanding	1,482
Net asset value per share(b)	$27.33
Class R
Net assets	$2,083,103
Shares outstanding	78,607
Net asset value per share	$26.50
Class R4
Net assets	$55,552
Shares outstanding	1,977
Net asset value per share	$28.10
Class R5
Net assets	$8,530,735
Shares outstanding	310,084
Net asset value per share	$27.51
Class Y
Net assets	$1,888,261
Shares outstanding	68,310
Net asset value per share	$27.64
Class Z
Net assets	$333,150,853
Shares outstanding	12,154,171
Net asset value per share	$27.41

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,360,381
Dividends — affiliated issuers	7,067
Foreign taxes withheld	(14,165)
Total income	2,353,283
Expenses:
Investment management fees	3,093,358
Distribution and/or service fees
Class A	255,412
Class B	11,817
Class C	86,143
Class R	5,166
Transfer agent fees
Class A	222,364
Class B	2,567
Class C	18,735
Class K	9
Class R	2,245
Class R4	128
Class R5	2,001
Class Z	546,206
Administration fees	312,579
Plan administration fees
Class K	46
Compensation of board members	22,164
Custodian fees	12,532
Printing and postage fees	47,974
Registration fees	55,085
Professional fees	26,158
Chief compliance officer expenses	207
Other	14,135
Total expenses	4,737,031
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,409)
Total net expenses	4,735,622
Net investment loss	(2,382,339)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$93,601,051
Foreign currency translations	(1,164)
Net realized gain	93,599,887
Net change in unrealized appreciation (depreciation) on:
Investments	(29,749,634)
Net change in unrealized depreciation	(29,749,634)
Net realized and unrealized gain	63,850,253
Net increase in net assets resulting from operations	$61,467,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment loss	$(2,382,339)	$(8,953,804)
Net realized gain	93,599,887	221,702,496
Net change in unrealized depreciation	(29,749,634)	(154,639,421)
Net increase in net assets resulting from operations	61,467,914	58,109,271
Distributions to shareholders
Net realized gains
Class A	(35,687,202)	(39,108,125)
Class B	(447,283)	(586,455)
Class C	(3,197,524)	(3,537,546)
Class I	(8,892,749)	(14,193,780)
Class K	(6,356)	(7,689)
Class R	(347,538)	(506,567)
Class R4	(18,284)	(80,948)
Class R5	(1,395,590)	(304,366)
Class Y	(760,513)	(2,212,647)
Class Z	(93,625,792)	(151,266,634)
Total distributions to shareholders	(144,378,831)	(211,804,757)
Decrease in net assets from capital stock activity	(314,186,125)	(194,913,273)
Increase from payment by affiliate (Note 6)	—	30,476
Total decrease in net assets	(397,097,042)	(348,578,283)
Net assets at beginning of period	1,033,185,754	1,381,764,037
Net assets at end of period	$636,088,712	$1,033,185,754
Excess of distributions over net investment income	$(8,216,867)	$(5,834,528)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	247,490	6,213,606	428,226	13,792,504
Distributions reinvested	1,240,559	30,455,715	1,078,480	33,659,359
Redemptions	(853,417)	(22,789,450)	(1,761,759)	(56,199,184)
Net increase (decrease)	634,632	13,879,871	(255,053)	(8,747,321)
Class B shares
Subscriptions	1,616	36,672	1,994	60,818
Distributions reinvested	17,537	395,459	18,325	537,478
Redemptions(a)	(25,054)	(608,030)	(46,512)	(1,376,009)
Net decrease	(5,901)	(175,899)	(26,193)	(777,713)
Class C shares
Subscriptions	28,402	657,371	39,925	1,221,685
Distributions reinvested	115,796	2,611,190	97,909	2,871,685
Redemptions	(104,994)	(2,645,069)	(176,435)	(5,195,132)
Net increase (decrease)	39,204	623,492	(38,601)	(1,101,762)
Class I shares
Subscriptions	11,492	333,900	708,290	25,458,120
Distributions reinvested	350,095	8,892,421	443,841	14,189,583
Redemptions	(1,414,103)	(42,386,277)	(336,410)	(11,801,003)
Net increase (decrease)	(1,052,516)	(33,159,956)	815,721	27,846,700
Class K shares
Subscriptions	—	—	290	9,715
Distributions reinvested	239	5,994	176	5,604
Redemptions	—	—	(645)	(19,765)
Net increase (decrease)	239	5,994	(179)	(4,446)
Class R shares
Subscriptions	5,363	143,732	21,902	715,818
Distributions reinvested	13,623	332,117	15,609	485,754
Redemptions	(25,857)	(722,537)	(62,044)	(1,995,578)
Net decrease	(6,871)	(246,688)	(24,533)	(794,006)
Class R4 shares
Subscriptions	—	—	4,821	171,202
Distributions reinvested	694	17,911	2,478	80,486
Redemptions	(4,154)	(116,021)	(25,568)	(908,018)
Net decrease	(3,460)	(98,110)	(18,269)	(656,330)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	294,198	8,747,277	158,905	5,432,901
Distributions reinvested	55,212	1,395,209	9,545	303,146
Redemptions	(63,274)	(1,721,603)	(178,284)	(5,268,360)
Net increase (decrease)	286,136	8,420,883	(9,834)	467,687
Class Y shares
Subscriptions	75,008	2,157,643	169,483	5,009,648
Distributions reinvested	29,938	760,120	69,217	2,212,174
Redemptions	(185,368)	(4,935,168)	(524,663)	(16,131,735)
Net decrease	(80,422)	(2,017,405)	(285,963)	(8,909,913)
Class Z shares
Subscriptions	644,115	17,501,654	2,738,201	91,592,400
Distributions reinvested	2,585,855	65,137,683	2,963,509	94,269,227
Redemptions	(14,180,676)	(384,057,644)	(12,162,480)	(388,097,796)
Net decrease	(10,950,706)	(301,418,307)	(6,460,770)	(202,236,169)
Total net decrease	(11,139,665)	(314,186,125)	(6,303,674)	(194,913,273)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$29.40		$33.32		$29.55		$29.94		$23.55		$20.82
Income from investment operations:
Net investment loss	(0.11)		(0.28)		(0.23)		(0.15)		(0.31)		(0.26)
Net realized and unrealized gain	2.52		1.71		6.90		2.56		6.70		2.99
Total from investment operations	2.41		1.43		6.67		2.41		6.39		2.73
Less distributions to shareholders:
Net realized gains	(5.11)		(5.35)		(2.90)		(2.80)		—		—
Total distributions to shareholders	(5.11)		(5.35)		(2.90)		(2.80)		—		—
Net asset value, end of period	$26.70		$29.40		$33.32		$29.55		$29.94		$23.55
Total return	9.73%		3.35%		25.12%		8.81%		27.13%		13.11%
Ratios to average net assets(a)
Total gross expenses	1.37	%(b)	1.30	%(c)	1.31%		1.33%		1.30%		1.32	%(c)
Total net expenses(d)	1.37	%(b)	1.30	%(c)(e)	1.31	%(e)	1.31	%(e)	1.30	%(e)	1.32	%(c)(e)
Net investment loss	(0.79	%)(b)	(0.88%)		(0.74%)		(0.53%)		(1.00%)		(1.10%)
Supplemental data
Net assets, end of period (in thousands)	$213,721		$216,670		$254,055		$61,032		$91,234		$62,261
Portfolio turnover	58%		148%		104%		113%		113%		144%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$27.47		$31.44		$28.19		$28.82		$22.84		$20.35
Income from investment operations:
Net investment loss	(0.19)		(0.49)		(0.42)		(0.35)		(0.53)		(0.43)
Net realized and unrealized gain	2.31		1.62		6.52		2.45		6.51		2.92
Total from investment operations	2.12		1.13		6.10		2.10		5.98		2.49
Less distributions to shareholders:
Net realized gains	(5.11)		(5.10)		(2.85)		(2.73)		—		—
Total distributions to shareholders	(5.11)		(5.10)		(2.85)		(2.73)		—		—
Net asset value, end of period	$24.48		$27.47		$31.44		$28.19		$28.82		$22.84
Total return	9.33%		2.57%		24.20%		7.99%		26.18%		12.24%
Ratios to average net assets(a)
Total gross expenses	2.11	%(b)	2.05	%(c)	2.06%		2.08%		2.05%		2.07	%(c)
Total net expenses(d)	2.11	%(b)	2.05	%(c)(e)	2.06	%(e)	2.06	%(e)	2.05	%(e)	2.07	%(c)(e)
Net investment loss	(1.53	%)(b)	(1.64%)		(1.46%)		(1.27%)		(1.76%)		(1.84%)
Supplemental data
Net assets, end of period (in thousands)	$2,231		$2,666		$3,874		$1,428		$1,974		$2,155
Portfolio turnover	58%		148%		104%		113%		113%		144%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$27.47		$31.44		$28.19		$28.82		$22.84		$20.35
Income from investment operations:
Net investment loss	(0.19)		(0.49)		(0.41)		(0.35)		(0.53)		(0.44)
Net realized and unrealized gain	2.31		1.62		6.51		2.45		6.51		2.93
Total from investment operations	2.12		1.13		6.10		2.10		5.98		2.49
Less distributions to shareholders:
Net realized gains	(5.11)		(5.10)		(2.85)		(2.73)		—		—
Total distributions to shareholders	(5.11)		(5.10)		(2.85)		(2.73)		—		—
Net asset value, end of period	$24.48		$27.47		$31.44		$28.19		$28.82		$22.84
Total return	9.33%		2.57%		24.20%		7.99%		26.18%		12.24%
Ratios to average net assets(a)
Total gross expenses	2.12	%(b)	2.05	%(c)	2.06%		2.07%		2.05%		2.07	%(c)
Total net expenses(d)	2.12	%(b)	2.05	%(c)(e)	2.06	%(e)	2.06	%(e)	2.05	%(e)	2.07	%(c)(e)
Net investment loss	(1.54	%)(b)	(1.63%)		(1.42%)		(1.27%)		(1.75%)		(1.85%)
Supplemental data
Net assets, end of period (in thousands)	$17,680		$18,762		$22,685		$11,287		$15,864		$13,897
Portfolio turnover	58%		148%		104%		113%		113%		144%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class I	(Unaudited)		2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$30.21		$34.10		$30.09	$30.45	$26.86
Income from investment operations:
Net investment loss	(0.05)		(0.14)		(0.04)	(0.02)	(0.17)
Net realized and unrealized gain	2.61		1.73		6.99	2.59	3.76
Total from investment operations	2.56		1.59		6.95	2.57	3.59
Less distributions to shareholders:
Net realized gains	(5.11)		(5.49)		(2.94)	(2.93)	—
Total distributions to shareholders	(5.11)		(5.49)		(2.94)	(2.93)	—
Increase from payment by affiliate	—		0.01		—	—	—
Net asset value, end of period	$27.66		$30.21		$34.10	$30.09	$30.45
Total return	9.99%		3.82	%(b)	25.69%	9.27%	13.37%
Ratios to average net assets(c)
Total gross expenses	0.90	%(d)	0.86	%(e)	0.87%	0.88%	0.88	%(d)
Total net expenses(f)	0.90	%(d)	0.86	%(e)	0.87%	0.88%	0.88	%(d)(g)
Net investment loss	(0.34	%)(d)	(0.42%)		(0.12%)	(0.06%)	(0.57	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$56,708		$93,740		$77,983	$90,936	$90,132
Portfolio turnover	58%		148%		104%	113%	113%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class K	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$29.95		$33.85		$29.28
Income from investment operations:
Net investment loss	(0.09)		(0.24)		(0.11)
Net realized and unrealized gain	2.58		1.74		4.68
Total from investment operations	2.49		1.50		4.57
Less distributions to shareholders:
Net realized gains	(5.11)		(5.40)		—
Total distributions to shareholders	(5.11)		(5.40)		—
Net asset value, end of period	$27.33		$29.95		$33.85
Total return	9.83%		3.51%		15.61%
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.16	%(d)	1.16	%(c)
Total net expenses(e)	1.20	%(c)	1.16	%(d)	1.16	%(c)
Net investment loss	(0.63	%)(c)	(0.74%)		(0.68	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$40		$37		$48
Portfolio turnover	58%		148%		104%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$29.25		$33.18		$29.47		$29.88		$26.52
Income from investment operations:
Net investment loss	(0.14)		(0.36)		(0.35)		(0.21)		(0.35)
Net realized and unrealized gain	2.50		1.70		6.93		2.53		3.71
Total from investment operations	2.36		1.34		6.58		2.32		3.36
Less distributions to shareholders:
Net realized gains	(5.11)		(5.27)		(2.87)		(2.73)		—
Total distributions to shareholders	(5.11)		(5.27)		(2.87)		(2.73)		—
Net asset value, end of period	$26.50		$29.25		$33.18		$29.47		$29.88
Total return	9.60%		3.08%		24.85%		8.48%		12.67%
Ratios to average net assets(b)
Total gross expenses	1.61	%(c)	1.55	%(d)	1.56%		1.57%		1.55	%(c)
Total net expenses(e)	1.61	%(c)	1.55	%(d)(f)	1.56	%(f)	1.56	%(f)	1.54	%(c)(f)
Net investment loss	(1.03	%)(c)	(1.13%)		(1.11%)		(0.74%)		(1.16	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2,083		$2,500		$3,650		$54		$55
Portfolio turnover	58%		148%		104%		113%		113%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$30.64		$34.52		$29.37
Income from investment operations:
Net investment loss	(0.07)		(0.23)		(0.18)
Net realized and unrealized gain	2.64		1.78		8.25
Total from investment operations	2.57		1.55		8.07
Less distributions to shareholders:
Net realized gains	(5.11)		(5.43)		(2.92)
Total distributions to shareholders	(5.11)		(5.43)		(2.92)
Net asset value, end of period	$28.10		$30.64		$34.52
Total return	9.87%		3.59%		30.11%
Ratios to average net assets(b)
Total gross expenses	1.10	%(c)	1.04	%(d)	1.09	%(c)
Total net expenses(e)	1.10	%(c)	1.04	%(d)(f)	1.09	%(c)(f)
Net investment loss	(0.49	%)(c)	(0.67%)		(0.67	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$56		$167		$818
Portfolio turnover	58%		148%		104%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$30.09		$33.90		$29.28
Income from investment operations:
Net investment loss	(0.05)		(0.14)		(0.07)
Net realized and unrealized gain	2.58		1.80		4.69
Total from investment operations	2.53		1.66		4.62
Less distributions to shareholders:
Net realized gains	(5.11)		(5.48)		—
Total distributions to shareholders	(5.11)		(5.48)		—
Increase from payment by affiliate	—		0.01		—
Net asset value, end of period	$27.51		$30.09		$33.90
Total return	9.93%		4.07	%(b)	15.78%
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.91	%(e)	0.93	%(d)
Total net expenses(f)	0.96	%(d)	0.91	%(e)	0.93	%(d)
Net investment loss	(0.36	%)(d)	(0.46%)		(0.41	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$8,531		$721		$1,145
Portfolio turnover	58%		148%		104%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Y	(Unaudited)		2014		2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$30.19		$34.09		$30.08	$30.44	$23.85		$21.00
Income from investment operations:
Net investment loss	(0.04)		(0.14)		(0.04)	(0.02)	(0.18)		(0.17)
Net realized and unrealized gain	2.60		1.73		6.99	2.59	6.77		3.02
Total from investment operations	2.56		1.59		6.95	2.57	6.59		2.85
Less distributions to shareholders:
Net realized gains	(5.11)		(5.49)		(2.94)	(2.93)	—		—
Total distributions to shareholders	(5.11)		(5.49)		(2.94)	(2.93)	—		—
Net asset value, end of period	$27.64		$30.19		$34.09	$30.08	$30.44		$23.85
Total return	9.99%		3.78%		25.70%	9.27%	27.63%		13.57%
Ratios to average net assets(a)
Total gross expenses	0.89	%(b)	0.86	%(c)	0.87%	0.88%	0.88%		0.93	%(c)
Total net expenses(d)	0.89	%(b)	0.86	%(c)	0.87%	0.88%	0.88	%(e)	0.93	%(c)(e)
Net investment loss	(0.29	%)(b)	(0.43%)		(0.14%)	(0.07%)	(0.58%)		(0.70%)
Supplemental data
Net assets, end of period (in thousands)	$1,888		$4,491		$14,817	$12,496	$11,453		$13,708
Portfolio turnover	58%		148%		104%	113%	113%		144%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$30.01		$33.91		$29.98		$30.35		$23.81		$21.00
Income from investment operations:
Net investment loss	(0.07)		(0.21)		(0.10)		(0.08)		(0.23)		(0.21)
Net realized and unrealized gain	2.58		1.74		6.95		2.59		6.77		3.02
Total from investment operations	2.51		1.53		6.85		2.51		6.54		2.81
Less distributions to shareholders:
Net realized gains	(5.11)		(5.43)		(2.92)		(2.88)		—		—
Total distributions to shareholders	(5.11)		(5.43)		(2.92)		(2.88)		—		—
Net asset value, end of period	$27.41		$30.01		$33.91		$29.98		$30.35		$23.81
Total return	9.88%		3.61%		25.42%		9.06%		27.47%		13.38%
Ratios to average net assets(a)
Total gross expenses	1.11	%(b)	1.05	%(c)	1.07%		1.07%		1.05%		1.07	%(c)
Total net expenses(d)	1.11	%(b)	1.05	%(c)(e)	1.06	%(e)	1.06	%(e)	1.05	%(e)	1.07	%(c)(e)
Net investment loss	(0.51	%)(b)	(0.64%)		(0.34%)		(0.26%)		(0.73%)		(0.85%)
Supplemental data
Net assets, end of period (in thousands)	$333,151		$693,432		$1,002,689		$839,982		$951,620		$698,422
Portfolio turnover	58%		148%		104%		113%		113%		144%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the

Semiannual Report 2015
26

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2015
27

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.77% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Semiannual Report 2015
28

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class K	0.05
Class R	0.22
Class R4	0.21
Class R5	0.05
Class Z	0.22

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2015, the Fund's total potential future obligation over the life of the Guaranty is $24,606. The liability remaining at February 28, 2015 for non-recurring charges associated with the lease amounted to $15,641 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

Semiannual Report 2015
29

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,389 for Class A, $234 for Class B and $207 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.39%	1.40%
Class B	2.14	2.15
Class C	2.14	2.15
Class I	0.98	1.00
Class K	1.28	1.30
Class R	1.64	1.65
Class R4	1.14	1.15
Class R5	1.03	1.05
Class Y	0.98	1.00
Class Z	1.14	1.15

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $485,996,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$150,345,000
Unrealized depreciation	(6,282,000)
Net unrealized appreciation	$144,063,000

The following capital loss carryforwards, determined as of August 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	4,067,520

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $5,687,948 and post-October capital losses of $8,581,365 at August 31, 2014 as arising on September 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and

Semiannual Report 2015
30

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

derivatives, if any, aggregated to $459,950,605 and $918,443,553, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Payments by Affiliates

During the year ended August 31, 2014, the Fund received a payment of $30,476 from the Investment Manager as a reimbursement for certain shareholder transactions processed at an incorrect price. The payment has been included in "Increase from payment by affiliate" on the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2015, one unaffiliated shareholder of record owned 20.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 16.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 10. Significant Risks

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement

Semiannual Report 2015
31

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
32

COLUMBIA SMALL CAP GROWTH FUND I

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
33

Columbia Small Cap Growth Fund I

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR226_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	21
Important Information About This Report	27

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Technology Growth Fund (the Fund) Class A shares returned 9.04% excluding sales charges for the six-month period that ended February 28, 2015.

■  The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) 100 Technology Index, which returned 7.63% for the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		9.04	15.79	18.79	10.92
Including sales charges		2.76	9.16	17.40	10.26
Class B	11/01/02
Excluding sales charges		8.67	14.97	17.90	10.11
Including sales charges		3.67	9.97	17.69	10.11
Class C	10/13/03
Excluding sales charges		8.65	14.94	17.91	10.10
Including sales charges		7.65	13.94	17.91	10.10
Class R4*	11/08/12	9.25	16.12	19.10	11.21
Class R5*	11/08/12	9.27	16.32	19.18	11.25
Class Z	11/09/00	9.25	16.14	19.09	11.21
BofAML 100 Technology Index		7.63	11.95	14.10	8.24

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/ appended-performance for more information.

The BofAML 100 Technology Index is an unmanaged equally weighted index of 100 leading technology stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 28, 2015)
Apple, Inc. (United States)	6.4
Facebook, Inc., Class A (United States)	2.2
Google, Inc., Class A (United States)	2.0
Microsoft Corp. (United States)	1.8
Electronic Arts, Inc. (United States)	1.7
Avago Technologies Ltd. (Singapore)	1.6
Cisco Systems, Inc. (United States)	1.5
NXP Semiconductors NV (Netherlands)	1.5
Broadcom Corp., Class A (United States)	1.5
Visa, Inc., Class A (United States)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Common Stocks	97.6
Consumer Discretionary	4.3
Industrials	0.2
Information Technology	92.2
Telecommunication Services	0.9
Exchange-Traded Funds	0.3
Money Market Funds	2.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

Rahul Narang

Semiannual Report 2015
3

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at February 28, 2015)
Canada	0.5
China	2.5
Finland	0.5
Guernsey	0.7
Isle of Man	0.6
Israel	0.9
Netherlands	2.9
Singapore	2.4
South Africa	0.2
Switzerland	1.2
Taiwan	1.0
United Kingdom	1.1
United States(a)	85.5
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2015
4

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,090.40	1,017.95	7.30	7.04	1.40
Class B	1,000.00	1,000.00	1,086.70	1,014.21	11.19	10.80	2.15
Class C	1,000.00	1,000.00	1,086.50	1,014.21	11.18	10.80	2.15
Class R4	1,000.00	1,000.00	1,092.50	1,019.15	6.05	5.84	1.16
Class R5	1,000.00	1,000.00	1,092.70	1,019.90	5.27	5.09	1.01
Class Z	1,000.00	1,000.00	1,092.50	1,019.20	6.00	5.79	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
CANADA 0.5%
Open Text Corp.	23,225	1,352,159
CHINA 2.5%
Alibaba Group Holding Ltd., ADR(a)	27,757	2,362,676
Baidu, Inc., ADR(a)	12,766	2,601,072
NetEase, Inc., ADR	19,434	1,944,177
Qihoo 360 Technology Co., Ltd., ADR(a)	16,115	736,939
Total		7,644,864
FINLAND 0.5%
Nokia OYJ, ADR	175,415	1,405,074
GUERNSEY 0.7%
Amdocs Ltd.	39,260	2,061,150
ISLE OF MAN 0.6%
Eros International PLC(a)	106,002	1,798,854
ISRAEL 0.9%
Check Point Software Technologies Ltd.(a)	32,867	2,744,066
NETHERLANDS 2.9%
ASML Holding NV	27,965	3,011,271
Mobileye NV(a)	34,645	1,229,205
NXP Semiconductors NV(a)	52,399	4,448,413
Total		8,688,889
SINGAPORE 2.4%
Avago Technologies Ltd.	37,729	4,814,975
Flextronics International Ltd.(a)	184,195	2,243,495
Total		7,058,470
SOUTH AFRICA 0.2%
MiX Telematics Ltd., ADR(a)	123,692	698,860
SWITZERLAND 1.2%
TE Connectivity Ltd.	50,393	3,634,847
TAIWAN 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	125,224	3,071,745
UNITED KINGDOM 1.1%
ARM Holdings PLC, ADR	59,727	3,193,603
UNITED STATES 83.1%
A10 Networks, Inc.(a)	77,701	336,445

Common Stocks (continued)

Issuer	Shares	Value ($)
Accenture PLC, Class A	20,069	1,806,812
Activision Blizzard, Inc.	139,590	3,255,239
Adobe Systems, Inc.(a)	36,758	2,907,558
Akamai Technologies, Inc.(a)	42,667	2,965,783
Alliance Data Systems Corp.(a)	11,154	3,106,501
Altera Corp.	66,030	2,443,770
Amazon.com, Inc.(a)	3,557	1,352,229
Amphenol Corp., Class A	68,127	3,846,450
Apple, Inc.	146,410	18,807,829
Applied Materials, Inc.	157,171	3,937,134
Autodesk, Inc.(a)	48,291	3,102,214
Automatic Data Processing, Inc.	31,310	2,781,580
Barracuda Networks, Inc.(a)	51,905	1,977,061
Blackhawk Network Holdings, Inc.(a)	4,380	162,235
Broadcom Corp., Class A	95,772	4,331,768
Cavium, Inc.(a)	16,515	1,131,112
Cisco Systems, Inc.	153,249	4,522,378
Citrix Systems, Inc.(a)	27,480	1,749,789
Cognizant Technology Solutions Corp., Class A(a)	50,777	3,172,801
Comcast Corp., Class A	40,765	2,420,626
Computer Sciences Corp.	34,440	2,442,485
Corning, Inc.	134,485	3,281,434
eBay, Inc.(a)	31,355	1,815,768
Electronic Arts, Inc.(a)	87,563	5,006,852
EMC Corp.	87,443	2,530,600
Equinix, Inc.	9,712	2,177,188
Expedia, Inc.	14,920	1,368,910
F5 Networks, Inc.(a)	24,133	2,850,469
Facebook, Inc., Class A(a)	81,842	6,463,063
Fidelity National Information Services, Inc.	43,114	2,914,075
Fiserv, Inc.(a)	46,717	3,647,196
FleetCor Technologies, Inc.(a)	17,082	2,620,891
Freescale Semiconductor Holdings I Ltd.(a)	62,362	2,251,892
Gartner, Inc.(a)	12,872	1,069,792
Google, Inc., Class A(a)	10,637	5,984,695
Google, Inc., Class C(a)	6,487	3,622,341
Guidewire Software, Inc.(a)	25,615	1,425,731
Hewlett-Packard Co.	67,363	2,346,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Infinera Corp.(a)	27,181	463,436
Informatica Corp.(a)	16,905	725,985
Intel Corp.	79,214	2,633,866
International Business Machines Corp.	7,724	1,250,825
Intuit, Inc.	32,889	3,210,953
KLA-Tencor Corp.	33,151	2,153,323
Lam Research Corp.	47,018	3,877,104
Linear Technology Corp.	50,323	2,424,814
LinkedIn Corp., Class A(a)	14,013	3,744,274
Marvell Technology Group Ltd.	122,039	1,967,269
MasterCard, Inc., Class A	29,478	2,656,852
Maxim Integrated Products, Inc.	86,056	2,959,896
Microchip Technology, Inc.	41,040	2,104,121
Micron Technology, Inc.(a)	118,617	3,637,983
Microsemi Corp.(a)	53,152	1,713,621
Microsoft Corp.	121,330	5,320,321
Motorola Solutions, Inc.	32,291	2,193,851
NetApp, Inc.	45,723	1,767,194
Netflix, Inc.(a)	2,267	1,076,621
NVIDIA Corp.	131,365	2,897,912
Oracle Corp.	72,902	3,194,566
Palo Alto Networks, Inc.(a)	25,367	3,607,695
Paychex, Inc.	34,423	1,715,470
Power Integrations, Inc.	7,612	417,594
Priceline Group, Inc. (The)(a)	978	1,210,255
PTC, Inc.(a)	30,649	1,062,141
QLIK Technologies, Inc.(a)	56,670	1,838,375
Qorvo, Inc.(a)	36,163	2,509,712
QUALCOMM, Inc.	24,846	1,801,583
Rackspace Hosting, Inc.(a)	55,005	2,732,098
Rambus, Inc.(a)	87,754	1,053,048
Red Hat, Inc.(a)	35,327	2,441,802
Ruckus Wireless, Inc.(a)	68,370	865,564
salesforce.com, Inc.(a)	56,139	3,894,924
SanDisk Corp.	19,484	1,557,356
SBA Communications Corp., Class A(a)	20,896	2,605,940
Seagate Technology PLC	51,544	3,150,369
ServiceNow, Inc.(a)	37,615	2,868,520
Shutterstock, Inc.(a)	7,626	431,250

Common Stocks (continued)

Issuer	Shares	Value ($)
Skyworks Solutions, Inc.	42,221	3,704,893
SolarWinds, Inc.(a)	32,024	1,624,578
Splunk, Inc.(a)	29,022	1,951,730
Synopsys, Inc.(a)	22,201	1,030,348
Tableau Software, Inc., Class A(a)	21,680	2,038,137
Teradata Corp.(a)	12,090	538,247
Teradyne, Inc.	42,508	821,255
Tesla Motors, Inc.(a)	2,880	585,619
Texas Instruments, Inc.	32,655	1,920,114
Total System Services, Inc.	43,338	1,655,512
Twitter, Inc.(a)	51,664	2,484,005
VeriSign, Inc.(a)	33,557	2,148,319
Visa, Inc., Class A	15,385	4,174,104
VMware, Inc., Class A(a)	17,827	1,516,543
Walt Disney Co. (The)	28,627	2,979,498
Western Digital Corp.	35,288	3,775,110
Western Union Co. (The)	78,064	1,523,809
Workday, Inc., Class A(a)	16,508	1,411,434
Xilinx, Inc.	25,184	1,067,046
Yahoo!, Inc.(a)	23,735	1,050,986
Total		249,677,393
Total Common Stocks (Cost: $215,534,097)		293,029,974

Exchange-Traded Funds 0.3%

	Shares	Value ($)
Market Vectors Semiconductor ETF	14,246	811,595
Total Exchange-Traded Funds (Cost: $487,663)		811,595
Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.118%(b)(c)	6,411,363	6,411,363
Total Money Market Funds (Cost: $6,411,363)		6,411,363
Total Investments (Cost: $222,433,123)		300,252,932
Other Assets & Liabilities, Net		59,785
Net Assets		300,312,717

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,768,139	48,927,686	(47,284,462)	6,411,363	3,227	6,411,363

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	12,792,612	—	—	12,792,612
Industrials	698,860	—	—	698,860
Information Technology	276,932,562	—	—	276,932,562
Telecommunication Services	2,605,940	—	—	2,605,940
Exchange-Traded Funds	811,595	—	—	811,595
Total Equity Securities	293,841,569	—	—	293,841,569
Mutual Funds
Money Market Funds	6,411,363	—	—	6,411,363
Total Mutual Funds	6,411,363	—	—	6,411,363
Total	300,252,932	—	—	300,252,932

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $216,021,760)	$293,841,569
Affiliated issuers (identified cost $6,411,363)	6,411,363
Total investments (identified cost $222,433,123)	300,252,932
Receivable for:
Investments sold	498,534
Capital shares sold	2,074,415
Dividends	235,590
Reclaims	2,363
Prepaid expenses	906
Trustees' deferred compensation plan	34,761
Other assets	35,890
Total assets	303,135,391
Liabilities
Payable for:
Investments purchased	2,501,407
Capital shares purchased	188,491
Investment management fees	7,160
Distribution and/or service fees	1,615
Transfer agent fees	64,393
Compensation of board members	928
Chief compliance officer expenses	15
Other expenses	23,904
Trustees' deferred compensation plan	34,761
Total liabilities	2,822,674
Net assets applicable to outstanding capital stock	$300,312,717
Represented by
Paid-in capital	$222,874,485
Excess of distributions over net investment income	(1,119,867)
Accumulated net realized gain	738,290
Unrealized appreciation (depreciation) on:
Investments	77,819,809
Total — representing net assets applicable to outstanding capital stock	$300,312,717

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Class A
Net assets	$106,503,313
Shares outstanding	5,621,786
Net asset value per share	$18.94
Maximum offering price per share(a)	$20.10
Class B
Net assets	$1,630,554
Shares outstanding	93,670
Net asset value per share	$17.41
Class C
Net assets	$31,076,503
Shares outstanding	1,781,855
Net asset value per share	$17.44
Class R4
Net assets	$5,605,356
Shares outstanding	283,566
Net asset value per share	$19.77
Class R5
Net assets	$5,767,995
Shares outstanding	290,901
Net asset value per share	$19.83
Class Z
Net assets	$149,728,996
Shares outstanding	7,667,853
Net asset value per share	$19.53

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,746,740
Dividends — affiliated issuers	3,227
Interest	68
Total income	1,750,035
Expenses:
Investment management fees	1,086,311
Distribution and/or service fees
Class A	111,610
Class B	8,595
Class C	119,892
Transfer agent fees
Class A	88,836
Class B	1,702
Class C	23,882
Class R4	3,582
Class R5	955
Class Z	126,835
Compensation of board members	11,683
Custodian fees	6,776
Printing and postage fees	20,385
Registration fees	45,081
Professional fees	13,108
Chief compliance officer expenses	57
Other	6,781
Total expenses	1,676,071
Net investment income	73,964
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,244,658
Foreign currency translations	(555)
Net realized gain	2,244,103
Net change in unrealized appreciation (depreciation) on:
Investments	21,710,478
Net change in unrealized appreciation	21,710,478
Net realized and unrealized gain	23,954,581
Net increase in net assets resulting from operations	$24,028,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations
Net investment income (loss)	$73,964	$(976,341)
Net realized gain	2,244,103	21,010,399
Net change in unrealized appreciation	21,710,478	34,982,070
Net increase in net assets resulting from operations	24,028,545	55,016,128
Distributions to shareholders
Net investment income
Class A	(404,061)	—
Class B	(3,716)	—
Class C	(52,091)	—
Class R4	(20,592)	—
Class R5	(16,532)	—
Class Z	(663,608)	—
Net realized gains
Class A	(3,763,867)	—
Class B	(76,169)	—
Class C	(1,067,669)	—
Class R4	(161,967)	—
Class R5	(118,927)	—
Class Z	(5,219,687)	—
Total distributions to shareholders	(11,568,886)	—
Increase in net assets from capital stock activity	64,868,723	16,659,726
Total increase in net assets	77,328,382	71,675,854
Net assets at beginning of period	222,984,335	151,308,481
Net assets at end of period	$300,312,717	$222,984,335
Excess of distributions over net investment income	$(1,119,867)	$(33,231)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,945,129	35,232,179	1,945,016	32,024,278
Distributions reinvested	220,321	3,994,415	—	—
Redemptions	(1,145,940)	(20,499,104)	(1,331,622)	(21,577,517)
Net increase	1,019,510	18,727,490	613,394	10,446,761
Class B shares
Subscriptions	2,718	46,382	2,474	35,842
Distributions reinvested	4,374	73,009	—	—
Redemptions(a)	(35,135)	(578,384)	(131,971)	(1,987,562)
Net decrease	(28,043)	(458,993)	(129,497)	(1,951,720)
Class C shares
Subscriptions	533,398	8,924,729	184,349	2,804,119
Distributions reinvested	41,819	699,211	—	—
Redemptions	(88,218)	(1,472,018)	(227,337)	(3,423,792)
Net increase (decrease)	486,999	8,151,922	(42,988)	(619,673)
Class R4 shares
Subscriptions	272,553	5,248,661	314,916	5,093,551
Distributions reinvested	9,654	182,559	—	—
Redemptions	(42,824)	(807,877)	(283,402)	(4,821,951)
Net increase	239,383	4,623,343	31,514	271,600
Class R5 shares
Subscriptions	178,637	3,343,868	265,462	4,547,753
Distributions reinvested	7,137	135,326	—	—
Redemptions	(61,814)	(1,158,095)	(113,018)	(2,042,196)
Net increase	123,960	2,321,099	152,444	2,505,557
Class Z shares
Subscriptions	2,631,219	48,357,491	1,597,584	26,310,755
Distributions reinvested	206,671	3,860,616	—	—
Redemptions	(1,132,119)	(20,714,245)	(1,227,256)	(20,303,554)
Net increase	1,705,771	31,503,862	370,328	6,007,201
Total net increase	3,547,580	64,868,723	995,195	16,659,726

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.18		$13.47		$10.87		$10.25		$8.75		$7.58
Income from investment operations:
Net investment income (loss)	0.00	(a)	(0.09)		(0.04)		(0.08)		(0.11)		(0.09)
Net realized and unrealized gain	1.61		4.80		2.64		0.70		1.61		1.26
Total from investment operations	1.61		4.71		2.60		0.62		1.50		1.17
Less distributions to shareholders:
Net investment income	(0.09)		—		—		—		—		—
Net realized gains	(0.76)		—		—		—		—		—
Total distributions to shareholders	(0.85)		—		—		—		—		—
Net asset value, end of period	$18.94		$18.18		$13.47		$10.87		$10.25		$8.75
Total return	9.04%		34.97%		23.92%		6.05%		17.14%		15.44%
Ratios to average net assets(b)
Total gross expenses	1.40	%(c)	1.42%		1.49%		1.39%		1.46	%(d)	1.47	%(d)
Total net expenses(e)	1.40	%(c)	1.42	%(f)	1.46	%(f)	1.39	%(f)	1.43	%(d)	1.45	%(d)(f)
Net investment income (loss)	0.00	%(a)(c)	(0.55%)		(0.36%)		(0.80%)		(1.01%)		(1.10%)
Supplemental data
Net assets, end of period (in thousands)	$106,503		$83,656		$53,711		$50,574		$65,071		$71,989
Portfolio turnover	22%		68%		135%		220%		263%		189%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$16.79		$12.53		$10.19		$9.68		$8.33		$7.26
Income from investment operations:
Net investment loss	(0.06)		(0.20)		(0.12)		(0.15)		(0.19)		(0.15)
Net realized and unrealized gain	1.48		4.46		2.46		0.66		1.54		1.22
Total from investment operations	1.42		4.26		2.34		0.51		1.35		1.07
Less distributions to shareholders:
Net investment income	(0.04)		—		—		—		—		—
Net realized gains	(0.76)		—		—		—		—		—
Total distributions to shareholders	(0.80)		—		—		—		—		—
Net asset value, end of period	$17.41		$16.79		$12.53		$10.19		$9.68		$8.33
Total return	8.67%		34.00%		22.96%		5.27%		16.21%		14.74%
Ratios to average net assets(a)
Total gross expenses	2.15	%(b)	2.16%		2.24%		2.15%		2.21	%(c)	2.22	%(c)
Total net expenses(d)	2.15	%(b)	2.16	%(e)	2.21	%(e)	2.15	%(e)	2.19	%(c)	2.20	%(c)(e)
Net investment loss	(0.77	%)(b)	(1.35%)		(1.10%)		(1.56%)		(1.77%)		(1.85%)
Supplemental data
Net assets, end of period (in thousands)	$1,631		$2,043		$3,147		$3,788		$5,573		$6,478
Portfolio turnover	22%		68%		135%		220%		263%		189%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$16.82		$12.55		$10.21		$9.70		$8.35		$7.27
Income from investment operations:
Net investment loss	(0.06)		(0.20)		(0.12)		(0.15)		(0.19)		(0.15)
Net realized and unrealized gain	1.48		4.47		2.46		0.66		1.54		1.23
Total from investment operations	1.42		4.27		2.34		0.51		1.35		1.08
Less distributions to shareholders:
Net investment income	(0.04)		—		—		—		—		—
Net realized gains	(0.76)		—		—		—		—		—
Total distributions to shareholders	(0.80)		—		—		—		—		—
Net asset value, end of period	$17.44		$16.82		$12.55		$10.21		$9.70		$8.35
Total return	8.65%		34.02%		22.92%		5.26%		16.17%		14.86%
Ratios to average net assets(a)
Total gross expenses	2.15	%(b)	2.17%		2.23%		2.17%		2.22	%(c)	2.22	%(c)
Total net expenses(d)	2.15	%(b)	2.17	%(e)	2.21	%(e)	2.17	%(e)	2.20	%(c)	2.20	%(c)(e)
Net investment loss	(0.76	%)(b)	(1.31%)		(1.11%)		(1.57%)		(1.79%)		(1.85%)
Supplemental data
Net assets, end of period (in thousands)	$31,077		$21,775		$16,791		$15,821		$20,360		$20,941
Portfolio turnover	22%		68%		135%		220%		263%		189%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$18.92		$13.99		$10.73
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.06)		(0.03)
Net realized and unrealized gain	1.71		4.99		3.29
Total from investment operations	1.71		4.93		3.26
Less distributions to shareholders:
Net investment income	(0.10)		—		—
Net realized gains	(0.76)		—		—
Total distributions to shareholders	(0.86)		—		—
Net asset value, end of period	$19.77		$18.92		$13.99
Total return	9.25%		35.24%		30.38%
Ratios to average net assets(c)
Total gross expenses	1.16	%(d)	1.16%		1.22	%(d)
Total net expenses(e)	1.16	%(d)	1.16	%(f)	1.22	%(d)(f)
Net investment income (loss)	0.05	%(d)	(0.37%)		(0.28	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$5,605		$836		$177
Portfolio turnover	22%		68%		135%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$18.98		$14.00	$10.73
Income from investment operations:
Net investment income (loss)	0.03		(0.01)	0.00	(b)
Net realized and unrealized gain	1.69		4.99	3.27
Total from investment operations	1.72		4.98	3.27
Less distributions to shareholders:
Net investment income	(0.11)		—	—
Net realized gains	(0.76)		—	—
Total distributions to shareholders	(0.87)		—	—
Net asset value, end of period	$19.83		$18.98	$14.00
Total return	9.27%		35.57%	30.48%
Ratios to average net assets(c)
Total gross expenses	1.01	%(d)	1.03%	1.08	%(d)
Total net expenses(e)	1.01	%(d)	1.03%	1.08	%(d)
Net investment income (loss)	0.31	%(d)	(0.09%)	(0.08	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$5,768		$3,168	$203
Portfolio turnover	22%		68%	135%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2015		Year Ended August 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.70		$13.82		$11.13		$10.47		$8.92		$7.70
Income from investment operations:
Net investment income (loss)	0.02		(0.05)		(0.01)		(0.07)		(0.09)		(0.07)
Net realized and unrealized gain	1.67		4.93		2.70		0.73		1.64		1.29
Total from investment operations	1.69		4.88		2.69		0.66		1.55		1.22
Less distributions to shareholders:
Net investment income	(0.10)		—		—		—		—		—
Net realized gains	(0.76)		—		—		—		—		—
Total distributions to shareholders	(0.86)		—		—		—		—		—
Net asset value, end of period	$19.53		$18.70		$13.82		$11.13		$10.47		$8.92
Total return	9.25%		35.31%		24.17%		6.30%		17.38%		15.84%
Ratios to average net assets(a)
Total gross expenses	1.15	%(b)	1.17%		1.24%		1.19%		1.22	%(c)	1.22	%(c)
Total net expenses(d)	1.15	%(b)	1.17	%(e)	1.21	%(e)	1.19	%(e)	1.20	%(c)	1.20	%(c)(e)
Net investment income (loss)	0.26	%(b)	(0.30%)		(0.12%)		(0.62%)		(0.79%)		(0.85%)
Supplemental data
Net assets, end of period (in thousands)	$149,729		$111,506		$77,279		$71,456		$133,011		$151,924
Portfolio turnover	22%		68%		135%		220%		263%		189%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Class I shares commenced operations effective March 25, 2015. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many

Semiannual Report 2015
21

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that

Semiannual Report 2015
22

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.77% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Investment Manager does not receive a fee for its services under the Administrative Services Agreement.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 28, 2015, the Fund's annualized effective transfer agent fee rates as a

Semiannual Report 2015
23

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2015, no minimum account balance fees were charged by the Fund

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $205,107 for Class A, $60 for Class B and $522 for Class C shares for the six months ended February 28, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.45%	1.45%
Class B	2.20	2.20
Class C	2.20	2.20
Class R4	1.20	1.20
Class R5	1.10	1.10
Class Z	1.20	1.20

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2015
24

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $222,433,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$80,458,000
Unrealized depreciation	(2,638,000)
Net unrealized appreciation	$77,820,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $107,119,628 and $55,577,844, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, two unaffiliated shareholders of record owned 32.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same

Semiannual Report 2015
25

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
26

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
27

Columbia Global Technology Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR234_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers,

mutual fund commentary and more at columbiathreadneedle.com/us.

Columbia Threadneedle Investor Newsletter

(e-newsletter)

Read our award-winning* shareholder
newsletter. Our quarterly newsletter
is available online and provides timely
and relevant content about economic
trends, fund news, service enhancements and
changes. Sign up to receive the newsletter
electronically at columbiathreadneedle.com/
us/newsletter.

Investment videos

Get analysis of current events and trends that may affect your investments.
Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

Social media We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■	youtube.com/CTInvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	linkedin.com/company/columbia-threadneedle-investments-us

Connect with us on LinkedIn for updates from our thought leaders.

*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund) Class A shares returned 3.62% for the six-month period that ended February 28, 2015.

■	The Fund outperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.01% over the same period.

Average Annual Total Returns (%) (for period ended February 28, 2015)
	Inception	6 Months Cumulative	1 Year	Life
Class A	04/23/12	3.62	6.15	5.47
Citigroup 3-Month U.S. Treasury Bill Index		0.01	0.03	0.05

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at February 28, 2015)
	Long		Short	Net
Common Stocks	54.0		(13.5)	40.5
Consumer Discretionary	10.3		(3.4)	6.9
Consumer Staples	3.2		(1.3)	1.9
Energy	7.1		(0.6)	6.5
Financials	9.6		(1.5)	8.1
Health Care	7.8		(1.7)	6.1
Industrials	3.6		(0.4)	3.2
Information Technology	8.1		(2.5)	5.6
Materials	2.5		(0.8)	1.7
Telecommunication Services	1.5		(0.9)	0.6
Utilities	0.3		(0.4)	(0.1)
Convertible Bonds	1.2		0.0 (a)	1.2
Corporate Bonds & Notes	8.7		(1.2)	7.5
Exchange-Traded Funds	0.0	(a)	(1.9)	(1.9)
Exchange-Traded Notes	0.1		—	0.1
Limited Partnerships	0.2		(0.1)	0.1
Options Purchased Calls	0.0	(a)	—	0.0	(a)
Options Purchased Puts	0.0	(a)	—	0.0	(a)
Treasury Bills	12.1		—	12.1
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	40.4		—	40.4
Total	116.7		(16.7)	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds (amounting to $256.3 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the financial statements.

Market Exposure Through Derivatives Investments (% of notional exposure) (at February 28, 2015)(a)
Fixed Income Derivative Contracts	79.9
Commodities Derivative Contracts	(6.9)
Equity Derivative Contracts	10.4
Forward Foreign Currency Exchange Contracts	16.6
Total Notional Market Value of Derivative Contracts	100.0

(a)	The Fund has market exposure to fixed income, equity and commodities asset classes through its investments in futures and swap contracts, and market exposure to foreign currencies through its investments in forward foreign currency exchange contracts. Futures and swap contracts and forward foreign currency exchange contracts are derivative instruments. The Fund may have long or short market exposures. Reflects notional market value of futures and swap contracts and forward foreign currency exchange contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each derivative contract are shown in the Consolidated Portfolio of Investments. At period end, the notional amount of all outstanding derivative contracts is $1,415,938,376. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the consolidated financial statements. At period end, the Fund held investments in money market funds (amounting to $256,330,815), which have been segregated to cover obligations relating to the Fund’s investment in derivatives. For further information on these holdings, see the Portfolio Holdings table below and the Consolidated Portfolio of Investments.

Portfolio Management

AQR Capital Management, LLC

Clifford Asness, Ph.D., M.B.A.

Brian Hurst

John Liew, Ph.D., M.B.A.

Yao Hua Ooi

Ari Levine, M.S.

Wasatch Advisors, Inc.

Michael Shinnick

Ralph Shive, CFA

Water Island Capital, LLC

Edward Chen

Roger Foltynowicz, CAIA

Gregg Loprete

Todd Munn

Semiannual Report 2015	3

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.20	1,015.86	9.24	9.15	1.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

4	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 44.4%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.5%
Auto Components 0.7%

TRW Automotive Holdings Corp.(a)(b)(c)(n)	53,417	5,568,188

Automobiles 0.9%

General Motors Co.	184,922	6,899,440

Hotels, Restaurants & Leisure 1.1%

Bob Evans Farms, Inc.(c)(n)	23,045	1,349,976

McDonald’s Corp.	51,346	5,078,120

Yum! Brands, Inc.	21,473	1,741,675

Total		8,169,771

Household Durables 0.1%

Brookfield Residential Properties, Inc.(a)	20,970	507,474

Internet & Catalog Retail 0.2%

Liberty TripAdvisor Holdings, Inc., Class A(a)	22,228	734,191

Orbitz Worldwide, Inc.(a)(b)	82,287	952,883

Total		1,687,074

Media 2.5%

Comcast Corp., Class A	5,171	307,054

DIRECTV(a)(b)(c)(n)	90,228	7,994,201

DISH Network Corp., Class A(a)	33,403	2,506,561

Interpublic Group of Companies, Inc. (The)	255,402	5,695,465

Liberty Global PLC, Class A(a)(d)	1	27

Liberty Global PLC, Class C(a)(d)	—	3

Media General, Inc.(a)	88,565	1,320,504

Viacom, Inc., Class B	27,675	1,935,589

Total		19,759,404

Multiline Retail 1.4%

Family Dollar Stores, Inc.(b)(c)(n)	87,606	6,898,097

Target Corp.	54,434	4,182,164

Total		11,080,261

Specialty Retail 1.5%

Chico’s FAS, Inc.	199,554	3,637,869

CST Brands, Inc.	95,092	3,958,680

Dick’s Sporting Goods, Inc.	17,600	951,984

Office Depot, Inc.(a)	53,860	504,668

Staples, Inc.(b)	104,699	1,755,279

Vitamin Shoppe, Inc.(a)	17,373	736,615

Total		11,545,095

Textiles, Apparel & Luxury Goods 0.1%

Perry Ellis International, Inc.(a)(c)(n)	35,052	827,227

Total Consumer Discretionary		66,043,934

Common Stocks (continued)
Issuer	Shares	Value ($)
CONSUMER STAPLES 2.6%
Beverages 0.2%

Molson Coors Brewing Co., Class B	19,516	1,481,069

Food & Staples Retailing 1.4%

Pantry, Inc. (The)(a)(c)(n)	50,665	1,859,405

Safeway, Inc. Casa Ley CVR(e)	287,209	291,488

Safeway, Inc. PDC CVR(e)	287,209	14,016

Wal-Mart Stores, Inc.	108,478	9,104,559

Total		11,269,468

Food Products 1.0%

Nutreco NV	131,668	6,659,171

Tyson Foods, Inc., Class A	21,182	875,029

Total		7,534,200

Total Consumer Staples		20,284,737

ENERGY 5.8%
Energy Equipment & Services 2.7%

Dresser-Rand Group, Inc.(a)(c)(n)	32,843	2,673,092

Ensco PLC, Class A	165,872	4,058,888

Exterran Holdings, Inc.(c)(n)	52,847	1,715,942

Halliburton Co.	169,316	7,270,429

Unit Corp.(a)	119,685	3,655,180

Weatherford International PLC(a)(c)(n)	122,483	1,554,309

Total		20,927,840

Oil, Gas & Consumable Fuels 3.1%

Bill Barrett Corp.(a)	413,414	4,150,676

California Resources Corp.(a)	11,368	81,395

Cloud Peak Energy, Inc.(a)	69,975	580,093

Cobalt International Energy, Inc.(a)	53,463	547,461

CONSOL Energy, Inc.(b)	14,782	475,980

Denbury Resources, Inc.	998,439	8,386,888

Northern Oil and Gas, Inc.(a)	114,081	983,378

Peabody Energy Corp.(b)	27,534	217,519

Pioneer Natural Resources Co.(c)	29,180	4,450,534

Southwestern Energy Co.(a)	93,157	2,336,378

Talisman Energy, Inc.	255,730	1,989,579

Yancoal Australia Ltd.(a)	185,178	10,997

Total		24,210,878

Total Energy		45,138,718

FINANCIALS 7.9%
Banks 1.2%

Bank of America Corp.	237,059	3,747,903

Citigroup, Inc.(c)	85,714	4,493,128

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hudson Valley Holding Corp.	10,802	280,744

Susquehanna Bancshares, Inc.	31,930	428,181

Total		8,949,956

Diversified Financial Services 0.3%

Leucadia National Corp.	106,455	2,526,177

Insurance 3.3%

Aon PLC(c)	23,816	2,390,174

Axis Capital Holdings Ltd.	13,622	706,028

CNA Financial Corp.	69,644	2,913,208

Fairfax Financial Holdings Ltd.	3,869	2,030,289

Friends Life Group Ltd.	675,202	4,285,352

Loews Corp.	213,971	8,774,951

Platinum Underwriters Holdings Ltd.(c)(n)	25,588	1,953,644

XL Group PLC	58,176	2,105,971

Total		25,159,617

Real Estate Investment Trusts (REITs) 2.9%

American Campus Communities, Inc.	83,900	3,462,553

Associated Estates Realty Corp.	23,278	557,508

Aviv REIT, Inc.	16,085	578,738

Investors Real Estate Trust	249,892	1,914,173

Iron Mountain, Inc.	262,222	9,636,659

Outfront Media, Inc.	92,659	2,775,137

Plum Creek Timber Co., Inc.(c)	17,473	759,027

Ventas, Inc.	40,389	3,007,769

Total		22,691,564

Real Estate Management & Development 0.2%

Deutsche Annington Immobilien SE	45,084	1,739,291

Keppel Land Ltd.	25,839	86,205

Total		1,825,496

Total Financials		61,152,810

HEALTH CARE 6.4%
Biotechnology —%

Trius Therapeutics, Inc.(e)(f)(g)	186,725	30,959

Health Care Equipment & Supplies 2.0%

Arthrocare Corp.(e)(f)	82,114	28,149

CareFusion Corp.(a)(c)(n)	184,033	11,056,702

Medtronic PLC(c)	33,800	2,622,542

Stryker Corp.(c)	20,300	1,923,425

Total		15,630,818

Health Care Providers & Services 1.2%

Express Scripts Holding Co.(a)	70,183	5,950,817

Kindred Healthcare, Inc.	86,293	1,831,138

Laboratory Corp. of America Holdings(a)(c)(n)	13,538	1,665,639

Common Stocks (continued)
Issuer	Shares	Value ($)
Synergy Health PLC	1,628	53,535

Total		9,501,129

Pharmaceuticals 3.2%

Allergan, Inc.(c)(n)	47,079	10,957,166

Hospira, Inc.(a)(b)	28,277	2,475,369

Mylan, Inc.	33,589	1,925,489

Novartis AG, ADR(c)	26,743	2,738,483

Prosensa Holdings CVR(f)	16,099	—

Salix Pharmaceuticals Ltd.(a)	16,459	2,587,355

Zoetis, Inc.	82,563	3,805,329

Total		24,489,191

Total Health Care		49,652,097

INDUSTRIALS 3.0%
Aerospace & Defense 0.7%

B/E Aerospace, Inc.(a)	47,998	3,049,793

KLX, Inc.(a)(c)(n)	52,038	2,078,398

Total		5,128,191

Air Freight & Logistics 0.7%

Toll Holdings Ltd.	89,460	623,773

United Parcel Service, Inc., Class B	43,865	4,462,386

Total		5,086,159

Building Products —%

Sanitec OYJ	9,454	108,295

Vicwest, Inc.	9,917	98,924

Total		207,219

Commercial Services & Supplies 0.4%

Republic Services, Inc.	66,611	2,725,722

Construction & Engineering 0.1%

HC2 Holdings, Inc.(a)	84,576	646,161

Electrical Equipment 0.3%

Hubbell, Inc., Class B	14,839	1,688,678

Polypore International, Inc.(a)(b)	10,759	637,901

Total		2,326,579

Trading Companies & Distributors 0.7%

NOW, Inc.(a)(c)	269,602	5,729,042

Transportation Infrastructure 0.1%

Ansaldo STS SpA	90,562	950,095

Total Industrials		22,799,168

INFORMATION TECHNOLOGY 6.7%
Communications Equipment 1.8%

Cisco Systems, Inc.	108,242	3,194,221

Emulex Corp.(a)	114,148	907,476

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Harris Corp.	15,515	1,205,205

Juniper Networks, Inc.	32,960	788,074

Motorola Solutions, Inc.	7,240	491,886

QUALCOMM, Inc.(c)	99,953	7,247,592

Total		13,834,454

Electronic Equipment, Instruments & Components 0.2%

Axis Communications AB	28,238	1,147,878

Internet Software & Services 0.4%

Yahoo!, Inc.(a)	62,481	2,766,659

IT Services 0.2%

Global Payments, Inc.(c)	19,167	1,760,681

Semiconductors & Semiconductor Equipment 1.0%

Spansion, Inc., Class A(a)	39,581	1,428,082

Tokyo Electron Ltd.(c)(n)	318,046	6,026,972

Total		7,455,054

Software 1.9%

Advent Software, Inc.	53,063	2,343,793

AVG Technologies NV(a)	17,418	393,124

BMC Software, Inc.(e)(f)	87,797	6,997

Informatica Corp.(a)	39,400	1,692,033

Microsoft Corp.	89,147	3,909,096

Oracle Corp.	148,980	6,528,304

Total		14,873,347

Technology Hardware, Storage & Peripherals 1.2%

Apple, Inc.(c)	31,328	4,024,395

EMC Corp.(c)(n)	16,706	483,472

Hewlett-Packard Co.	78,009	2,717,833

Silicon Graphics International Corp.(a)	253,240	2,337,405

Total		9,563,105

Total Information Technology		51,401,178

MATERIALS 2.1%
Chemicals 1.8%

FMC Corp.(c)	4,591	291,115

Methanex Corp.(c)(n)	39,943	2,168,905

Mosaic Co. (The)	172,488	9,186,711

Sigma-Aldrich Corp.(c)(n)	15,037	2,076,008

Total		13,722,739

Containers & Packaging 0.3%

Berry Plastics Corp.(a)	43,146	1,480,340

MeadWestvaco Corp.	12,602	668,662

Total		2,149,002

Total Materials		15,871,741

Common Stocks (continued)
Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.9%

Globalstar, Inc.(a)	92,015	237,399

Jazztel PLC(a)	285,778	3,997,499

Verizon Communications, Inc.	48,228	2,384,874

Total		6,619,772

Wireless Telecommunication Services 0.3%

T-Mobile USA, Inc.(a)	83,151	2,746,478

Total Telecommunication Services		9,366,250

UTILITIES 0.2%
Electric Utilities 0.1%

Pepco Holdings, Inc.(c)(n)	30,368	824,187

Gas Utilities 0.1%

Atmos Energy Corp.(c)	18,799	997,099

Total Utilities		1,821,286

Total Common Stocks
(Cost: $332,181,793)		343,531,919

Corporate Bonds & Notes(h) 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.4%
Alliant Techsystems, Inc.
09/15/20	6.875%	2,951,000	3,135,437

AUTOMOTIVE 0.2%
TRW Automotive, Inc.(g)
03/01/21	4.500%	1,837,000	1,855,370

BANKING 0.4%
PNC Preferred Funding Trust I(c)(g)(i)(n)
03/29/49	1.463%	2,526,000	2,374,440

Wells Fargo Capital X
12/15/36	5.950%	676,000	693,238

Total			3,067,678

CABLE AND SATELLITE 0.2%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	1,639,000	1,704,560

CHEMICALS —%
Ashland, Inc.
04/15/18	3.875%	132,000	137,280

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CONSUMER PRODUCTS 0.4%
American Achievement Corp.(g)
04/15/16	10.875%		611,000	606,418

PC Nextco Holdings LLC/Finance, Inc.
08/15/19	8.750%		2,152,000	2,195,040

Total				2,801,458

DIVERSIFIED MANUFACTURING 0.1%
Manitowoc Co., Inc. (The)
10/15/22	5.875%		898,000	967,595

FOOD AND BEVERAGE 0.7%
Big Heart Pet Brands
02/15/19	7.625%		2,620,000	2,673,710

U.S. Foods, Inc.
06/30/19	8.500%		2,738,000	2,874,900

Total				5,548,610

GAMING 0.5%
International Game Technology
10/15/23	5.350%		3,492,000	3,533,831

HEALTH CARE 1.0%
Biomet, Inc.
10/01/20	6.500%		2,567,000	2,717,811

Gentiva Health Services, Inc.
09/01/18	11.500%		2,256,000	2,394,180

Medimpact Holdings, Inc.(g)
02/01/18	10.500%		2,743,000	2,886,665

Total				7,998,656

INDEPENDENT ENERGY —%
Southern Pacific Resource Corp.(g)(j)
01/25/18	0.000%	CAD	1,734,000	117,903

MEDIA AND ENTERTAINMENT 0.2%
Univision Communications, Inc.(g)
05/15/21	8.500%		1,122,000	1,204,748

METALS 0.3%
1839688 Alberta ULC PIK
02/13/20	14.000%		519,769	435,956

Prince Mineral Holding Corp.(g)
12/15/19	12.500%		1,826,000	1,826,000

Total				2,261,956

OIL FIELD SERVICES —%
Exterran Holdings, Inc.
12/01/18	7.250%		126,000	127,260

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER FINANCIAL INSTITUTIONS 0.2%
Prospect Holding Co. LLC/Finance Co.(g)
10/01/18	10.250%	2,498,000	1,898,480

OTHER UTILITY 0.3%
First Wind Capital LLC(g)
06/01/18	10.250%	1,897,000	2,042,841

PHARMACEUTICALS 0.4%
Salix Pharmaceuticals Ltd.(g)
01/15/21	6.500%	2,482,000	2,779,840

PROPERTY & CASUALTY 0.3%
Ambac Assurance Corp.(g)
06/07/20	5.100%	1,851,788	2,143,445

Ambac Assurance Corp.(g)(i)
08/28/39	0.000%	756,000	597,240

Total			2,740,685

TECHNOLOGY 0.6%
Freescale Semiconductor, Inc.
08/01/20	10.750%	1,677,000	1,824,786

Viasystems, Inc.(g)
05/01/19	7.875%	2,437,000	2,571,035

Total			4,395,821

TRANSPORTATION SERVICES 0.1%
Overseas Shipholding Group, Inc.
03/30/18	8.125%	566,000	566,000

WIRELESS 0.4%
NII International Telecom SCA(g)(j)
08/15/19	7.875%	930,000	890,475

T-Mobile USA, Inc.
04/28/19	6.464%	2,213,000	2,295,987

Total			3,186,462

WIRELINES 0.4%
AT&T, Inc.
08/15/16	2.400%	987,000	1,003,104

Windstream Corp.
09/01/18	8.125%	1,914,000	2,000,608

Total			3,003,712

Total Corporate Bonds & Notes
(Cost: $56,495,638)			55,076,183

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Convertible Bonds(h) 1.0%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BUILDING MATERIALS 0.1%
Aecon Group, Inc.
10/31/15	6.250%	CAD	697,000	561,235

HEALTH CARE 0.4%
Volcano Corp.
12/01/17	1.750%		3,221,000	3,221,000

INDEPENDENT ENERGY —%
BPZ Resources, Inc.
10/01/17	8.500%		1,126,000	191,420

METALS 0.2%
Primero Mining Corp.
03/31/16	6.500%		1,484,000	1,469,160

OIL FIELD SERVICES —%
Cal Dive International, Inc.(j)
07/15/17	5.000%		1,749,000	209,880

WIRELESS 0.3%
Globalstar, Inc. PIK
04/01/28	8.000%		506,372	2,141,004

Total Convertible Bonds
(Cost: $8,062,104)				7,793,699

Treasury Bills 10.0%
Issuer	Effective Yield	Principal Amount ($)		Value ($)
UNITED STATES 10.0%
U.S. Treasury Bills
04/09/15	0.010%		3,976,000	3,975,947
06/04/15	0.030%		8,950,000	8,949,293
07/30/15	0.040%		53,038,000	53,029,726
08/06/15	0.060%		11,167,000	11,164,197

Total				77,119,163

Total Treasury Bills
(Cost: $77,109,880)				77,119,163

Exchange-Traded Funds —%
		Shares		Value ($)

iShares Russell 1000 Value ETF			1,279	134,372

Total Exchange-Traded Funds
(Cost: $129,248)				134,372

Exchange-Traded Notes 0.1%
Issuer	Shares	Value ($)
FINANCIALS 0.1%
iPath S&P 500 VIX Short Term ETN(a)	16,814	464,403

Total Financials		464,403

Total Exchange-Traded Notes
(Cost: $489,858)		464,403

Limited Partnerships 0.1%
Energy 0.1%
ENERGY EQUIPMENT & SERVICES 0.1%
Seadrill Partners LLC	65,644	1,005,010

Total Energy		1,005,010

Total Limited Partnerships
(Cost: $1,023,713)		1,005,010

Options Purchased Calls —%
Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
AT&T, Inc.
	263	35.00	06/19/15	20,251

Ball Corp.
	104	75.00	03/20/15	5,460

CommScope Holding Co, Inc.
	82	35.00	03/20/15	1,640

Cypress Semiconductor Corp.
	73	16.00	03/20/15	1,277

Energizer Holdings, Inc.
	39	155.00	03/20/15	1,170

Expedia, Inc.
	312	100.00	03/20/15	6,240

PartnerRe Ltd.
	69	125.00	03/20/15	690
	13	120.00	03/20/15	553
	8	115.00	05/15/15	2,720

Salix Pharmaceuticals Ltd.
	62	160.00	04/17/15	4,495

Staples, Inc.
	207	17.00	01/15/16	41,917

TRW Automotive Holdings Corp.
	30	100.00	04/17/15	13,500

Valeant Pharmaceuticals International, Inc.
	1	200.00	04/17/15	825

Total Options Purchased Calls (Cost: $124,690)				100,738

Options Purchased Puts —%
AT&T, Inc.
	319	34.00	03/20/15	6,858

AVG Technologies NV
	296	15.00	03/20/15	740

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Options Purchased Puts (continued)
Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
B/E Aerospace, Inc.
	406	50.00	03/20/15	4,060
	208	50.00	04/17/15	5,200

Berry Plastics Corp.
	297	30.00	03/20/15	1,485

Bob Evans Farms, Inc.
	197	45.00	03/20/15	2,955

Chico’s FAS, Inc.
	831	16.00	03/20/15	4,155

Cobalt International Energy, Inc.
	311	5.00	03/20/15	1,555
	46	4.00	04/17/15	345

DISH Network Corp., Class A
	198	60.00	03/20/15	990

Dick’s Sporting Goods, Inc.
	177	45.00	03/20/15	2,212

Dollar Tree, Inc.
	33	62.50	05/15/15	330

Dresser-Rand Group, Inc.
	55	75.00	03/20/15	1,375

EMC Corp.
	99	25.00	03/20/15	198
	99	25.00	04/17/15	842

Exterran Holdings, Inc.
	395	22.50	03/20/15	3,950

Family Dollar Stores, Inc.
	126	72.50	07/17/15	5,355

Halliburton Co.
	197	37.50	03/20/15	1,970

Hubbell, Inc., Class B
	99	100.00	03/20/15	24,750

Informatica Corp.
	16	40.00	03/20/15	560
	772	37.50	03/20/15	15,440

Juniper Networks, Inc.
	197	20.00	03/20/15	493
	207	20.00	04/17/15	1,449

Kindred Healthcare, Inc.
	493	15.00	03/20/15	6,162

Media General, Inc.
	247	12.50	03/20/15	4,322

Methanex Corp.
	148	32.50	03/20/15	1,850

Molson Coors Brewing Co., Class B
	156	70.00	03/20/15	4,290
	104	67.50	04/17/15	5,980

Mylan, Inc.
	148	45.00	03/20/15	444

Orbitz Worldwide, Inc.
	287	10.00	08/21/15	5,740
	51	10.00	01/15/16	1,020

PartnerRe Ltd.
	10	110.00	03/20/15	350

Options Purchased Puts (continued)
Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Seadrill Partners LLC
	311	12.50	03/20/15	4,665

T-Mobile USA, Inc.
	519	26.00	03/20/15	2,335

Tyson Foods, Inc., Class A
	98	36.00	03/20/15	490

Viacom, Inc., Class B
	196	55.00	03/20/15	2,450
	99	57.50	03/20/15	743

Vitamin Shoppe, Inc.
	196	35.00	03/20/15	1,960

Weatherford International PLC
	592	9.00	03/20/15	3,848
	197	8.00	03/20/15	1,084
	395	9.00	04/17/15	3,160

Yum! Brands, Inc.
	197	70.00	03/20/15	1,675

Total Options Purchased Puts (Cost: $331,095)				139,835

Money Market Funds 33.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(k)(l)(m)	255,558,925	255,558,925

JPMorgan Prime Money Market Fund, 0.000%(k)(n)	771,890	771,890

Total Money Market Funds
(Cost: $256,330,815)		256,330,815

Total Investments
(Cost: $732,278,834)		741,696,137

Investments Sold Short (13.8)%
Common Stocks (11.1)%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (2.8)%
Hotels, Restaurants & Leisure (0.2)%

Cracker Barrel Old Country Store, Inc.	(2,070)	(312,632)

Denny’s Corp.(a)	(17,841)	(205,350)

Domino’s Pizza, Inc.	(2,351)	(238,697)

Jack in the Box, Inc.	(547)	(52,890)

Papa John’s International, Inc.	(779)	(48,173)

Sonic Corp.	(1,598)	(50,800)

Texas Roadhouse, Inc.	(5,391)	(202,917)

Wendy’s Co. (The)	(4,887)	(54,197)

Total		(1,165,656)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables (0.3)%

Jarden Corp.(a)	(46,081)	(2,445,519)

Internet & Catalog Retail (0.6)%

Expedia, Inc.	(38,472)	(3,529,806)

TripAdvisor, Inc.(a)	(9,297)	(829,757)

Total		(4,359,563)

Leisure Products (0.3)%

Vista Outdoor, Inc.(a)	(52,804)	(2,305,422)

Media (0.1)%

Gannett Co., Inc.	(4,572)	(161,849)

Nexstar Broadcasting Group, Inc., Class A	(3,354)	(182,894)

Sinclair Broadcast Group, Inc., Class A	(3,953)	(108,549)

Time Warner Cable, Inc.	(4,341)	(668,731)

Total		(1,122,023)

Multiline Retail (0.5)%

Dollar Tree, Inc.(a)	(19,032)	(1,516,470)

JCPenney Co., Inc.(a)	(315,080)	(2,678,180)

Total		(4,194,650)

Specialty Retail (0.7)%

Five Below, Inc.(a)	(52,752)	(1,674,085)

Lowe’s Companies, Inc.	(26,237)	(1,943,899)

Tiffany & Co.	(19,091)	(1,684,208)

Total		(5,302,192)

Textiles, Apparel & Luxury Goods (0.1)%

Kate Spade & Co.(a)	(28,422)	(979,138)

Total Consumer Discretionary		(21,874,163)

CONSUMER STAPLES (1.1)%
Beverages —%

Anheuser-Busch InBev NV, ADR	(862)	(109,181)

Food & Staples Retailing (0.7)%

Sprouts Farmers Market, Inc.	(61,194)	(2,252,551)

SYSCO Corp.	(74,097)	(2,889,042)

Total		(5,141,593)

Food Products (0.1)%

ConAgra Foods, Inc.	(2,421)	(84,686)

Hormel Foods Corp.	(3,327)	(194,663)

Pilgrim’s Pride Corp.	(3,032)	(83,168)

Sanderson Farms, Inc.	(1,122)	(95,606)

Total		(458,123)

Household Products (0.3)%

Energizer Holdings, Inc.	(2,951)	(394,932)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Procter & Gamble Co. (The)	(26,524)	(2,257,988)

Total		(2,652,920)

Total Consumer Staples		(8,361,817)

ENERGY (0.5)%
Energy Equipment & Services (0.5)%

Baker Hughes, Inc.	(4,507)	(281,733)

Enerflex Ltd.	(27,480)	(349,518)

Frank’s International NV	(8,939)	(158,757)

RPC, Inc.	(61,662)	(828,737)

Schlumberger Ltd.	(22,582)	(1,900,501)

Superior Energy Services, Inc.	(24,172)	(540,969)

Total		(4,060,215)

Total Energy		(4,060,215)

FINANCIALS (1.3)%
Banks (0.1)%

BB & T Corp.	(8,052)	(306,379)

Sterling Bancorp	(20,720)	(284,278)

Total		(590,657)

Insurance (0.9)%

Aviva PLC	(499,840)	(4,159,347)

Fairfax Financial Holdings Ltd.	(1,664)	(873,197)

PartnerRe Ltd.	(5,997)	(686,657)

RenaissanceRe Holdings Ltd.	(7,572)	(776,357)

Total		(6,495,558)

Real Estate Investment Trusts (REITs) (0.1)%

Camden Property Trust	(2,613)	(190,200)

Omega Healthcare Investors, Inc.	(14,444)	(578,627)

UDR, Inc.	(6,043)	(193,013)

Total		(961,840)

Real Estate Management & Development (0.2)%

Deutsche Annington Immobilien SE	(45,081)	(1,739,191)

Total Financials		(9,787,246)

HEALTH CARE (1.4)%
Health Care Equipment & Supplies (0.3)%

Becton Dickinson and Co.	(14,265)	(2,092,961)

STERIS Corp.	(701)	(45,228)

Total		(2,138,189)

Health Care Providers & Services (0.3)%

Chemed Corp.	(678)	(78,973)

HealthSouth Corp.	(3,454)	(150,111)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Laboratory Corp. of America Holdings(a)	(13,530)	(1,664,596)

Select Medical Holdings Corp.	(9,278)	(125,810)

Total		(2,019,490)

Health Care Technology (0.2)%

Veeva Systems Inc., Class A	(58,701)	(1,812,100)

Pharmaceuticals (0.6)%

Actavis PLC(a)	(17,355)	(5,056,553)

Total Health Care		(11,026,332)

INDUSTRIALS (0.3)%
Aerospace & Defense (0.1)%

Boeing Co. (The)	(1,363)	(205,608)

Hexcel Corp.	(4,109)	(195,506)

Rockwell Collins, Inc.	(2,112)	(188,137)

Spirit AeroSystems Holdings, Inc., Class A	(4,032)	(198,415)

Transdigm Group, Inc.	(922)	(199,945)

Triumph Group, Inc.	(2,592)	(154,976)

Total		(1,142,587)

Commercial Services & Supplies (0.1)%

Black Diamond Group Ltd.	(43,529)	(486,093)

Healthcare Services Group, Inc.	(10,524)	(353,291)

Total		(839,384)

Trading Companies & Distributors (0.1)%

WESCO International, Inc.(a)	(5,784)	(401,583)

Transportation Infrastructure —%

Wesco Aircraft Holdings, Inc.	(12,492)	(187,505)

Total Industrials		(2,571,059)

INFORMATION TECHNOLOGY (2.0)%
Communications Equipment (0.1)%

ADTRAN, Inc.	(477)	(10,270)

Ciena Corp.(a)	(1,014)	(21,213)

CommScope Holding Co., Inc.(a)	(29,285)	(922,477)

Harris Corp.	(4,000)	(310,720)

Total		(1,264,680)

Internet Software & Services (0.3)%

Alibaba Group Holding Ltd., ADR(a)	(25,303)	(2,153,792)

IT Services (0.7)%

Accenture PLC, Class A	(21,931)	(1,974,448)

International Business Machines Corp.	(20,333)	(3,292,726)

Total		(5,267,174)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.9)%

Applied Materials, Inc.	(225,306)	(5,643,915)

Cypress Semiconductor Corp.	(89,987)	(1,327,308)

Intel Corp.	(4,187)	(139,218)

Total		(7,110,441)

Total Information Technology		(15,796,087)

MATERIALS (0.7)%
Chemicals (0.2)%

LyondellBasell Industries NV, Class A	(8,334)	(715,974)

Westlake Chemical Corp.	(10,230)	(682,955)

Total		(1,398,929)

Containers & Packaging (0.5)%

AptarGroup, Inc.	(4,587)	(302,146)

Ball Corp.	(29,028)	(2,081,598)

Bemis Co., Inc.	(1,113)	(54,314)

Crown Holdings, Inc.	(2,854)	(151,262)

Rock-Tenn Co., Class A	(9,815)	(673,701)

Silgan Holdings, Inc.	(5,843)	(335,447)

Total		(3,598,468)

Total Materials		(4,997,397)

TELECOMMUNICATION SERVICES (0.7)%
Diversified Telecommunication Services (0.7)%

AT&T, Inc.	(120,942)	(4,179,755)

Globalstar, Inc.(a)	(500,900)	(1,292,322)

Total		(5,472,077)

Total Telecommunication Services		(5,472,077)

UTILITIES (0.3)%
Electric Utilities (0.3)%

Exelon Corp.	(65,792)	(2,231,665)

Total Utilities		(2,231,665)

Total Common Stocks
(Proceeds: $82,636,424)		(86,178,058)

Corporate Bonds & Notes (1.0)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHEMICALS (0.2)%
Ashland, Inc.
08/15/22	4.750%	(1,650,000)	(1,687,702)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Investments Sold Short (continued)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY (0.1)%
California Resources Corp.(g)
09/15/21	5.500%	(961,000)	(876,913)

METALS (0.1)%
Vale Overseas Ltd.
01/11/22	4.375%	(537,000)	(521,943)

Vale SA
09/11/42	5.625%	(537,000)	(479,648)

Total Metals			(1,001,591)

MIDSTREAM —%
Kinder Morgan Energy Partners LP
09/01/22	3.950%	(113,000)	(115,710)

OIL FIELD SERVICES (0.1)%
National Oilwell Varco, Inc.
12/01/22	2.600%	(565,000)	(550,558)

WIRELESS (0.2)%
T-Mobile USA, Inc.
04/01/23	6.625%	(1,376,000)	(1,456,840)

WIRELINES (0.3)%
AT&T, Inc.
03/11/24	3.900%	(1,822,000)	(1,900,639)

Total Corporate Bonds & Notes
(Proceeds: $7,590,797)			(7,589,953)

Convertible Bonds —%
INDEPENDENT ENERGY —%
BPZ Resources, Inc.(j)
03/01/15	6.500%	(114,000)	(19,380)

Total Independent Energy			(19,380)

Total Convertible Bonds
(Proceeds: $113,532)			(19,380)

Investments Sold Short (continued)
Exchange-Traded Funds (1.6)%
Issuer	Shares	Value ($)
Alerian MLP ETF	(12,789)	(218,180)

Consumer Staples Select Sector SPDR Fund	(11,015)	(550,860)

Health Care Select Sector SPDR Fund	(15,821)	(1,142,276)

Industrial Select Sector SPDR Fund	(27,720)	(1,593,623)

Market Vectors Semiconductor ETF	(16,523)	(941,315)

Powershares QQQ Trust Series 1	(727)	(78,807)

SPDR Barclays High Yield Bond ETF	(85,884)	(3,416,466)

SPDR S&P 500 ETF Trust	(5,606)	(1,180,960)

SPDR S&P Retail ETF	(8,623)	(851,090)

Technology Select Sector SPDR Fund	(2,057)	(88,616)

iShares 7-10 Year Treasury Bond ETF	(1,246)	(134,119)

iShares MSCI China ETF	(7,916)	(420,023)

iShares Russell 2000 Growth ETF	(9,683)	(1,444,220)

Total Exchange-Traded Funds
(Proceeds: $11,664,444)		(12,060,555)

Limited Partnerships (0.1)%
ENERGY (0.1)%
Exterran Partners LP	(27,850)	(652,247)

Total Energy		(652,247)

Total Limited Partnerships
(Cost: $(638,243))		(652,247)

Total Investments Sold Short
(Proceeds: $102,643,440)		(106,500,193)

Total Investments, Net of Investments Sold Short		635,195,944

Other Assets & Liabilities, Net		139,443,832

Net Assets		774,639,776

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 28, 2015

At February 28, 2015, cash totaling $660,000 was received from broker as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	03/18/2015	73,940,000	AUD	60,481,758	USD	2,762,702	—

Citibank	03/18/2015	32,168,000	AUD	24,899,386	USD	—	(211,601)

Citibank	03/18/2015	16,180,000	BRL	5,894,440	USD	223,958	—

Citibank	03/18/2015	11,200,000	BRL	3,895,663	USD	—	(29,514)

Citibank	03/18/2015	31,514,000	CAD	27,083,726	USD	1,880,288	—

Citibank	03/18/2015	22,887,000	CAD	18,124,635	USD	—	(179,328)

Citibank	03/18/2015	1,231,000	CHF	1,416,729	USD	124,599	—

Citibank	03/18/2015	366,000	CHF	375,548	USD	—	(8,628)

Citibank	03/18/2015	1,165,000,000	CLP	1,892,807	USD	7,370	—

Citibank	03/18/2015	320,000,000	CLP	507,251	USD	—	(10,637)

Citibank	03/18/2015	2,640,000,000	COP	1,146,273	USD	91,957	—

Citibank	03/18/2015	272,300,000	CZK	11,644,787	USD	576,264	—

Citibank	03/18/2015	141,354,001	EUR	167,237,392	USD	9,024,099	—

Citibank	03/18/2015	9,137,001	GBP	14,274,381	USD	169,913	—

Citibank	03/18/2015	17,248,000	GBP	26,152,778	USD	—	(472,354)

Citibank	03/18/2015	96,000	HKD	12,376	USD	—	(2)

Citibank	03/18/2015	3,040,000,000	HUF	11,521,635	USD	295,517	—

Citibank	03/18/2015	40,000,000	HUF	146,790	USD	—	(922)

Citibank	03/18/2015	55,300,000,000	IDR	4,284,744	USD	39,640	—

Citibank	03/18/2015	19,185,095	ILS	4,853,854	USD	37,471	—

Citibank	03/18/2015	5,814,905	ILS	1,459,707	USD	—	(114)

Citibank	03/18/2015	9,000,000	INR	140,723	USD	—	(4,732)

Citibank	03/18/2015	14,334,347,289	JPY	120,745,254	USD	891,118	—

Citibank	03/18/2015	7,405,629,710	JPY	61,479,697	USD	—	(441,180)

Citibank	03/18/2015	6,090,000,000	KRW	5,557,987	USD	21,976	—

Citibank	03/18/2015	6,660,000,000	KRW	6,011,371	USD	—	(42,789)

Citibank	03/18/2015	258,700,000	MXN	18,053,673	USD	743,772	—

Citibank	03/18/2015	111,100,000	MXN	7,404,202	USD	—	(29,622)

Citibank	03/18/2015	18,990,000	MYR	5,424,697	USD	168,282	—

Citibank	03/18/2015	1,700,000	MYR	468,278	USD	—	(2,280)

Citibank	03/18/2015	270,350,000	NOK	37,358,708	USD	2,109,121	—

Citibank	03/18/2015	74,004,000	NOK	9,601,531	USD	—	(47,482)

Citibank	03/18/2015	17,549,000	NZD	13,521,355	USD	269,494	—

Citibank	03/18/2015	65,395,000	NZD	47,863,138	USD	—	(1,518,905)

Citibank	03/18/2015	286,200,000	PHP	6,382,136	USD	—	(109,501)

Citibank	03/18/2015	51,700,000	PLN	14,725,544	USD	787,148	—

Citibank	03/18/2015	2,900,000	PLN	774,820	USD	—	(7,024)

Citibank	03/18/2015	18,100,000	RUB	320,939	USD	29,646	—

Citibank	03/18/2015	534,694,000	SEK	70,085,276	USD	5,939,287	—

Citibank	03/18/2015	54,327,000	SEK	6,463,071	USD	—	(54,411)

Citibank	03/18/2015	25,170,000	SGD	18,694,219	USD	233,423	—

Citibank	03/18/2015	36,700,000	TRY	15,145,013	USD	575,983	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	03/18/2015	200,000	TRY	79,337	USD	—	(59)

Citibank	03/18/2015	228,100,000	TWD	7,329,159	USD	71,757	—

Citibank	03/18/2015	276,000,000	TWD	8,747,367	USD	—	(34,057)

Citibank	03/18/2015	132,660	USD	170,000	AUD	45	—

Citibank	03/18/2015	39,336,473	USD	48,652,000	AUD	—	(1,357,739)

Citibank	03/18/2015	3,840,138	USD	10,200,000	BRL	—	(265,422)

Citibank	03/18/2015	36,062,073	USD	42,296,000	CAD	—	(2,235,689)

Citibank	03/18/2015	6,943	USD	7,000	CHF	405	—

Citibank	03/18/2015	1,724,509	USD	1,520,000	CHF	—	(129,025)

Citibank	03/18/2015	161,589	USD	4,000,000	CZK	1,004	—

Citibank	03/18/2015	15,340,634	USD	369,000,000	CZK	—	(341,426)

Citibank	03/18/2015	98,698,671	USD	82,805,000	EUR	—	(6,017,518)

Citibank	03/18/2015	24,158,767	USD	15,853,000	GBP	312,954	—

Citibank	03/18/2015	12,117,880	USD	7,735,000	GBP	—	(177,634)

Citibank	03/18/2015	130,282	USD	1,010,000	HKD	—	(59)

Citibank	03/18/2015	7,633,173	USD	2,100,000,000	HUF	121,711	—

Citibank	03/18/2015	9,900,992	USD	2,585,000,000	HUF	—	(355,099)

Citibank	03/18/2015	1,366,173	USD	17,500,000,000	IDR	—	(22,785)

Citibank	03/18/2015	3,643,896	USD	14,100,000	ILS	—	(104,117)

Citibank	03/18/2015	10,766,621	USD	682,800,000	INR	268,545	—

Citibank	03/18/2015	48,520	USD	3,000,000	INR	—	(36)

Citibank	03/18/2015	7,262,385	USD	871,736,000	JPY	26,483	—

Citibank	03/18/2015	199,425,363	USD	23,506,930,000	JPY	—	(2,876,281)

Citibank	03/18/2015	11,189,298	USD	12,380,000,000	KRW	64,530	—

Citibank	03/18/2015	6,734,675	USD	7,340,000,000	KRW	—	(62,374)

Citibank	03/18/2015	159,715	USD	2,400,000	MXN	871	—

Citibank	03/18/2015	8,958,856	USD	132,200,000	MXN	—	(113,209)

Citibank	03/18/2015	1,976,896	USD	7,000,000	MYR	—	(39,303)

Citibank	03/18/2015	1,151,261	USD	9,024,000	NOK	25,334	—

Citibank	03/18/2015	18,911,399	USD	140,940,000	NOK	—	(534,936)

Citibank	03/18/2015	23,687,808	USD	31,676,000	NZD	231,843	—

Citibank	03/18/2015	71,717,546	USD	93,476,000	NZD	—	(1,130,560)

Citibank	03/18/2015	13,843,141	USD	617,000,000	PHP	151,756	—

Citibank	03/18/2015	5,510,712	USD	20,600,000	PLN	43,078	—

Citibank	03/18/2015	10,502,744	USD	37,100,000	PLN	—	(500,528)

Citibank	03/18/2015	248,814	USD	18,100,000	RUB	42,480	—

Citibank	03/18/2015	14,936,307	USD	120,437,000	SEK	—	(487,762)

Citibank	03/18/2015	5,835,331	USD	7,740,000	SGD	—	(158,472)

Citibank	03/18/2015	15,689,826	USD	36,370,000	TRY	—	(1,251,800)

Citibank	03/18/2015	4,359,270	USD	139,000,000	TWD	63,258	—

Citibank	03/18/2015	5,835,314	USD	182,000,000	TWD	—	(44,665)

Citibank	03/18/2015	3,807,963	USD	45,000,000	ZAR	38,410	—

Citibank	03/18/2015	11,613,108	USD	133,800,000	ZAR	—	(176,556)

Citibank	03/18/2015	34,500,000	ZAR	2,956,638	USD	7,751	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	03/18/2015	70,300,000	ZAR	5,959,983	USD	—	(48,907)

Citibank	06/17/2015	400,000	BRL	135,020	USD	—	(1,059)

Citibank	06/17/2015	11,000	CHF	11,567	USD	—	(26)

Citibank	06/17/2015	100,000,000	COP	39,968	USD	407	—

Citibank	06/17/2015	10,165,000	EUR	11,404,100	USD	11,425	—

Citibank	06/17/2015	961,000	GBP	1,482,731	USD	233	—

Citibank	06/17/2015	4,900,000,000	IDR	371,210	USD	5,511	—

Citibank	06/17/2015	2,500,000	ILS	630,473	USD	2,281	—

Citibank	06/17/2015	751,773,000	JPY	6,308,149	USD	13,913	—

Citibank	06/17/2015	3,900,000	MXN	258,562	USD	—	(738)

Citibank	06/17/2015	400,000	TRY	155,687	USD	691	—

Citibank	06/17/2015	5,280,934	USD	6,800,000	AUD	—	(1,390)

Citibank	06/17/2015	6,386,019	USD	7,986,000	CAD	—	(7,068)

Citibank	06/17/2015	591,545	USD	160,000,000	HUF	—	(2,146)

Citibank	06/17/2015	1,937,142	USD	2,140,000,000	KRW	—	(2,051)

Citibank	06/17/2015	247,358	USD	1,894,000	NOK	—	(903)

Citibank	06/17/2015	4,625,176	USD	6,190,000	NZD	5,631	—

Citibank	06/17/2015	362,526	USD	16,000,000	PHP	—	(367)

Citibank	06/17/2015	691,586	USD	940,000	SGD	—	(3,495)

Citibank	06/17/2015	550,695	USD	6,500,000	ZAR	—	(3,959)

Goldman, Sachs & Co.	03/16/2015	34,350	AUD	28,096	USD	1,279	—

Goldman, Sachs & Co.	03/16/2015	802,500	AUD	625,123	USD	—	(1,409)

Goldman, Sachs & Co.	03/16/2015	1,879,400	CAD	1,623,467	USD	120,363	—

Goldman, Sachs & Co.	03/16/2015	2,587,600	CAD	2,055,441	USD	—	(14,065)

Goldman, Sachs & Co.	03/16/2015	1,460,900	CHF	1,507,162	USD	—	(26,144)

Goldman, Sachs & Co.	03/16/2015	11,580,900	EUR	13,621,811	USD	659,997	—

Goldman, Sachs & Co.	03/16/2015	143,159	GBP	221,310	USD	317	—

Goldman, Sachs & Co.	03/16/2015	102,300	GBP	155,803	USD	—	(2,118)

Goldman, Sachs & Co.	03/16/2015	24,503,600	JPY	205,500	USD	623	—

Goldman, Sachs & Co.	03/16/2015	1,220,200	NOK	167,061	USD	7,955	—

Goldman, Sachs & Co.	03/16/2015	8,540,400	SEK	1,073,893	USD	49,346	—

Goldman, Sachs & Co.	03/16/2015	2,219,900	SEK	262,999	USD	—	(3,311)

Goldman, Sachs & Co.	03/16/2015	70,800	SGD	52,411	USD	481	—

Goldman, Sachs & Co.	03/16/2015	7,306	USD	9,400	AUD	33	—

Goldman, Sachs & Co.	03/16/2015	10,418	USD	12,900	AUD	—	(347)

Goldman, Sachs & Co.	03/16/2015	831,414	USD	1,048,300	CAD	6,992	—

Goldman, Sachs & Co.	03/16/2015	1,807,497	USD	2,160,400	CAD	—	(79,656)

Goldman, Sachs & Co.	03/16/2015	1,516,222	USD	1,460,900	CHF	17,084	—

Goldman, Sachs & Co.	03/16/2015	173,487	USD	147,700	EUR	—	(8,176)

Goldman, Sachs & Co.	03/16/2015	31,813	USD	20,800	GBP	297	—

Goldman, Sachs & Co.	03/16/2015	204,255	USD	131,882	GBP	—	(670)

Goldman, Sachs & Co.	03/16/2015	203,234	USD	24,503,600	JPY	1,642	—

Goldman, Sachs & Co.	03/16/2015	164,333	USD	1,220,200	NOK	—	(5,228)

Goldman, Sachs & Co.	03/16/2015	145,482	USD	1,218,700	SEK	719	—

Total						29,382,463	(21,801,370)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $15,246,886 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	349	JPY	43,152,008	03/2015	170,847	—
3MO EURO EURIBOR	83	EUR	23,219,129	06/2015	1,508	—
3MO EURO EURIBOR	122	EUR	34,131,030	09/2015	2,371	—
3MO EURO EURIBOR	185	EUR	51,756,070	12/2015	14,199	—
3MO EURO EURIBOR	259	EUR	72,458,497	03/2016	41,538	—
3MO EURO EURIBOR	334	EUR	93,436,016	06/2016	82,720	—
3MO EURO EURIBOR	337	EUR	94,265,842	09/2016	114,707	—
3MO EURO EURIBOR	341	EUR	95,360,876	12/2016	107,269	—
3MO EURO SWISS FRANC	9	CHF	2,381,340	06/2015	65	—
3MO EURO SWISS FRANC	12	CHF	3,175,119	09/2015	3,837	—
3MO EURO SWISS FRANC	14	CHF	3,703,205	12/2015	144	—
90 DAY STERLING	327	GBP	62,726,270	06/2015	135,137	—
90 DAY STERLING	341	GBP	65,359,160	09/2015	187,396	—
90 DAY STERLING	243	GBP	46,303,601	09/2016	67,125	—
90 DAY STERLING	247	GBP	47,003,834	12/2016	35,703	—
90DAY EURO$	36	USD	8,891,100	06/2016	91	—
90DAY EURO$	96	USD	23,612,397	12/2016	—	(32,766)
90DAY STERLING	344	GBP	65,847,859	12/2015	161,929	—
90DAY STERLING	285	GBP	54,471,687	03/2016	80,218	—
90DAY STERLING	253	GBP	48,282,336	06/2016	67,111	—
AMSTERDAM IDX	87	EUR	9,420,298	03/2015	351,059	—
AUST 10YR BOND	92	AUD	9,409,419	03/2015	255,517	—
AUST 3YR BOND	669	AUD	58,708,726	03/2015	724,712	—
BANK ACCEPT	150	CAD	29,739,621	06/2015	—	(35,827)
BANK ACCEPT	148	CAD	29,354,932	09/2015	—	(20,457)
CAC40 10 EURO	159	EUR	8,810,153	03/2015	288,307	—
CAN 10YR BOND	33	CAD	3,791,792	06/2015	44,020	—
COCOA — ICE	63	GBP	1,970,540	05/2015	68,023	—
DAX INDEX	28	EUR	8,917,878	03/2015	907,068	—
DJIA MINI e-CBOT	100	USD	9,063,500	03/2015	188,170	—
EURO BUXL 30YR BOND	15	EUR	2,798,185	03/2015	64,378	—
EURO STOXX 50	205	EUR	8,235,650	03/2015	875,931	—
EURO$ 90 DAY	12	USD	2,976,900	12/2015	217	—
EURO$ 90 DAY	19	USD	4,702,975	03/2016	285	—
EURO$ 90 DAY	64	USD	15,772,798	09/2016	—	(15,344)
EURO-BOBL	80	EUR	11,743,760	03/2015	25,727	—
EURO-BUND	88	EUR	15,703,049	03/2015	532,690	—
EURO-SCHATZ	132	EUR	16,442,853	03/2015	4,976	—
FTSE 100 INDEX	92	GBP	9,828,772	03/2015	378,879	—
FTSE/JSE TOP 40	93	ZAR	3,754,995	03/2015	78,638	—
FTSE/MIB INDEX	20	EUR	2,500,405	03/2015	206,394	—
HANG SENG INDEX	38	HKD	6,073,983	03/2015	18,471	—
H-SHARES INDEX	43	HKD	3,395,014	03/2015	53,499	—
IBEX 35 INDEX	26	EUR	3,245,581	03/2015	125,414	—
KOSPI2 INDEX	9	KRW	1,033,620	03/2015	46	—
LONG GILT	70	GBP	12,813,807	06/2015	—	(18,760)
MSCI SING IX ETS	50	SGD	2,802,950	03/2015	—	(29,150)
MSCI TAIWAN INDEX	135	USD	4,834,350	03/2015	62,823	—
NASDAQ 100 E-MINI	107	USD	9,506,950	03/2015	443,245	—
RUSSELL 2000 EMINI ICE	58	USD	7,143,280	03/2015	133,804	—
S&P MID 400 EMINI	64	USD	9,629,440	03/2015	291,272	—
S&P/TSE 60 INDEX	84	CAD	11,948,548	03/2015	496,694	—
S&P500 EMINI	83	USD	8,726,620	03/2015	172,144	—
SGX CNX NIFTY ETS	248	USD	4,411,424	03/2015	15,400	—
SOYBEAN MEAL (CBT)	17	USD	582,080	05/2015	623	—
SPI 200	106	AUD	12,246,182	03/2015	597,880	—
TOPIX INDEX	65	JPY	8,289,028	03/2015	761,864	—
US LONG BOND	54	USD	8,739,563	06/2015	—	(5,098)

Total			1,318,606,997		9,442,085	(157,402)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE (ICE)	(57)	USD	(3,567,060)	03/2015	—	(115,036)
COFFEE	(25)	USD	(1,317,188)	05/2015	159,823	—
COPPER	(72)	USD	(4,844,700)	05/2015	—	(167,522)
CORN	(231)	USD	(4,542,038)	05/2015	—	(22,230)
EURO$ 90 DAY	(71)	USD	(17,683,438)	06/2015	—	(8,732)
EURO$ 90 DAY	(26)	USD	(6,463,925)	09/2015	—	(4,226)
GAS OIL	(104)	USD	(6,039,800)	04/2015	—	(170,048)
GASOLINE RBOB	(11)	USD	(913,789)	03/2015	—	(56,617)
GOLD 100 OZ	(29)	USD	(3,517,990)	04/2015	—	(19,875)
HEATING OIL	(63)	USD	(5,222,410)	03/2015	—	(220,985)
LME COPPER	(49)	USD	(7,249,550)	03/2015	424,246	—
LME NICKEL	(7)	USD	(590,037)	03/2015	—	(504)
LME PRI ALUM	(17)	USD	(768,931)	03/2015	—	(832)
LME ZINC	(13)	USD	(666,819)	03/2015	5,686	—
NATURAL GAS	(133)	USD	(3,636,220)	03/2015	—	(7,172)
PLATINUM	(23)	USD	(1,363,440)	04/2015	—	(17,054)
SILVER	(23)	USD	(1,904,170)	05/2015	—	(18,716)
SOYBEAN	(15)	USD	(773,813)	05/2015	—	(33,559)
SOYBEAN OIL	(6)	USD	(118,620)	05/2015	—	(3,668)
SUGAR #11 (WORLD)	(565)	USD	(8,713,656)	04/2015	524,370	—
WHEAT	(167)	USD	(4,283,550)	05/2015	17,481	—
WHEAT KCBT	(39)	USD	(1,052,025)	05/2015	40,669	—
WTI CRUDE	(10)	USD	(497,600)	03/2015	26,532	—

Total			(85,730,769)		1,198,807	(866,776)

Open Options Contracts Written at February 28, 2015

At February 28, 2015, securities totaling $2,288,412 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Ball Corp.	Call	166	80.00	13,028	03/2015	2,490
Ball Corp.	Put	312	75.00	55,830	03/2015	113,880
Ball Corp.	Put	104	70.00	7,978	03/2015	9,100
CONSOL Energy, Inc.	Call	14	33.00	2,417	03/2015	938
CONSOL Energy, Inc.	Call	14	35.00	955	03/2015	287
CONSOL Energy, Inc.	Call	14	34.00	1,564	03/2015	511
Cypress Semiconductor Corp.	Call	73	14.00	7,343	03/2015	7,117
Cypress Semiconductor Corp.	Put	73	14.00	1,372	03/2015	1,460
DIRECTV	Call	24	85.00	6,139	03/2015	9,300
DIRECTV	Call	5	87.50	603	03/2015	813
Dollar Tree, Inc.	Call	33	70.00	7,853	05/2015	32,835
Dresser-Rand Group, Inc.	Put	2	80.00	149	03/2015	95
Expedia, Inc.	Call	104	95.00	11,228	03/2015	8,840
Expedia, Inc.	Put	104	87.50	11,124	03/2015	7,540
Family Dollar Stores, Inc.	Call	23	80.00	2,731	04/2015	748
Hospira, Inc.	Call	15	90.00	231	08/2015	113
MWI Veterinary Supply, Inc.	Call	4	190.00	559	03/2015	0	(a)
Orbitz Worldwide, Inc.	Call	287	12.00	3,246	08/2015	3,587
Orbitz Worldwide, Inc.	Call	51	12.00	2,905	01/2016	638
PartnerRe Ltd.	Put	35	115.00	4,325	03/2015	6,912
PartnerRe Ltd.	Put	37	115.00	7,821	05/2015	13,875
Peabody Energy Corp.	Call	8	8.00	194	03/2015	152
Polypore International, Inc.	Call	3	60.00	159	03/2015	38
Polypore International, Inc.	Call	1	60.00	41	04/2015	45
Staples, Inc.	Put	104	17.00	7,692	03/2015	7,540
Staples, Inc.	Call	207	18.00	15,309	06/2015	12,937
Staples, Inc.	Put	207	15.00	14,274	06/2015	11,902
Staples, Inc.	Call	207	22.00	11,169	01/2016	12,420
TRW Automotive Holdings Corp.	Call	30	105.00	2,219	04/2015	1,350

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Open Options Contracts Written at February 28, 2015 (continued)

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Valeant Pharmaceuticals International, Inc.	Call	1	202.50	342	03/2015	295
Valeant Pharmaceuticals International, Inc.	Put	1	187.50	294	03/2015	198

Total						267,956

(a)	Rounds to zero.

Total Return Swap Contracts Outstanding at February 28, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	8/7/2015	GBP	23,265	843	—

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on ProSiebenSat.1 Media AG	11/20/2015	EUR	1,298	—	(169)

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on RTL Group	11/20/2015	EUR	1,175	—	(71)

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on Television Francaise	11/20/2015	EUR	4,029	—	(446)

Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	11/20/2015	GBP	85,758	3,106	—

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on ProSiebenSat.1 Media AG	12/16/2015	EUR	1,613	—	(209)

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on RTL Group	12/16/2015	EUR	5,202	—	(315)

Goldman Sachs	Floating rate based on EONIA Index minus 0.45%	Total return on STXE 600 Media EURO Pr	12/16/2015	EUR	25,217	—	(1,738)

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.40%	Total return on ProSiebenSat.1 Media AG	1/14/2016	EUR	3,423	—	(445)

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.40%	Total return on Television Francaise	1/14/2016	EUR	4,451	—	(493)

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.75%	Total return on RTL Group	1/14/2016	EUR	6,628	—	(402)

Goldman Sachs	Floating rate based on EONIA Index minus 0.45%	Total return on STXE 600 Media EURO Pr	1/14/2016	EUR	8,307	—	(572)

Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	1/14/2016	GBP	46,438	1,682	—

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.40%	Total return on ProSiebenSat.1 Media AG	1/15/2016	EUR	1,298	—	(169)

Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.40%	Total return on Television Francaise	1/15/2016	EUR	1,643	—	(182)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Total Return Swap Contracts Outstanding at February 28, 2015 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.75%	Total return on RTL Group	1/15/2016	EUR	2,517	—	(153)

Goldman Sachs	Floating rate based on EONIA Index minus 0.45%	Total return on STXE 600 Media EURO Pr	1/15/2016	EUR	35,007	—	(2,412)

Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	1/15/2016	GBP	17,211	623	—

Goldman Sachs	Total return on Optos PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	2/26/2016	GBP	86,928	1,440	—

Total						7,694	(7,776)

Total Return Swap Contracts on Futures at February 28, 2015

At February 28, 2015, securities and cash totaling $5,950,593 were pledged as collateral to cover open total return swap contracts on futures.

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	EURO-BOBL	03/2015	EUR	68,260,604	391,040	—

Barclays	EURO-SCHATZ	03/2015	EUR	208,400,704	274,536	—

Barclays	GASOLINE RBOB	03/2015	USD	(1,079,933)	—	(112,367)

Barclays	US 10YR NOTE	06/2015	USD	24,153,610	40,019	—

Barclays	US 2YR NOTE	06/2015	USD	79,125,280	14,667	—

Barclays	US 5YR NOTE	06/2015	USD	35,545,813	11,519	—

Citibank	COCOA	05/2015	USD	(30,160)	—	(2,470)

Citibank	COCOA FUTURE (LIFFE)	05/2015	GBP	1,063,466	52,381	—

Citibank	COFFEE	05/2015	USD	(474,188)	98,418	—

Citibank	COPPER	05/2015	USD	(2,758,788)	—	(78,413)

Citibank	CORN	05/2015	USD	(1,946,588)	—	(11,724)

Citibank	COTTON NO.2	05/2015	USD	(1,038,880)	—	(50,525)

Citibank	GASOLINE RBOB	03/2015	USD	(2,242,939)	—	(237,572)

Citibank	GOLD 100 OZ	04/2015	USD	(5,822,880)	—	(43,686)

Citibank	HEATING OIL	03/2015	USD	(497,372)	—	(46,373)

Citibank	LME PRI ALUM	03/2015	USD	(361,850)	—	(2,350)

Citibank	PLATINUM	04/2015	USD	(3,023,280)	4,141	—
Citibank	SILVER	05/2015	USD	(993,480)	—	(7,500)

Citibank	SOYBEAN	05/2015	USD	(6,500,025)	—	(322,213)

Citibank	SOYBEAN OIL	05/2015	USD	(3,044,580)	—	(120,748)

Citibank	WHEAT	05/2015	USD	(5,540,400)	95,044	—

Citibank	WHEAT KCBT	05/2015	USD	(944,125)	30,330	—

Citibank	WTI CRUDE	03/2015	USD	(1,542,560)	2,759	—

Deutsche Bank	GASOLINE RBOB	03/2015	USD	(249,215)	—	(16,464)

Deutsche Bank	LEAN HOGS	04/2015	USD	(2,078,230)	347,273	—

J.P. Morgan	HANG SENG INDEX	03/2015	HKD	3,996,042	17,746	—

J.P. Morgan	SWISS MKT IX	03/2015	CHF	(562,207)	—	(31,489)
Total					1,379,873	(1,083,894)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing.

(b)	At February 28, 2015, securities valued at $2,132,823 were held to cover open call options written.

(c)	This security, or a portion of this security, was pledged as collateral for securities sold short. At February 28, 2015, total securities pledged were $78,881,857.

(d)	Represents fractional shares.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $371,609, which represents 0.05% of net assets.

(f)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $66,105, which represents 0.01% of net assets. Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Arthrocare Corp.	06/09/14	—

BMC Software, Inc.	08/27/14	—

Prosensa Holdings CVR	01/15/15	—

Trius Therapeutics, Inc.	08/01/2013 - 08/08/2013	24,524

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $22,948,946 or 2.96% of net assets.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)	Variable rate security.

(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2015, the value of these securities amounted to $1,198,878, which represents 0.15% of net assets.

(k)	The rate shown is the seven-day current annualized yield at February 28, 2015.

(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	235,765,378	378,990,804	(359,197,257)	255,558,925	128,193	255,558,925

(m)	At February 28, 2015, cash or short-term securities were designated to cover open put and/or call options written.

(n)	This security, or a portion of this security, has been pledged as collateral in connection with options contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Consolidated Portfolio of Investments.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Currency Legend (continued)

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	66,043,934	—	—	66,043,934

Consumer Staples	13,625,566	6,659,171	—	20,284,737

Energy	45,127,721	10,997	—	45,138,718

Financials	55,041,962	6,110,848	—	61,152,810

Health Care	49,539,454	53,535	59,108	49,652,097

Industrials	21,117,005	1,682,163	—	22,799,168

Information Technology	50,246,303	1,147,878	6,997	51,401,178

Materials	15,871,741	—	—	15,871,741

Telecommunication Services	5,368,751	3,997,499	—	9,366,250

Utilities	1,821,286	—	—	1,821,286

Common Stocks — Investments Sold Short

Consumer Discretionary	(21,874,163)	—	—	(21,874,163)

Consumer Staples	(8,361,817)	—	—	(8,361,817)

Energy	(4,060,215)	—	—	(4,060,215)

Financials	(3,888,708)	(5,898,538)	—	(9,787,246)

Health Care	(11,026,332)	—	—	(11,026,332)

Industrials	(2,571,059)	—	—	(2,571,059)

Information Technology	(15,796,087)	—	—	(15,796,087)

Materials	(4,997,397)	—	—	(4,997,397)

Telecommunication Services	(5,472,077)	—	—	(5,472,077)

Utilities	(2,231,665)	—	—	(2,231,665)

Exchange-Traded Funds	134,372	—	—	134,372

Exchange-Traded Funds — Investments Sold Short	(12,060,555)	—	—	(12,060,555)

Total Equity Securities	231,598,020	13,763,553	66,105	245,427,678

Bonds

Corporate Bonds & Notes	—	55,076,183	—	55,076,183

Corporate Bonds & Notes — Investments Sold Short	—	(7,589,953)	—	(7,589,953)

Convertible Bonds	—	7,793,699	—	7,793,699

Convertible Bonds & Notes — Investments Sold Short	—	(19,380)	—	(19,380)

Total Bonds	—	55,260,549	—	55,260,549

Short-Term Securities

Treasury Bills	77,119,163	—	—	77,119,163

Total Short-Term Securities	77,119,163	—	—	77,119,163

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Exchange-Traded Notes	464,403	—	—	464,403

Limited Partnerships	1,005,010	—	—	1,005,010

Limited Partnerships — Investments Sold Short	(652,247)	—	—	(652,247)

Options Purchased Calls	100,738	—	—	100,738

Options Purchased Puts	139,835	—	—	139,835

Total Other	1,057,739	—	—	1,057,739

Mutual Funds

Money Market Funds	256,330,815	—	—	256,330,815

Total Mutual Funds	256,330,815	—	—	256,330,815

Investments in Securities	566,105,737	69,024,102	66,105	635,195,944
Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	29,382,463	—	29,382,463

Futures Contracts	10,640,892	—	—	10,640,892

Swap Contracts	—	1,387,567	—	1,387,567

Liabilities

Forward Foreign Currency Exchange Contracts	—	(21,801,370)	—	(21,801,370)

Futures Contracts	(1,024,178)	—	—	(1,024,178)

Options Contracts Written	—	(267,956)	—	(267,956)

Swap Contracts	—	(1,091,670)	—	(1,091,670)

Total	575,722,451	76,633,136	66,105	652,421,692

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
3,460,222	—	—	3,460,222

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $476,264,124)	$485,896,639

Affiliated issuers (identified cost $255,558,925)	255,558,925

Options purchased (identified cost $455,785)	240,573

Total investments (identified cost $732,278,834)	741,696,137

Cash	59,912

Foreign currency (identified cost $1,614,673)	1,597,972

Cash collateral held at broker	121,608,210

Margin deposits	15,246,886

Unrealized appreciation on forward foreign currency exchange contracts	29,382,463

Unrealized appreciation on swap contracts	1,387,567

Receivable for:

Investments sold	13,892,431

Capital shares sold	1,263,220

Dividends	493,965

Interest	1,137,995

Reclaims	5,792

Variation margin	643,602

Prepaid expenses	3,361

Trustees’ deferred compensation plan	14,359

Other assets	8,598

Total assets	928,442,470

Liabilities

Securities sold short, at value (proceeds $102,643,440)	106,500,193

Option contracts written, at value (premiums received $201,094)	267,956

Unrealized depreciation on forward foreign currency exchange contracts	21,801,370

Unrealized depreciation on swap contracts	1,091,670

Payable for:

Investments purchased	19,875,078

Capital shares purchased	1,918,444

Dividends and interest on securities sold short	242,406

Collateral and deposits	660,000

Variation margin	1,296,566

Investment management fees	21,364

Distribution and/or service fees	5,320

Transfer agent fees	50,615

Administration fees	1,664

Compensation of board members	1,456

Chief compliance officer expenses	68

Other expenses	54,165

Trustees’ deferred compensation plan	14,359

Total liabilities	153,802,694

Net assets applicable to outstanding capital stock	$774,639,776

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2015 (Unaudited)

Represented by

Paid-in capital	$738,235,059

Excess of distributions over net investment income	(13,525,995)

Accumulated net realized gain	27,311,540

Unrealized appreciation (depreciation) on:

Investments	9,632,515

Foreign currency translations	(368,220)

Forward foreign currency exchange contracts	7,581,093

Futures contracts	9,616,714

Options purchased	(215,212)

Options contracts written	(66,862)

Securities sold short	(3,856,753)

Swap contracts	295,897

Total — representing net assets applicable to outstanding capital stock	$774,639,776

Class A

Net assets	$774,639,776

Shares outstanding	72,539,676

Net asset value per share	$10.68

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,317,048

Dividends — affiliated issuers	128,193

Interest	2,768,888

Foreign taxes withheld	(14,160)

Total income	6,199,969

Expenses:

Investment management fees	3,851,260

Distribution and/or service fees

Class A	958,735

Transfer agent fees

Class A	376,631

Administration fees	300,086

Compensation of board members	17,929

Custodian fees	42,761

Printing and postage fees	40,041

Registration fees	27,073

Professional fees	33,252

Dividends and interest on securities sold short	1,291,414

Chief compliance officer expenses	196

Other	23,210

Total expenses	6,962,588

Net investment loss	(762,619)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	10,927,608

Foreign currency translations	(52,095)

Forward foreign currency exchange contracts	16,085,078

Futures contracts	28,591,816

Options purchased	(2,138,051)

Options contracts written	86,804

Securities sold short	(9,845,592)

Swap contracts	1,771,800

Net realized gain	45,427,368

Net change in unrealized appreciation (depreciation) on:

Investments	(27,361,956)

Foreign currency translations	(272,124)

Forward foreign currency exchange contracts	6,654,153

Futures contracts	439,995

Options purchased	772,144

Options contracts written	147,519

Securities sold short	2,633,101

Swap contracts	(772,135)

Net change in unrealized depreciation	(17,759,303)

Net realized and unrealized gain	27,668,065

Net increase in net assets resulting from operations	$26,905,446

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations

Net investment loss	$(762,619)	$(2,023,532)

Net realized gain	45,427,368	20,939,725

Net change in unrealized appreciation (depreciation)	(17,759,303)	24,908,735

Net increase in net assets resulting from operations	26,905,446	43,824,928

Distributions to shareholders

Net investment income

Class A	(7,150,893)	(9,075,353)

Net realized gains

Class A	(33,605,548)	(7,925,989)

Total distributions to shareholders	(40,756,441)	(17,001,342)

Increase in net assets from capital stock activity	10,679,422	84,760,190

Total increase (decrease) in net assets	(3,171,573)	111,583,776

Net assets at beginning of period	777,811,349	666,227,573

Net assets at end of period	$774,639,776	$777,811,349

Excess of distributions over net investment income	$(13,525,995)	$(5,612,483)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	6,074,518	65,121,238	22,677,044	242,230,834

Distributions reinvested	3,896,396	40,756,301	1,590,350	17,000,842

Redemptions	(8,906,051)	(95,198,117)	(16,300,039)	(174,471,486)

Net increase	1,064,863	10,679,422	7,967,355	84,760,190

Total net increase	1,064,863	10,679,422	7,967,355	84,760,190

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$10.88		$10.49		$10.03		$10.00

Income from investment operations:

Net investment income (loss)	(0.01)		(0.03)		0.02		0.01

Net realized and unrealized gain	0.39		0.67		0.53		0.02

Total from investment operations	0.38		0.64		0.55		0.03

Less distributions to shareholders:

Net investment income	(0.10)		(0.13)		(0.08)		—

Net realized gains	(0.48)		(0.12)		(0.01)		—

Total distributions to shareholders	(0.58)		(0.25)		(0.09)		—

Net asset value, end of period	$10.68		$10.88		$10.49		$10.03

Total return	3.62%		6.15%		5.53%		0.30%

Ratios to average net assets(b)

Total gross expenses	1.82	%(c)(d)	1.79	%(c)	1.70	%(c)	1.73	%(c)(d)

Total net expenses(e)	1.82	%(c)(d)	1.79	%(c)	1.67	%(c)	1.63	%(c)(d)

Net investment income (loss)	(0.20	%)(d)	(0.27%)		0.17%		0.31	%(d)

Supplemental data

Net assets, end of period (in thousands)	$774,640		$777,811		$666,228		$476,520

Portfolio turnover	131%		246%		239%		141%

Notes to Consolidated Financial Highlights

(a)	Based on operations from April 23, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.34% for the six months ended February 28, 2015 and 0.31%, 0.17% and 0.13% for the years ended August 31, 2014, 2013 and 2012, respectively.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. At February 28, 2015, the net assets of ASGM Offshore Fund, Ltd. were $60,827 or 0.01% of the Fund’s Consolidated net assets and the net assets of ASMF Offshore Fund, Ltd. were $67,838,385 or 8.76% of the Fund’s Consolidated net assets. All intercompany transactions and balances have been eliminated in the consolidation process.

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the

Semiannual Report 2015	31

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary

32	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2015	33

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage exposure to movements in interest rates and manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, protect gains and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

34	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended February 28, 2015 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at August 31, 2014	2,902	349,311	514	43,620
Opened	10,725	766,472	4,081	350,587
Closed	3,562	436,616	1,146	126,892
Expired	4,502	245,914	1,587	90,221
Exercised	4,279	343,018	883	66,235

Balance at February 28, 2015	1,284	90,235	979	110,859

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated

Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate and to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference instruments. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference instruments. This risk may be offset if the Fund holds any of the underlying reference instruments. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet

Semiannual Report 2015	35

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

prescribed levels of creditworthiness, as determined by the Investment Manager.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2015:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	29,382,463	—	29,382,463	21,801,370	660,000	—	6,921,093
Over-the-Counter Swap Contracts(c)	1,387,567	—	1,387,567	437,344	—	—	950,223
Options Purchased Calls	100,738	—	100,738	100,738	—	—	—
Options Purchased Puts	139,835	—	139,835	139,835	—	—	—
Total	31,010,603	—	31,010,603	22,479,287	660,000	—	7,871,316

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount ($)(e)
				Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	21,801,370	—	21,801,370	21,801,370	—	—	—
Over-the-Counter Swap Contracts(c)	1,091,670	—	1,091,670	437,344	640,501	13,743	82
Options Contracts Written	267,956	—	267,956	240,573	—	27,383	—
Total	23,160,996	—	23,160,996	22,479,287	640,501	41,126	82

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and

Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

36	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2015:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	6,446,200	*
Equity risk	Investments, at value — Options purchased	240,573
Equity risk	Net assets — unrealized appreciation on swap contracts	25,440	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	29,382,463
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,927,826	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	731,781	*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	1,267,453	*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	630,346	*
Total		41,652,082

	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	29,150	*
Equity risk	Options contracts written, at value	267,956
Equity risk	Net assets — unrealized depreciation on swap contracts	39,265	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	21,801,370
Interest rate risk	Net assets — unrealized depreciation on futures contracts	141,799	*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	853,816	*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	1,052,405	*
Total		24,185,761
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	21,813,870	—	5,226,278	27,040,148

Equity risk	—	(5,182,407)	(2,051,247)	(2,550,116)	(9,783,770)

Foreign exchange risk	16,085,078	(70,578)	—	—	16,014,500

Interest rate risk	—	12,030,931	—	(904,362)	11,126,569

Total	16,085,078	28,591,816	(2,051,247)	1,771,800	44,397,447

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	(1,588,789)	—	(1,281,171)	(2,869,960)

Equity risk	—	3,236,577	918,891	64,061	4,219,529

Foreign exchange risk	6,654,153	9,341	—	—	6,663,494

Interest rate risk	—	(1,217,134)	772	444,975	(771,387)

Total	6,654,153	439,995	919,663	(772,135)	7,241,676

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	1,286,685,896
Futures contracts — Short	86,825,735

Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	687,416
Options contracts — Written	(247,454)

Semiannual Report 2015	37

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	45,098,240	(35,628,458)
Total return swap contracts	2,273,855	(886,498)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2015.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, cash collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in “Dividends and interest on securities sold short” in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

The following table presents the Fund’s gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Fund as of February 28, 2015:

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(b)
Securities Borrowed	106,500,193	—	106,500,193	—	106,500,193	—	—

(a)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount due to counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the

38	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the Subsidiary’s day-to-day business pursuant to an Investment Management Services Agreement between the Subsidiary and the Investment Manager. Under the Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.02% to 0.90% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 1.00% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC,

Semiannual Report 2015	39

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Wasatch Advisors, Inc. and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2015, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.10%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits

40	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.52%	1.50%

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $732,279,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$36,213,000
Unrealized depreciation	(26,796,000)
Net unrealized appreciation	$9,417,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $679,545,253 and $665,876,032, respectively, for the six months ended February 28, 2015, of which $20,110,227 and $8,950,000, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. Prior to the December 9, 2014 amendment,

Semiannual Report 2015	41

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s potential losses could exceed those of other funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund’s use of short sales in effect “leverages” the Fund, when the Fund uses the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

42	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2015	43

Active Portfolios® Multi-Manager Alternative Strategies Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR100_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Active Portfolios® Multi-Manager Core Plus Bond Fund (the Fund) Class A shares returned 1.57% for the six-month period that ended February 28, 2015.

■	The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.25% over the same period.

Average Annual Total Returns (%) (for period ended February 28, 2015)
	Inception	6 Months Cumulative	1 Year	Life
Class A	04/20/12	1.57	4.36	3.27
Barclays U.S. Aggregate Bond Index		2.25	5.05	2.77

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Columbia Management Investment Advisers, LLC

Brian Lavin, CFA

Carl Pappo, CFA

Michael Zazzarino

Federated Investment Management Company

Jerome Conner, CFA

Donald Ellenberger

TCW Investment Management Company

Stephen Kane, CFA

Laird Landmann

Tad Rivelle

Bryan Whalen, CFA

Portfolio Breakdown (%) (at February 28, 2015)
Asset-Backed Securities — Agency	1.1
Asset-Backed Securities — Non-Agency	8.9
Commercial Mortgage-Backed Securities — Agency	2.0
Commercial Mortgage-Backed Securities — Non-Agency	3.6
Common Stocks	0.0	(a)
Energy	0.0	(a)
Corporate Bonds & Notes	31.2
Foreign Government Obligations	1.4
Inflation-Indexed Bonds	2.4
Money Market Funds	6.2
Municipal Bonds	0.8
Mutual Fund	0.3
Preferred Debt	0.6
Residential Mortgage-Backed Securities — Agency	19.2
Residential Mortgage-Backed Securities — Non-Agency	4.4
Senior Loans	0.4
Treasury Bills	0.7
U.S. Government & Agency Obligations	1.5
U.S. Treasury Obligations	15.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at February 28, 2015)
AAA rating	55.1
AA rating	3.5
A rating	9.3
BBB rating	19.1
BB rating	5.1
B rating	2.9
CCC rating	2.0
CC rating	0.7
C rating	0.1
D rating	0.5
Not rated	1.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Barclay’s (median split — low domestic)

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.70	1,020.94	4.02	4.03	0.80

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

Semiannual Report 2015	5

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 33.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.3%
Bombardier, Inc.(b)
01/15/16	4.250%	95,000	95,950
03/15/20	7.750%	31,000	32,318

Bombardier, Inc.(b)(c)
09/15/18	5.500%	14,000	14,000
03/15/25	7.500%	80,000	80,000

Embraer Overseas Ltd.
09/16/23	5.696%	100,000	107,000

Embraer SA
06/15/22	5.150%	1,750,000	1,835,312

Huntington Ingalls Industries, Inc.(b)
12/15/21	5.000%	59,000	61,876

KLX, Inc.(b)
12/01/22	5.875%	225,000	229,781

L-3 Communications Corp.
07/15/20	4.750%	3,284,000	3,532,993
02/15/21	4.950%	446,000	492,283
05/28/24	3.950%	1,115,000	1,137,311

Lockheed Martin Corp.
09/15/21	3.350%	3,140,000	3,325,207
03/01/25	2.900%	2,757,000	2,777,636

Oshkosh Corp.(b)(c)
03/01/25	5.375%	21,000	21,446

Textron, Inc.
03/01/24	4.300%	690,000	728,563
03/01/25	3.875%	300,000	309,185

TransDigm, Inc.
10/15/20	5.500%	11,000	10,890
07/15/21	7.500%	326,000	347,598
07/15/22	6.000%	175,000	177,188
07/15/24	6.500%	495,000	506,137

Total			15,822,674

AIRLINES 0.7%
American Airlines Pass-Through Trust
01/15/23	4.950%	2,784,152	3,027,765

Avianca Holdings SA/Leasing LLC/Grupo Taca Holdings Ltd.(b)
05/10/20	8.375%	1,000,000	1,028,750

Continental Airlines Pass-Through Trust
01/02/18	6.900%	457,793	478,943
08/02/20	6.545%	1,999,166	2,201,482
10/19/23	5.983%	2,683,191	2,964,926

Delta Air Lines Pass-Through Trust
01/02/23	6.718%	3,319,043	3,881,223

JetBlue Airways Pass-Through Trust(d)
05/15/18	0.708%	5,910,000	5,813,962

Southwest Airlines Co.
03/01/17	5.125%	3,000,000	3,223,440

U.S. Airways Pass-Through Trust
04/01/26	5.900%	3,577,256	4,095,958
12/03/26	4.625%	4,007,649	4,338,280

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc. Pass-Through Trust
07/15/18	9.750%	1,424,633	1,581,343

Total			32,636,072

APARTMENT REIT 0.4%
AvalonBay Communities, Inc.
03/15/20	6.100%	1,865,000	2,169,996
09/15/22	2.950%	4,650,000	4,613,832

Mid-America Apartments LP
10/01/15	5.500%	4,650,000	4,772,500
06/15/24	3.750%	2,100,000	2,144,953

Post Apartment Homes LP
12/01/22	3.375%	1,000,000	1,002,183

UDR, Inc.
01/10/22	4.625%	1,000,000	1,088,834
07/01/24	3.750%	1,600,000	1,635,083

Total			17,427,381

AUTOMOTIVE 1.0%
Affinia Group, Inc.
05/01/21	7.750%	400,000	416,000

Allison Transmission, Inc.(b)
05/15/19	7.125%	216,000	225,450

American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	66,720
11/15/19	7.750%	175,000	199,938
03/15/21	6.250%	131,000	140,170
10/15/22	6.625%	325,000	353,844

American Honda Finance Corp.(b)
10/01/18	7.625%	2,250,000	2,698,085

Daimler Finance North America LLC(b)
01/11/18	1.875%	2,000,000	2,019,586

Dana Holding Corp.
02/15/21	6.750%	104,000	110,760

FCA US LLC/CG Co-Issuer, Inc.
06/15/19	8.000%	952,000	1,005,712

Ford Motor Co.
08/01/18	6.500%	1,975,000	2,255,326
02/01/29	6.375%	1,665,000	2,036,343
01/15/43	4.750%	2,500,000	2,751,475

Ford Motor Credit Co. LLC
05/09/16	1.700%	2,500,000	2,514,345
06/12/17	3.000%	1,600,000	1,653,997
09/20/22	4.250%	1,100,000	1,194,395

Ford Motor Credit Co. LLC(d)
11/08/16	0.706%	3,690,000	3,677,476

Gates Global LLC/Co.(b)
07/15/22	6.000%	537,000	515,520

General Motors Co.
10/02/23	4.875%	178,000	193,907
04/01/25	4.000%	1,260,000	1,292,424
04/01/45	5.200%	1,270,000	1,406,056

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,112,500
07/10/19	3.500%	125,000	128,584
09/25/21	4.375%	299,000	317,687
01/15/25	4.000%	187,000	191,629

Harley-Davidson Financial Services, Inc.(b)
03/15/17	2.700%	1,380,000	1,420,317

Hyundai Capital America(b)
08/09/18	2.875%	1,250,000	1,279,599

Hyundai Capital Services, Inc.(b)
07/27/16	4.375%	2,000,000	2,084,772

International Automotive Components Group SA(b)
06/01/18	9.125%	325,000	329,062

JB Poindexter & Co., Inc.(b)
04/01/22	9.000%	250,000	272,500

Lear Corp.
01/15/23	4.750%	500,000	506,250
01/15/25	5.250%	75,000	76,313

MPG Holdco I, Inc.(b)
10/15/22	7.375%	450,000	480,375

Magna International, Inc.
06/15/24	3.625%	1,100,000	1,125,837

Metalsa SA de CV(b)
04/24/23	4.900%	200,000	186,000

Nissan Motor Acceptance Corp.(b)
09/12/17	1.950%	2,500,000	2,534,050

RCI Banque SA(b)
04/12/16	4.600%	1,120,000	1,160,972
04/03/18	3.500%	4,000,000	4,139,236

Schaeffler Finance BV(b)
05/15/21	4.250%	359,000	362,590
05/15/21	4.750%	150,000	154,125

Schaeffler Holding Finance BV(b) PIK
08/15/18	6.875%	400,000	419,000
11/15/19	6.250%	135,000	143,100
11/15/22	6.750%	200,000	219,000

Stackpole International Intermediate Co.(b)
10/15/21	7.750%	350,000	351,750

Tenedora Nemak SA de CV(b)
02/28/23	5.500%	200,000	208,720

Tenneco, Inc.
12/15/24	5.375%	213,000	222,585

UCI International, Inc.
02/15/19	8.625%	475,000	438,187

Total			50,592,269

BANKING 7.3%
ADIB Capital Invest 1 Ltd.(b)(d)
12/31/49	6.375%	200,000	207,500

Ally Financial, Inc.
01/30/17	2.750%	425,000	423,937

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/10/18	4.750%	575,000	598,000
03/15/20	8.000%	778,000	931,655
02/13/22	4.125%	488,000	485,560
09/30/24	5.125%	275,000	290,469

American Express Credit Corp.
09/22/17	1.550%	1,950,000	1,958,635

Associated Banc-Corp.
01/15/25	4.250%	840,000	849,053

BB&T Corp.
02/01/19	2.250%	1,600,000	1,617,637
10/30/26	3.800%	2,500,000	2,627,015

Banco Bilbao Vizcaya Argentaria Paraguay SA
02/11/16	9.750%	300,000	316,010

Banco Santander SA(b)
11/09/22	4.125%	150,000	154,080

Banco de Credito del Peru(d)
04/24/27	6.125%	80,000	86,800

Bank of America Corp.
05/02/17	5.700%	2,120,000	2,293,787
01/11/18	2.000%	4,000,000	4,024,596
01/24/22	5.700%	4,800,000	5,596,104
01/11/23	3.300%	6,097,000	6,189,046
01/22/25	4.000%	1,930,000	1,951,693

Bank of America Corp.(d)
12/31/49	6.250%	12,664,000	13,028,090

Bank of America NA(d)
06/15/16	0.521%	3,924,000	3,899,032

Bank of Montreal
04/09/18	1.450%	750,000	746,888

Bank of New York Mellon Corp. (The)
05/15/19	5.450%	800,000	908,842
09/11/24	3.250%	2,960,000	3,053,246

Bank of New York Mellon Corp. (The)(d)
12/29/49	4.500%	3,626,000	3,426,570

Barclays Bank PLC(d)
04/10/23	7.750%	736,000	809,600
12/15/49	6.278%	1,260,000	1,329,300
12/31/49	6.625%	6,452,000	6,304,507
12/31/49	8.250%	2,735,000	2,918,836

Barclays PLC
09/11/24	4.375%	915,000	930,204

Burgan Finance No. 1 (Jersey) Ltd.
09/29/20	7.875%	100,000	116,917

Capital One Bank NA
07/23/21	2.950%	1,050,000	1,062,120

Capital One Financial Corp.
11/21/18	2.150%	1,150,000	1,154,078

Citigroup, Inc.
11/15/16	1.300%	750,000	748,886
01/10/17	4.450%	1,000,000	1,054,485
08/15/17	6.000%	4,000,000	4,411,700
05/15/18	6.125%	1,250,000	1,409,395
09/26/18	2.500%	5,250,000	5,314,441
08/09/20	5.375%	10,000,000	11,396,950
08/25/36	6.125%	2,180,000	2,631,171

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(d)
07/25/16	1.216%	3,000,000	3,018,663
08/14/17	0.747%	6,620,000	6,597,340
05/15/18	1.957%	2,275,000	2,351,554

Citizens Financial Group, Inc.(b)
09/28/22	4.150%	2,000,000	2,084,142

Comerica, Inc.
05/23/19	2.125%	645,000	644,352
07/22/26	3.800%	900,000	911,092

Compass Bank
09/29/19	2.750%	1,400,000	1,412,410

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b)(d)
12/31/49	11.000%	2,025,000	2,620,475

Credit Agricole SA(b)(d)
12/31/49	8.375%	1,122,000	1,332,375

Credit Suisse
08/24/15	0.000%	8,000,000	8,000,576

Credit Suisse(d)
04/10/15	0.492%	2,000,000	2,000,958

Discover Bank
02/21/18	2.000%	680,000	682,190

Discover Financial Services
04/27/22	5.200%	2,187,000	2,417,906
11/21/22	3.850%	3,138,000	3,228,321

Fifth Third Bancorp
03/01/19	2.300%	310,000	312,320

Fifth Third Bancorp(d)
12/31/49	5.100%	8,349,000	7,868,932

Global Bank Corp.(b)
10/30/19	5.125%	200,000	204,000

Goldman Sachs Group, Inc. (The)
05/03/15	3.300%	1,670,000	1,677,552
01/18/18	5.950%	4,000,000	4,458,656
04/01/18	6.150%	4,810,000	5,406,551
07/19/18	2.900%	2,200,000	2,262,102
01/24/22	5.750%	2,500,000	2,922,937

Goldman Sachs Group, Inc. (The)(d)
04/23/20	1.417%	2,500,000	2,526,463
11/29/23	1.861%	1,675,000	1,734,874

HBOS PLC(b)
05/21/18	6.750%	9,817,000	10,989,876
11/01/33	6.000%	5,600,000	6,559,459

HSBC Holdings PLC(d)
12/31/49	6.375%	1,315,000	1,352,149

HSBC USA, Inc.
01/16/18	1.625%	3,000,000	3,004,365
09/27/20	5.000%	1,985,000	2,192,929
06/23/24	3.500%	3,600,000	3,777,397

Huntington National Bank (The)
04/01/19	2.200%	1,500,000	1,500,927

ICICI Bank Ltd.
11/25/16	4.750%	200,000	209,344

Industrial & Commercial Bank of China Ltd.(d)
12/31/49	6.000%	200,000	208,800

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
JPMorgan Chase & Co.
01/15/18	6.000%		1,400,000	1,568,272
04/23/19	6.300%		5,000,000	5,808,285
10/15/20	4.250%		2,000,000	2,185,824
01/24/22	4.500%		1,000,000	1,105,546
05/01/23	3.375%		1,000,000	998,435

JPMorgan Chase & Co.(d)
12/31/49	6.100%		8,005,000	8,255,156

JPMorgan Chase Bank NA
10/01/17	6.000%		2,605,000	2,888,203

JPMorgan Chase Bank NA(d)
06/13/16	0.571%		6,320,000	6,305,609

JPMorgan Chase Capital XXI(d)
02/02/37	1.205%		27,392,000	22,666,880

JPMorgan Chase Capital XXIII(d)
05/15/47	1.257%		8,000,000	6,280,000

KBC Groep NV(b)(d)
12/31/49	5.625%	EUR	3,118,000	3,528,452

Lloyds Banking Group PLC
11/04/24	4.500%		1,805,000	1,886,007

Lloyds Banking Group PLC(b)(d)
12/31/49	6.657%		2,497,000	2,809,125

M&T Bank Corp.
07/25/19	2.250%		3,000,000	3,018,474
12/31/49	6.875%		2,970,000	3,044,250

M&T Bank Corp.(d)
01/30/17	0.630%		700,000	699,655

MUFG Union Bank NA
09/26/18	2.625%		1,925,000	1,972,156
05/06/19	2.250%		825,000	828,862

Macquarie Bank Ltd.(b)
04/07/21	6.625%		5,360,000	6,294,119

Mellon Capital IV(d)
06/29/49	4.000%		250,000	210,312

Morgan Stanley
03/22/17	4.750%		4,750,000	5,066,592
08/28/17	6.250%		1,600,000	1,775,520
10/23/24	3.700%		2,000,000	2,064,398
07/24/42	6.375%		4,300,000	5,737,757

Morgan Stanley(d)
01/05/18	0.975%		2,000,000	2,002,792

National Australia Bank Ltd.
08/07/15	1.600%		1,250,000	1,257,109
03/09/17	2.750%		2,500,000	2,582,517

Natixis SA(b)(d)
12/31/49	10.000%		1,805,000	2,120,875

PNC Financial Services Group, Inc. (The)(d)
05/29/49	4.482%		2,246,000	2,251,615
12/31/49	4.850%		580,000	564,050

PNC Funding Corp.
09/19/16	2.700%		2,800,000	2,872,512

Rabobank Capital Funding Trust III(b)(d)
12/31/49	5.254%		3,335,000	3,451,725

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC
09/18/15	2.550%	7,000,000	7,062,503
05/28/24	5.125%	131,000	138,729

Santander Holdings USA, Inc.
08/27/18	3.450%	4,174,000	4,348,932

State Street Capital Trust IV(d)
06/01/67	1.241%	2,646,000	2,222,640

State Street Corp.
03/15/18	4.956%	4,235,000	4,574,478

SunTrust Banks, Inc.
05/01/19	2.500%	1,770,000	1,791,982

Synovus Financial Corp.
02/15/19	7.875%	131,000	146,065

Turkiye Garanti Bankasi AS(b)
09/13/22	5.250%	200,000	205,842

Turkiye Is Bankasi AS(b)
06/25/21	5.000%	200,000	202,083

Turkiye Is Bankasi(b)
04/30/20	5.000%	250,000	251,616

U.S. Bancorp
07/15/22	2.950%	2,314,000	2,331,876

UBS AG
08/14/19	2.375%	3,500,000	3,542,150

Vesey Street Investment Trust 1(d)
09/01/16	4.404%	480,000	501,818

Wachovia Capital Trust III(d)
03/29/49	5.570%	2,073,000	2,060,044

Wells Fargo & Co.(d)
12/31/49	5.900%	15,983,000	16,657,163

Wells Fargo Capital X
12/15/36	5.950%	965,000	989,607

Westpac Banking Corp.
11/19/19	4.875%	1,200,000	1,344,520

Total			356,201,954

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.3%
Cantor Fitzgerald LP(b)
10/15/19	7.875%	1,600,000	1,752,000

E*TRADE Financial Corp.
11/15/19	6.375%	186,000	199,718
11/15/22	5.375%	135,000	142,425

Janus Capital Group, Inc.
06/15/17	6.700%	1,000,000	1,101,957

Jefferies Group LLC
07/15/19	8.500%	2,800,000	3,344,012
01/20/23	5.125%	1,000,000	1,058,238
01/20/43	6.500%	600,000	614,966

NASDAQ OMX Group, Inc. (The)
01/15/20	5.550%	600,000	667,600

Neuberger Berman Group LLC/Finance Corp.(b)
03/15/22	5.875%	300,000	320,250

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raymond James Financial, Inc.
04/15/16	4.250%	3,345,000	3,480,737

Stifel Financial Corp.
07/18/24	4.250%	750,000	767,943

TD Ameritrade Holding Corp.
04/01/25	3.625%	2,500,000	2,600,417

Total			16,050,263

BUILDING MATERIALS 0.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	372,000	390,600

American Builders & Contractors Supply Co., Inc.(b)
04/15/21	5.625%	621,000	633,420

Building Materials Corp. of America(b)
11/15/24	5.375%	97,000	99,910

CPG Merger Sub LLC(b)
10/01/21	8.000%	250,000	252,500

Cemex Espana SA(b)
04/30/19	9.875%	1,000,000	1,112,200

Cemex SAB de CV(d)
09/30/15	5.257%	150,000	151,650

Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,120

HD Supply, Inc.
04/15/20	11.000%	105,000	120,225
07/15/20	7.500%	361,000	386,270

HD Supply, Inc.(b)
12/15/21	5.250%	150,000	155,812

Masco Corp.
04/15/18	6.625%	600,000	657,000
03/15/22	5.950%	3,000,000	3,367,500

Masonite International Corp.(b)
04/15/21	8.250%	275,000	292,875

NCI Building Systems, Inc.(b)
01/15/23	8.250%	300,000	312,000

Nortek, Inc.
12/01/18	10.000%	32,000	33,720
04/15/21	8.500%	691,000	742,825

RSI Home Products, Inc.(b)
03/01/18	6.875%	150,000	157,125

Rearden G Holdings EINS GmbH(b)
03/30/20	7.875%	125,000	120,313

Roofing Supply Group LLC/Finance, Inc.(b)
06/01/20	10.000%	225,000	223,312

USG Corp.(b)
11/01/21	5.875%	83,000	87,150
03/01/25	5.500%	170,000	173,825

Total			9,527,352

CABLE AND SATELLITE 0.8%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	111,000	114,330

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/30/21	6.500%	75,000	78,938
01/31/22	6.625%	107,000	114,758
09/30/22	5.250%	90,000	92,025
09/01/23	5.750%	1,000,000	1,037,500

CCOH Safari LLC
12/01/22	5.500%	125,000	129,219
12/01/24	5.750%	128,000	132,480

COX Communications, Inc.(b)
12/15/22	3.250%	500,000	504,730

CSC Holdings LLC
02/15/18	7.875%	33,000	37,249
02/15/19	8.625%	44,000	51,315

CSC Holdings LLC(b)
06/01/24	5.250%	24,000	24,510

CSC Holdings, Inc.
11/15/21	6.750%	190,000	213,987

Cablevision Systems Corp.
04/15/20	8.000%	90,000	102,488

Cequel Communications Holdings I LLC/Capital Corp.(b)
09/15/20	6.375%	639,000	677,340
12/15/21	5.125%	300,000	299,625
12/15/21	5.125%	103,000	102,871

Cogeco Cable, Inc.(b)
05/01/20	4.875%	38,000	38,760

Comcast Corp.
01/15/17	6.500%	1,700,000	1,873,257
07/15/22	3.125%	3,780,000	3,915,562
02/15/25	3.375%	900,000	940,531

DIRECTV Holdings LLC/Financing Co., Inc.
04/01/24	4.450%	450,000	480,215
03/01/41	6.375%	1,500,000	1,762,086
03/15/42	5.150%	500,000	513,439

DISH DBS Corp.
05/01/20	5.125%	300,000	302,625
06/01/21	6.750%	476,000	507,535
07/15/22	5.875%	50,000	50,625
11/15/24	5.875%	475,000	472,625

Hughes Satellite Systems Corp.
06/15/19	6.500%	111,000	121,267
06/15/21	7.625%	42,000	46,620

Inmarsat Finance PLC(b)
05/15/22	4.875%	125,000	127,212

Intelsat Jackson Holdings SA
10/15/20	7.250%	288,000	299,520
04/01/21	7.500%	4,135,000	4,331,412
12/15/22	6.625%	650,000	633,750
08/01/23	5.500%	125,000	118,281

Intelsat Luxembourg SA
06/01/21	7.750%	216,000	200,070
06/01/23	8.125%	651,000	605,430

Mediacom Broadband LLC/Corp.
04/15/21	5.500%	17,000	17,298

NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,624,102
01/15/23	2.875%	720,000	726,989

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(b)
10/01/20	5.875%	100,000	105,000
05/15/23	4.625%	475,000	465,500
07/15/24	6.000%	400,000	425,000

Time Warner Cable, Inc.
02/01/20	5.000%	1,500,000	1,667,676
09/01/21	4.000%	1,500,000	1,589,725
05/01/37	6.550%	2,300,000	2,774,768
09/01/41	5.500%	3,019,000	3,315,608
09/15/42	4.500%	970,000	968,755

Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/23	5.500%	250,000	265,000
01/15/25	5.000%	242,000	247,445

Unitymedia KabelBW GmbH(b)
01/15/25	6.125%	325,000	344,906

Videotron Ltd.
07/15/22	5.000%	107,000	111,280

Videotron Ltd.(b)
06/15/24	5.375%	31,000	32,628

Virgin Media Finance PLC(b)
04/15/23	6.375%	300,000	324,000
01/15/25	5.750%	561,000	595,361

Virgin Media Secured Finance PLC(b)
04/15/21	5.375%	170,000	180,200

Ziggo Bond Finance BV(b)
01/15/25	5.875%	200,000	209,250

Total			38,044,678

CHEMICALS 0.3%
Albemarle Corp.
12/01/24	4.150%	535,000	554,906
12/01/44	5.450%	545,000	592,335

Angus Chemical Co.(b)
02/15/23	8.750%	91,000	92,138

Ashland, Inc.
04/15/18	3.875%	50,000	52,000
08/15/22	4.750%	300,000	306,855

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b)
05/01/21	7.375%	725,000	781,622

Axiall Corp.
05/15/23	4.875%	50,000	50,875

Celanese U.S. Holdings LLC
06/15/21	5.875%	218,000	237,075

Compass Minerals International, Inc.(b)
07/15/24	4.875%	200,000	194,000

Dow Chemical Co. (The)
05/15/19	8.550%	500,000	624,556

Eagle Spinco, Inc.
02/15/21	4.625%	225,000	228,375

Eco Services Operations LLC/Finance Corp.(b)
11/01/22	8.500%	368,000	372,600

Hexion U.S. Finance Corp./Nova Scotia ULC
02/01/18	8.875%	575,000	484,438

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntsman International LLC
11/15/20	4.875%	90,000	92,588

Huntsman International LLC(b)
11/15/22	5.125%	283,000	290,783

INEOS Group Holdings SA(b)
08/15/18	6.125%	31,000	31,465
02/15/19	5.875%	115,000	116,150

Incitec Pivot Finance LLC(b)
12/10/19	6.000%	1,000,000	1,121,424

JM Huber Corp.(b)
11/01/19	9.875%	213,000	233,235

LYB International Finance BV
03/15/44	4.875%	2,230,000	2,395,731

LyondellBasell Industries NV(c)
02/26/55	4.625%	445,000	439,102

NOVA Chemicals Corp.(b)
08/01/23	5.250%	72,000	75,960
05/01/25	5.000%	311,000	328,494

OCP SA(b)
04/25/24	5.625%	200,000	216,400

PQ Corp.(b)
11/01/18	8.750%	587,000	601,675

PSPC Escrow Corp.(b)
02/01/22	6.500%	525,000	553,219

Sibur Securities Ltd.
01/31/18	3.914%	200,000	171,824

Valspar Corp. (The)
02/01/25	3.300%	380,000	380,106
02/01/45	4.400%	600,000	606,104

WR Grace & Co.(b)
10/01/21	5.125%	218,000	225,630
10/01/24	5.625%	117,000	125,775

Total			12,577,440

CONSTRUCTION MACHINERY 0.1%
Ashtead Capital, Inc.(b)
07/15/22	6.500%	53,000	57,505

Case New Holland Industrial, Inc.
12/01/17	7.875%	258,000	287,670

Caterpillar Financial Services Corp.
11/25/16	1.000%	1,500,000	1,506,194

H&E Equipment Services, Inc.
09/01/22	7.000%	80,000	82,200

John Deere Capital Corp.(d)
01/16/18	0.544%	2,665,000	2,671,793

Jurassic Holdings III, Inc.(b)
02/15/21	6.875%	400,000	346,000

United Rentals North America, Inc.
07/15/18	5.750%	139,000	144,299
09/15/20	8.375%	450,000	481,500
04/15/22	7.625%	103,000	114,413
06/15/23	6.125%	221,000	237,023

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/24	5.750%	89,000	93,895

Total			6,022,492

CONSUMER CYCLICAL SERVICES 0.1%
ADT Corp. (The)
03/15/20	5.250%	107,000	112,083
07/15/22	3.500%	85,000	77,988

APX Group, Inc.
12/01/19	6.375%	254,000	254,635
12/01/20	8.750%	136,000	124,780

Alibaba Group Holding Ltd.(b)
11/28/21	3.125%	200,000	201,130

Expedia, Inc.
08/15/20	5.950%	1,380,000	1,549,987
08/15/24	4.500%	350,000	353,032

Garda World Security Corp.(b)
11/15/21	7.250%	125,000	122,188
11/15/21	7.250%	375,000	364,987

Hearthside Group Holdings LLC/Finance Co.(b)
05/01/22	6.500%	475,000	476,187

IHS, Inc.(b)
11/01/22	5.000%	287,000	291,664

Monitronics International, Inc.
04/01/20	9.125%	138,000	135,240

Multi-Color Corp.(b)
12/01/22	6.125%	350,000	363,125

ServiceMaster Co. LLC (The)
02/15/20	8.000%	284,000	300,330
08/15/20	7.000%	280,000	297,850

Total			5,025,206

CONSUMER PRODUCTS 0.1%
FGI Operating Co. LLC/Finance, Inc.
05/01/20	7.875%	325,000	242,125

First Quality Finance Co., Inc.(b)
05/15/21	4.625%	325,000	303,875

Hasbro, Inc.
05/15/44	5.100%	1,375,000	1,439,226

PC Nextco Holdings LLC/Finance, Inc.
08/15/19	8.750%	425,000	433,500

Party City Holdings, Inc.
08/01/20	8.875%	400,000	437,000

Prestige Brands, Inc.(b)
12/15/21	5.375%	500,000	506,875

Serta Simmons Holdings LLC(b)
10/01/20	8.125%	927,000	987,255

Spectrum Brands, Inc.
03/15/20	6.750%	354,000	372,585
11/15/20	6.375%	92,000	98,900
11/15/22	6.625%	388,000	424,860

Spectrum Brands, Inc.(b)
12/15/24	6.125%	175,000	188,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springs Industries, Inc.
06/01/21	6.250%	507,000	496,860

Tempur Sealy International, Inc.
12/15/20	6.875%	226,000	242,385

Total			6,173,571

DIVERSIFIED MANUFACTURING 0.3%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	643,269

Amsted Industries, Inc.(b)
03/15/22	5.000%	95,000	95,000

Entegris, Inc.(b)
04/01/22	6.000%	463,000	481,520

Gardner Denver, Inc.(b)
08/15/21	6.875%	400,000	388,000

General Electric Co.
10/09/42	4.125%	4,069,000	4,334,844
03/11/44	4.500%	1,665,000	1,885,299

Hamilton Sundstrand Corp.(b)
12/15/20	7.750%	631,000	596,295

Hutchison Whampoa International 12 Ltd.(d)
12/31/49	6.000%	100,000	106,250

Mcron Finance Sub LLC/Corp.(b)
05/15/19	8.375%	260,000	278,850

Rexel SA(b)
12/15/19	6.125%	350,000	367,500
06/15/20	5.250%	250,000	257,500

Sistema International Funding SA
05/17/19	6.950%	200,000	160,040

Valmont Industries, Inc.
04/20/20	6.625%	356,000	417,611
10/01/54	5.250%	2,050,000	2,001,902

WESCO Distribution, Inc.
12/15/21	5.375%	450,000	456,188

Total			12,470,068

ELECTRIC 1.9%
AES Corp. (The)
07/01/21	7.375%	185,000	206,738

Alabama Power Co.
03/15/41	5.500%	2,080,000	2,690,607
01/15/42	4.100%	1,069,000	1,137,037

American Electric Power Co., Inc.
12/15/22	2.950%	750,000	751,967

American Transmission Systems, Inc.(b)
01/15/22	5.250%	2,200,000	2,507,382

Appalachian Power Co.
01/15/20	7.950%	1,000,000	1,251,496

Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,075,000	1,118,183

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
02/15/18	5.050%	4,178,000	4,551,508

Calpine Corp.
01/15/25	5.750%	500,000	510,000

Calpine Corp.(b)
01/15/22	6.000%	344,000	375,390
01/15/24	5.875%	75,000	81,375

Consolidated Edison Co. of New York, Inc.
04/01/18	5.850%	3,000,000	3,390,294

DPL, Inc.
10/15/21	7.250%	4,110,000	4,315,500

Duke Energy Ohio, Inc.
09/01/23	3.800%	9,000	9,714

Duke Energy Progress, Inc.
03/30/44	4.375%	1,920,000	2,166,987

Duquesne Light Holdings, Inc.(b)
09/15/20	6.400%	5,000,000	5,927,615

Empresa Electrica Angamos SA(b)
05/25/29	4.875%	200,000	199,400

Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	2,005,538

Exelon Generation Co. LLC
10/01/41	5.750%	2,000,000	2,272,746

FirstEnergy Corp.
03/15/18	2.750%	530,000	540,219
11/15/31	7.375%	2,220,000	2,830,138

FirstEnergy Transmission LLC(b)
07/15/44	5.450%	1,000,000	1,115,618

Georgia Power Co.
09/01/40	4.750%	936,000	1,084,041

Gulf Power Co.
10/01/44	4.550%	1,350,000	1,515,195

Inkia Energy Ltd.
04/04/21	8.375%	200,000	206,000

Ipalco Enterprises, Inc.
05/01/18	5.000%	3,130,000	3,341,275

Ipalco Enterprises, Inc.(b)
04/01/16	7.250%	1,387,000	1,471,954

Jersey Central Power & Light Co.(b)
04/01/24	4.700%	500,000	547,854

MidAmerican Energy Co.
10/15/24	3.500%	1,540,000	1,642,102

NRG Energy, Inc.
07/15/22	6.250%	283,000	295,028
03/15/23	6.625%	375,000	393,750
05/01/24	6.250%	275,000	280,500

NRG Yield Operating LLC(b)
08/15/24	5.375%	433,000	456,815

National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,247,220

Nevada Power Co.
05/15/18	6.500%	2,486,000	2,852,871

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	3,124,911

Niagara Mohawk Power Corp.(b)
10/01/24	3.508%	1,860,000	1,947,308

Oncor Electric Delivery Co. LLC
09/30/40	5.250%	4,928,000	6,091,925

PPL Capital Funding, Inc.
06/01/18	1.900%	1,675,000	1,673,119
06/15/22	4.200%	1,508,000	1,635,174
06/01/23	3.400%	4,507,000	4,647,051
03/15/24	3.950%	1,200,000	1,293,854

PSEG Power LLC
11/15/18	2.450%	840,000	846,103

Pacific Gas & Electric Co.
06/15/23	3.250%	3,776,000	3,900,223
03/15/45	4.300%	1,170,000	1,275,763

Southern California Edison Co.
09/01/40	4.500%	1,467,000	1,666,666
02/01/45	3.600%	3,770,000	3,791,832

TerraForm Power Operating LLC(b)
02/01/23	5.875%	264,000	274,560

Tucson Electric Power Co.
03/15/23	3.850%	3,100,000	3,220,602

UIL Holdings Corp.
10/01/20	4.625%	300,000	322,144

Virginia Electric & Power Co.
06/30/19	5.000%	1,280,000	1,435,832

Total			94,437,124

FINANCE COMPANIES 1.4%
AerCap Ireland Capital Ltd./Global Aviation Trust(b)
05/15/21	4.500%	1,153,000	1,219,297

Air Lease Corp.
03/01/20	4.750%	210,000	226,275

Aircastle Ltd.
03/15/21	5.125%	63,000	66,780
02/15/22	5.500%	69,000	74,003

Aviation Capital Group Corp.(b)
04/06/21	6.750%	6,000	6,832

CIT Group, Inc.
05/15/17	5.000%	2,000,000	2,080,000
08/15/17	4.250%	3,000,000	3,075,000
03/15/18	5.250%	770,000	813,120
05/15/20	5.375%	282,000	303,150
08/01/23	5.000%	325,000	342,875

CIT Group, Inc.(b)
02/15/19	5.500%	377,000	404,332

GE Capital Trust I(d)
11/15/67	6.375%	5,307,000	5,777,996

General Electric Capital Corp.
01/08/20	5.500%	5,000,000	5,786,167
10/17/21	4.650%	1,700,000	1,927,720
09/07/22	3.150%	1,175,000	1,223,574

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/09/23	3.100%	6,000,000	6,213,018
01/14/38	5.875%	4,175,000	5,423,626

General Electric Capital Corp.(d)
08/15/36	0.737%	5,380,000	4,668,199
12/31/49	5.250%	3,800,000	3,895,380
11/15/67	6.375%	8,678,000	9,439,061

HSBC Finance Capital Trust IX(d)
11/30/35	5.911%	2,365,000	2,409,935

HSBC Finance Corp.
01/15/21	6.676%	6,151,000	7,354,708

International Lease Finance Corp.
04/15/18	3.875%	19,000	19,475
12/15/20	8.250%	321,000	398,843
04/15/21	4.625%	275,000	290,125
08/15/22	5.875%	625,000	714,125

Navient Corp.
01/15/19	5.500%	284,000	298,910
10/26/20	5.000%	6,000	6,075
01/25/22	7.250%	74,000	81,770
03/25/24	6.125%	86,000	86,430
10/25/24	5.875%	97,000	94,211

OneMain Financial Holdings, Inc.(b)
12/15/19	6.750%	63,000	66,308
12/15/21	7.250%	106,000	112,095

Provident Funding Associates LP/Finance Corp.(b)
06/15/21	6.750%	287,000	275,204

Springleaf Finance Corp.
12/15/17	6.900%	74,000	79,735
06/01/20	6.000%	348,000	357,570
10/01/21	7.750%	84,000	94,920
10/01/23	8.250%	62,000	70,060

iStar Financial, Inc
07/01/19	5.000%	109,000	109,000

Total			65,885,904

FOOD AND BEVERAGE 0.6%
Acosta, Inc.(b)
10/01/22	7.750%	600,000	616,500

Ajecorp BV(b)
05/14/22	6.500%	200,000	160,000

Aramark Services, Inc.
03/15/20	5.750%	831,000	868,395

B&G Foods, Inc.
06/01/21	4.625%	311,000	311,000

BRF SA
05/22/23	3.950%	200,000	188,580

Big Heart Pet Brands
02/15/19	7.625%	521,000	531,680

Campbell Soup Co.
08/02/42	3.800%	1,304,000	1,142,720

Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	1,015,487
02/15/20	4.625%	1,500,000	1,662,090

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc.
01/25/23	3.200%	2,465,000	2,430,786
08/15/39	6.625%	1,000,000	1,252,847

Constellation Brands, Inc.
11/15/19	3.875%	100,000	103,750
11/15/24	4.750%	232,000	248,240

Darling Ingredients, Inc.
01/15/22	5.375%	135,000	136,350

Dean Foods Co.(b)
03/15/23	6.500%	250,000	251,094

Diamond Foods, Inc.(b)
03/15/19	7.000%	85,000	86,913

Gruma SAB de CV(b)
12/01/24	4.875%	200,000	211,250

Grupo Bimbo SAB de CV(b)
01/25/22	4.500%	1,800,000	1,928,250
06/27/24	3.875%	450,000	465,048

HJ Heinz Co.
10/15/20	4.250%	775,000	786,470

JBS Finance II Ltd.
01/29/18	8.250%	200,000	208,500

Kerry Group Financial Services(b)
04/09/23	3.200%	3,000,000	2,966,919

Kraft Foods Group, Inc.
06/05/17	2.250%	480,000	488,599
06/06/22	3.500%	2,505,000	2,579,161

Mondelez International, Inc.
02/01/24	4.000%	4,000,000	4,331,072

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	610,000	613,050

Post Holdings, Inc.
02/15/22	7.375%	50,000	52,125

Post Holdings, Inc.(b)
12/15/22	6.000%	83,000	81,651

Smithfield Foods, Inc.
08/15/22	6.625%	150,000	163,125

Smithfield Foods, Inc.(b)
08/01/21	5.875%	425,000	447,844

Sysco Corp.
10/02/24	3.500%	1,185,000	1,236,175

TreeHouse Foods, Inc.
03/15/22	4.875%	175,000	180,250

Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,197,962
08/15/44	5.150%	200,000	235,466

U.S. Foods, Inc.
06/30/19	8.500%	725,000	761,250

WhiteWave Foods Co. (The)
10/01/22	5.375%	221,000	237,299

Total			31,177,898

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FOREIGN AGENCIES —%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/28	5.333%	1,000,000	964,643

Israel Electric Corp., Ltd.
01/15/19	7.250%	200,000	227,500

KazAgro National Management Holding JSC(b)
05/24/23	4.625%	200,000	171,500

Petroleos Mexicanos
12/20/22	1.700%	820,000	808,110

Vnesheconombank Via VEB Finance PLC
07/05/22	6.025%	200,000	149,500

Total			2,321,253

GAMING 0.1%
Chester Downs & Marina LLC/Finance Corp.(b)
02/01/20	9.250%	150,000	111,000

Churchill Downs, Inc.
12/15/21	5.375%	100,000	101,250

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	225,000	235,125
11/01/23	5.375%	286,000	301,730

GTECH Corp.(b)
02/15/25	6.500%	296,000	294,890

MGM Resorts International
03/01/18	11.375%	151,000	183,465
03/31/20	5.250%	500,000	510,000
10/01/20	6.750%	454,000	496,279
12/15/21	6.625%	168,000	182,280
03/15/23	6.000%	121,000	125,840

Mohegan Tribal Gaming Authority
09/01/21	9.750%	300,000	320,250

Penn National Gaming, Inc.
11/01/21	5.875%	489,000	485,332

Pinnacle Entertainment, Inc.
08/01/21	6.375%	494,000	524,875
04/01/22	7.750%	175,000	188,562

Rivers Pittsburgh Borrower LP/Finance Corp.(b)
06/15/19	9.500%	258,000	273,480

Scientific Games International, Inc.(b)
01/01/22	7.000%	252,000	259,560
12/01/22	10.000%	282,000	275,655

Seminole Hard Rock Entertainment Inc./International LLC(b)
05/15/21	5.875%	525,000	525,000

Seminole Tribe of Florida, Inc.(b)
10/01/20	6.535%	145,000	159,500

Station Casinos LLC
03/01/21	7.500%	400,000	430,000

Tunica-Biloxi Gaming Authority(b)(e)
11/15/15	9.000%	99,000	44,303

Total			6,028,376

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTH CARE 1.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	31,000	31,155

Acadia Healthcare Co., Inc.(b)
02/15/23	5.625%	50,000	51,625

Agilent Technologies, Inc.
10/01/22	3.200%	1,000,000	976,820
07/15/23	3.875%	2,450,000	2,503,675

Amsurg Corp.
07/15/22	5.625%	415,000	439,900

Barnabas Health, Inc.
07/01/28	4.000%	4,000,000	3,999,124

Becton Dickinson and Co.
12/15/24	3.734%	6,240,000	6,542,316
12/15/44	4.685%	1,140,000	1,249,294

Biomet, Inc.
08/01/20	6.500%	31,000	33,093
10/01/20	6.500%	625,000	661,719

CHS/Community Health Systems, Inc.
08/15/18	5.125%	128,000	132,480
11/15/19	8.000%	433,000	463,310
08/01/21	5.125%	370,000	385,725
02/01/22	6.875%	647,000	691,886

Catamaran Corp.
03/15/21	4.750%	83,000	86,424

Catholic Health Initiatives
11/01/22	2.950%	2,500,000	2,469,220
08/01/23	4.200%	3,100,000	3,301,906

ConvaTec Finance International SA PIK(b)
01/15/19	8.250%	75,000	75,953

ConvaTec Healthcare E SA(b)
12/15/18	10.500%	148,000	156,140

Crimson Merger Sub, Inc.(b)
05/15/22	6.625%	800,000	742,000

DJO Finance LLC/Corp.
04/15/18	7.750%	400,000	406,000

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	687,000	741,101
07/15/24	5.125%	2,328,000	2,415,300

Emdeon, Inc.
12/31/19	11.000%	363,000	398,392

Envision Healthcare Corp.(b)
07/01/22	5.125%	450,000	468,562

Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	587,000	641,297
01/31/22	5.875%	162,000	181,845
10/15/24	4.750%	49,000	52,063

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	115,000	128,225

HCA Holdings, Inc.
05/15/21	7.750%	650,000	695,500

HCA, Inc.
03/15/19	3.750%	214,000	218,547

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/20	6.500%	2,448,000	2,784,600
02/15/22	7.500%	678,000	800,040
03/15/22	5.875%	1,000,000	1,124,000
05/01/23	5.875%	53,000	58,035
03/15/24	5.000%	250,000	270,000
02/01/25	5.375%	188,000	199,280
04/15/25	5.250%	484,000	531,795

Hologic, Inc.
08/01/20	6.250%	250,000	261,875

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	350,000	364,437

IMS Health, Inc.(b)
11/01/20	6.000%	126,000	131,670

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	64,000	70,080

LifePoint Hospitals, Inc.
12/01/21	5.500%	427,000	453,687

MPH Acquisition Holdings LLC(b)
04/01/22	6.625%	801,000	850,061

Medtronic, Inc.(b)
03/15/25	3.500%	3,020,000	3,152,176

Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	4,330,000	4,290,679

NYU Hospitals Center
07/01/42	4.428%	4,000,000	4,031,412

North Shore-Long Island Jewish Health Care, Inc.
11/01/42	4.800%	6,365,000	6,744,566

Omnicare, Inc.
12/01/22	4.750%	133,000	138,819
12/01/24	5.000%	85,000	89,463

Physio-Control International, Inc.(b)
01/15/19	9.875%	87,000	92,873

STHI Holding Corp.(b)
03/15/18	8.000%	203,000	211,628

Stryker Corp.
04/01/18	1.300%	800,000	794,354

Sutter Health
08/15/53	2.286%	2,300,000	2,277,000

Teleflex, Inc.(b)
06/15/24	5.250%	260,000	263,250

Tenet Healthcare Corp.
06/01/20	4.750%	4,000	4,145
10/01/20	6.000%	77,000	83,738
04/01/21	4.500%	931,000	935,655
10/01/21	4.375%	25,000	25,031
04/01/22	8.125%	992,000	1,123,440

Tenet Healthcare Corp.(b)
03/01/19	5.000%	22,000	22,110

Thermo Fisher Scientific, Inc.
02/15/22	3.300%	470,000	481,346

Truven Health Analytics, Inc.
06/01/20	10.625%	300,000	308,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	402,187

Universal Health Services, Inc.(b)
08/01/22	4.750%	169,000	177,239

Universal Hospital Services, Inc.
08/15/20	7.625%	150,000	127,875

VWR Funding, Inc.
09/15/17	7.250%	575,000	602,312

Total			65,619,705

HEALTHCARE INSURANCE 0.1%
Centene Corp.
05/15/22	4.750%	137,000	141,453

UnitedHealth Group, Inc.
11/15/17	6.000%	2,383,000	2,678,282

Total			2,819,735

HEALTHCARE REIT 0.8%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,261,342
06/15/23	3.900%	9,300,000	9,551,035

HCP, Inc.
01/30/17	6.000%	3,000,000	3,254,307
02/01/21	5.375%	1,650,000	1,850,315
11/15/23	4.250%	2,240,000	2,371,725

Health Care REIT, Inc.
04/01/19	4.125%	2,000,000	2,142,302
04/15/20	6.125%	4,000,000	4,619,696
03/15/23	3.750%	2,145,000	2,206,840

Healthcare Realty Trust, Inc.
01/17/17	6.500%	4,946,000	5,392,550

Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,468,672
04/15/23	3.700%	800,000	797,403

Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	3,016,299

Total			39,932,486

HOME CONSTRUCTION —%
China Overseas Finance (Cayman) V Ltd.
11/15/22	3.950%	400,000	394,769

DR Horton, Inc.
02/15/20	4.000%	87,000	87,870

Meritage Homes Corp.
03/01/18	4.500%	86,000	86,860
04/15/20	7.150%	33,000	35,228
04/01/22	7.000%	194,000	206,610

Shea Homes LP/Funding Corp.
05/15/19	8.625%	70,000	73,675

Standard Pacific Corp.
12/15/21	6.250%	174,000	182,700
11/15/24	5.875%	46,000	46,920

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRI Pointe Holdings, Inc.(b)
06/15/19	4.375%	47,000	46,471

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	129,000	136,740
04/15/21	5.250%	6,000	5,880
03/01/24	5.625%	56,000	54,740

Total			1,358,463

INDEPENDENT ENERGY 0.9%
Afren PLC(b)
12/09/20	6.625%	200,000	80,220

Anadarko Petroleum Corp.
07/15/24	3.450%	2,100,000	2,129,299

Antero Resources Corp.(b)
12/01/22	5.125%	416,000	409,760

Antero Resources Finance Corp.
12/01/20	6.000%	275,000	281,187
11/01/21	5.375%	75,000	75,563

Approach Resources, Inc.
06/15/21	7.000%	350,000	319,375

BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	325,000	256,750

California Resources Corp.(b)
09/15/21	5.500%	50,000	45,625
11/15/24	6.000%	375,000	334,219

Canadian Natural Resources Ltd.
02/01/25	3.900%	1,825,000	1,851,711
03/15/38	6.250%	601,000	709,419

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	125,000	130,000
09/15/20	7.500%	375,000	382,969

Chaparral Energy, Inc.
10/01/20	9.875%	250,000	202,500
11/15/22	7.625%	75,000	56,625

Chesapeake Energy Corp.
08/15/20	6.625%	98,000	106,820
11/15/20	6.875%	125,000	137,344
02/15/21	6.125%	430,000	456,875
04/15/22	4.875%	2,196,000	2,168,550
03/15/23	5.750%	630,000	657,562

Cimarex Energy Co.
06/01/24	4.375%	4,204,000	4,140,940

Concho Resources, Inc.
01/15/21	7.000%	31,000	33,325
04/01/23	5.500%	4,791,000	4,958,685

Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,801,950

Continental Resources, Inc.
04/15/23	4.500%	529,000	516,272

CrownRock LP/Finance, Inc.(b)
02/15/23	7.750%	196,000	202,370

Diamondback Energy, Inc.
10/01/21	7.625%	38,000	39,900

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EOG Resources, Inc.
03/15/23	2.625%	1,195,000	1,182,025

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	525,000	559,125
09/01/22	7.750%	89,000	92,115

Energy XXI Gulf Coast, Inc.
12/15/21	7.500%	125,000	64,375

Energy XXI Gulf Coast, Inc.(b)
03/15/24	6.875%	225,000	112,500

Gulfport Energy Corp.(b)
11/01/20	7.750%	225,000	231,750

Hess Corp.
10/01/29	7.875%	530,000	699,314
08/15/31	7.300%	509,000	639,319
02/15/41	5.600%	2,000,000	2,228,335

Hilcorp Energy I LP/Finance Co.(b)
12/01/24	5.000%	83,000	78,227

Kodiak Oil & Gas Corp.
01/15/21	5.500%	50,000	50,500
02/01/22	5.500%	125,000	126,250

Laredo Petroleum, Inc.
02/15/19	9.500%	143,000	148,720
01/15/22	5.625%	225,000	216,000
05/01/22	7.375%	419,000	431,570

Legacy Reserves LP/Finance Corp.
12/01/21	6.625%	375,000	301,875

Linn Energy LLC/Finance Corp.
11/01/19	6.250%	350,000	298,375
02/01/21	7.750%	125,000	109,062
09/15/21	6.500%	75,000	63,000

Newfield Exploration Co.
07/01/24	5.625%	2,200,000	2,293,500

Noble Energy, Inc.
11/15/24	3.900%	1,000,000	1,032,465
11/15/44	5.050%	1,160,000	1,237,504

Northern Oil and Gas, Inc.
06/01/20	8.000%	375,000	345,000

Oasis Petroleum, Inc.
11/01/21	6.500%	673,000	645,659
01/15/23	6.875%	286,000	276,705

Parsley Energy LLC/Finance Corp.(b)
02/15/22	7.500%	239,000	244,975

RSP Permian, Inc.(b)
10/01/22	6.625%	194,000	195,212

Range Resources Corp.
03/15/23	5.000%	1,104,000	1,128,840

Ras Laffan Liquefied Natural Gas Co., Ltd. II(b)
09/30/20	5.298%	1,015,816	1,094,542

Rice Energy, Inc.
05/01/22	6.250%	275,000	268,125

SM Energy Co.(b)
11/15/22	6.125%	85,000	87,125

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SandRidge Energy, Inc.
03/15/21	7.500%	50,000	36,813
10/15/22	8.125%	375,000	271,406

W&T Offshore, Inc.
06/15/19	8.500%	275,000	189,750

Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,228
03/15/21	5.750%	198,000	195,030

Woodside Finance Ltd.(b)(c)
03/05/25	3.650%	5,520,000	5,542,246

Total			46,216,377

INTEGRATED ENERGY 0.6%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,894,664
11/01/21	3.561%	2,000,000	2,101,792
05/06/22	3.245%	2,670,000	2,741,105
05/10/23	2.750%	3,259,000	3,209,111

Cenovus Energy, Inc.
11/15/39	6.750%	580,000	699,747

Chevron Corp.
06/24/23	3.191%	700,000	731,359

Chevron Corp.(c)
03/02/18	1.365%	5,625,000	5,623,740
03/03/20	1.961%	1,200,000	1,200,073

Husky Energy, Inc.
04/15/22	3.950%	3,000,000	3,057,414

Kuwait Energy PLC
08/04/19	9.500%	200,000	173,000

Lone Pine Resources Canada Ltd.(f)(g)(h)
02/15/17	10.375%	25,000	—

Pacific Rubiales Energy Corp.
01/19/25	5.625%	300,000	197,340

Petro-Canada
05/15/38	6.800%	800,000	1,069,062

Shell International Finance BV
08/21/22	2.375%	555,000	551,173

Total Capital International SA
02/17/22	2.875%	2,170,000	2,207,480

YPF SA(b)
04/04/24	8.750%	50,000	50,975

Total			27,508,035

LEISURE 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	23,000	25,300

Activision Blizzard, Inc.(b)
09/15/21	5.625%	295,000	315,650
09/15/23	6.125%	399,000	441,394

Carnival Corp.
10/15/20	3.950%	3,295,000	3,494,960

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	452,000	463,842

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)
06/01/24	5.375%	44,000	44,880

NCL Corporation Ltd.(b)
11/15/19	5.250%	150,000	154,125

Regal Entertainment Group
03/15/22	5.750%	150,000	154,125

Six Flags Entertainment Corp.(b)
01/15/21	5.250%	400,000	409,480

Total			5,503,756

LIFE INSURANCE 1.6%
AXA SA
12/15/30	8.600%	1,000,000	1,387,897

Aflac, Inc.
06/15/23	3.625%	5,000,000	5,275,670

American International Group, Inc.
08/15/20	3.375%	1,000,000	1,058,433
12/15/20	6.400%	3,000,000	3,654,876
02/15/24	4.125%	1,600,000	1,743,365
07/16/44	4.500%	947,000	1,013,301

Five Corners Funding Trust(b)
11/15/23	4.419%	1,415,000	1,524,738

Guardian Life Insurance Co. of America (The)(b)
06/19/64	4.875%	1,530,000	1,663,212

ING Capital Funding Trust III(d)
12/31/49	3.855%	550,000	541,750

Lincoln National Corp.
06/24/21	4.850%	2,000,000	2,229,121
06/15/40	7.000%	2,610,000	3,654,885

Massachusetts Mutual Life Insurance Co.(b)
06/01/39	8.875%	5,500,000	8,870,268

MetLife Capital Trust X(b)(d)
04/08/38	9.250%	8,361,000	12,248,865

MetLife, Inc.
08/15/18	6.817%	3,000,000	3,498,441
08/01/39	10.750%	3,605,000	6,016,745

Metropolitan Life Global Funding I(b)
04/11/22	3.875%	4,000,000	4,265,584

Northwestern Mutual Life Insurance Co. (The)(b)
03/30/40	6.063%	2,800,000	3,707,472

Pricoa Global Funding I(b)
05/16/19	2.200%	4,850,000	4,886,933

Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,525,446
05/15/23	3.125%	667,000	664,527

Prudential Financial, Inc.
09/17/15	4.750%	3,000,000	3,064,770
12/01/17	6.000%	217,000	242,981
05/15/44	4.600%	750,000	797,135

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Financial, Inc.(d)
09/15/42	5.875%	2,025,000	2,182,140

TIAA Asset Management Finance Co. LLC(b)
11/01/24	4.125%	1,050,000	1,108,933

Teachers Insurance & Annuity Association of America(b)
09/15/44	4.900%	1,875,000	2,165,765

Total			78,993,253

LODGING —%
Choice Hotels International, Inc.
07/01/22	5.750%	125,000	136,250

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	439,000	465,889

Hyatt Hotels Corp.
07/15/23	3.375%	1,350,000	1,357,511

Playa Resorts Holding BV(b)
08/15/20	8.000%	137,000	135,630

Total			2,095,280

MEDIA AND ENTERTAINMENT 1.0%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	2,031,491
09/15/22	3.000%	1,610,000	1,634,269
03/15/33	6.550%	1,000,000	1,318,026
01/09/38	6.750%	220,000	290,080

AMC Networks, Inc.
07/15/21	7.750%	24,000	26,160
12/15/22	4.750%	629,000	632,145

CBS Corp.
08/15/44	4.900%	1,100,000	1,158,274

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	36,000	38,070
11/15/22	6.500%	1,119,000	1,180,545

Crown Media Holdings, Inc.
07/15/19	10.500%	325,000	351,000

Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	416,000

Entercom Radio LLC
12/01/19	10.500%	300,000	328,875

Expo Event Transco, Inc.(b)
06/15/21	9.000%	375,000	385,781

Gannett Co., Inc.
10/15/23	6.375%	473,000	513,205

Gannett Co., Inc.(b)
09/15/21	4.875%	35,000	35,831
09/15/24	5.500%	107,000	111,280

Gray Television, Inc.
10/01/20	7.500%	400,000	416,000

Grupo Televisa SAB
03/18/25	6.625%	100,000	122,925
05/13/45	5.000%	2,100,000	2,189,796

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IAC/InterActiveCorp
12/15/22	4.750%	350,000	347,375

Interpublic Group of Companies, Inc. (The)
11/15/17	2.250%	1,500,000	1,509,445
03/15/22	4.000%	1,605,000	1,669,680
02/15/23	3.750%	2,000,000	2,045,322

Lamar Media Corp.
05/01/23	5.000%	350,000	357,875
01/15/24	5.375%	105,000	111,300

MDC Partners, Inc.(b)
04/01/20	6.750%	194,000	204,185

Media General Financing Sub, Inc.(b)
11/15/22	5.875%	75,000	76,688

Netflix, Inc.(b)
02/15/22	5.500%	102,000	105,244
02/15/25	5.875%	144,000	148,860

Nexstar Broadcasting, Inc.(b)
02/15/22	6.125%	250,000	255,000

Nielsen Finance Co. SARL (The)(b)
10/01/21	5.500%	239,000	247,963

Nielsen Finance LLC/Co.
10/01/20	4.500%	600,000	609,000

Nielsen Finance LLC/Co.(b)
04/15/22	5.000%	383,000	391,617

Omnicom Group, Inc.
05/01/22	3.625%	3,000,000	3,159,117

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	97,000	101,850
02/15/24	5.625%	122,000	129,930
03/15/25	5.875%	324,000	343,440

Pearson Funding Five PLC(b)
05/08/23	3.250%	480,000	476,179

Pearson Funding Two PLC(b)
05/17/16	4.000%	1,200,000	1,240,142

Radio One, Inc.(b)
02/15/20	9.250%	275,000	263,312

Sinclair Television Group, Inc.(b)
08/01/24	5.625%	425,000	430,312

Sky PLC(b)
11/26/22	3.125%	1,550,000	1,548,190
09/16/24	3.750%	4,210,000	4,342,358

Southern Graphics, Inc.(b)
10/15/20	8.375%	500,000	506,250

Thomson Reuters Corp.
09/29/24	3.850%	3,169,000	3,267,125

Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,943,767

Time, Inc.(b)
04/15/22	5.750%	300,000	291,750

Townsquare Radio LLC/Inc.(b)
04/01/19	9.000%	350,000	373,625

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b)
05/15/21	8.500%	94,000	100,933
09/15/22	6.750%	168,000	182,490
05/15/23	5.125%	368,000	380,880
02/15/25	5.125%	204,000	206,550

Viacom, Inc.
04/01/17	3.500%	1,500,000	1,562,041
04/01/19	2.200%	455,000	451,985
09/01/23	4.250%	500,000	521,504

WPP Finance 2010
09/07/42	5.125%	2,500,000	2,754,327

Walt Disney Co. (The)
05/30/19	1.850%	1,500,000	1,510,395

iHeartCommunications, Inc.
03/01/21	9.000%	565,000	545,225

iHeartCommunications, Inc.(b)
03/15/23	10.625%	183,000	187,118

Total			49,080,102

METALS 0.8%
ABJA Investment Co. Pte Ltd.
07/31/24	5.950%	200,000	203,700

Alcoa, Inc.
04/15/21	5.400%	2,250,000	2,471,726

Allegheny Technologies, Inc.
06/01/19	9.375%	1,470,000	1,771,488

Anglo American Capital PLC(b)
04/03/17	2.625%	2,000,000	2,017,028

AngloGold Ashanti Holdings PLC
07/30/20	8.500%	2,230,000	2,447,425
04/15/40	6.500%	1,010,000	947,517

ArcelorMittal
08/05/20	6.000%	5,000,000	5,412,500
02/25/22	7.000%	137,000	153,440
10/15/39	7.750%	336,000	360,360
03/01/41	7.500%	1,155,000	1,215,637

Barrick Gold Corp.
04/01/19	6.950%	1,100,000	1,275,333
05/01/23	4.100%	2,630,000	2,617,852

Calcipar SA(b)
05/01/18	6.875%	115,000	117,875

Carpenter Technology Corp.
03/01/23	4.450%	2,000,000	2,032,608

China Hongqiao Group Ltd.
06/26/17	7.625%	300,000	304,149

Evraz Group SA
04/22/20	6.500%	200,000	163,450

Gerdau Trade, Inc.(b)
01/30/21	5.750%	1,500,000	1,552,500

Hyundai Steel Co.(b)
04/21/16	4.625%	1,000,000	1,029,503

Metinvest BV
02/14/18	8.750%	200,000	70,040

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newcrest Finance Pty Ltd.(b)
10/01/22	4.200%	1,000,000	943,295

Newmont Mining Corp.
10/01/19	5.125%	300,000	329,146

Nord Gold NV
05/07/18	6.375%	200,000	185,144

Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,508,226

Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,816,117

Samarco Mineracao SA(b)
11/01/22	4.125%	200,000	186,250

Steel Dynamics, Inc.(b)
10/01/21	5.125%	75,000	76,875
10/01/24	5.500%	225,000	233,438

Teck Resources Ltd.
01/15/21	4.500%	1,935,000	1,931,974

Vale Overseas Ltd.
01/11/22	4.375%	138,000	134,130

Wise Metals Intermediate Holdings LLC/Finance Corp.(b)
06/15/19	9.750%	175,000	189,000

Worthington Industries, Inc.
04/15/20	6.500%	1,240,000	1,416,818
04/15/26	4.550%	1,840,000	1,975,117

Total			37,089,661

MIDSTREAM 2.1%
Atlas Pipeline Partners LP/Finance Corp.
11/15/21	4.750%	50,000	50,500
08/01/23	5.875%	100,000	101,000

Blue Racer Midstream LLC/Finance Corp.(b)
11/15/22	6.125%	336,000	346,080

Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,855,182

Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	144,000	144,360
03/01/22	6.125%	54,000	54,270

Energy Transfer Equity LP
01/15/24	5.875%	800,000	856,000

Energy Transfer Partners LP
02/01/23	3.600%	1,000,000	995,093
02/01/24	4.900%	4,950,000	5,366,948
10/01/43	5.950%	3,500,000	4,017,160

Enterprise Products Operating LLC
02/15/25	3.750%	1,055,000	1,095,766
02/01/41	5.950%	1,563,000	1,944,188

Ferrellgas LP/Finance Corp.
01/15/22	6.750%	150,000	151,500

Ferrellgas Partners LP/Finance Corp.
05/01/21	6.500%	275,000	275,688

Florida Gas Transmission Co. LLC(b)
07/15/22	3.875%	2,250,000	2,318,783

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%	281,000	306,993
05/15/22	5.500%	393,000	409,211

Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	316,875

Kinder Morgan Energy Partners LP
03/01/21	3.500%	1,675,000	1,696,237
10/01/21	5.000%	5,603,000	6,063,141
09/01/22	3.950%	7,750,000	7,935,868

Kinder Morgan Finance Co. LLC(b)
01/15/18	6.000%	445,000	487,514

Kinder Morgan, Inc.
06/01/18	7.250%	1,310,000	1,499,650

Kinder Morgan, Inc.(b)
02/15/21	5.000%	4,180,000	4,502,997
11/15/23	5.625%	1,926,000	2,161,403

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	317,000	338,397
02/15/23	5.500%	164,000	171,380
07/15/23	4.500%	623,000	626,738
12/01/24	4.875%	482,000	495,255

NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,846,449
12/15/40	6.250%	2,510,000	3,273,652

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	63,130
10/01/22	5.000%	173,000	183,380
04/15/23	5.500%	574,000	599,830
11/01/23	4.500%	350,000	357,875

Rockies Express Pipeline LLC(b)
01/15/19	6.000%	1,000,000	1,060,000
04/15/20	5.625%	2,800,000	2,933,000

Rose Rock Midstream LP/Finance Corp.
07/15/22	5.625%	300,000	299,250

Ruby Pipeline LLC(b)
04/01/22	6.000%	4,000,000	4,291,768

Sabine Pass Liquefaction LLC
02/01/21	5.625%	825,000	844,594

Sabine Pass Liquefaction LLC(b)(c)
03/01/25	5.625%	438,000	440,190

Southeast Supply Header LLC(b)
06/15/24	4.250%	450,000	456,474

Southern Natural Gas Co. LLC
02/15/31	7.350%	2,910,000	3,494,767
03/01/32	8.000%	1,140,000	1,466,502

Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	2,076,377

Suburban Propane Partners LP/Energy Finance Corp.
08/01/21	7.375%	386,000	417,845
03/01/25	5.750%	100,000	102,500

Summit Midstream Holdings LLC/Finance Corp.
08/15/22	5.500%	375,000	363,750

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	6,000	6,120
11/15/23	4.250%	119,000	117,810

Targa Resources Partners LP/Finance Corp.(b)
01/15/18	5.000%	320,000	332,800
11/15/19	4.125%	71,000	72,243

Tennessee Gas Pipeline Co. LLC
06/15/32	8.375%	3,465,000	4,422,033
04/01/37	7.625%	550,000	698,472

Tesoro Logistics LP/Finance Corp.
10/01/20	5.875%	198,000	207,405
10/15/21	6.125%	300,000	318,000

Tesoro Logistics LP/Finance Corp.(b)
10/15/19	5.500%	27,000	28,553
10/15/22	6.250%	281,000	297,860

Texas Eastern Transmission LP(b)
10/15/22	2.800%	3,350,000	3,264,075

TransCanada PipeLines Ltd.(d)
05/15/67	6.350%	1,923,000	1,850,887

Williams Partners LP/ACMP Finance Corp.
03/15/24	4.875%	75,000	77,250

Williams Partners LP/ACMP Finance Corp.
07/15/22	6.125%	325,000	348,156
05/15/23	4.875%	3,509,000	3,614,270

Williams Partners LP
11/15/20	4.125%	1,000,000	1,046,211
01/15/25	3.900%	3,040,000	3,032,072

Williams Partners LP(c)
03/15/22	3.600%	3,300,000	3,303,686
09/15/25	4.000%	5,335,000	5,352,376
09/15/45	5.100%	2,565,000	2,546,050

Total			102,091,839

NATURAL GAS 0.3%
Atmos Energy Corp.
10/15/44	4.125%	2,045,000	2,199,381

National Fuel Gas Co.
03/01/23	3.750%	1,730,000	1,752,559

Sempra Energy
02/15/19	9.800%	1,000,000	1,287,134
10/01/22	2.875%	6,145,000	6,154,617
06/15/24	3.550%	1,500,000	1,562,432

Total			12,956,123

OFFICE REIT 0.5%
Boston Properties LP
11/15/20	5.625%	4,590,000	5,296,080
05/15/21	4.125%	2,450,000	2,639,260
02/01/23	3.850%	2,500,000	2,634,637
02/01/24	3.800%	1,355,000	1,412,762

Highwoods Realty LP
03/15/17	5.850%	3,069,000	3,318,378

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,445,978

Total			22,747,095

OIL FIELD SERVICES 0.4%
CGG SA
06/01/21	6.500%	175,000	143,062
01/15/22	6.875%	125,000	101,563

FTS International, Inc.(b)
05/01/22	6.250%	275,000	215,875

Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,139,783

Noble Holding International Ltd.
03/15/17	2.500%	7,698,000	7,551,507
08/01/20	4.900%	700,000	669,206
03/01/21	4.625%	1,788,000	1,665,797
03/15/22	3.950%	654,000	587,510
03/15/42	5.250%	3,007,000	2,466,362

QGOG Atlantic/Alaskan Rigs Ltd.(b)
07/30/18	5.250%	74,326	65,035

Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,085,638

Weatherford International LLC
06/15/17	6.350%	193,000	201,115

Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,031,672
03/01/39	9.875%	940,000	1,076,945

Western Refining Logistics LP/Finance Corp.(b)
02/15/23	7.500%	175,000	179,375

Total			20,180,445

OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	144,000	154,080
02/01/22	5.875%	123,000	128,996

PT Perusahaan Gas Negara Persero Tbk(b)
05/16/24	5.125%	1,500,000	1,601,250

Total			1,884,326

OTHER INDUSTRY 0.5%
Anixter, Inc.
05/01/19	5.625%	375,000	402,188

Belden, Inc.(b)
09/01/22	5.500%	275,000	280,500
07/15/24	5.250%	250,000	250,000

CB Richard Ellis Services, Inc.
03/15/25	5.250%	185,000	201,650

CBRE Services, Inc.
03/15/23	5.000%	175,000	183,750

Cleaver-Brooks, Inc.(b)
12/15/19	8.750%	250,000	255,625

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DH Services Luxembourg SARL(b)
12/15/20	7.750%	425,000	445,188

General Cable Corp.(g)
10/01/22	5.750%	150,000	130,500

Hillman Group, Inc. (The)(b)
07/15/22	6.375%	375,000	365,625

Hutchison Whampoa International 11 Ltd.(b)
01/13/17	3.500%	1,000,000	1,033,477
01/13/22	4.625%	1,500,000	1,641,450

Interline Brands, Inc.
11/15/18	10.000%	449,000	472,572

Massachusetts Institute of Technology
07/01/14	4.678%	2,990,000	3,458,321

President and Fellows of Harvard College
10/15/40	4.875%	805,000	976,069

President and Fellows of Harvard College(b)
01/15/39	6.500%	3,545,000	5,075,990

Unifrax I LLC/Holding Co.(b)
02/15/19	7.500%	300,000	300,000
02/15/19	7.500%	75,000	75,750

University of Notre Dame du Lac
02/15/45	3.438%	7,155,000	7,010,319

Total			22,558,974

OTHER REIT 0.3%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	166,420

Duke Realty LP
06/15/22	4.375%	1,855,000	1,985,700
04/15/23	3.625%	622,000	633,668

Liberty Property LP
06/15/23	3.375%	2,500,000	2,484,422

Nationwide Health Properties, Inc.
05/20/15	6.000%	3,000,000	3,033,519

ProLogis LP
03/15/20	6.875%	902,000	1,060,579
02/01/21	3.350%	1,000,000	1,033,789
08/15/23	4.250%	1,600,000	1,715,427

Trust F/1401
12/15/24	5.250%	200,000	213,000

WP Carey, Inc.
04/01/24	4.600%	1,725,000	1,788,128

Total			14,114,652

PACKAGING 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
01/31/21	6.750%	344,000	347,440
06/30/21	6.000%	50,000	48,688

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(b)
11/15/20	7.000%	52,941	52,544

Ardagh Packaging Finance PLC(b)
10/15/20	9.125%	500,000	536,250

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(b)
08/15/21	9.125%	500,000	520,625

Ball Corp.
11/15/23	4.000%	475,000	466,687

Berry Plastics Corp.
05/15/22	5.500%	725,000	757,625

Beverage Packaging Holdings (Luxembourg) II SA(b)
12/15/16	5.625%	134,000	135,005
06/15/17	6.000%	104,000	105,040

Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	475,000	485,687

Greif, Inc.
08/01/19	7.750%	275,000	313,500

Mustang Merger Corp.(b)
08/15/21	8.500%	325,000	331,500

Owens-Brockway Glass Container, Inc.(b)
01/15/22	5.000%	50,000	51,875
01/15/25	5.375%	100,000	104,375

Plastipak Holdings, Inc.(b)
10/01/21	6.500%	170,000	172,975

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	103,000	107,893
08/15/19	7.875%	152,000	161,272
08/15/19	9.875%	140,000	149,975
10/15/20	5.750%	989,000	1,027,324
02/15/21	8.250%	1,513,000	1,592,432

Sealed Air Corp.(b)
09/15/21	8.375%	646,000	730,787
12/01/22	4.875%	150,000	154,500
04/01/23	5.250%	50,000	52,688
12/01/24	5.125%	150,000	156,750

Signode Industrial Group Luxembourg SA/US, Inc.(b)
05/01/22	6.375%	715,000	704,275

Sonoco Products Co.
11/01/40	5.750%	1,000,000	1,181,725

Total			10,449,437

PAPER 0.2%
Clearwater Paper Corp.
02/01/23	4.500%	150,000	149,250

Clearwater Paper Corp.(b)
02/01/25	5.375%	325,000	332,312

Fibria Overseas Finance Ltd.
05/12/24	5.250%	220,000	221,100

Graphic Packaging International, Inc.
04/15/21	4.750%	325,000	338,406

International Paper Co.
08/15/21	7.500%	1,000,000	1,258,668

Packaging Corp. of America
11/01/23	4.500%	1,070,000	1,146,410

Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,620,326

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weyerhaeuser Co.
10/01/19	7.375%	1,000,000	1,193,736
03/15/32	7.375%	1,630,000	2,207,330

Total			8,467,538

PHARMACEUTICALS 0.6%
Bayer US Finance LLC(b)
10/08/19	2.375%	1,310,000	1,330,891
10/08/24	3.375%	520,000	541,803

Capsugel SA PIK(b)
05/15/19	7.000%	49,000	49,921

Endo Finance LLC/Finco, Inc.(b)
02/01/25	6.000%	421,000	445,734

Forest Laboratories, Inc.(b)
02/15/21	4.875%	4,835,000	5,274,531

Gilead Sciences, Inc.
04/01/21	4.500%	1,500,000	1,679,334
02/01/25	3.500%	1,310,000	1,371,181

Grifols Worldwide Operations Ltd.(b)
04/01/22	5.250%	466,000	477,650

Hospira, Inc.
08/12/20	5.200%	1,350,000	1,528,780

Jaguar Holding Co. I PIK(b)
10/15/17	9.375%	545,000	557,876

Jaguar Holding Co. II/Merger Sub, Inc.(b)
12/01/19	9.500%	355,000	382,512

Johnson & Johnson
12/05/33	4.375%	3,125,000	3,606,919
05/15/41	4.850%	553,000	672,471

Novartis Capital Corp.
05/06/24	3.400%	3,630,000	3,865,020

Roche Holdings, Inc.(b)
09/29/21	2.875%	2,060,000	2,125,393

Valeant Pharmaceuticals International, Inc.(b)
08/15/18	6.750%	109,000	115,812
10/15/20	6.375%	1,428,000	1,499,400
07/15/21	7.500%	590,000	640,150
12/01/21	5.625%	244,000	247,660
07/15/22	7.250%	2,500,000	2,656,250
03/01/23	5.500%	181,000	182,810

Total			29,252,098

PROPERTY & CASUALTY 0.8%
ACE INA Holdings, Inc.
05/15/24	3.350%	910,000	950,935

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	4,279,044

CNA Financial Corp.
11/15/19	7.350%	3,435,000	4,131,398
08/15/21	5.750%	925,000	1,066,667

Farmers Exchange Capital II(b)(d)
11/01/53	6.151%	3,950,000	4,481,445

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Farmers Exchange Capital(b)
07/15/28	7.050%	1,000,000	1,254,455
07/15/48	7.200%	1,615,000	2,145,985

HUB International Ltd.(b)
10/01/21	7.875%	906,000	930,915

Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	3,600,000	4,140,965

Hub Holdings LLC/Finance, Inc. PIK(b)
07/15/19	8.125%	254,000	252,730

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	5,065,000	5,593,173
06/15/23	4.250%	275,000	292,326
03/15/35	6.500%	1,515,000	1,899,931
05/01/42	6.500%	705,000	890,459
08/01/44	4.850%	1,000,000	1,071,537

Nationwide Mutual Insurance Co.(b)
08/15/39	9.375%	1,700,000	2,724,753

Nationwide Mutual Insurance Co.(b)(d)
12/15/24	2.531%	1,725,000	1,724,957

Onex York Acquisition Corp.(b)
10/01/22	8.500%	250,000	244,375

Transatlantic Holdings, Inc.
11/30/39	8.000%	1,865,000	2,636,036

Total			40,712,086

RAILROADS 0.2%
BNSF Funding Trust I(d)
12/15/55	6.613%	2,142,000	2,399,768

Burlington Northern Santa Fe LLC
09/15/21	3.450%	295,000	312,262
09/01/22	3.050%	475,000	486,477
03/15/43	4.450%	2,500,000	2,678,815

Canadian Pacific Railway Ltd.
01/15/22	4.500%	600,000	663,209

Florida East Coast Holdings Corp.(b)
05/01/19	6.750%	109,000	112,406

Kansas City Southern de Mexico SA de CV
05/15/23	3.000%	1,000,000	985,530

Norfolk Southern Corp.
04/01/22	3.000%	2,000,000	2,036,974

Union Pacific Corp.
02/15/19	2.250%	765,000	778,652
02/01/55	3.875%	1,440,000	1,411,604

Total			11,865,697

REFINING 0.1%
CVR Refining LLC/Coffeyville Finance, Inc.
11/01/22	6.500%	225,000	226,125

Marathon Petroleum Corp.
03/01/21	5.125%	1,000,000	1,124,510
09/15/24	3.625%	500,000	509,830

Phillips 66
11/15/44	4.875%	2,005,000	2,168,181

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tesoro Corp.
04/01/24	5.125%	225,000	230,625

Tupras Turkiye Petrol Rafinerileri AS
05/02/18	4.125%	200,000	200,620

Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,503,986

Total			6,963,877

RESTAURANTS 0.1%
BC ULC/New Red Finance Inc.(b)
04/01/22	6.000%	750,000	780,000

NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	275,000	286,000

Yum! Brands, Inc.
11/01/23	3.875%	4,371,000	4,524,405
11/01/43	5.350%	90,000	99,405

Total			5,689,810

RETAIL REIT 0.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
02/06/17	2.000%	5,320,000	5,182,627

Equity One, Inc.
11/15/22	3.750%	1,400,000	1,414,358

Kimco Realty Corp.
06/01/23	3.125%	2,155,000	2,139,954

Tanger Properties LP
12/01/23	3.875%	865,000	896,618

Total			9,633,557

RETAILERS 0.5%
Academy Ltd./Finance Corp.(b)
08/01/19	9.250%	50,000	52,750

Advance Auto Parts, Inc.
12/01/23	4.500%	1,000,000	1,074,294

Asbury Automotive Group, Inc.
12/15/24	6.000%	79,000	82,160

AutoZone, Inc.
01/13/17	1.300%	775,000	777,435

Bed Bath & Beyond, Inc.
08/01/44	5.165%	2,200,000	2,387,125

CVS Health Corp.
06/01/17	5.750%	283,000	311,732
12/05/23	4.000%	515,000	558,559

CVS Pass-Through Trust(b)
08/10/36	4.163%	2,967,726	3,017,194

Family Tree Escrow LLC(b)
03/01/20	5.250%	29,000	30,305
03/01/23	5.750%	383,000	403,107

Group 1 Automotive, Inc.(b)
06/01/22	5.000%	152,000	152,000

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

InRetail Consumer(b)
10/10/21	5.250%	200,000	202,000

Jo-Ann Stores Holdings, Inc. PIK(b)
10/15/19	9.750%	225,000	210,938

Jo-Ann Stores LLC(b)
03/15/19	8.125%	325,000	324,187

L Brands, Inc.
06/15/19	8.500%	180,000	217,350
02/15/22	5.625%	250,000	276,270

Macy’s Retail Holdings, Inc.
07/15/27	6.790%	4,085,000	5,005,489

Michaels FinCo Holdings LLC/Inc. PIK(b)
08/01/18	7.500%	101,000	102,894

Michaels Stores, Inc.(b)
12/15/20	5.875%	525,000	540,750

Neiman Marcus Group Ltd. LLC(b)
10/15/21	8.000%	125,000	131,406
PIK
10/15/21	8.750%	275,000	289,094

New Academy Finance Co. LLC/Corp.(b)
06/15/18	8.000%	625,000	618,750

PVH Corp.
12/15/22	4.500%	250,000	254,375

Penske Automotive Group, Inc.
12/01/24	5.375%	85,000	87,975

PetCo Holdings, Inc.(b)
10/15/17	8.500%	550,000	566,500

Petco Animal Supplies, Inc.(b)
12/01/18	9.250%	150,000	157,125

PetSmart, Inc.(b)(c)
03/15/23	7.125%	459,000	475,065

Rite Aid Corp.
02/15/27	7.700%	55,000	62,288

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	575,100

Tiffany & Co.(b)
10/01/24	3.800%	625,000	633,036

Wal-Mart Stores, Inc.
04/22/24	3.300%	2,100,000	2,227,636
04/22/44	4.300%	1,345,000	1,499,932

Wolverine World Wide, Inc.
10/15/20	6.125%	275,000	290,812

Total			23,595,633

SUPERMARKETS 0.1%
Kroger Co. (The)
12/15/18	6.800%	3,060,000	3,588,144

TECHNOLOGY 1.1%
Adobe Systems, Inc.
02/01/25	3.250%	1,120,000	1,128,175

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Advanced Micro Devices, Inc.
08/15/22	7.500%	125,000	123,438
07/01/24	7.000%	275,000	250,250

Alliance Data Systems Corp.(b)
12/01/17	5.250%	178,000	184,675
04/01/20	6.375%	41,000	42,743
08/01/22	5.375%	206,000	205,485

Ancestry.com, Inc.
12/15/20	11.000%	123,000	135,608

Apple, Inc.
02/09/22	2.150%	2,000,000	1,974,322
05/06/44	4.450%	550,000	611,318

Audatex North America, Inc.(b)
06/15/21	6.000%	642,000	682,125

BMC Software Finance, Inc.(b)
07/15/21	8.125%	400,000	373,500

Blackboard, Inc.(b)
11/15/19	7.750%	250,000	241,250

Boxer Parent Co, Inc. PIK(b)
10/15/19	9.000%	350,000	293,125

CDW LLC/Finance Corp.
04/01/19	8.500%	198,000	207,405
08/15/22	6.000%	300,000	320,250
12/01/24	5.500%	150,000	156,000

CDW LLC/Finance Corp.(c)
09/01/23	5.000%	175,000	175,875

CommScope Holdings Co., Inc. PIK(b)
06/01/20	6.625%	400,000	404,000

CommScope, Inc.(b)
06/15/24	5.500%	250,000	253,125

CompuCom Systems, Inc.(b)
05/01/21	7.000%	300,000	231,000

CoreLogic, Inc.
06/01/21	7.250%	325,000	347,141

Eagle Midco, Inc.(b)
06/15/18	9.000%	325,000	329,875

Epicor Software Corp.
05/01/19	8.625%	475,000	498,750

Equinix, Inc.
04/01/20	4.875%	234,000	243,360
01/01/22	5.375%	125,000	130,313

Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,503,130

First Data Corp.
01/15/21	11.250%	37,000	42,273
06/15/21	10.625%	110,000	126,500

First Data Corp.(b)
08/15/20	8.875%	27,000	28,958
11/01/20	6.750%	134,000	143,547
01/15/21	8.250%	189,000	202,702
01/15/22	8.750%	1,350,000	1,458,000

Fiserv, Inc.
11/20/17	6.800%	4,000,000	4,521,232

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flextronics International Ltd.
02/15/20	4.625%	175,000	183,750

Freescale Semiconductor, Inc.(b)
01/15/22	6.000%	275,000	296,312

Goodman Networks, Inc.
07/01/18	12.125%	63,000	61,740

Igloo Holdings Corp. PIK(b)
12/15/17	8.250%	325,000	327,844

Infor Software Parent LLC, Inc. PIK(b)
05/01/21	7.125%	625,000	629,687

Infor US, Inc.
04/01/19	9.375%	475,000	510,031

Ingram Micro, Inc.
08/10/22	5.000%	1,030,000	1,075,834
12/15/24	4.950%	695,000	714,031

Interactive Data Corp.(b)
04/15/19	5.875%	525,000	525,656

International Business Machines Corp.
01/05/16	2.000%	1,500,000	1,521,138

Iron Mountain, Inc.
08/15/23	6.000%	73,000	76,650
08/15/24	5.750%	125,000	126,563

Keysight Technologies, Inc.(b)
10/30/24	4.550%	2,560,000	2,595,473

MSCI, Inc.(b)
11/15/24	5.250%	216,000	225,180

Magnachip Semiconductor Corp.
07/15/21	6.625%	325,000	252,687

Micron Technology, Inc.(b)
08/01/23	5.250%	225,000	230,344

Microsoft Corp.
02/12/22	2.375%	2,840,000	2,854,297
02/12/45	3.750%	1,445,000	1,440,302

NCR Corp.
02/15/21	4.625%	600,000	597,000
12/15/21	5.875%	34,000	35,190
12/15/23	6.375%	223,000	235,822

NXP BV/Funding LLC(b)
02/15/21	5.750%	86,000	91,160
03/15/23	5.750%	200,000	214,000

Nuance Communications, Inc.(b)
08/15/20	5.375%	425,000	435,625

Open Text Corp.(b)
01/15/23	5.625%	225,000	231,750

Oracle Corp.
10/08/19	2.250%	3,000,000	3,055,962
10/15/22	2.500%	4,889,000	4,884,991

Riverbed Technology, Inc.(b)(c)
03/01/23	8.875%	61,000	61,000

Sensata Technologies BV(b)
11/01/24	5.625%	125,000	134,063

Sophia Holding Finance LP/Inc. PIK(b)
12/01/18	9.625%	225,000	227,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sophia LP/Finance, Inc.(b)
01/15/19	9.750%	400,000	428,000

SunGard Data Systems, Inc.
11/01/19	6.625%	600,000	624,000

Syniverse Holdings, Inc.
01/15/19	9.125%	725,000	754,000

Telefonaktiebolaget LM Ericsson
05/15/22	4.125%	3,270,000	3,486,416

TransUnion Holding Co., Inc.
06/15/18	8.125%	150,000	153,375
PIK
06/15/18	9.625%	500,000	507,500

VeriSign, Inc.
05/01/23	4.625%	523,000	523,000

Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,136,845

Zebra Technologies Corp.(b)
10/15/22	7.250%	550,000	594,000

Total			52,627,918

TOBACCO 0.2%
Altria Group, Inc.
01/31/24	4.000%	4,240,000	4,541,125

Imperial Tobacco Finance PLC(b)
02/11/18	2.050%	2,755,000	2,768,094

Lorillard Tobacco Co.
08/04/41	7.000%	1,170,000	1,517,563

Total			8,826,782

TRANSPORTATION SERVICES 0.5%
Autopistas Metropolitanas de Puerto Rico LLC(b)
06/30/35	6.750%	1,750,000	1,423,681

ERAC U.S.A. Finance LLC(b)
10/01/20	5.250%	2,500,000	2,852,666
11/15/24	3.850%	5,657,000	5,869,658

ERAC USA Finance LLC(b)
02/15/45	4.500%	1,722,000	1,743,656

FedEx Corp.
02/01/25	3.200%	2,585,000	2,615,247
02/01/45	4.100%	1,535,000	1,549,969

Global Liman Isletmeleri(b)
11/14/21	8.125%	200,000	177,500

Hertz Corp. (The)
04/01/18	4.250%	100,000	101,000
04/15/19	6.750%	275,000	284,281
10/15/20	5.875%	125,000	129,062
10/15/22	6.250%	225,000	234,000

Penske Truck Leasing Co. LP/Finance Corp.(b)
02/01/22	3.375%	1,200,000	1,195,871

Ryder System, Inc.
06/01/17	3.500%	1,000,000	1,044,509
11/15/18	2.450%	660,000	668,842

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sydney Airport Finance Co. Pty Ltd.(b)
03/22/23	3.900%	3,700,000	3,847,349

Topaz Marine SA(b)
11/01/18	8.625%	200,000	161,000

Total			23,898,291

WIRELESS 0.4%
Altice SA(b)
05/15/22	7.750%	440,000	454,300
02/15/25	7.625%	586,000	605,045

America Movil SAB de CV
07/16/22	3.125%	320,000	325,578

American Tower Corp.
01/15/18	4.500%	1,000,000	1,066,270
02/15/24	5.000%	665,000	725,472

Crown Castle International Corp.
04/15/22	4.875%	360,000	377,100

Digicel Group Ltd.(b)
09/30/20	8.250%	700,000	708,050

Numericable-SFR(b)
05/15/22	6.000%	664,000	675,620
05/15/24	6.250%	200,000	205,300

SBA Telecommunications, Inc.
07/15/20	5.750%	339,000	356,797

Sprint Capital Corp.
11/15/28	6.875%	525,000	493,500

Sprint Communications, Inc.
08/15/20	7.000%	138,000	141,580
11/15/21	11.500%	83,000	102,505
04/15/22	9.250%	3,650,000	4,106,250
11/15/22	6.000%	694,000	672,312

Sprint Communications, Inc.(b)
11/15/18	9.000%	2,425,000	2,819,062
03/01/20	7.000%	57,000	63,145

Sprint Corp.
09/15/21	7.250%	100,000	101,938
09/15/23	7.875%	400,000	413,000
06/15/24	7.125%	420,000	417,900
02/15/25	7.625%	108,000	109,080

T-Mobile USA, Inc.
04/28/21	6.633%	339,000	360,611
01/15/22	6.125%	139,000	146,298
04/28/22	6.731%	328,000	349,320
03/01/23	6.000%	122,000	127,247
04/01/23	6.625%	721,000	763,359
04/28/23	6.836%	50,000	53,438
01/15/24	6.500%	214,000	226,305
03/01/25	6.375%	218,000	227,810

Wind Acquisition Finance SA(b)
04/30/20	6.500%	136,000	144,160
07/15/20	4.750%	185,000	186,850
04/23/21	7.375%	179,000	186,608

Total			17,711,810

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELINES 1.0%
AT&T, Inc.
08/15/15	2.500%	2,666,000	2,686,687
06/15/44	4.800%	2,500,000	2,528,167

Bharti Airtel International Netherlands BV(b)
05/20/24	5.350%	100,000	110,657

CenturyLink, Inc.
06/15/21	6.450%	5,527,000	6,065,882
03/15/22	5.800%	284,000	301,750
12/01/23	6.750%	137,000	154,724

Frontier Communications Corp.
09/15/21	6.250%	9,000	9,248
04/15/22	8.750%	259,000	294,451
01/15/23	7.125%	88,000	91,850
04/15/24	7.625%	68,000	72,760
01/15/25	6.875%	99,000	99,248

Level 3 Communications, Inc.
12/01/22	5.750%	315,000	323,663

Level 3 Financing, Inc.
07/01/19	8.125%	450,000	476,437
06/01/20	7.000%	224,000	240,800
07/15/20	8.625%	150,000	163,500
01/15/21	6.125%	66,000	69,878
08/15/22	5.375%	146,000	151,065

Level 3 Financing, Inc.(d)
01/15/18	3.826%	32,000	32,400

Ooredoo International Finance Ltd.(b)
02/21/23	3.250%	200,000	199,418

Qwest Corp.
09/15/25	7.250%	3,978,000	4,603,755

Telecom Italia Capital SA
06/04/18	6.999%	399,000	447,878

Telefonica Emisiones SAU
04/27/18	3.192%	870,000	907,624
04/27/23	4.570%	1,250,000	1,394,060

Verizon Communications, Inc.
11/01/21	3.000%	7,925,000	8,013,411
09/15/23	5.150%	3,500,000	4,013,919
03/15/24	4.150%	750,000	805,997
11/01/24	3.500%	985,000	1,007,567
03/15/34	5.050%	605,000	662,469
11/01/41	4.750%	2,000,000	2,093,618
09/15/43	6.550%	4,438,000	5,832,619

Verizon Communications, Inc.(b)
08/21/46	4.862%	1,000,000	1,060,925

Verizon New York, Inc.
04/01/32	7.375%	2,095,000	2,648,333

Verizon Virginia LLC
10/01/29	8.375%	693,000	942,077

Windstream Corp.
10/15/20	7.750%	44,000	45,527
08/01/23	6.375%	84,000	77,280

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	48,000	54,240

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(b)
04/01/23	6.000%	252,000	257,670

Total			48,941,554

Total Corporate Bonds & Notes
(Cost: $1,582,910,764)			1,633,396,514

Residential Mortgage-Backed Securities — Agency 20.5%
Federal Home Loan Mortgage Corp.(c)(i)
02/01/44	3.500%	10,759,793	11,340,123
03/12/45	3.000%	5,000,000	5,092,188

Federal Home Loan Mortgage Corp.(d)(i) CMO Series 3085 Class FV
08/15/35	0.872%	3,314,274	3,362,782

Federal Home Loan Mortgage Corp.(d)(i)(j) CMO IO Series 3404 Class AS
01/15/38	5.723%	8,299,264	1,355,562

Federal Home Loan Mortgage Corp.(i)
03/01/17 - 08/01/22	8.500%	15,785	17,752
06/01/19 - 02/01/44	4.500%	12,677,794	13,732,546
02/01/20 - 07/01/42	4.000%	29,158,766	31,466,297
04/01/21	9.000%	1,314	1,334
01/01/22 - 09/01/39	5.500%	4,326,758	4,833,031
07/01/23 - 05/01/41	5.000%	3,872,040	4,258,805
08/01/24 - 02/01/25	8.000%	48,636	57,662
10/01/28 - 07/01/32	7.000%	572,125	687,944
10/01/31 - 09/01/37	6.000%	2,156,481	2,460,138
11/01/36 - 10/01/37	6.500%	813,875	944,584
03/01/42 - 01/01/45	3.500%	37,906,719	39,753,464
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	10,657,197	10,818,523
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	11,786,977	11,958,012
CMO Series 4037 Class CA
04/15/27	3.000%	5,483,292	5,713,571

Federal Home Loan Mortgage Corp.(i)(j) CMO IO Series 329 Class C5
06/15/43	3.500%	11,511,237	2,287,657
CMO IO Series 4120 Class IA
10/15/42	3.500%	4,621,978	824,397
CMO IO Series 4176 Class BI
03/15/43	3.500%	1,954,122	323,414

Federal National Mortgage Association(c)(i)
03/18/30	2.500%	16,105,000	16,495,044
03/18/30 - 03/12/45	3.000%	73,345,000	75,176,703
03/18/30 - 03/12/45	3.500%	82,655,000	86,614,206
04/10/44 - 03/12/45	4.000%	43,740,000	46,738,242
03/12/45	4.500%	8,460,000	9,194,831
03/12/45	5.000%	8,000,000	8,873,125

Federal National Mortgage Association(d)(i)
01/01/44	3.030%	2,992,970	3,113,098
CMO Series 2003-134 Class FC
12/25/32	0.771%	4,647,896	4,711,591
CMO Series 2007-W7 Class 1A4
07/25/37	38.154%	413,505	671,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-1 Class FA
02/25/42	0.671%	5,418,266	5,458,567
CMO Series 2012-110 Class CF
10/25/42	0.671%	15,087,375	15,133,920
Series 2014-FA Class M8
05/25/18	0.414%	6,716,667	6,718,818

Federal National Mortgage Association(i)
04/01/23	8.500%	11,491	12,244
06/01/24	9.000%	15,483	17,041
02/01/25 - 08/01/27	8.000%	75,783	89,163
10/01/25 - 12/01/44	3.500%	104,728,170	110,374,565
03/01/26 - 07/01/38	7.000%	1,583,353	1,853,949
11/01/26 - 12/01/43	3.000%	57,724,148	59,449,336
04/01/27 - 06/01/32	7.500%	143,863	165,024
09/01/27 - 01/01/30	2.500%	21,731,184	22,299,247
05/01/29 - 10/01/40	6.000%	7,363,433	8,449,136
05/01/32 - 10/01/38	6.500%	636,983	739,607
09/01/32 - 10/01/44	4.000%	124,776,375	134,555,390
03/01/33 - 04/01/41	5.500%	4,531,152	5,149,056
07/01/34 - 10/01/41	5.000%	16,006,359	17,814,547
10/01/40 - 02/01/45	4.500%	37,184,631	40,558,823
CMO Series 2009-111 Class DA
12/25/39	5.000%	1,107,766	1,185,289
CMO Series 2013-121 Class KD
08/25/41	3.500%	2,252,213	2,353,303

Federal National Mortgage Association(i)(j) CMO IO Series 2003-71 Class IM
12/25/31	5.500%	18,216	77
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	7,811,086	1,541,026

Federal National Mortgage Association(i)(k) CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	864	855

Federal National Mortgage Association(i)(l)
03/01/42	4.000%	4,050,920	4,376,477

Government National Mortgage Association(c)(i)
03/20/14	4.000%	19,825,000	21,079,550
03/23/45	3.000%	12,650,000	12,990,396
03/23/45	3.500%	45,290,000	47,512,301
03/23/45	4.500%	3,500,000	3,831,953

Government National Mortgage Association(d)(i) CMO Series 2013-H19 Class FC
08/20/63	0.768%	5,890,988	5,915,465

Government National Mortgage Association(i)
03/15/38 - 09/20/41	4.500%	11,387,384	12,528,733
03/15/40 - 05/15/40	5.000%	2,367,741	2,649,997
09/15/41 - 12/20/44	3.500%	17,897,962	18,839,738
11/20/41 - 12/20/44	4.000%	10,417,381	11,202,601
05/15/42 - 01/20/45	3.000%	13,364,430	13,752,540
CMO Series 2013-53 Class AD
12/20/26	1.500%	10,404,688	10,240,549

Total Residential Mortgage-Backed Securities — Agency
(Cost: $991,921,541)			1,001,717,406

Residential Mortgage-Backed Securities — Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASG Resecuritization Trust(b)(d)(i) CMO Series 2009-2 Class G70
05/24/36	4.714%	1,925,000	1,962,154
CMO Series 2009-2 Class G75
05/24/36	4.714%	1,925,000	1,956,034

American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C(d)(i)
05/25/47	0.361%	7,635,600	5,442,549

BCAP LLC Trust(b)(d)(i)
08/26/36	0.288%	1,144,400	1,119,851
09/26/36	3.500%	2,326,001	2,346,749
CMO Series 2012-RR10 Class 9A1
10/26/35	2.665%	505,804	513,260
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	2,005,605	2,032,453
CMO Series 2015-RR2 Class 23A1
03/28/37	0.378%	8,961,000	8,715,185

BCAP LLC Trust(d)(i) CMO Series 2007-AA1 Class 1A2
02/25/47	0.331%	2,722,980	2,500,053

BCAP LLC Series 2013-RR2 Class 7A1(b)(d)(i)
07/26/36	3.000%	1,208,339	1,205,318

Banc of America Funding Trust(b)(d)(i) CMO Series 2012-R5 Class A
10/03/39	0.431%	1,284,604	1,266,988

Banc of America Funding Trust(d)(i) CMO Series 2006-D Class 3A1
05/20/36	2.814%	3,720,810	3,302,394

Banc of America Funding Trust(i) CMO Series 2006-3 Class 4A14
03/25/36	6.000%	3,000,763	3,018,110
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	2,705,667	2,585,819

Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(b)(d)(i)
11/28/29	3.844%	2,628,134	2,637,873

CAM Mortgage Trust CMO Series 2014-2 Class A(b)(d)(i)
05/15/48	2.600%	147,512	147,510

Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3(i)
09/25/37	6.000%	1,828,297	1,903,409

Citigroup Mortgage Loan Trust, Inc.(b)(d)(i) CMO Series 2012-7 Class 12A1
03/25/36	2.613%	773,641	777,461
CMO Series 2012-9 Class 1A1
02/20/36	4.945%	1,259,219	1,261,766
CMO Series 2013-2 Class 1A1
11/25/37	2.609%	1,260,297	1,259,263
CMO Series 2014-12 Class 3A1
10/25/35	2.562%	7,679,945	7,740,590

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Residential Mortgage-Backed Securities —Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)(i) CMO Series 2012-A Class A
06/25/51	2.500%	1,242,924	1,207,451

Citigroup Mortgage Loan Trust, Inc.(d)(i) CMO Series 2005-8 Class 1A1A
10/25/35	2.515%	4,303,576	3,639,883

Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1(d)(i)
09/25/47	2.648%	1,829,359	1,599,924

Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1(d)(i)
10/25/34	2.594%	1,395,249	1,398,596

Credit Suisse Mortgage Capital Certificates(b)(d)(i) CMO Series 2011-12R Class 3A1
07/27/36	2.110%	6,373,619	6,299,736
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	448,779	452,823
CMO Series 2011-17R Class 3A1
10/27/35	2.330%	672,789	670,646
CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,818,725	2,780,456
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	3,430,471	3,415,143
CMO Series 2015-WIN1 Class A6
12/25/44	3.500%	2,859,668	2,900,288

Credit Suisse Securities (USA) LLC(b)(d)(i)
02/25/54	3.061%	2,879,083	2,839,774

Downey Savings & Loan Association Mortgage Loan Trust(d)(i) CMO Series 2005-AR6 Class 2A1A
10/19/45	0.464%	3,538,961	3,039,585
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.374%	4,009,331	3,259,790

First Horizon Mortgage Pass-Through Trust CMO Series 2007-AR1 Class 1A1(d)(i)
05/25/37	2.577%	1,184,466	948,490

GCAT Series 2013-RP1 Class A1(b)(d)(i)
06/25/18	3.500%	592,037	590,987

GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1(d)(i)
04/25/36	2.566%	4,222,431	3,822,550

GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A(d)(i)
01/25/47	0.351%	2,414,585	2,299,586

IndyMac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 1A1(d)(i)
12/25/36	2.552%	3,565,750	3,108,596

JPMorgan Mortgage Trust(i) CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	1,949,141	1,947,952
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	889,126	884,126

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Resecuritization Trust(b)(d)(i) CMO Series 2014-1 Class 1016
03/26/36	2.600%	4,000,000	4,031,252

JPMorgan Resecuritization Trust(b)(i) CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,616,629	1,617,837

Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4(b)(d)(i)
10/26/36	3.250%	316,805	313,668

Lehman XS Trust(d)(i) CMO Series 2006-10N Class 1A3A
07/25/46	0.381%	4,391,116	3,487,450
Series 2005-4 Class 1A3
10/25/35	0.968%	3,248,457	3,015,400
Series 2005-5N Class 3A1A
11/25/35	0.471%	5,336,569	4,783,135

MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1(d)(i)
04/25/46	0.381%	2,866,081	2,162,403

MASTR Alternative Loan Trust CMO Series 2004-12 Class 4A1(i)
12/25/34	5.500%	1,883,469	2,024,615

Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A(d)(i)
04/25/35	0.431%	7,932,252	7,329,330

Morgan Stanley Re-Remic Trust(b)(d)(i)
09/26/35	2.627%	4,262,204	4,417,263
CMO Series 2013-R3 Class 10A
10/26/35	2.665%	570,702	578,868

Morgan Stanley Resecuritization Trust(b)(d)(i)
CMO Series 2013-R9 Class 2A
06/26/46	2.708%	913,720	925,476
CMO Series 2013-R9 Class 4A
06/26/46	2.368%	1,377,085	1,380,501

MortgageIT Trust CMO Series 2005-5 Class A1(d)(i)
12/25/35	0.431%	4,075,426	3,740,390

Nomura Asset Acceptance Corp. Alternative Loan Trust(d)(i) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	112,299	113,857
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	711,227	721,006

Nomura Resecuritization Trust(b)(c)(h)(i) CMO Series 2015-2R Class 2A1
02/23/35	2.500%	10,595,000	9,959,300

Nomura Resecuritization Trust(b)(d)(i) CMO Series 2012-3R Class 1A1
01/26/37	0.341%	1,203,482	1,154,294
CMO Series 2014-6R Class 3A1
01/26/36	0.428%	2,875,209	2,664,775

RALI Trust(d)(g)(i)(j) CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.410%	91,408,326	1,577,891

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.616%	42,237,933	842,267
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.170%	91,104,010	681,276

RALI Trust(d)(i) CMO Series 2005-QA4 Class A41
04/25/35	2.930%	2,572,881	2,547,551

RFMSI Trust(d)(i) CMO Series 2005-SA5 Class 1A
11/25/35	2.806%	3,606,663	2,964,550
CMO Series 2006-SA4 Class 2A1
11/25/36	3.504%	1,006,301	867,678

Sequoia Mortgage Trust(b)(d)(i) CMO Series 2014-4 Class A5
11/25/44	3.500%	3,930,428	3,986,593

Sequoia Mortgage Trust(d)(i) CMO Series 2013-2 Class A1
02/25/43	1.874%	4,924,602	4,586,616
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,700,943	2,703,032

Structured Adjustable Rate Mortgage Loan Trust(d)(i) CMO Series 2004-20 Class 1A2
01/25/35	2.477%	1,923,350	1,862,813
CMO Series 2006-5 Class 1A1
06/25/36	2.602%	4,019,911	3,329,724
CMO Series 2007-5 Class 2A1
06/25/37	2.537%	1,905,886	1,659,212

Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(d)(i)
12/25/34	4.740%	31,372	32,048

VML LLC CMO Series 2014-NPL1 Class A1(b)(d)(i)
04/25/54	3.875%	1,024,675	1,025,494

WaMu Mortgage Pass-Through Certificates(d)(i) CMO Series 2003-AR8 Class A
08/25/33	2.383%	1,486,497	1,527,034
CMO Series 2005-AR11 Class A1A
08/25/45	0.491%	3,296,736	3,113,365
CMO Series 2005-AR17 Class A1A1
12/25/45	0.441%	7,640,322	7,264,667
CMO Series 2005-AR19 Class A1A1
12/25/45	0.441%	3,784,891	3,614,905
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.481%	3,503,760	3,245,708
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.461%	2,896,618	2,705,250
CMO Series 2005-AR9 Class A1A
07/25/45	0.491%	2,744,268	2,621,937
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.054%	4,656,572	4,303,589
CMO Series 2006-AR5 Class A12A
06/25/46	1.101%	1,397,474	1,269,527
CMO Series 2007-HY1 Class 4A1
02/25/37	2.358%	3,643,365	3,193,602

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HY3 Class 1A1
03/25/37	2.045%	1,399,834	1,182,195

Washington Mutual Mortgage Pass-Through Certificates(d)(i) CMO Series 2007-OA3 Class 5A
04/25/47	1.936%	2,687,435	2,046,721
CMO Series 2007-OC2 Class A3
06/25/37	0.481%	5,856,825	4,680,054

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1(d)(i)
10/25/36	2.611%	2,764,506	2,538,610

Wells Fargo Mortgage-Backed Securities CMO Series 2006-AR2 Class 2A1(d)(i)
03/25/36	2.613%	3,123,634	3,112,324

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $215,985,405)			230,308,224

Commercial Mortgage-Backed Securities — Agency 2.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)(i) Series K043 Class A2
12/25/24	3.062%	9,685,000	10,074,628

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)(i) Series KF05 Class A
09/25/21	0.521%	11,821,184	11,821,178

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(i) Series KSCT Class A2
01/25/20	4.285%	2,585,000	2,863,893

Federal National Mortgage Association(d)(i) Series 2012-M12 Class 1A
08/25/22	2.840%	5,932,347	6,089,436
Series 2014-M12 Class FA
10/25/21	0.465%	8,623,624	8,663,249

Federal National Mortgage Association(i)
05/01/18	3.840%	2,110,000	2,250,387
07/01/20	3.950%	3,955,000	4,351,699
09/01/20	3.584%	5,412,590	5,833,245
11/01/20	3.375%	5,218,182	5,580,684
12/01/20	3.523%	5,476,254	5,877,833
12/01/20	3.763%	6,924,318	7,522,136
01/01/21	4.450%	5,590,811	6,225,532
04/01/21	4.250%	3,730,000	4,171,639
04/01/21	4.378%	5,681,637	6,345,204
05/01/21	4.540%	1,891,377	2,130,851
06/01/21	4.426%	6,859,532	7,607,100
10/01/22	2.646%	4,920,277	5,031,726

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $102,009,925)			102,440,420

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Series 2015-SFR1 Class E(b)(c)(i)
04/17/45	5.639%	619,000	620,196

Banc of America Commercial Mortgage Trust Series 2007-4 Class AM(d)(i)
02/10/51	5.821%	2,300,000	2,497,135

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4(d)(i)
09/10/47	5.153%	5,122,349	5,194,006

COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4(d)(i)
05/15/46	5.768%	2,389,354	2,585,771

Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AS(i)
04/10/46	3.422%	2,200,000	2,266,330

Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(i) Series 2005-CD1 Class A4
07/15/44	5.226%	770,670	778,022
Series 2007-CD4 Class AMFX
12/11/49	5.366%	2,725,000	2,849,167

Commercial Mortgage Trust(b)(d)(i) Series 2013-CR8 Class B
06/10/46	3.969%	5,500,000	5,801,395

Commercial Mortgage Trust(d)(i) Series 2014-LC17 Class B
10/10/47	4.490%	1,100,000	1,190,158

Commercial Mortgage Trust(i) Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,266,454
Series 2015-LC19 Class A4
02/10/48	3.183%	2,500,000	2,560,666

Credit Suisse Commercial Mortgage Trust(d)(i) Series 2007-C2 Class A1A
01/15/49	5.526%	5,303,435	5,604,480
Series 2007-C3 Class A4
06/15/39	5.699%	1,630,671	1,743,957

Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(b)(d)(i)
09/18/39	5.467%	1,220,225	1,266,967

DBRR Trust Series 2013-EZ2 Class A(b)(d)(i)
02/25/45	0.853%	672,517	678,133

DBUBS Mortgage Trust Series 2011-LC3A Class A2(i)
08/10/44	3.642%	8,075,000	8,305,259

FREMF Mortgage Trust(b)(d)(i) Series 2014-K714 Class B
01/25/47	3.856%	1,000,000	1,040,444
Series 2014-K717 Class B
11/25/47	3.630%	2,400,000	2,449,925

GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B(d)(i)
07/10/45	5.035%	720,000	727,835

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust(d)(i) Series 2007-GG10 Class AM
08/10/45	5.796%	6,270,000	6,459,674
Series 2014-GC24 Class B
09/10/47	4.507%	1,725,000	1,871,966

General Electric Capital Assurance Co.(b)(d)(i) Series 2003-1 Class A4
05/12/35	5.254%	217,453	219,763
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	1,895,121

Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(i)
03/10/39	5.444%	1,885,000	1,998,068

JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4(i)
02/15/48	3.179%	4,275,000	4,360,163

JPMorgan Chase Commercial Mortgage Securities Trust(b)(i) Series 2011-A3 Class C4
07/15/46	4.106%	8,745,000	9,355,795
Series 2011-C3 Class A3
02/15/46	4.388%	7,715,000	8,308,610

JPMorgan Chase Commercial Mortgage Securities Trust(d)(i) Series 2005-LDP3 Class ASB
08/15/42	4.893%	283,402	284,776
Series 2006-LDP6 Class ASB
04/15/43	5.490%	308,952	310,038

JPMorgan Chase Commercial Mortgage Securities Trust(i) Series 2005-CB12 Class A4
09/12/37	4.895%	4,572,771	4,600,655
Series 2006-LDP9 Class AM
05/15/47	5.372%	4,245,000	4,416,388

LB Commercial Mortgage Trust Series 2007-C3 Class AM(d)(i)
07/15/44	5.906%	1,415,000	1,539,707

LB-UBS Commercial Mortgage Trust(d)(i) Series 2006-C4 Class AM
06/15/38	5.858%	700,000	737,897

LB-UBS Commercial Mortgage Trust(i)
Series 2006-C1 Class A4
02/15/31	5.156%	1,155,141	1,178,265
Series 2007-C2 Class A3
02/15/40	5.430%	5,639,851	6,001,664

Merrill Lynch/Countrywide Commercial Mortgage Trust(d)(i) Series 2007-6 Class A4
03/12/51	5.485%	3,535,000	3,783,132
Series 2007-8 Class A3
08/12/49	5.886%	5,075,000	5,512,013

Morgan Stanley Bank of America Merrill Lynch Trust(i) Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,126,588
Series 2015-C21 Class A3
03/15/48	3.077%	2,025,000	2,046,749

Morgan Stanley Capital I Trust(d)(i) Series 2007-HQ12 Class A5
04/12/49	5.698%	5,000,000	5,001,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-IQ16 Class AM
12/12/49	6.084%	3,000,000	3,315,930

Morgan Stanley Capital I Trust(i) Series 2007-A2 Class IQ14
04/15/49	5.610%	7,069,424	7,101,760

Morgan Stanley Re-Remic Trust(b)(d)(i) Series 2009-GG10 Class A4A
08/12/45	5.796%	1,825,072	1,958,081
Series 2009-GG10 Class A4B
08/12/45	5.796%	1,770,000	1,901,129
Series 2010-GG10 Class A4A
08/15/45	5.796%	171,772	184,144
Series 2010-GG10 Class A4B
08/15/45	5.796%	1,410,000	1,514,427

ORES NPL LLC Series 2014-LV3 Class A(b)(i)
03/27/24	3.000%	1,647,125	1,647,125

Rialto Real Estate Fund LLC Series 2014-LT6 Class A(b)(i)
09/15/24	2.750%	943,404	943,511

Rialto Real Estate Fund LP(b)(i) Series 2013-LT3 Class A
06/20/28	2.500%	125,018	125,018
Series 2014-LT5 Class A
05/15/24	2.850%	398,688	398,688

TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(d)(i)
08/15/39	5.556%	31,117	31,243

UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS(i)
04/10/46	3.469%	800,000	813,688

UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS(b)(i)
01/10/45	5.154%	3,600,000	4,084,124

VFC LLC Series 2014-2 Class A(b)(i)
07/20/30	2.750%	462,121	462,130

WF-RBS Commercial Mortgage Trust(b)(i)
Series 2011-A3 Class C4
06/15/44	4.394%	6,491,000	7,022,204

WF-RBS Commercial Mortgage Trust(d)(i) Series 2014-C25 Class AS
11/15/47	3.984%	1,675,000	1,784,794

WF-RBS Commercial Mortgage Trust(i)
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,233,755
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,873,483
Series 2012-C7 Class A2
06/15/45	3.431%	3,995,000	4,223,578
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,963,267
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,500,846
Series 2014-C24 Class A5
11/15/47	3.607%	1,300,000	1,376,831

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust(d)(i) Series 2005-C20 Class A7
07/15/42	5.118%	2,708,344	2,718,468
Series 2006-C23 Class A4
01/15/45	5.418%	3,710,377	3,789,156

Wells Fargo Commercial Mortgage Trust(d)(i) Series 2013-LC12 Class A4
07/15/46	4.218%	5,090,000	5,649,402

Wells Fargo Commercial Mortgage Trust(i) Series 2015-C26 Class A4
02/15/48	3.166%	2,280,000	2,319,104

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $190,885,554)			189,370,348

Asset-Backed Securities — Agency 1.2%
Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	498,861	503,034
Series 2012-20G Class 1
07/01/32	2.380%	1,371,839	1,361,249
Series 2012-20I Class 1
09/01/32	2.200%	1,404,762	1,395,622
Series 2012-20J Class 1
10/01/32	2.180%	11,657,809	11,530,056
Series 2012-20L Class 1
12/01/32	1.930%	600,454	583,037
Series 2013-20A Class 1
01/01/33	2.130%	1,178,430	1,161,703
Series 2013-20B Class 1
02/01/33	2.210%	4,321,318	4,283,769
Series 2013-20C Class 1
03/01/33	2.220%	3,960,334	3,938,769
Series 2013-20D Class 1
04/01/33	2.080%	4,462,341	4,391,709
Series 2013-20E Class 1
05/01/33	2.070%	1,779,259	1,739,271
Series 2013-20F Class 1
06/01/33	2.450%	2,401,977	2,418,409
Series 2013-20L Class 1
12/01/33	3.380%	2,948,064	3,098,606
Series 2014-1 Class 20H
08/01/34	2.880%	5,515,540	5,620,556
Series 2014-20B Class 1
02/01/34	3.230%	1,450,802	1,506,657
Series 2014-20C Class 1
03/01/34	3.210%	1,632,444	1,699,763
Series 2014-20D Class 1
04/01/34	3.110%	4,142,754	4,280,003
Series 2014-20E Class 1
05/01/34	3.000%	2,845,389	2,945,106
Series 2014-20F Class 1
06/01/34	2.990%	1,980,739	2,052,577
Series 2014-20G Class 1
07/01/34	2.870%	1,617,266	1,650,638
Series 2014-20I Class 1
09/01/34	2.920%	365,000	374,811

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Asset-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-20K Class 1
11/01/34	2.800%	625,000	634,672
Series 2014-20L Class 1
12/01/34	2.700%	1,230,000	1,250,673

Total Asset-Backed Securities — Agency (Cost: $57,561,149)			58,420,690

Asset-Backed Securities — Non-Agency 9.5%
A Voce CLO Ltd.(b)(d)
Series 2014-1A Class A1B
07/15/26	1.713%	2,770,000	2,757,505
Series 2014-1A Class A2A
07/15/26	2.253%	2,625,000	2,578,443

ALM XII Ltd. Series 2015-12A Class A1(b)(d)(h)
04/16/27	1.807%	6,500,000	6,482,450

ARI Fleet Lease Trust(b)
Series 2014-A Class A2
11/15/22	0.810%	746,205	744,655

ARI Fleet Lease Trust(b)(d)
Series 2012-A Class A
03/15/20	0.723%	706,310	706,520

Academic Loan Funding Trust Series 2012-1A Class A2(b)(d)
12/27/44	1.271%	3,500,000	3,535,371

Access Group, Inc. Series 2005-2 Class A3(d)
11/22/24	0.442%	1,435,547	1,426,940

Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,196,992

Ally Master Owner Trust(d) Series 2014-2 Class A
01/16/18	0.543%	1,825,000	1,826,219

AmeriCredit Automobile Receivables Trust(d) Series 2014-2 Class A2B
10/10/17	0.451%	2,438,026	2,437,415
Series 2015-1 Class A2B
04/09/18	0.591%	9,640,000	9,640,000

American Express Credit Account Master Trust
Series 2013-3 Class A
05/15/19	0.980%	2,715,000	2,715,908
Series 2014-3 Class A
04/15/20	1.490%	1,175,000	1,180,005

Apidos CLO XVIII Series 2014-18A Class A1(b)(d)
07/22/26	1.669%	4,550,000	4,518,405

Ares XXX CLO Ltd. Series 2014-30A Class A2(b)(d)
04/20/23	1.107%	1,707,874	1,693,171

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2 Class A2B1(d)
10/25/35	0.371%	564,019	563,165

Ascentium Equipment Receivables Series 2015-1A Class A2(b)(c)
07/10/17	1.150%	1,345,000	1,344,979

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asset-Backed Funding Certificates Trust Series 2005-WF1 Class A2C(d)
12/25/34	0.481%	8,237,030	8,206,726

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-A4 Class HE1(d)
01/25/36	0.468%	3,230,000	2,874,597

BA Credit Card Trust Series 2014-A2 Class A(d)
09/16/19	0.443%	3,660,000	3,657,413

BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	2,605,000	2,606,164

Barclays Dryrock Issuance Trust(d)
Series 2014-1 Class A
12/16/19	0.533%	4,160,000	4,156,309
Series 2014-2 Class A
03/16/20	0.513%	3,990,000	3,983,282

Beacon Container Finance LLC Series 2012-1A Class A(b)
09/20/27	3.720%	2,276,255	2,313,795

Brazos Higher Education Authority Series 2005-1 Class 1A3(d)
09/26/22	0.365%	2,299,888	2,292,445

CIT Education Loan Trust Series 2007-1 Class B(b)(d)
06/25/42	0.555%	1,150,223	1,034,961

CWABS Asset-Backed Certificates Trust Series 2005-1 Class MV3(d)
07/25/35	0.648%	3,338,583	3,314,893

Cabela’s Credit Card Master Note Trust Series 2012-1A Class A2(b)(d)
02/18/20	0.703%	1,570,000	1,574,115

Cabela’s Master Credit Card Trust Series 2014-1 Class A(d)
03/16/20	0.523%	540,000	539,336

California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	570,327	570,110

Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	8,215,000	8,208,639

Carlyle Global Market Strategies CLO Series 2014-3A Class A1B(b)(d)
07/27/26	1.591%	3,700,000	3,690,961

Carlyle Global Market Strategies Series 2012-2AR Class A1R(b)(d)
07/20/23	1.557%	3,620,000	3,615,631

Carrington Mortgage Loan Trust Series 2006-NC3 Class A3(d)
08/25/36	0.321%	3,800,000	2,335,666

Chase Issuance Trust(d)
Series 2007-A5 Class A5
03/15/19	0.212%	8,025,000	7,983,575
Series 2012-A10 Class A10
12/16/19	0.433%	3,380,000	3,374,067

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	33

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-A3 Class A3
05/15/18	0.373%	5,225,000	5,226,260

Chesapeake Funding LLC(b)(d)
Series 2011-2A Class A
04/07/24	1.421%	1,805,412	1,819,206
Series 2012-1A Class A
11/07/23	0.921%	266,874	267,025
Series 2012-2A Class A
05/07/24	0.621%	688,368	688,585
Series 2013-1A Class A
01/07/25	0.621%	1,726,901	1,727,741

Citibank Credit Card Issuance Trust
Series 2013-A6 Class A6
09/07/18	1.320%	9,165,000	9,220,237
Series 2014-A8 Class A8
04/09/20	1.730%	4,900,000	4,928,644

Citibank Credit Card Issuance Trust(d)
Series 2013-A2 Class A2
05/24/20	0.452%	6,735,000	6,722,500

Countrywide Home Equity Loan Trust(d) Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	592,928	586,470
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	763,507	757,870

Credit-Based Asset Servicing and Securitization LLC(d)
Series 2005-CB7 Class AF3
11/25/35	4.080%	2,198,820	2,180,847
Series 2007-CB1 Class AF3
01/25/37	4.100%	5,091,777	2,741,912

Crown Castle Towers LLC(b)
01/15/37	5.495%	2,000,000	2,107,822

Dryden Senior Loan Fund Series 2014-33A Class B(b)(d)
07/15/26	2.227%	3,800,000	3,780,567

EFS Volunteer No. 2 LLC Series 2012-1 Class A2(b)(d)
03/25/36	1.518%	2,700,000	2,769,947

Education Loan Asset-Backed Trust I Series 2013-1 Class A2(b)(d)
04/26/32	0.968%	4,650,000	4,664,452

Educational Funding of the South, Inc. Series 2011-1 Class A2(d)
04/25/35	0.906%	5,707,733	5,691,449

Educational Services of America, Inc. Series 2012-2 Class A(b)(d)
04/25/39	0.901%	2,548,715	2,557,528

Enterprise Fleet Financing LLC Series 2015-1 Class A2(b)(c)
09/20/20	1.300%	3,000,000	2,999,499

First Franklin Mortgage Loan Trust(d)
Series 2006-FF18 Class A2D
12/25/37	0.381%	4,799,052	3,215,864
Series 2007-FF2 Class A2B
03/25/37	0.268%	6,872,838	4,349,097

Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	374,920	375,010

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-D Class A3
04/15/18	0.670%	3,915,000	3,911,657

Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	1,540,000	1,541,685

GE Business Loan Trust(b)(d)
Series 2004-1 Class A
05/15/32	0.463%	991,165	957,980
Series 2004-2A Class A
12/15/32	0.393%	755,965	737,747

GE Dealer Floorplan Master Note Trust(d)
Series 2014-1 Class A
07/20/19	0.554%	2,770,000	2,769,945
Series 2015-1 Class A
01/20/20	0.668%	15,550,000	15,550,000

GE Equipment Small Ticket LLC Series 2014-1A Class A2(b)
08/24/16	0.590%	1,160,000	1,159,981

GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	833,312	833,191

GFT Mortgage Loan Trust Series 2015-GFT1 Class A(b)(d)
01/25/55	3.721%	2,605,536	2,605,536

Global SC Finance II SRL Series 2014-A2 Class 1A(b)
07/17/29	3.090%	5,094,417	5,055,395

Goal Capital Funding Trust Series 2006-1 Class B(d)
08/25/42	0.712%	1,481,530	1,354,587

Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A(b)(d)
04/19/26	1.707%	5,500,000	5,480,761

HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2(b)
05/16/44	1.147%	1,525,000	1,520,158

HSBC Home Equity Loan Trust Series 2007-3 Class APT(d)
11/20/36	1.374%	4,029,423	4,013,128

Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B(d)
01/15/19	0.473%	10,785,000	10,784,996

Henderson Receivables LLC(b)
Series 2013-3A Class A
01/17/73	4.080%	2,806,401	3,037,197
Series 2014-2A Class A
01/17/73	3.610%	3,407,105	3,543,589

Hertz Fleet Lease Funding LP(b)(d)
Series 2013-3 Class A
12/10/27	0.722%	5,956,799	5,962,814
Series 2014-1 Class A
04/10/28	0.572%	3,625,000	3,625,000

Higher Education Funding I Series 2014-1 Class A(b)(d)
05/25/34	1.283%	4,018,599	4,057,853

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2012-3 Class A3
05/15/16	0.560%	23,462	23,472
Series 2013-4 Class A3
09/18/17	0.690%	835,000	834,552

Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(b)(d)
05/15/18	0.523%	3,370,000	3,370,251

Invitation Homes Trust Series 2014-SFR1 Class C(b)(d)
06/17/31	2.273%	1,750,000	1,749,997

JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4(d)
11/25/36	0.298%	1,919,512	1,911,343

MMAF Equipment Finance LLC Series 2014-AA Class A2(b)
04/10/17	0.520%	2,245,000	2,243,995

Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	4,730,000	4,733,507

Mid-State Capital Corp. Trust Series 2006-1 Class A(b)
10/15/40	5.787%	1,552,174	1,667,951

Mid-State Trust VII Series 7 Class A
10/15/36	6.340%	2,026,889	2,188,160

Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3(d)
07/20/43	1.224%	3,000,000	2,966,270

Mountain View Funding CLO Series 2007-3A Class A1(b)(d)
04/16/21	0.469%	5,560,945	5,540,886

Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3(d)
04/25/37	0.421%	7,509,000	6,243,178

Navient Student Loan Trust(d)
Series 2014-A Class 2
03/25/43	0.811%	8,988,674	8,947,623
Series 2014-A Class 3
03/25/43	0.791%	8,959,207	8,906,266
Series 2014-A Class 4
03/25/43	0.791%	4,111,220	4,086,885

Nelnet Student Loan Trust(b)(d)
Series 2012-5A Class A
10/27/36	0.771%	3,141,478	3,134,450
Series 2014-2A Class A1
06/25/21	0.451%	2,182,689	2,182,665
Series 2014-4A Class A2
11/25/43	1.121%	4,210,000	4,226,672

Nelnet Student Loan Trust(b)(h)
Series 2015-1A Class A
03/25/35	0.800%	9,970,000	9,970,000

Nelnet Student Loan Trust(d)
Series 2008-3 Class A4
11/25/24	1.912%	6,570,000	6,804,247

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York City Tax Liens Trust Series 2014-A Class A(b)
11/10/27	1.030%	611,427	610,897

Newcastle Mortgage Securities Trust Series 2006-1 Class A3(d)
03/25/36	0.351%	130,725	130,446

Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,700,000	1,701,673

Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	257,095	257,233

Nissan Auto Receivables Owner Trust Series 2015-A Class A1(d)
01/15/20	0.572%	6,655,000	6,654,997

OZLM VII Ltd.(b)(d)
Series 2014-7A Class A1B
07/17/26	1.747%	3,600,000	3,591,382
Series 2014-7A Class A2A
07/17/26	2.307%	2,025,000	2,006,016

Oak Hill Credit Partners X Ltd.(b)(d)
Series 2014-10A Class A
07/20/26	1.701%	3,355,000	3,350,283
Series 2014-10A Class B
07/20/26	2.357%	3,850,000	3,861,442

Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(b)(d)
11/14/26	1.556%	3,635,000	3,628,617

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF1 Class M2(d)
12/25/34	1.191%	1,605,798	1,607,298

Residential Asset Mortgage Products Trust Series 2006-RS3 Class A3(d)
05/25/36	0.371%	637,988	623,454

SG Mortgage Securities Trust Series 2005-OPT1 Class A3(d)
10/25/35	0.521%	2,107,145	2,055,509

SLC Student Loan Trust Series 2006-2 Class A5(d)
09/15/26	0.341%	4,000,000	3,931,192

SLM Private Education Loan Trust Series 2013-B Class A2B(b)(d)
06/17/30	1.272%	1,200,000	1,202,817

SLM Student Loan Trust(b)(d)
Series 2003-12 Class A5
09/15/22	0.521%	6,851,123	6,850,609

SLM Student Loan Trust(d)
Series 2004-8 Class B
01/25/40	0.716%	736,102	655,205
Series 2005-4 Class A3
01/25/27	0.376%	8,595,000	8,390,044
Series 2007-6 Class B
04/27/43	1.106%	1,064,327	956,769
Series 2008-2 Class B
01/25/29	1.456%	1,165,000	1,046,066

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	35

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-3 Class B
04/25/29	1.456%	1,165,000	1,048,346
Series 2008-4 Class A4
07/25/22	1.906%	4,250,000	4,460,009
Series 2008-4 Class B
04/25/29	2.106%	1,165,000	1,133,354
Series 2008-5 Class B
07/25/29	2.106%	1,165,000	1,133,328
Series 2008-6 Class B
07/25/29	2.106%	1,165,000	1,131,785
Series 2008-7 Class B
07/25/29	2.106%	1,165,000	1,128,800
Series 2008-8 Class B
10/25/29	2.506%	1,165,000	1,228,700
Series 2008-9 Class B
10/25/29	2.506%	1,165,000	1,227,828
Series 2011-1 Class A2
10/25/34	1.321%	3,285,000	3,401,407
Series 2012-7 Class A3
05/26/26	0.821%	4,000,000	3,996,022
Series 2013-A Class 2
09/25/26	0.621%	8,436,722	8,402,250
Series 2014-2 Class A1
07/25/19	0.421%	1,466,135	1,465,508

SMART Trust(b)
Series 2012-1USA Class A4A
12/14/17	2.010%	1,349,000	1,343,632

SMART Trust(d) Series 2013-1US Class A3B
09/14/16	0.622%	367,083	367,023

Santander Drive Auto Receivables Trust(c) Series 2015-1 Class D
04/15/21	3.240%	3,140,000	3,140,981

Santander Drive Auto Receivables Trust(d) Series 2014-2 Class A2B
07/17/17	0.493%	1,452,596	1,452,596
Series 2014-3 Class A2B
08/15/17	0.453%	1,257,252	1,257,252

Scholar Funding Trust Series 2011-A Class A(b)(d)
10/28/43	1.156%	1,211,901	1,218,359

Selene Non-Performing Loans LLC Series 2014-1A Class A(b)(d)
05/25/54	2.981%	723,020	715,713

Seneca Park CLO Ltd. Series 2014-1A Class B1(b)(d)
07/17/26	2.207%	1,075,000	1,064,913

SpringCastle America Funding LLC Series 2014-AA Class A(b)
05/25/23	2.700%	2,337,631	2,343,835

Springleaf Funding Trust Series 2015-AA Class A(b)
11/15/24	3.160%	2,520,000	2,533,387

Structured Asset Investment Loan Trust Series 2005-8 Class A4(d)
10/25/35	0.531%	3,358,875	3,290,599

Symphony CLO Ltd. Series 2014-14A Class B1(b)(d)
07/14/26	2.303%	2,040,000	2,027,552

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO V Ltd. Series 2007-5A Class A1(b)(d)
01/15/24	1.003%	3,525,208	3,495,762

TAL Advantage I LLC Series 2006-1A(b)(d)
04/20/21	0.363%	542,500	538,903

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	958,154	951,265

TCF Auto Receivables Owner Trust Series 2014-1A Class A2(b)
05/15/17	0.590%	2,288,390	2,288,214

Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(d)
06/25/54	3.125%	810,398	809,509

Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	3,510,000	3,499,704

WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3(d)
01/25/37	0.321%	6,464,967	3,787,242

Westlake Automobile Receivables Trust Series 2014-1A Class A2(b)
05/15/17	0.700%	1,007,287	1,006,163

World Financial Network Credit Card Master Trust Series 2014-A Class A(d)
12/15/19	0.553%	1,880,000	1,880,055

Total Asset-Backed Securities — Non-Agency
(Cost: $454,864,796)			463,176,875

Inflation-Indexed Bonds 2.6%
UNITED STATES 2.6%
U.S. Treasury Inflation-Indexed Bond
04/15/15	0.500%	2,709,350	2,697,119
04/15/16	0.125%	18,402,226	18,616,446
04/15/17	0.125%	16,658,223	16,962,752
04/15/19	0.125%	10,223,562	10,384,103
01/15/22	0.125%	6,226,020	6,280,012
01/15/24	0.625%	12,078,600	12,594,767
07/15/24	0.125%	16,513,192	16,526,088
01/15/25	0.250%	4,005,983	4,036,341
02/15/43	0.625%	5,659,221	5,577,870
02/15/44	1.375%	28,302,097	33,487,126

Total			127,162,624

Total Inflation-Indexed Bonds
(Cost: $124,546,413)			127,162,624

U.S. Treasury Obligations 16.4%
U.S. Treasury
05/31/16	1.750%	1,200,000	1,220,531
07/31/16	0.500%	74,275,000	74,356,257
08/31/16	0.500%	90,110,000	90,159,290
09/15/16	0.875%	22,580,000	22,714,080

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/30/16	0.500%	40,887,300	40,864,935
12/31/16	0.625%	3,000,000	3,003,282
04/30/17	0.875%	39,000,000	39,146,250
05/15/17	0.875%	15,835,000	15,891,911
06/15/17	0.875%	2,900,000	2,907,250
07/15/17	0.875%	2,000,000	2,004,218
02/15/18	1.000%	10,837,300	10,837,300
09/30/19	1.000%	4,000,000	3,918,436
10/31/19	1.250%	18,400,000	18,228,935
12/31/19	1.625%	4,200,000	4,225,595
01/31/21	2.125%	11,465,000	11,742,671
08/31/21	2.000%	500,000	506,719
01/31/22	1.500%	14,150,000	13,859,260
05/15/24	2.500%	500,000	521,640
08/15/24	2.375%	15,400,000	15,898,098
11/15/24	2.250%	137,500,000	140,400,425
02/15/25	2.000%	81,949,800	81,937,016
02/15/36	4.500%	2,700,000	3,639,092
05/15/43	2.875%	9,900,000	10,441,406
11/15/43	3.750%	13,500,000	16,692,534
05/15/44	3.375%	1,890,000	2,189,743
08/15/44	3.125%	3,150,000	3,489,362
11/15/44	3.000%	66,178,500	71,658,874

U.S. Treasury(c)
02/29/20	1.375%	48,030,000	47,729,812

U.S. Treasury(l)
01/31/20	1.250%	38,905,300	38,446,334

U.S. Treasury(m) STRIPS
05/15/43	0.000%	28,474,000	13,378,908

Total U.S. Treasury Obligations
(Cost: $792,552,894)			802,010,164

U.S. Government & Agency Obligations 1.6%
Federal Farm Credit Banks
10/22/25	2.730%	3,855,000	3,766,589

Federal Home Loan Banks(d)
05/26/28	0.750%	8,870,000	8,880,844

Federal National Mortgage Association
02/12/18	8.950%	9,612,000	11,729,658

Federal National Mortgage Association(c)
04/10/44	4.500%	11,125,000	12,075,665

Residual Funding Corp.(m)
07/15/20	0.000%	16,812,000	15,155,396
STRIPS
10/15/19	0.000%	17,574,000	16,200,346
10/15/20	0.000%	4,625,000	4,147,894
01/15/21	0.000%	5,236,000	4,644,211

Total U.S. Government & Agency Obligations
(Cost: $76,060,941)			76,600,603

Foreign Government Obligations(a)(n) 1.5%
ARGENTINA —%
Argentina Boden Bonds
10/03/15	7.000%	200,000	204,900

Foreign Government Obligations(a)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
City of Buenos Aires(b)
02/19/21	8.950%	200,000	208,000

Provincia de Buenos Aires
01/26/21	10.875%	400,000	405,000

Total			817,900

ARMENIA —%
Republic of Armenia(b)
09/30/20	6.000%	200,000	194,000

AZERBAIJAN —%
Republic of Azerbaijan International Bond
03/18/24	4.750%	200,000	202,048

BAHRAIN —%
Bahrain Government International Bond(b)
09/19/44	6.000%	200,000	198,000

BRAZIL 0.2%
Brazilian Government International Bond
01/17/17	6.000%	4,000,000	4,290,000
01/05/23	2.625%	200,000	176,500
01/07/25	4.250%	200,000	193,000
01/20/34	8.250%	773,000	999,103
01/07/41	5.625%	1,638,000	1,639,441
01/27/45	5.000%	300,000	271,200

Caixa Economica Federal
11/07/22	3.500%	200,000	173,000

Petrobras Global Finance BV
05/20/23	4.375%	2,100,000	1,728,510
01/27/41	6.750%	1,820,000	1,555,281

Total			11,026,035

CHILE —%
Chile Government International Bond
10/30/22	2.250%	730,000	726,350

Codelco(b)
07/17/22	3.000%	200,000	198,014

Empresa Nacional del Petroleo(b)
08/10/20	5.250%	100,000	108,693

Total			1,033,057

CHINA —%
Bank of China Ltd.
11/13/24	5.000%	200,000	211,479

COLOMBIA 0.1%
Colombia Government International Bond
07/12/21	4.375%	200,000	213,500
01/18/41	6.125%	2,631,000	3,206,662

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	37

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Foreign Government Obligations(a)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Corporación Andina de Fomento
06/04/19	8.125%		1,400,000	1,716,495
06/15/22	4.375%		400,000	434,758

Total				5,571,415

CROATIA 0.1%
Croatia Government International Bond
01/26/24	6.000%		300,000	334,125

Croatia Government International Bond(b)
01/26/24	6.000%		1,500,000	1,670,625

Total				2,004,750

DENMARK 0.1%
Danske Bank A/S(b)(d)
12/31/49	5.750%	EUR	4,044,000	4,628,329

DOMINICAN REPUBLIC —%
Dominican Republic International Bond
05/06/21	7.500%		100,000	112,750

EGYPT —%
Egypt Government International Bond
04/30/40	6.875%		150,000	149,805

EL SALVADOR —%
El Salvador Government International Bond(b)
01/18/27	6.375%		215,000	218,494

FRANCE 0.2%
Electricite de France SA(b)
01/27/40	5.600%		1,500,000	1,839,703

Electricite de France SA(b)(d)
12/31/49	5.250%		3,541,000	3,753,460

Electricite de France(b)(d)
12/31/49	5.625%		2,700,000	2,925,450

Total				8,518,613

GHANA —%
Republic of Ghana
10/04/17	8.500%		220,000	228,965

HUNGARY —%
Hungary Government International Bond
02/19/18	4.125%		70,000	73,455
03/29/21	6.375%		546,000	638,547

Total				712,002

INDONESIA —%
Indonesia Government International Bond
01/17/18	6.875%		100,000	113,250
03/04/19	11.625%		200,000	268,250

Foreign Government Obligations(a)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/17/23	5.375%	200,000	226,250

Total			607,750

KAZAKHSTAN —%
KazMunayGas National Co. JSC
04/30/23	4.400%	200,000	179,500

KENYA —%
Kenya Government International Bond(b)
06/24/19	5.875%	400,000	409,000
06/24/24	6.875%	200,000	210,200

Total			619,200

MEXICO 0.3%
Mexico Government International Bond
03/15/22	3.625%	2,380,000	2,481,150
01/30/25	3.600%	200,000	206,000
03/08/44	4.750%	5,120,000	5,452,093

Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,755,363

Petroleos Mexicanos
07/18/18	3.500%	55,000	56,837
05/03/19	8.000%	300,000	360,300

Petroleos Mexicanos(b)
01/23/26	4.500%	300,000	307,214

Total			15,618,957

PAKISTAN —%
Pakistan Government International Bond(b)
12/03/19	6.750%	200,000	200,500

PERU —%
Peruvian Government International Bond
07/21/25	7.350%	150,000	204,563

QATAR —%
Nakilat, Inc.(b)
12/31/33	6.067%	1,371,000	1,596,296

RUSSIAN FEDERATION 0.1%
Gazprom Neft OAO Via GPN Capital SA(b)
11/27/23	6.000%	200,000	164,000

Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
07/25/18	5.100%	200,000	171,500

Russian Foreign Bond — Eurobond
04/04/22	4.500%	1,400,000	1,255,948

Russian Foreign Bond — Eurobond(d)
03/31/30	7.500%	720,500	771,692

VTB Bank OJSC/Capital SA(b)
10/17/22	6.950%	200,000	151,256

Total			2,514,396

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Foreign Government Obligations(a)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SOUTH AFRICA —%
Eskom Holdings SOC Ltd.(b)
02/11/25	7.125%	200,000	208,446

SRI LANKA —%
Sri Lanka Government International Bond
10/04/20	6.250%	180,000	187,650

SUPRA-NATIONAL —%
African Export-Import Bank
07/27/16	5.750%	200,000	207,900

TURKEY 0.1%
Export Credit Bank of Turkey(b)
09/23/21	5.000%	200,000	201,750

Turkey Government International Bond
01/14/41	6.000%	2,360,000	2,702,200

Turkiye Halk Bankasi AS(b)
02/11/21	4.750%	200,000	197,000

Total			3,100,950

UNITED ARAB EMIRATES —%
DP World Ltd.(b)
07/02/37	6.850%	100,000	116,772

Emirate of Dubai Government Bonds
01/30/43	5.250%	200,000	190,000

Total			306,772

UNITED KINGDOM 0.1%
Lloyds Banking Group PLC(d)
12/31/49	7.500%	5,716,000	5,987,510

VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	3,000,000	1,977,300

Venezuela Government International Bond
04/21/25	7.650%	350,000	126,000
03/31/38	7.000%	530,000	186,825

Total			2,290,125

VIETNAM 0.1%
Vietnam Government International Bond(b)
11/19/24	4.800%	2,000,000	2,100,000

VIRGIN ISLANDS —%
Franshion Brilliant Ltd.
03/19/19	5.750%	200,000	210,500

Total Foreign Government Obligations
(Cost: $73,013,910)			71,968,657

Municipal Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds-Taxable Series 2009
07/01/34	5.750%	655,000	836,710

State of California Unlimited General Obligation Bonds Build America Bonds Series 2010
11/01/21	5.700%	350,000	415,317
03/01/40	7.625%	800,000	1,266,032
Taxable-Various Purpose Series 2010
03/01/19	6.200%	2,700,000	3,145,743

Total			5,663,802

FLORIDA —%
State Board of Administration Finance Corp. Revenue Bonds Series 2013A
07/01/16	1.298%	1,290,000	1,297,018

ILLINOIS 0.3%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	425,000	554,523

State of Illinois Revenue Bonds Taxable Sales Tax Series 2013
06/15/28	3.350%	2,500,000	2,504,175
Unlimited General Obligation Bonds Build America Bonds Series 2010
07/01/21	6.200%	1,000,000	1,114,710
Taxable Build America Bonds Series 2010
02/01/35	6.630%	4,265,000	4,795,992
Taxable Pension Series 2003
06/01/18	4.350%	4,000,000	4,176,560
06/01/33	5.100%	1,500,000	1,516,890

Total			14,662,850

KENTUCKY 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	4,846,695	4,981,773

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	39

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	2,650,000	2,766,759

OHIO 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	2,160,000	2,395,181

PUERTO RICO —%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(o)
07/01/35	8.000%	760,000	633,665

Puerto Rico Sales Tax Financing Corp.(o) Revenue Bonds 1st Subordinated Series 2009A-1
08/01/43	5.250%	705,000	456,502
1st Subordinated Series 2009B
08/01/44	6.500%	285,000	208,144
1st Subordinated Series 2010C
08/01/41	5.250%	1,600,000	1,039,952

Total			2,338,263

TEXAS 0.1%
City of Houston Refunding Limited General Obligation Bonds Taxable Pension Obligation Series 2009A
03/01/32	6.290%	4,110,000	5,181,066

Total Municipal Bonds
(Cost: $37,922,646)			39,286,712

Preferred Debt 0.7%
BANKING 0.6%
Citigroup Capital XIII(d)
10/30/40	7.875%	493,645	13,111,211

HSBC Holdings PLC
12/31/49	8.000%	46,285	1,217,296

M&T Bank Corp.(d)
12/31/49	6.375%	2,703	3,038,172
12/31/49	6.375%	435	444,788

PNC Financial Services Group, Inc. (The)(d)
12/31/49	6.125%	63,880	1,817,386

State Street Corp.(d)
12/31/49	5.900%	49,555	1,326,587

U.S. Bancorp(d)
12/31/49	6.500%	132,250	3,945,017

Wells Fargo & Co.(d)
12/31/49	5.850%	135,760	3,508,038

Total			28,408,495

Preferred Debt (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BROKERAGE/ASSET MANAGERS/EXCHANGES —%
Merrill Lynch Capital Trust I(d)
12/15/66	6.450%	40,000	1,029,600

BUILDING MATERIALS 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	60,250	1,572,525

PROPERTY & CASUALTY —%
Allstate Corp. (The)(d)
01/15/53	5.100%	58,605	1,557,135

Total Preferred Debt
(Cost: $32,126,825)			32,567,755

Senior Loans 0.4%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CHEMICALS —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(d)(p)
02/01/20	3.750%	88,503	87,793

CONSTRUCTION MACHINERY —%
North American Lifting Holdings, Inc. 1st Lien Term Loan(d)(p)
11/27/20	5.500%	1,485,564	1,381,574

ELECTRIC 0.1%
Calpine Corp. Term Loan(d)(p)
04/01/18	4.000%	2,973,017	2,973,404

ENVIRONMENTAL —%
STI Infrastructure SARL Term Loan(d)(p)
08/22/20	6.250%	987,500	962,813

GAMING 0.1%
Golden Nugget, Inc.(d)(p) Term Loan
11/21/19	5.500%	297,000	298,485
11/21/19	5.500%	693,000	696,465

Twin River Management Group, Inc. Term Loan(d)(p)
07/10/20	5.250%	1,461,250	1,463,968

Total			2,458,918

HEALTH CARE —%
American Renal Holdings, Inc. 2nd Lien Term Loan(d)(p)
03/20/20	8.500%	90,000	88,763

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc. Tranche D Term Loan(d)(p)
01/27/21	4.250%	42,570	42,652

ConvaTec, Inc. Term Loan(d)(p)
12/22/16	4.000%	39,954	39,904

U.S. Renal Care, Inc.(d)(p) 1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	289,517	288,309
2nd Lien Term Loan
01/03/20	10.250%	193,000	193,483

United Surgical Partners International, Inc. Tranche B Term Loan(d)(p)
04/03/19	4.750%	73,033	73,033

Total			726,144

INDEPENDENT ENERGY 0.1%
EMG Utica LLC Term Loan(d)(p)
03/27/20	4.750%	1,500,000	1,368,750

MEG Energy Corp. Term Loan(d)(p)
03/31/20	3.750%	1,480,924	1,422,620

Total			2,791,370

LODGING —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(d)(p)
12/27/20	6.250%	36,000	36,090

METALS —%
Murray Energy Corp. Term Loan(d)(p)
12/05/19	5.250%	1,488,750	1,420,699

MIDSTREAM —%
Power Buyer LLC(d)(p) 1st Lien Term Loan
05/06/20	4.250%	70,283	69,229
05/06/20	4.250%	1,316,258	1,296,514

Total			1,365,743

OIL FIELD SERVICES —%
Drillships Ocean Ventures, Inc. Term Loan(d)(p)
07/25/21	5.500%	1,492,500	1,245,312

OTHER INDUSTRY —%
Gim Channelview Cogen LLC Tranche B Term Loan(d)(p)
05/08/20	4.250%	878,333	873,942

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
RETAILERS —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(d)(p)
08/21/20	5.750%	148,000	149,388

TECHNOLOGY 0.1%
Applied Systems, Inc.(d)(p)
1st Lien Term Loan
01/25/21	4.250%	12,870	12,830
2nd Lien Term Loan
01/24/22	7.500%	15,000	14,865

First Data Corp. Term Loan(d)(p)
09/24/18	3.755%	1,500,000	1,498,590

Riverbed Technology, Inc. Tranche B Term Loan(c)(d)(p)
02/25/22	0.000%	177,451	178,782

TIBCO Software, Inc. Term Loan(c)(d)(p)
12/04/20	6.500%	158,000	157,358

eResearch Technology, Inc. Term Loan(d)(p)
05/02/18	6.000%	1,209,731	1,205,194

Total			3,067,619

TRANSPORTATION SERVICES —%
OSG International, Inc. Term Loan(d)(p)
08/05/19	5.750%	1,492,500	1,486,903

WIRELINES —%
Level 3 Financing, Inc. Tranche B-3 Term Loan(d)(p)
08/01/19	4.000%	1,500,000	1,498,935

Total Senior Loans
(Cost: $23,192,474)			22,526,647

Common Stocks —%
Issuer		Shares	Value ($)
ENERGY —%
Oil, Gas & Consumable Fuels —%

Lone Pine Resources Canada Ltd.(g)(h)(q)		3,118	2,900

Lone Pine Resources, Inc., Class A(f)(g)(h)(q)		3,118	—

Total			2,900

Total Energy			2,900

Total Common Stocks
(Cost: $7,499)			2,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	41

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Treasury Bills 0.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
UNITED STATES 0.8%
U.S. Treasury Bills
03/05/15	0.010%	197,000	197,000
03/12/15	0.020%	1,010,000	1,009,994
03/19/15	0.010%	140,000	139,999
04/02/15	0.010%	36,750,000	36,749,827

Total			38,096,820

Total Treasury Bills
(Cost: $38,096,486)			38,096,820

Fixed-Income Funds 0.3%
		Shares	Value ($)
INVESTMENT GRADE 0.3%
Columbia Mortgage Opportunities Fund, Class I Shares(r)		1,586,308	15,799,625

Total Fixed-Income Funds
(Cost: $15,929,920)			15,799,625

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(r)(s)	321,567,178	321,567,178

Total Money Market Funds
(Cost: $321,567,178)		321,567,178

Total Investments
(Cost: $5,131,156,320)		5,226,420,162

Other Assets & Liabilities, Net		(345,359,452)

Net Assets		4,881,060,710

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 28, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

UBS Securities	3/30/2015	7,246,000 EUR	8,265,150 USD	153,645	—

Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, securities totaling $5,521,439 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO 90 DAY	85	USD	20,906,810	12/2016	115,593	—
US 2YR NOTE	466	USD	101,857,409	06/2015	78,198	—
US 5YR NOTE	260	USD	31,013,125	06/2015	92,480	—
US 10YR NOTE	64	USD	8,179,000	06/2015	68,872	—
US 10YR NOTE	6	USD	766,781	06/2015	—	(292)
US ULTRA T-BOND	501	USD	84,308,907	06/2015	1,618,587	—

Total			247,032,032		1,973,730	(292)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO 90 DAY	(85)	USD	(20,797,375)	12/2017	—	(161,692)
EURO-BOBL	(59)	EUR	(8,661,023)	03/2015	—	(111,853)
US 10YR NOTE	(2,123)	USD	(271,312,776)	06/2015	—	(2,121,714)
US LONG BOND	(43)	USD	(6,959,281)	06/2015	10,655	—
US ULTRA T-BOND	(16)	USD	(2,692,500)	06/2015	5,965	—

Total			(310,422,955)		16,620	(2,395,259)

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, securities totaling $1,280,000 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $1,270,000 were received from broker as collateral to cover open credit default swap contracts.

At February 28, 2015, securities totaling $6,578,430 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Goldman Sachs Group, Inc.	12/20/2019	1.000	4,590,000	(39,772)	18,766	(8,670)	—	(29,676)

Barclays	Toll Brothers, Inc.	9/20/2019	1.000	3,390,000	21,286	(89,037)	(6,404)	—	(74,155)

Citibank	Campbell Soup Co.	12/20/2019	1.000	1,770,000	(31,461)	32,589	(3,343)	—	(2,215)

Citibank	Campbell Soup Co.	3/20/2020	1.000	4,645,000	(78,023)	73,833	(8,773)	—	(12,963)

Citibank	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	3,710,000	435,581	(257,297)	(7,008)	171,276	—

Citibank	D.R. Horton, Inc.	3/20/2020	1.000	4,180,000	94,173	(119,842)	(7,895)	—	(33,564)

Citibank	Marriott International, Inc.	12/20/2019	1.000	1,105,000	(31,696)	25,096	(2,087)	—	(8,687)

Citibank	Marriott International, Inc.	12/20/2019	1.000	5,485,000	(157,332)	139,579	(10,361)	—	(28,114)

Citibank	McDonald’s Corp.	12/20/2019	1.000	3,430,000	(98,980)	117,042	(6,478)	11,584	—

Citibank	Morgan Stanley	12/20/2019	1.000	6,760,000	(87,236)	61,798	(12,769)	—	(38,207)

Citibank	Nordstrom, Inc.	3/20/2020	1.000	1,955,000	(56,507)	55,305	(3,692)	—	(4,894)

Citibank	Safeway, Inc.	12/20/2019	1.000	2,845,000	230,143	(338,368)	(5,374)	—	(113,599)

Citibank	Safeway, Inc.	12/20/2019	1.000	1,685,000	136,306	(184,510)	(3,182)	—	(51,386)

Goldman Sachs International	Bank of America Corp.	12/20/2019	1.000	11,455,000	(195,097)	143,119	(21,638)	—	(73,616)

Goldman Sachs International	Barclays Bank, PLC	12/20/2019	1.000	8,270,000	(231,471)	177,116	(15,622)	—	(69,977)

Goldman Sachs International	Beazer Homes USA, Inc.	12/20/2019	5.000	2,780,000	(73,609)	48,044	(26,255)	—	(51,820)

Goldman Sachs International	Cardinal Health, Inc.	3/20/2020	1.000	1,770,000	(67,622)	64,085	(3,343)	—	(6,880)

Goldman Sachs International	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	3,710,000	435,581	(255,582)	(7,007)	172,992	—

Goldman Sachs International	Citigroup, Inc.	12/20/2019	1.000	6,265,000	(73,456)	51,040	(11,834)	—	(34,250)

Goldman Sachs International	Citigroup, Inc.	3/20/2020	1.000	6,240,000	(67,867)	59,770	(11,786)	—	(19,883)

Goldman Sachs International	Costco Wholesale Corp.	3/20/2020	1.000	1,770,000	(71,808)	67,668	(3,344)	—	(7,484)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	43

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2015 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	13,205,000	(506,834)	427,850	(24,943)	—	(103,927)

Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	4,410,000	(169,265)	148,361	(8,330)	—	(29,234)

Goldman Sachs International	McDonald’s Corp.	12/20/2019	1.000	6,205,000	(179,058)	175,990	(11,721)	—	(14,789)

Goldman Sachs International	McDonald’s Corp.	3/20/2020	1.000	4,675,000	(136,386)	123,036	(8,831)	—	(22,181)

Goldman Sachs International	Nucor Corp.	12/20/2019	1.000	4,415,000	(71,749)	81,258	(8,339)	1,170	—

Goldman Sachs International	Safeway, Inc.	12/20/2019	1.000	1,725,000	139,542	(223,385)	(3,258)	—	(87,101)

Goldman Sachs International	Textron, Inc.	12/20/2019	1.000	6,840,000	(76,161)	33,958	(12,921)	—	(55,124)

Goldman Sachs International	Toll Brothers, Inc.	3/20/2020	1.000	7,125,000	120,137	(120,137)	(13,458)	—	(13,458)

JPMorgan	Barclays Bank, PLC	12/20/2019	1.000	1,000,000	2,702	(20,731)	(1,889)	—	(19,918)

JPMorgan	Baxter International, Inc.	3/20/2020	1.000	1,770,000	(65,005)	65,875	(3,344)	—	(2,474)

JPMorgan	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	5,380,000	631,651	(373,115)	(10,162)	248,374	—

JPMorgan	D.R. Horton, Inc.	12/20/2019	1.000	12,205,000	223,971	(635,242)	(23,054)	—	(434,325)

JPMorgan	Humana, Inc.	3/20/2020	1.000	1,955,000	(40,683)	40,683	(3,693)	—	(3,693)

JPMorgan	L Brands, Inc.	9/20/2019	1.000	6,915,000	37,846	(159,216)	(13,061)	—	(134,431)

JPMorgan	McDonald’s Corp.	12/20/2019	1.000	1,770,000	(51,077)	49,211	(3,343)	—	(5,209)

JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	12/20/2019	1.000	3,540,000	(51,609)	55,262	(6,687)	—	(3,034)

JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	3/20/2020	1.000	1,955,000	(27,278)	27,278	(3,693)	—	(3,693)

JPMorgan	WellPoint, Inc.	9/20/2019	1.000	1,835,000	(49,606)	44,664	(3,466)	—	(8,408)

Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	94,500,781	(1,385,119)	—	(756,419)	—	(2,141,538)

Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	98,747,916	(283,237)	—	(186,523)	—	(469,760)

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2015 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2019	1.000	735,000	(6,369)	3,334	(1,389)	—	(4,424)

Morgan Stanley	Goldman Sachs Group, Inc.	3/20/2020	1.000	9,935,000	(75,747)	64,061	(18,766)	—	(30,452)

Morgan Stanley	Textron, Inc.	3/20/2020	1.000	1,930,000	(18,477)	24,207	(3,646)	2,084	—

Total								607,480	(4,248,543)

*	Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, securities totaling $2,192,810 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.883	2/23/2017	USD	79,480,000	(196)	—	(39,534)

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.191	12/16/2017	USD	71,681,000	(199)	—	(216,965)

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.014	1/30/2018	USD	53,560,000	(130)	237,991	—

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.692	2/23/2020	USD	32,542,081	(146)	84,987	—

Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.738	12/16/2044	USD	9,750,774	(204)	593,116	—

Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.215	1/30/2045	USD	6,814,814	(119)	—	(395,300)

Total								916,094	(651,799)

*	Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $661,055,304 or 13.54% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)	Variable rate security.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2015, the value of these securities amounted to $44,303, which represents less than 0.01% of net assets.

(f)	Negligible market value.

(g)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $3,234,834, which represents 0.07% of net assets. Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
General Cable Corp. 10/01/22 5.750%	09/20/12	150,000

Lone Pine Resources Canada Ltd. 02/15/17 10.375%	2/5/2014	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	45

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Lone Pine Resources Canada Ltd.	2/5/2014	7,499

Lone Pine Resources, Inc., Class A	2/5/2014	—

RALI Trust CMO IO Series 2006-QS18 Class 1AV 12/25/36 0.410%	5/4/2012	1,123,628

RALI Trust CMO IO Series 2006-QS9 Class 1AV 07/25/36 0.616%	5/9/2012	887,380

RALI Trust CMO IO Series 2007-QS1 Class 2AV 01/25/37 0.170%	5/7/2012	517,866

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $26,414,650, which represents 0.54% of net assets.

(i)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(m)	Zero coupon bond.

(n)	Principal and interest may not be guaranteed by the government.

(o)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2015, the value of these securities amounted to $2,338,263 or 0.05% of net assets.

(p)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(q)	Non-income producing.

(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	—	15,929,920	—	15,929,920	68,959	121,481	15,799,625

Columbia Short-Term Cash Fund	321,626,587	808,496,424	(808,555,833)	321,567,178	—	177,628	321,567,178

Total	321,626,587	824,426,344	(808,555,833)	337,497,098	68,959	299,109	337,366,803

(s)	The rate shown is the seven-day current annualized yield at February 28, 2015.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
EUR	Euro
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	47

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Airlines	—	25,409,378	7,226,694	32,636,072

All Other Industries	—	1,600,760,442	—	1,600,760,442

Residential Mortgage-Backed Securities — Agency	—	1,001,717,406	—	1,001,717,406

Residential Mortgage-Backed Securities — Non-Agency	—	214,726,342	15,581,882	230,308,224

Commercial Mortgage-Backed Securities — Agency	—	92,365,792	10,074,628	102,440,420

Commercial Mortgage-Backed Securities — Non-Agency	—	188,567,198	803,150	189,370,348

Asset-Backed Securities — Agency	—	58,420,690	—	58,420,690

Asset-Backed Securities — Non-Agency	—	444,118,889	19,057,986	463,176,875

Inflation-Indexed Bonds	—	127,162,624	—	127,162,624

U.S. Treasury Obligations	788,631,256	13,378,908	—	802,010,164

U.S. Government & Agency Obligations	—	76,600,603	—	76,600,603

Foreign Government Obligations	—	71,968,657	—	71,968,657

Municipal Bonds	—	39,286,712	—	39,286,712

Preferred Debt	32,567,755	—	—	32,567,755

Total Bonds	821,199,011	3,954,483,641	52,744,340	4,828,426,992

Equity Securities

Common Stocks

Energy	—	—	2,900	2,900

Total Equity Securities	—	—	2,900	2,900

Short-Term Securities

Treasury Bills	38,096,820	—	—	38,096,820

Total Short-Term Securities	38,096,820	—	—	38,096,820

Other

Senior Loans

Environmental	—	—	962,813	962,813

Health Care	—	532,661	193,483	726,144

Lodging	—	—	36,090	36,090

Midstream	—	—	1,365,743	1,365,743

Other Industry	—	—	873,942	873,942

Transportation Services	—	—	1,486,903	1,486,903

All Other Industries	—	17,075,012	—	17,075,012

Total Other	—	17,607,673	4,918,974	22,526,647

Mutual Funds

Fixed-Income Funds	15,799,625	—	—	15,799,625

Money Market Funds	321,567,178	—	—	321,567,178

Total Mutual Funds	337,366,803	—	—	337,366,803

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	1,196,662,634	3,972,091,314	57,666,214	5,226,420,162

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	153,645	—	153,645

Futures Contracts	1,990,350	—	—	1,990,350

Swap Contracts	—	1,523,574	—	1,523,574

Liabilities

Futures Contracts	(2,395,551)	—	—	(2,395,551)

Swap Contracts	—	(4,900,342)	—	(4,900,342)

Total	1,196,257,433	3,968,868,191	57,666,214	5,222,791,838

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Resi dential Mortgage- Backed Secu rities — Non-Agency ($)	Commercial Mortgage- Backed Secu rities — Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset- Backed Secu rities — Non-Agency ($)	Common Stocks ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2014	8,012,862	13,319,708	—	4,629,272	3,700,000	5,862	394,137	30,061,841

Increase (decrease) in accrued discounts/premiums	(54,644)	(8,657)	—	—	—	—	(1,377)	(64,678)

Realized gain (loss)	(41,404)	(84,124)	—	2,406	—	—	5,289	(117,833)

Change in unrealized appreciation (depreciation)(a)	(61,426)	67,927	99,708	6,957	—	(2,962)	(33,578)	76,626

Sales	(628,694)	(3,499,074)	—	(3,835,485)	(44,464)	—	(678,096)	(8,685,813)

Purchases	—	9,959,300	9,974,920	—	19,102,450	—	—	39,036,670

Transfers into Level 3	—	—	—	—	—	—	5,232,599	5,232,599

Transfers out of Level 3	—	(4,173,198)	—	—	(3,700,000)	—	—	(7,873,198)

Balance as of February 28, 2015	7,226,694	15,581,882	10,074,628	803,150	19,057,986	2,900	4,918,974	57,666,214

(a)	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2015 was $103,078, which is comprised of Corporate Bonds & Notes of $(61,426), Residential Mortgage-Backed Securities — Non-Agency of $78,173, Commercial Mortgage-Backed Securities — Agency of $99,707, Commercial Mortgage-Backed Securities — Non-Agency of $7,311, Common Stocks of $(2,962) and Senior Loans of $(17,725).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	49

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Certain corporate bonds, senior loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,793,659,222)	$4,889,053,359
Affiliated issuers (identified cost $337,497,098)	337,366,803

Total investments (identified cost $5,131,156,320)	5,226,420,162
Foreign currency (identified cost $95,589)	87,879
Unrealized appreciation on forward foreign currency exchange contracts	153,645
Unrealized appreciation on swap contracts	607,480
Premiums paid on outstanding swap contracts	2,777,456
Receivable for:
Investments sold	139,209,678
Investments sold on a delayed delivery basis	118,579,598
Capital shares sold	17,132,642
Dividends	121,114
Interest	28,151,015
Reclaims	43,106
Variation margin	434,105
Prepaid expenses	17,139
Trustees’ deferred compensation plan	41,645
Other assets	32,538

Total assets	5,533,809,202

Liabilities
Disbursements in excess of cash	180,372
Unrealized depreciation on swap contracts	1,637,245
Premiums received on outstanding swap contracts	2,499,878
Payable for:
Investments purchased	101,297,001
Investments purchased on a delayed delivery basis	527,119,108
Capital shares purchased	11,131,949
Dividend distributions to shareholders	6,724,939
Variation margin	1,610,612
Investment management fees	54,626
Distribution and/or service fees	33,361
Transfer agent fees	272,715
Administration fees	7,691
Compensation of board members	2,352
Chief compliance officer expenses	343
Other expenses	131,240
Trustees’ deferred compensation plan	41,645
Other liabilities	3,415

Total liabilities	652,748,492

Net assets applicable to outstanding capital stock	$4,881,060,710

Represented by
Paid-in capital	$4,773,247,716
Undistributed net investment income	406,331
Accumulated net realized gain	15,788,650
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	95,394,137
Investments — affiliated issuers	(130,295)
Foreign currency translations	(17,505)
Forward foreign currency exchange contracts	153,645
Futures contracts	(405,201)
Swap contracts	(3,376,768)

Total — representing net assets applicable to outstanding capital stock	$4,881,060,710

Class A
Net assets	$4,881,060,710
Shares outstanding	475,641,220
Net asset value per share	$10.26

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	51

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$979,765

Dividends — affiliated issuers	299,109

Interest	60,722,875

Total income	62,001,749

Expenses:

Investment management fees	9,521,381

Distribution and/or service fees

Class A	5,795,041

Transfer agent fees

Class A	1,544,009

Administration fees	1,345,995

Compensation of board members	58,200

Custodian fees	54,347

Printing and postage fees	120,008

Registration fees	62,077

Professional fees	78,126

Chief compliance officer expenses	1,146

Other	38,337

Total expenses	18,618,667

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(8,368)

Total net expenses	18,610,299

Net investment income	43,391,450

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	34,930,031

Capital gain distributions from underlying affiliated funds	68,959

Foreign currency translations	(32,290)

Forward foreign currency exchange contracts	1,328,061

Futures contracts	(4,797,560)

Swap contracts	(2,314,935)

Net realized gain	29,182,266

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(884,642)

Investments — affiliated issuers	(130,295)

Foreign currency translations	(14,617)

Forward foreign currency exchange contracts	55,531

Futures contracts	1,581,301

Swap contracts	(852,578)

Net change in unrealized depreciation	(245,300)

Net realized and unrealized gain	28,936,966

Net increase in net assets resulting from operations	$72,328,416

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations

Net investment income	$43,391,450	$86,262,083

Net realized gain (loss)	29,182,266	(5,117,692)

Net change in unrealized appreciation (depreciation)	(245,300)	156,981,309

Net increase in net assets resulting from operations	72,328,416	238,125,700

Distributions to shareholders

Net investment income

Class A	(49,826,419)	(82,851,418)

Net realized gains

Class A	—	(12,839,330)

Total distributions to shareholders	(49,826,419)	(95,690,748)

Increase in net assets from capital stock activity	202,338,370	499,907,214

Total increase in net assets	224,840,367	642,342,166

Net assets at beginning of period	4,656,220,343	4,013,878,177

Net assets at end of period	$4,881,060,710	$4,656,220,343

Undistributed net investment income	$406,331	$6,841,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	53

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	73,082,319	747,111,186	166,652,463	1,676,617,283

Distributions reinvested	4,883,327	49,826,307	9,531,789	95,690,368

Redemptions	(58,284,178)	(594,599,123)	(127,035,349)	(1,272,400,437)

Net increase	19,681,468	202,338,370	49,148,903	499,907,214

Total net increase	19,681,468	202,338,370	49,148,903	499,907,214

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$10.21		$9.87	$10.24	$10.00

Income from investment operations:

Net investment income	0.10		0.21	0.19	0.08

Net realized and unrealized gain (loss)	0.06		0.36	(0.30)	0.24

Total from investment operations	0.16		0.57	(0.11)	0.32

Less distributions to shareholders:

Net investment income	(0.11)		(0.20)	(0.19)	(0.08)

Net realized gains	—		(0.03)	(0.07)	—

Total distributions to shareholders	(0.11)		(0.23)	(0.26)	(0.08)

Net asset value, end of period	$10.26		$10.21	$9.87	$10.24

Total return	1.57%		5.86%	(1.16%)	3.17%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.80%	0.79%	0.81	%(c)

Total net expenses(d)	0.80	%(c)	0.80%	0.79%	0.81	%(c)

Net investment income	1.87	%(c)	2.09%	1.88%	2.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,881,061		$4,656,220	$4,013,878	$4,741,043

Portfolio turnover(e)	116%		207%	213%	78%

Notes to Financial Highlights

(a)	Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 110% for the six months ended February 28, 2015 and 183%, 194% and 76% for the years ended August 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	55

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Core Plus Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

56	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain

Semiannual Report 2015	57

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

58	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Semiannual Report 2015	59

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2015:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	153,645	—	153,645	—	—	—	153,645
Over-the-Counter Swap Contracts(c)	822,526	—	822,526	—	796,000	26,526	—
Centrally Cleared Swap Contracts(d)	120,100	—	120,100	120,100	—	—	—
Total	1,096,271	—	1,096,271	120,100	796,000	26,526	153,645

60	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(f)
				Financial Instruments ($)(e)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Over-the-Counter Swap Contracts(c)	1,575,707	—	1,575,707	—	—	1,280,000	295,707
Centrally Cleared Swap Contracts(g)	1,264,955	—	1,264,955	120,100	—	—	1,144,855
Total	2,840,662	—	2,840,662	120,100	—	1,280,000	1,440,562

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	Centrally cleared swaps are included within receivable for variation margin on the Statement of Assets and Liabilities.

(e)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(f)	Represents the net amount due to counterparties in the event of default.

(g)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	607,480	*
Credit risk	Premiums paid on outstanding swap contracts	2,776,462
Foreign exchange risk	Net assets — Unrealized appreciation on forward foreign currency exchange contracts	153,645
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,990,350	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	916,094	*
Interest rate risk	Premiums paid on outstanding swap contracts	994
Total		6,445,025

Semiannual Report 2015	61

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	4,248,543	*
Credit risk	Premiums received on outstanding swap contracts	2,499,878
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,395,551	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	651,799	*
Total		9,795,771

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended February 28, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(2,890,464)	(2,890,464)

Foreign exchange risk	1,328,061	—	—	1,328,061

Interest rate risk	—	(4,797,560)	575,529	(4,222,031)

Total	1,328,061	(4,797,560)	(2,314,935)	(5,784,434)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(1,117,624)	(1,117,624)

Foreign exchange risk	55,531	—	—	55,531

Interest rate risk	—	1,581,301	265,046	1,846,347

Total	55,531	1,581,301	(852,578)	784,254

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	258,914,991
Futures contracts — Short	344,884,132
Credit default swap contracts — buy protection	410,583,682

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	111,386	—
Interest rate swap contracts	585,951	(407,994)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the

Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

62	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from

Semiannual Report 2015	63

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The

Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) each share the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.41% of the Fund’s average daily net assets.

Effective September 24, 2014, the Investment Manager has voluntarily agreed to waive the investment management fee charged to the Fund on its assets that are invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment management services fee to the Investment Manager. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Federated Investment Management Company and TCW Investment Management Company, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund

64	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.06% of the Fund’s average daily net assets.

Effective September 24, 2014, the Investment Manager has voluntarily agreed to waive the administration fee charged to the Fund on its assets that are invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment management services fee to the Investment Manager. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2015, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.07%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	0.86%	0.84%

Semiannual Report 2015	65

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affilates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $5,131,156,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$116,896,000
Unrealized depreciation	(21,632,000)
Net unrealized appreciation	$95,264,000

The following capital loss carryforwards, determined as of August 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — long-term	10,235,782

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, but including mortgage dollar rolls, aggregated to $5,634,702,186 and $5,369,013,912, respectively, for the six months ended February 28, 2015, of which $4,484,768,065 and $4,667,649,739, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted

66	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration

Semiannual Report 2015	67

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

68	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER CORE PLUS BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	69

Active Portfolios® Multi-Manager Core Plus Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR101_08_E01_(04/15)

SEMIANNUAL REPORT

February 28, 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER

SMALL CAP EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■	Fund and strategy names

■	Established investment teams, philosophies and processes

■	Account services, features, servicing phone numbers and mailing addresses

■	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund) Class A shares returned 4.61% for the six-month period that ended February 28, 2015.

■	The Fund underperformed its benchmark, the Russell 2000 Index, which returned 5.70% during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2015)
	Inception	6 Months Cumulative	1 Year	Life
Class A	04/20/12	4.61	0.99	16.03
Russell 2000 Index		5.70	5.63	17.72

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Columbia Management Investment Advisers, LLC

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg, CFA, CAIA

Conestoga Capital Advisors, LLC

Robert Mitchell

Joseph Monahan

Dalton, Greiner, Hartman, Maher & Co., LLC

Bruce Geller, CFA

Jeffrey Baker, CFA

Peter Gulli, CFA

Edward Turville, CFA

EAM Investors, LLC

Montie Weisenberger

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 28, 2015)
Omnicell, Inc.	1.0
Neogen Corp.	0.9
SPS Commerce, Inc.	0.9
PDC Energy, Inc.	0.8
Radian Group, Inc.	0.8
Tyler Technologies, Inc.	0.8
Avista Corp.	0.8
AAON, Inc.	0.8
Cantel Medical Corp.	0.8
FleetMatics Group PLC	0.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2015)
Common Stocks	97.8
Consumer Discretionary	11.9
Consumer Staples	0.7
Energy	3.7
Financials	20.7
Health Care	18.0
Industrials	14.3
Information Technology	20.3
Materials	4.7
Telecommunication Services	0.5
Utilities	3.0
Money Market Funds	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2014 – February 28, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,046.10	1,018.20	6.89	6.79	1.35

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

Semiannual Report 2015	5

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.8%
Auto Components 2.1%

American Axle & Manufacturing Holdings, Inc.(a)	121,119	3,018,286

Dorman Products, Inc.(a)	101,275	4,467,240

Tenneco, Inc.(a)	29,000	1,688,960

Tower International, Inc.(a)	137,660	3,726,456

Visteon Corp.(a)	10,020	1,007,311

Total		13,908,253

Automobiles 0.4%

Thor Industries, Inc.	48,863	3,012,893

Diversified Consumer Services 0.9%

2U, Inc.(a)	59,648	1,102,295

Grand Canyon Education, Inc.(a)	68,500	3,141,410

Nord Anglia Education, Inc.(a)	83,000	1,777,030

Total		6,020,735

Hotels, Restaurants & Leisure 2.3%

Bloomin’ Brands, Inc.	52,000	1,339,520

Bob Evans Farms, Inc.	18,587	1,088,826

Dave & Buster’s Entertainment, Inc.(a)	29,000	904,800

Del Frisco’s Restaurant Group, Inc.(a)	30,000	602,700

Diamond Resorts International, Inc.(a)	34,632	1,199,999

Domino’s Pizza, Inc.	8,116	824,017

Fiesta Restaurant Group, Inc.(a)	15,344	997,513

Jack in the Box, Inc.	9,282	897,477

La Quinta Holdings, Inc.(a)	47,087	1,045,802

Penn National Gaming, Inc.(a)	53,000	863,370

Popeyes Louisiana Kitchen, Inc.(a)	16,084	965,201

Red Robin Gourmet Burgers, Inc.(a)	14,000	1,168,580

Six Flags Entertainment Corp.	22,861	1,035,375

Sonic Corp.	76,321	2,426,245

Total		15,359,425

Household Durables 0.5%

Helen of Troy Ltd.(a)	24,500	1,877,190

KB Home	61,933	863,965

Ryland Group, Inc. (The)	12,000	546,000

Total		3,287,155

Leisure Products 0.2%

Nautilus, Inc.(a)	71,613	1,092,814

Media 1.7%

AMC Entertainment Holdings, Inc., Class A	38,430	1,321,224

Entravision Communications Corp., Class A	536,708	3,681,817

EW Scripps Co. (The), Class A(a)	47,777	1,101,738

Common Stocks (continued)
Issuer	Shares	Value ($)
Gray Television, Inc.(a)	167,029	1,827,297

MDC Partners, Inc., Class A	40,401	1,051,234

Morningstar, Inc.	18,700	1,395,955

New Media Investment Group, Inc.	57,069	1,409,604

Total		11,788,869

Multiline Retail 0.2%

Burlington Stores, Inc.(a)	20,767	1,154,022

Specialty Retail 2.8%

American Eagle Outfitters, Inc.	91,000	1,362,270

Cato Corp. (The), Class A	52,756	2,339,201

Chico’s FAS, Inc.	98,166	1,789,566

Children’s Place, Inc. (The)	21,000	1,196,790

Christopher & Banks Corp.(a)	55,400	277,000

GNC Holdings, Inc., Class A	22,281	1,071,493

Hibbett Sports, Inc.(a)	48,400	2,367,244

Kirkland’s, Inc.(a)	143,272	3,405,575

Office Depot, Inc.(a)	97,500	913,575

Select Comfort Corp.(a)	31,962	1,025,980

Sonic Automotive, Inc., Class A	42,500	1,051,025

Stage Stores, Inc.	49,280	1,055,578

TravelCenters of America LLC(a)	84,930	1,159,295

Total		19,014,592

Textiles, Apparel & Luxury Goods 0.7%

Columbia Sportswear Co.	22,989	1,284,855

G-III Apparel Group Ltd.(a)	11,915	1,253,815

Skechers U.S.A., Inc., Class A(a)	34,720	2,365,821

Total		4,904,491

Total Consumer Discretionary		79,543,249

CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.4%

Weis Markets, Inc.	52,824	2,491,708

Food Products 0.3%

Post Holdings, Inc.(a)	22,159	1,096,427

TreeHouse Foods, Inc.(a)	15,500	1,295,180

Total		2,391,607

Total Consumer Staples		4,883,315

ENERGY 3.7%
Energy Equipment & Services 1.1%

Helix Energy Solutions Group, Inc.(a)	70,000	1,080,800

Patterson-UTI Energy, Inc.	193,800	3,621,153

Precision Drilling Corp.	320,051	1,949,111

Profire Energy, Inc.(a)	195,000	411,450

Total		7,062,514

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.6%

Aegean Marine Petroleum Network, Inc.	69,000	1,011,540

Callon Petroleum Co.(a)	149,081	1,091,273

Contango Oil & Gas Co.(a)	68,000	1,600,040

Delek U.S. Holdings, Inc.	35,000	1,304,800

Gulfport Energy Corp.(a)	55,561	2,545,249

Matador Resources Co.(a)	185,750	4,023,345

PDC Energy, Inc.(a)	107,338	5,547,228

Teekay Tankers Ltd., Class A	115,000	672,750

Total		17,796,225

Total Energy		24,858,739

FINANCIALS 20.6%
Banks 7.6%

Ameris Bancorp	90,345	2,364,329

Associated Banc-Corp.	172,933	3,223,471

Bank of the Ozarks, Inc.	24,600	900,360

Capital Bank Financial Corp. Class A(a)	48,501	1,287,702

Community Bank System, Inc.	54,000	1,918,080

First Horizon National Corp.	76,729	1,096,457

First Midwest Bancorp, Inc.	170,612	2,917,465

FirstMerit Corp.	70,000	1,270,500

Fulton Financial Corp.	30,640	370,744

Hancock Holding Co.	87,632	2,564,989

Hilltop Holdings, Inc.(a)	52,000	967,200

Independent Bank Corp.	49,000	2,049,180

National Penn Bancshares, Inc.	259,661	2,786,163

Old National Bancorp	202,394	2,851,731

PrivateBancorp, Inc.	60,000	2,083,800

Prosperity Bancshares, Inc.	25,000	1,293,250

Renasant Corp.	66,000	1,879,680

Sandy Spring Bancorp, Inc.	172,917	4,457,800

Sterling Bancorp	145,000	1,989,400

Umpqua Holdings Corp.	105,000	1,736,700

Union Bankshares Corp.	69,900	1,528,713

Webster Financial Corp.	61,503	2,123,699

WesBanco, Inc.	63,799	2,088,779

Western Alliance Bancorp(a)	75,000	2,129,250

Wilshire Bancorp, Inc.	160,000	1,521,600

Wintrust Financial Corp.	35,000	1,648,150

Total		51,049,192

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.8%

GAMCO Investors, Inc., Class A	47,387	3,577,719

Janus Capital Group, Inc.	50,109	825,796

Medley Capital Corp.	63,742	602,999

Piper Jaffray Companies(a)	37,961	2,078,365

Triplepoint Venture Growth BDC Corp.	35,682	530,591

Westwood Holdings Group, Inc.	58,300	3,642,584

WisdomTree Investments, Inc.	60,066	1,122,634

Total		12,380,688

Consumer Finance 0.2%

Springleaf Holdings, Inc.(a)	40,960	1,574,912

Diversified Financial Services 0.2%

PHH Corp.(a)	44,000	1,068,320

Insurance 2.9%

American Equity Investment Life Holding Co.	127,170	3,623,073

AMERISAFE, Inc.	51,000	2,118,540

Amtrust Financial Services, Inc.	28,240	1,522,136

Argo Group International Holdings Ltd.	38,500	1,844,535

CNO Financial Group, Inc.	53,000	861,780

Crawford & Co., Class B	186,885	1,698,785

First American Financial Corp.	101,748	3,564,232

Symetra Financial Corp.	86,700	1,957,686

United Fire Group, Inc.	82,900	2,390,836

Total		19,581,603

Real Estate Investment Trusts (REITs) 5.6%

American Assets Trust, Inc.	50,414	2,067,982

BioMed Realty Trust, Inc.	126,180	2,806,243

Brandywine Realty Trust	82,500	1,307,625

Chatham Lodging Trust	70,593	2,048,609

Colony Financial, Inc.	114,273	2,880,822

Cousins Properties, Inc.	169,030	1,813,692

CubeSmart	71,000	1,647,200

First Industrial Realty Trust, Inc.	48,700	1,036,336

Geo Group, Inc. (The)	25,000	1,078,750

Hersha Hospitality Trust	445,414	2,988,728

Highwoods Properties, Inc.	34,000	1,550,740

Kilroy Realty Corp.	27,000	1,997,190

Kite Realty Group Trust	100,551	2,847,604

LaSalle Hotel Properties	46,000	1,790,320

Pennsylvania Real Estate Investment Trust	30,000	683,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
QTS Realty Trust Inc., Class A	41,000	1,468,210

RLJ Lodging Trust	52,000	1,654,120

Ryman Hospitality Properties, Inc.	18,491	1,111,309

Spirit Realty Capital, Inc.	81,142	993,990

Summit Hotel Properties, Inc.	77,064	1,011,850

Sun Communities, Inc.	47,920	3,238,913

Total		38,023,633

Real Estate Management & Development 0.5%

Kennedy-Wilson Holdings, Inc.	123,789	3,312,594

Thrifts & Mortgage Finance 1.8%

EverBank Financial Corp.	90,000	1,618,200

LendingTree, Inc.(a)	21,835	1,158,129

MGIC Investment Corp.(a)	85,000	776,050

Provident Financial Services, Inc.	156,656	2,851,139

Radian Group, Inc.	342,625	5,416,901

Total		11,820,419

Total Financials		138,811,361

HEALTH CARE 17.9%
Biotechnology 4.1%

ACADIA Pharmaceuticals, Inc.(a)	30,718	1,166,362

Agenus, Inc.(a)	206,490	1,011,801

AMAG Pharmaceuticals, Inc.(a)	18,724	921,783

Amicus Therapeutics, Inc.(a)	117,606	1,030,229

Bluebird Bio, Inc.(a)	10,940	1,042,801

Cepheid(a)	18,102	1,028,918

Coherus Biosciences, Inc.(a)	40,225	1,270,708

Dyax Corp.(a)	79,520	1,201,547

Eagle Pharmaceuticals, Inc.(a)	27,821	945,914

Esperion Therapeutics, Inc.(a)	23,309	1,455,647

Exact Sciences Corp.(a)	35,507	797,842

Halozyme Therapeutics, Inc.(a)	74,565	1,123,695

Kite Pharma, Inc.(a)	13,909	910,205

Ligand Pharmaceuticals, Inc.(a)	35,450	1,952,231

MacroGenics, Inc.(a)	31,993	1,105,998

Merrimack Pharmaceuticals, Inc.(a)	94,160	1,009,395

Novavax, Inc.(a)	145,719	1,333,329

Ophthotech Corp.(a)	19,342	1,039,342

Progenics Pharmaceuticals, Inc.(a)	171,550	1,116,791

Receptos, Inc.(a)	7,205	912,441

Repligen Corp.(a)	121,000	3,110,910

TESARO, Inc.(a)	22,816	1,216,777

TG Therapeutics, Inc.(a)	72,029	1,045,141

Total		27,749,807

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.6%

Abaxis, Inc.	25,825	1,573,259

ABIOMED, Inc.(a)	23,017	1,399,204

Align Technology, Inc.(a)	62,000	3,555,700

Analogic Corp.	20,625	1,787,363

Cantel Medical Corp.	111,350	5,055,290

Cardiovascular Systems, Inc.(a)	29,499	1,112,407

Cerus Corp.(a)	182,836	873,042

Cynosure Inc., Class A(a)	26,008	791,163

DexCom, Inc.(a)	14,233	864,512

Globus Medical, Inc., Class A(a)	72,000	1,748,160

Hill-Rom Holdings, Inc.	21,422	1,026,542

LDR Holding Corp.(a)	29,449	1,151,161

Merit Medical Systems, Inc.(a)	129,978	2,548,869

Neogen Corp.(a)	119,687	6,121,990

NuVasive, Inc.(a)	21,998	1,006,409

STERIS Corp.	12,945	835,211

Syneron Medical Ltd.(a)	207,521	2,448,748

Vascular Solutions, Inc.(a)	83,407	2,433,816

Zeltiq Aesthetics, Inc.(a)	35,716	1,191,843

Total		37,524,689

Health Care Providers & Services 3.1%

Acadia Healthcare Co., Inc.(a)	16,496	1,043,042

AMN Healthcare Services, Inc.(a)	48,257	1,088,678

Amsurg Corp.(a)	20,118	1,209,092

Health Net, Inc.(a)	21,824	1,251,606

Healthways, Inc.(a)	74,000	1,656,120

Kindred Healthcare, Inc.	77,000	1,633,940

LHC Group, Inc.(a)	49,624	1,677,291

LifePoint Hospitals, Inc.(a)	24,000	1,727,040

Molina Healthcare, Inc.(a)	42,589	2,712,494

National Research Corp., Class A	107,600	1,495,640

National Research Corp., Class B	41,879	1,371,537

PharMerica Corp.(a)	72,000	1,800,000

VCA, Inc.(a)	40,000	2,131,200

Total		20,797,680

Health Care Technology 2.2%

HealthStream, Inc.(a)	175,225	4,534,823

MedAssets, Inc.(a)	54,000	1,037,340

Medidata Solutions, Inc.(a)	51,475	2,476,462

Omnicell, Inc.(a)	189,425	6,639,346

Total		14,687,971

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.5%

Bio-Techne Corp.	15,700	1,531,221

ICON PLC(a)	27,137	1,872,724

Total		3,403,945

Pharmaceuticals 2.4%

Aerie Pharmaceuticals, Inc.(a)	29,281	823,382

Akorn, Inc.(a)	19,065	1,025,888

ANI Pharmaceuticals, Inc.(a)	12,750	858,840

Aratana Therapeutics, Inc.(a)	75,983	1,463,432

Catalent, Inc.(a)	71,500	1,999,855

Cempra, Inc.(a)	39,676	1,314,069

Depomed, Inc.(a)	52,065	1,142,827

Impax Laboratories, Inc.(a)	22,958	924,978

Omeros Corp.(a)	45,282	945,035

Pacira Pharmaceuticals, Inc.(a)	8,501	975,660

Phibro Animal Health Corp., Class A	32,301	1,171,557

Sucampo Pharmaceuticals, Inc., Class A(a)	70,184	1,079,430

Tetraphase Pharmaceuticals, Inc.(a)	39,739	1,568,101

ZS Pharma, Inc.(a)	16,878	834,955

Total		16,128,009

Total Health Care		120,292,101

INDUSTRIALS 14.3%
Aerospace & Defense 0.3%

Astronics Corp.(a)	16,412	1,141,619

Hexcel Corp.	23,107	1,099,431

Total		2,241,050

Air Freight & Logistics 0.5%

Atlas Air Worldwide Holdings, Inc.(a)	21,940	994,979

Forward Air Corp.	19,984	1,069,144

XPO Logistics, Inc.(a)	25,235	1,114,125

Total		3,178,248

Airlines 0.7%

Alaska Air Group, Inc.	15,000	954,750

Allegiant Travel Co.	6,292	1,155,337

JetBlue Airways Corp.(a)	79,000	1,358,010

Spirit Airlines, Inc.(a)	11,980	931,804

Total		4,399,901

Building Products 1.8%

AAON, Inc.	224,750	5,059,123

Apogee Enterprises, Inc.	24,764	1,135,429

Patrick Industries, Inc.(a)	21,295	1,176,549

Simpson Manufacturing Co., Inc.	106,225	3,845,345

Common Stocks (continued)
Issuer	Shares	Value ($)
Trex Co., Inc.(a)	17,326	872,364

Total		12,088,810

Commercial Services & Supplies 2.5%

Deluxe Corp.	30,000	1,996,500

G&K Services, Inc., Class A	16,645	1,198,274

Healthcare Services Group, Inc.	95,000	3,189,150

Interface, Inc.	58,529	1,181,700

Mobile Mini, Inc.	42,000	1,742,580

Rollins, Inc.	71,950	2,413,203

Steelcase, Inc., Class A	206,018	3,856,657

United Stationers, Inc.	25,000	1,009,750

Total		16,587,814

Construction & Engineering 1.1%

Dycom Industries, Inc.(a)	26,314	1,167,026

EMCOR Group, Inc.	105,338	4,638,032

Tutor Perini Corp.(a)	54,000	1,256,580

Total		7,061,638

Electrical Equipment 0.2%

Acuity Brands, Inc.	7,876	1,248,189

Industrial Conglomerates 0.4%

Raven Industries, Inc.	139,000	2,896,760

Machinery 3.1%

Global Brass & Copper Holdings, Inc.	153,564	2,156,038

LB Foster Co., Class A	78,379	3,842,139

Mueller Industries, Inc.	79,452	2,765,724

Proto Labs, Inc.(a)	61,950	4,403,406

Sun Hydraulics Corp.	110,900	4,291,830

Trinity Industries, Inc.	45,000	1,512,900

Wabash National Corp.(a)	125,000	1,831,250

Total		20,803,287

Professional Services 2.4%

Advisory Board Co. (The)(a)	79,460	4,300,375

Insperity, Inc.	23,805	1,233,099

Korn/Ferry International(a)	97,832	2,993,659

Navigant Consulting, Inc.(a)	27,129	379,535

On Assignment, Inc.(a)	43,000	1,643,030

TriNet Group, Inc.(a)	34,772	1,263,614

TrueBlue, Inc.(a)	198,870	4,575,999

Total		16,389,311

Road & Rail 1.2%

Heartland Express, Inc.	47,300	1,190,541

Old Dominion Freight Line, Inc.(a)	35,187	2,748,809

Swift Transportation Co.(a)	156,840	4,435,435

Total		8,374,785

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.1%

Neff Corp. Class A(a)	78,715	822,572

Total Industrials		96,092,365

INFORMATION TECHNOLOGY 20.3%
Communications Equipment 0.3%

CommScope Holding Co., Inc.(a)	40,631	1,279,877

Infinera Corp.(a)	58,249	993,145

Total		2,273,022

Electronic Equipment, Instruments & Components 2.3%

Anixter International, Inc.(a)	23,755	1,874,032

CDW Corp.	23,568	886,864

FARO Technologies, Inc.(a)	70,136	4,206,056

II-VI, Inc.(a)	9,744	170,423

IPG Photonics Corp.(a)	12,279	1,177,556

Mesa Laboratories, Inc.	34,367	2,538,690

RealD, Inc.(a)	85,080	1,111,145

Rogers Corp.(a)	29,505	2,309,651

Universal Display Corp.(a)	31,951	1,098,795

Total		15,373,212

Internet Software & Services 3.7%

CoStar Group, Inc.(a)	22,125	4,406,415

Endurance International Group Holdings, Inc.(a)	144,975	2,699,434

GrubHub, Inc.(a)	25,492	1,070,919

j2 Global, Inc.	16,338	1,098,731

NIC, Inc.	172,000	3,010,000

SciQuest, Inc.(a)	141,750	2,467,867

SPS Commerce, Inc.(a)	85,993	5,907,719

Stamps.com, Inc.(a)	80,250	4,498,815

Total		25,159,900

IT Services 0.6%

MAXIMUS, Inc.	18,892	1,118,973

Sykes Enterprises, Inc.(a)	104,215	2,422,999

Unisys Corp.(a)	32,800	742,592

Total		4,284,564

Semiconductors & Semiconductor Equipment 4.1%

Advanced Energy Industries, Inc.(a)	41,903	1,115,458

Cavium, Inc.(a)	16,717	1,144,947

Cirrus Logic, Inc.(a)	38,596	1,162,126

Cypress Semiconductor Corp.	82,164	1,211,919

Entegris, Inc.(a)	101,276	1,358,111

Fairchild Semiconductor International, Inc.(a)	77,000	1,342,880

Common Stocks (continued)
Issuer	Shares	Value ($)
Formfactor, Inc.(a)	124,032	1,217,994

Inphi Corp.(a)	61,791	1,151,784

Integrated Device Technology, Inc.(a)	132,702	2,738,969

Integrated Silicon Solution	82,000	1,348,080

IXYS Corp.	99,900	1,195,803

Kulicke & Soffa Industries, Inc.(a)	117,000	1,872,000

M/A-COM Technology Solutions Holdings, Inc.(a)	30,908	1,042,218

Micrel, Inc.	94,000	1,403,420

NVE Corp.	30,050	1,914,786

ON Semiconductor Corp.(a)	99,870	1,273,342

Silicon Laboratories, Inc.(a)	21,837	1,105,826

SunEdison, Inc.(a)	120,755	2,673,516

Tessera Technologies, Inc.	23,868	956,152

Total		27,229,331

Software 8.5%

ACI Worldwide, Inc.(a)	198,500	3,940,225

Advent Software, Inc.	92,775	4,097,872

AVG Technologies NV(a)	137,872	3,111,771

Barracuda Networks, Inc.(a)	29,253	1,114,247

Blackbaud, Inc.	84,075	3,817,005

Bottomline Technologies de, Inc.(a)	157,000	4,157,360

BroadSoft, Inc.(a)	35,443	1,115,037

Ebix, Inc.	51,467	1,352,553

Exa Corp.(a)	125,157	1,232,796

Fair Isaac Corp.	13,356	1,136,863

FleetMatics Group PLC(a)	115,000	4,739,150

Gigamon, Inc.(a)	57,005	1,143,520

HubSpot, Inc.(a)	28,828	1,184,543

Mentor Graphics Corp.	75,200	1,764,192

MicroStrategy, Inc., Class A(a)	6,172	1,100,714

Netscout Systems, Inc.(a)	60,507	2,439,642

Pegasystems, Inc.	122,152	2,417,388

Proofpoint, Inc.(a)	19,684	1,114,902

PROS Holdings, Inc.(a)	130,850	3,201,900

PTC, Inc.(a)	93,778	3,249,877

QLIK Technologies, Inc.(a)	32,448	1,052,613

Tableau Software, Inc., Class A(a)	11,935	1,122,009

Tyler Technologies, Inc.(a)	44,325	5,291,075

Ultimate Software Group, Inc. (The)(a)	6,648	1,094,560

Verint Systems, Inc.(a)	16,727	1,018,256

Total		57,010,070

Technology Hardware, Storage & Peripherals 0.8%

QLogic Corp.(a)	75,941	1,139,874

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Stratasys Ltd.(a)	23,000	1,427,380

Super Micro Computer, Inc.(a)	60,578	2,434,024

Total		5,001,278

Total Information Technology		136,331,377

MATERIALS 4.7%
Chemicals 1.7%

A. Schulman, Inc.	66,358	2,825,524

Axiall Corp.	31,000	1,435,610

Balchem Corp.	66,300	3,906,396

Cytec Industries, Inc.	48,410	2,542,977

Orion Engineered Carbons SA	56,413	928,558

Total		11,639,065

Construction Materials 0.2%

US Concrete, Inc.(a)	47,193	1,439,387

Containers & Packaging 0.5%

Berry Plastics Corp.(a)	40,974	1,405,818

Greif, Inc., Class A	41,489	1,825,516

Total		3,231,334

Metals & Mining 1.0%

AK Steel Holding Corp.(a)	120,000	530,400

Carpenter Technology Corp.	24,000	1,016,640

Constellium NV(a)	63,000	1,191,330

Kaiser Aluminum Corp.	30,869	2,332,153

Materion Corp.	47,300	1,732,126

Total		6,802,649

Paper & Forest Products 1.3%

Boise Cascade Co.(a)	40,000	1,424,400

Clearwater Paper Corp.(a)	61,838	3,775,828

KapStone Paper and Packaging Corp.	38,000	1,309,480

Neenah Paper, Inc.	32,000	1,933,440

Total		8,443,148

Total Materials		31,555,583

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%

inContact, Inc.(a)	97,651	1,143,494

Iridium Communications, Inc.(a)	103,690	993,350

Total		2,136,844

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%

RingCentral, Inc., Class A(a)	70,320	1,108,946

Total Telecommunication Services		3,245,790

UTILITIES 3.0%
Electric Utilities 0.9%

Portland General Electric Co.	96,399	3,594,719

UIL Holdings Corp.	43,000	2,173,650

Total		5,768,369

Gas Utilities 0.6%

New Jersey Resources Corp.	29,000	1,814,820

South Jersey Industries, Inc.	24,362	1,380,838

Southwest Gas Corp.	21,000	1,202,460

Total		4,398,118

Independent Power and Renewable Electricity Producers 0.2%

Dynegy, Inc.(a)	28,500	794,295

TerraForm Power, Inc., Class A	11,000	382,030

Total		1,176,325

Multi-Utilities 1.3%

Avista Corp.	153,341	5,228,928

Vectren Corp.	80,060	3,574,679

Total		8,803,607

Total Utilities		20,146,419

Total Common Stocks (Cost: $538,526,557)		655,760,299

Money Market Funds 2.2%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(b)(c)	14,530,725	14,530,725

Total Money Market Funds (Cost: $14,530,725)		14,530,725

Total Investments (Cost: $553,057,282)		670,291,024

Other Assets & Liabilities, Net		2,057,575

Net Assets		672,348,599

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at February 28, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,307,999	108,784,264	(111,561,538)	14,530,725	9,996	14,530,725

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	79,543,249	—	—	79,543,249

Consumer Staples	4,883,315	—	—	4,883,315

Energy	24,858,739	—	—	24,858,739

Financials	138,811,361	—	—	138,811,361

Health Care	120,292,101	—	—	120,292,101

Industrials	96,092,365	—	—	96,092,365

Information Technology	136,331,377	—	—	136,331,377

Materials	31,555,583	—	—	31,555,583

Telecommunication Services	3,245,790	—	—	3,245,790

Utilities	20,146,419	—	—	20,146,419

Total Equity Securities	655,760,299	—	—	655,760,299

Mutual Funds

Money Market Funds	14,530,725	—	—	14,530,725

Total Mutual Funds	14,530,725	—	—	14,530,725

Total	670,291,024	—	—	670,291,024

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $538,526,557)	$655,760,299

Affiliated issuers (identified cost $14,530,725)	14,530,725

Total investments (identified cost $553,057,282)	670,291,024

Receivable for:

Investments sold	5,226,687

Capital shares sold	1,347,839

Dividends	375,811

Reclaims	1,795

Expense reimbursement due from Investment Manager	4,477

Prepaid expenses	3,131

Trustees’ deferred compensation plan	10,009

Other assets	12,005

Total assets	677,272,778

Liabilities

Payable for:

Investments purchased	3,339,710

Capital shares purchased	1,384,997

Investment management fees	15,878

Distribution and/or service fees	4,641

Transfer agent fees	107,365

Administration fees	1,461

Compensation of board members	1,552

Chief compliance officer expenses	61

Other expenses	58,505

Trustees’ deferred compensation plan	10,009

Total liabilities	4,924,179

Net assets applicable to outstanding capital stock	$672,348,599

Represented by

Paid-in capital	$544,042,279

Excess of distributions over net investment income	(717,493)

Accumulated net realized gain	11,790,071

Unrealized appreciation (depreciation) on:

Investments	117,233,742

Total — representing net assets applicable to outstanding capital stock	$672,348,599

Class A

Net assets	$672,348,599

Shares outstanding	51,191,695

Net asset value per share	$13.13

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,662,065

Dividends — affiliated issuers	9,996

Foreign taxes withheld	(22,670)

Total income	3,649,391

Expenses:

Investment management fees	2,761,703

Distribution and/or service fees

Class A	804,599

Transfer agent fees

Class A	1,216,002

Administration fees	253,845

Compensation of board members	16,739

Custodian fees	18,736

Printing and postage fees	99,812

Registration fees	21,967

Professional fees	19,425

Chief compliance officer expenses	164

Other	7,085

Total expenses	5,220,077

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(865,625)

Total net expenses	4,354,452

Net investment loss	(705,061)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	12,988,307

Net realized gain	12,988,307

Net change in unrealized appreciation (depreciation) on:

Investments	20,409,611

Net change in unrealized appreciation	20,409,611

Net realized and unrealized gain	33,397,918

Net increase in net assets resulting from operations	$32,692,857

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations

Net investment loss	$(705,061)	$(3,173,957)

Net realized gain	12,988,307	75,536,134

Net change in unrealized appreciation	20,409,611	11,034,502

Net increase in net assets resulting from operations	32,692,857	83,396,679

Distributions to shareholders

Net realized gains

Class A	(54,289,860)	(39,466,321)

Total distributions to shareholders	(54,289,860)	(39,466,321)

Increase in net assets from capital stock activity	65,845,339	13,383,784

Total increase in net assets	44,248,336	57,314,142

Net assets at beginning of period	628,100,263	570,786,121

Net assets at end of period	$672,348,599	$628,100,263

Excess of distributions over net investment income	$(717,493)	$(12,432)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	7,277,795	93,694,742	16,754,569	229,473,554

Distributions reinvested	4,374,668	54,289,632	2,976,217	39,464,640

Redemptions	(6,374,736)	(82,139,035)	(18,645,862)	(255,554,410)

Net increase	5,277,727	65,845,339	1,084,924	13,383,784

Total net increase	5,277,727	65,845,339	1,084,924	13,383,784

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended February 28, 2015		Year Ended August 31,
Class A	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$13.68		$12.73	$10.07	$10.00

Income from investment operations:

Net investment income (loss)	(0.01)		(0.07)	0.03	(0.01)

Net realized and unrealized gain	0.58		1.86	2.69	0.08	(b)

Total from investment operations	0.57		1.79	2.72	0.07

Less distributions to shareholders:

Net investment income	—		—	(0.06)	—

Net realized gains	(1.12)		(0.84)	—	—

Total distributions to shareholders	(1.12)		(0.84)	(0.06)	—

Net asset value, end of period	$13.13		$13.68	$12.73	$10.07

Total return	4.61%		14.28%	27.11%	0.70%

Ratios to average net assets(c)

Total gross expenses	1.62	%(d)	1.57%	1.63%	1.77	%(d)

Total net expenses(e)	1.35	%(d)	1.34%	1.34%	1.34	%(d)

Net investment income (loss)	(0.22	%)(d)	(0.48%)	0.30%	(0.21	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$672,349		$628,100	$570,786	$405,992

Portfolio turnover	41%		73%	97%	26%

Notes to Financial Highlights

(a)	Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2015	19

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) each share the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.90% to 0.80% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2015 was 0.86% of the Fund’s average daily net assets.

20	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC, each of which subadvises a portion of the assets of the Fund. In addition, Real Estate Management Services Group provides advisory services with respect to REITs in DGHM’s sleeve of investments. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2015 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2015, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.38%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Semiannual Report 2015	21

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective January 1, 2015	Contractual Expense Cap Prior to January 1, 2015
Class A	1.38%	1.34%

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2015, the cost of investments for federal income tax purposes was approximately $553,057,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$128,852,000
Unrealized depreciation	(11,618,000)
Net unrealized appreciation	$117,234,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $274,636,000 and $259,968,677, respectively, for the six months ended February 28, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2015, one affiliated shareholder of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures

22	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended February 28, 2015.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are

Semiannual Report 2015	23

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2015 (Unaudited)

subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24	Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	25

Active Portfolios® Multi-Manager Small Cap Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR102_08_E01_(04/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2015